HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.10%
	Aerospace & Defense — 1.40%
3,065	HEICO Corp.	$441
1,057	L3Harris Technologies, Inc.	220
5,411	Lockheed Martin Corp.	2,090
747	Northrop Grumman Corp.	351
18,437	Raytheon Technologies Corp.	1,509
6,782	Spirit Aerosystems Holdings, Inc., Class - A	149
5,412	The Boeing Co.(a)	655
4,420	TransDigm Group, Inc.	2,320
		7,735

	Air Freight & Logistics — 0.65%
305	Expeditors International of Washington, Inc.	27
4,786	FedEx Corp.	711
1,886	GXO Logistics, Inc.(a)	66
16,845	United Parcel Service, Inc., Class - B	2,721
1,886	XPO Logistics, Inc.(a)	84
		3,609

	Airlines — 0.17%
11,583	Alaska Air Group, Inc.(a)	453
28,157	American Airlines Group, Inc.(a)	339
2,097	Copa Holdings SA, Class - A(a)	141
		933

	Auto Components — 0.34%
585	Gentex Corp.	14
12,500	Lear Corp.	1,496
37,827	The Goodyear Tire & Rubber Co.(a)	382
		1,892

	Automobiles — 2.03%
7,064	General Motors Co.	227
12,484	Rivian Automotive, Inc., Class - A(a)	411
39,726	Tesla, Inc.(a)	10,537
		11,175

	Banks — 4.19%
225,733	Bank of America Corp.	6,817
16,687	Bank OZK	660
16,009	Citigroup, Inc.	667
1,826	Citizens Financial Group, Inc.	63
15,989	Comerica, Inc.	1,137
625	Commerce Bancshares, Inc.	41
1,552	Cullen/Frost Bankers, Inc.	205
3,013	East West Bancorp, Inc.	202
13,076	Fifth Third Bancorp	418
6,815	First Hawaiian, Inc.	168
1,892	First Republic Bank	247
41,225	Huntington Bancshares, Inc.	543
52,407	JPMorgan Chase & Co.	5,477
17,314	KeyCorp	277
3,497	M&T Bank Corp.	617
8,270	PNC Financial Services Group, Inc.	1,236
710	SVB Financial Group(a)	238
42,174	Synovus Financial Corp.	1,582
32,258	Truist Financial Corp.	1,405
9,426	Umpqua Holdings Corp.	161
11,780	Wells Fargo & Co.	474
9,321	Zions Bancorp NA	474
		23,109

	Beverages — 2.02%
4,600	Brown-Forman Corp., Class - B	306
2,846	Constellation Brands, Inc., Class - A	654

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Beverages (continued)
6,891	Keurig Dr Pepper, Inc.	$247
4,530	Monster Beverage Corp.(a)	394
28,839	PepsiCo, Inc.	4,708
85,987	The Coca-Cola Co.	4,817
		11,126

	Biotechnology — 2.63%
34,760	AbbVie, Inc.	4,666
2,223	Alnylam Pharmaceuticals, Inc.(a)	445
14,171	Amgen, Inc.	3,194
3,274	Moderna, Inc.(a)	387
8,247	Seagen, Inc.(a)	1,128
17,938	United Therapeutics Corp.(a)	3,756
3,143	Vertex Pharmaceuticals, Inc.(a)	910
		14,486

	Building Products — 0.61%
10,045	A.O. Smith Corp.	488
21,311	Carrier Global Corp.	758
13,273	Johnson Controls International PLC	653
6,549	Masco Corp.	306
7,831	Trane Technologies PLC	1,134
		3,339

	Capital Markets — 2.49%
4,496	Affiliated Managers Group, Inc.	503
2,506	Ameriprise Financial, Inc.	631
2,656	Ares Management Corp., Class - A	165
4,582	BlackRock, Inc., Class - A	2,520
1,669	CME Group, Inc.	296
4,721	Evercore, Inc.	388
16,955	Franklin Resources, Inc.	365
2,293	Interactive Brokers Group, Inc., Class - A	147
3,061	Intercontinental Exchange, Inc.	277
9,972	Invesco Ltd.	137
9,493	KKR & Co., Inc.	408
20,369	Morgan Stanley	1,609
686	Morningstar, Inc.	146
1,887	Nasdaq, Inc.	107
3,423	Northern Trust Corp.	293
269	S&P Global, Inc.	82
7,695	State Street Corp.	468
7,780	T. Rowe Price Group, Inc.	817
25,629	The Charles Schwab Corp.	1,842
7,506	The Goldman Sachs Group, Inc.	2,200
6,297	Tradeweb Markets, Inc., Class - A	355
		13,756

	Chemicals — 1.68%
7,464	Air Products & Chemicals, Inc.	1,737
1,327	Albemarle Corp.	351
4,923	Axalta Coating Systems Ltd.(a)	104
1,640	Celanese Corp., Series A	148
30,439	CF Industries Holdings, Inc.	2,930
9,311	Corteva, Inc.	532
9,217	Dow, Inc.	405
13,063	DuPont de Nemours, Inc.	658
7,173	LyondellBasell Industries N.V., Class - A	540
24,876	Olin Corp.	1,067
6,716	PPG Industries, Inc.	743
1,538	The Scotts Miracle-Gro Co.	66
		9,281

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies — 1.12%
11,948	Clean Harbors, Inc.(a)	$1,314
27,349	Copart, Inc.(a)	2,909
3,003	IAA, Inc.(a)	96
1,270	Republic Services, Inc.	173
2,747	Stericycle, Inc.(a)	116
9,682	Waste Management, Inc.	1,551
		6,159

	Communications Equipment — 0.74%
90,637	Cisco Systems, Inc.	3,625
31,124	Commscope Holding, Inc.(a)	287
774	Motorola Solutions, Inc.	173
		4,085

	Construction & Engineering — 0.11%
3,578	AECOM	245
841	Arcosa, Inc.	48
2,295	Quanta Services, Inc.	292
		585

	Construction Materials — 0.15%
1,351	Martin Marietta Materials, Inc.	435
2,578	Vulcan Materials Co.	407
		842

	Consumer Finance — 1.07%
20,855	American Express Co.	2,813
20,025	Capital One Financial Corp.	1,845
6,409	Discover Financial Services	583
14,450	OneMain Holdings, Inc.	427
50,199	SoFi Technologies, Inc.(a)	245
		5,913

	Containers & Packaging — 0.35%
262	AptarGroup, Inc.	25
27	Avery Dennison Corp.	4
22,939	Ball Corp.	1,109
10,608	International Paper Co.	336
2,050	Packaging Corporation of America	230
2,320	Silgan Holdings, Inc.	98
2,452	Sonoco Products Co.	139
		1,941

	Distributors — 0.10%
3,827	Genuine Parts Co.	571

	Diversified Consumer Services — 0.22%
33,749	Chegg, Inc.(a)	711
7,498	H&R Block, Inc.	319
3,097	Service Corp. International	179
		1,209

	Diversified Financial Services — 1.26%
7,259	Apollo Global Management, Inc.	338
21,384	Berkshire Hathaway, Inc., Class - B(a)	5,710
14,613	Equitable Holdings, Inc.	385
17,093	Jefferies Financial Group, Inc.	504
		6,937

	Diversified Telecommunication Services — 0.41%
26,095	AT&T, Inc.	400

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services (continued)
48,780	Verizon Communications, Inc.	$1,852
		2,252

	Electric Utilities — 1.85%
1,604	Alliant Energy Corp.	85
30,034	American Electric Power Company, Inc.	2,596
3,035	Constellation Energy Corp.	252
7,685	Duke Energy Corp.	715
1,914	Edison International	108
9,746	Eversource Energy	760
9,106	Exelon Corp.	341
3,311	Hawaiian Electric Industries, Inc.	115
35,480	NextEra Energy, Inc.	2,783
32,159	The Southern Co.	2,187
4,017	Xcel Energy, Inc.	257
		10,199

	Electrical Equipment — 0.69%
3,350	AMETEK, Inc.	380
12,355	Eaton Corp. PLC	1,647
16,658	Emerson Electric Co.	1,220
3,984	Regal Rexnord Corp.	559
		3,806

	Electronic Equipment, Instruments & Components — 0.04%
512	Dolby Laboratories, Inc., Class - A	33
1,050	Keysight Technologies, Inc.(a)	166
		199

	Energy Equipment & Services — 0.76%
26,930	Halliburton Co.	663
6,095	Helmerich & Payne, Inc.	225
153,313	Patterson-UTI Energy, Inc.	1,791
42,009	Schlumberger N.V.	1,508
		4,187

	Entertainment — 0.79%
2,063	Activision Blizzard, Inc.	153
2,970	Liberty Media Corp. - Liberty Formula One, Class - C(a)	174
4,800	Netflix, Inc.(a)	1,130
2,832	Spotify Technology SA(a)	244
28,322	The Walt Disney Co.(a)	2,672
		4,373

	Equity Real Estate Investment Trusts — 2.46%
4,517	Alexandria Real Estate Equities, Inc.	633
24,071	American Homes 4 Rent, Class - A	790
5,297	American Tower Corp.	1,137
566	Apartment Income REIT Corp.	22
27,975	Brixmor Property Group, Inc.	517
7,024	Camden Property Trust	839
7,417	Crown Castle, Inc.	1,072
5,913	CubeSmart	237
21,951	Duke Realty Corp.	1,058
449	Equinix, Inc.	255
2,122	Equity Lifestyle Properties, Inc.	133
507	Essex Property Trust, Inc.	123
2,294	Extra Space Storage, Inc.	396
1,385	Federal Realty Investment Trust	125
2,505	Healthpeak Properties, Inc.	57
17,384	Invitation Homes, Inc.	587
5,259	Iron Mountain, Inc.	231

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
846	Lamar Advertising Co., Class - A	$70
3,183	Life Storage, Inc.	353
6,040	Medical Properties Trust, Inc.	72
2,029	Mid-America Apartment Communities, Inc.	315
10,542	Prologis, Inc.	1,071
2,688	Public Storage	787
19,572	Realty Income Corp.	1,138
8,746	Rexford Industrial Realty, Inc.	455
1,913	Sun Communities, Inc.	259
35,601	The Macerich Co.	283
4,609	UDR, Inc.	192
8,362	VICI Properties, Inc.	250
1,573	WP Carey, Inc.	110
		13,567

	Food & Staples Retailing — 1.30%
3,254	Casey's General Stores, Inc.	659
1,943	Costco Wholesale Corp.	918
9,412	Sysco Corp.	666
9,040	The Kroger Co.	396
34,781	Walmart, Inc.	4,510
		7,149

	Food Products — 1.03%
13,782	Archer-Daniels-Midland Co.	1,110
3,437	Campbell Soup Co.	162
16,807	Conagra Brands, Inc.	548
5,689	Flowers Foods, Inc.	140
12,760	General Mills, Inc.	978
2,450	Hormel Foods Corp.	111
10,284	Kellogg Co.	716
9,502	Mondelez International, Inc., Class - A	521
1,277	Post Holdings, Inc.(a)	105
1,964	The Hershey Co.	433
13,887	The Kraft Heinz Co.	463
6,256	Tyson Foods, Inc., Class - A	412
		5,699

	Gas Utilities — 0.01%
808	Atmos Energy Corp.	82

	Health Care Equipment & Supplies — 2.38%
48,674	Abbott Laboratories	4,709
1,636	Align Technology, Inc.(a)	339
2,461	Baxter International, Inc.	133
4,797	Becton Dickinson & Co.	1,069
3,501	Danaher Corp.	904
5,314	Dexcom, Inc.(a)	428
2,250	Edwards Lifesciences Corp.(a)	186
1,648	Enovis Corp.(a)	76
3,127	ICU Medical, Inc.(a)	471
1,653	IDEXX Laboratories, Inc.(a)	539
2,647	Intuitive Surgical, Inc.(a)	496
37,560	Medtronic PLC	3,033
2,344	Penumbra, Inc.(a)	444
1,498	STERIS PLC	249
352	Teleflex, Inc.	71
		13,147

	Health Care Providers & Services — 3.45%
3,127	AmerisourceBergen Corp.	423
24,101	Centene Corp.(a)	1,875
11,241	Cigna Corp.	3,120
14,322	CVS Health Corp.	1,366

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
4,252	Elevance Health, Inc.	$1,931
4,756	HCA Healthcare, Inc.	874
2,789	Humana, Inc.	1,353
2,131	Laboratory Corporation of America Holdings	436
4,072	McKesson Corp.	1,384
992	Molina Heathcare, Inc.(a)	327
2,928	Quest Diagnostics, Inc.	359
11,048	UnitedHealth Group, Inc.	5,581
		19,029

	Health Care Technology — 0.40%
9,979	Teladoc Health, Inc.(a)	253
11,861	Veeva Systems, Inc., Class - A(a)	1,956
		2,209

	Hotels, Restaurants & Leisure — 1.96%
3,359	Airbnb, Inc., Class - A(a)	353
7,828	Caesars Entertainment, Inc.(a)	253
65,884	Carnival Corp.(a)	463
2,249	Darden Restaurants, Inc.	284
23,594	DraftKings, Inc.(a)	357
148	Hilton Worldwide Holdings, Inc.	18
3,826	Hyatt Hotels Corp., Class - A(a)	310
1,434	Marriott International, Inc., Class - A	201
20,166	McDonald's Corp.	4,653
51,410	Norwegian Cruise Line Holdings Ltd.(a)	584
16,947	Royal Caribbean Cruises Ltd.(a)	642
30,827	Starbucks Corp.	2,597
546	Vail Resorts, Inc.	118
		10,833

	Household Durables — 0.36%
3,443	D.R. Horton, Inc.	232
3,121	Garmin Ltd.	251
3,252	Leggett & Platt, Inc.	108
6,964	Lennar Corp., Class - A	519
83	Lennar Corp., Class - B	5
4,132	PulteGroup, Inc.	155
17,676	Toll Brothers, Inc.	742
		2,012

	Household Products — 1.61%
2,171	Church & Dwight Co., Inc.	155
16,240	Kimberly-Clark Corp.	1,828
428	Spectrum Brands Holdings, Inc.	17
1,218	The Clorox Co.	156
53,465	The Procter & Gamble Co.	6,750
		8,906

	Independent Power and Renewable Electricity Producers — 0.10%
26,502	Vistra Corp.	557

	Industrial Conglomerates — 0.58%
7,946	General Electric Co.	492
16,050	Honeywell International, Inc.	2,680
41	Roper Technologies, Inc.	15
		3,187

	Insurance — 2.15%
23,465	Aflac, Inc.	1,319
560	Aon PLC, Class - A	150
3,483	Arthur J. Gallagher & Co.	596

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
1,195	Assurant, Inc.	$174
1,709	Brown & Brown, Inc.	103
3,252	Cincinnati Financial Corp.	291
52,976	Fidelity National Financial, Inc.	1,918
9,177	Lincoln National Corp.	403
2,577	Marsh & McLennan Companies, Inc.	385
26,353	MetLife, Inc.	1,602
7,077	Old Republic International Corp.	148
6,114	Prudential Financial, Inc.	524
2,797	RenaissanceRe Holdings Ltd.	393
26,534	The Allstate Corp.	3,304
2,945	The Progressive Corp.	342
3,246	W.R. Berkley Corp.	210
		11,862

	Interactive Media & Services — 5.05%
125,340	Alphabet, Inc., Class - A(a)	11,989
91,660	Alphabet, Inc., Class - C(a)	8,813
49,461	Meta Platforms, Inc., Class - A(a)	6,711
7,379	Twitter, Inc.(a)	323
		27,836

	Internet & Direct Marketing Retail — 3.27%
154,380	Amazon.com, Inc.(a)	17,445
15,760	eBay, Inc.	580
		18,025

	IT Services — 3.42%
2,831	Accenture PLC, Class - A	728
3,168	Akamai Technologies, Inc.(a)	254
10,724	Block, Inc.(a)	590
1,853	Cognizant Technology Solutions Corp.	106
8,471	EPAM Systems, Inc.(a)	3,068
3,316	Fiserv, Inc.(a)	310
13,957	GoDaddy, Inc., Class - A(a)	989
18,311	MasterCard, Inc., Class - A	5,208
6,910	Paychex, Inc.	775
10,715	PayPal Holdings, Inc.(a)	922
4,262	Snowflake, Inc., Class - A(a)	724
4,738	Twilio, Inc., Class - A(a)	328
4,247	VeriSign, Inc.(a)	738
23,246	Visa, Inc., Class - A	4,131
43	WEX, Inc.(a)	5
		18,876

	Leisure Products — 0.15%
1,780	Brunswick Corp.	117
2,849	Hasbro, Inc.	192
10,271	Mattel, Inc.(a)	195
3,276	Polaris, Inc.	312
		816

	Life Sciences Tools & Services — 1.11%
4,371	Agilent Technologies, Inc.	531
398	Bio-Rad Laboratories, Inc., Class - A(a)	166
1,294	Bruker Corp.	69
438	Charles River Laboratories International, Inc.(a)	86
710	IQVIA Holdings, Inc.(a)	129
2,796	Mettler-Toledo International, Inc.(a)	3,031
485	PerkinElmer, Inc.	58
2,339	QIAGEN N.V.(a)	97
3,456	Thermo Fisher Scientific, Inc.	1,753

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
720	Waters Corp.(a)	$194
		6,114

	Machinery — 1.43%
11,054	AGCO Corp.	1,063
12,196	Caterpillar, Inc.	2,001
5,428	Cummins, Inc.	1,105
53	Donaldson Companies, Inc.	3
4,752	Dover Corp.	554
1,648	Esab Corp.	55
28	IDEX Corp.	6
6,910	Ingersoll Rand, Inc.	299
1,442	ITT, Inc.	94
1,244	Nordson Corp.	264
17,062	Oshkosh Corp.	1,199
7,507	Otis Worldwide Corp.	479
1,693	Parker Hannifin Corp.	410
2,490	The Timken Co.	147
1,711	Westinghouse Air Brake Technologies Corp.	139
485	Xylem, Inc.	42
		7,860

	Media — 0.69%
775	Charter Communications, Inc., Class - A(a)	235
84,982	Comcast Corp., Class - A	2,493
4,889	Fox Corp., Class - A	150
3,789	Omnicom Group, Inc.	239
15,400	Paramount Global, Class - B	293
14,641	The Interpublic Group of Companies, Inc.	375
		3,785

	Metals & Mining — 0.33%
18,550	Newmont Corp.	780
8,225	Nucor Corp.	879
1,912	Steel Dynamics, Inc.	136
		1,795

	Mortgage Real Estate Investment Trusts — 0.02%
15,165	Rithm Capital Corp.	111

	Multiline Retail — 0.67%
952	Dollar General Corp.	228
4,169	Dollar Tree, Inc.(a)	567
5,126	Ollie's Bargain Outlet Holdings, Inc.(a)	265
17,745	Target Corp.	2,633
		3,693

	Multi-Utilities — 1.12%
2,674	Ameren Corp.	215
1,937	CMS Energy Corp.	113
1,642	Consolidated Edison, Inc.	141
24,990	Dominion Energy, Inc.	1,727
1,043	DTE Energy Co.	120
72,854	NiSource, Inc.	1,835
5,865	Public Service Enterprise Group, Inc.	330
951	Sempra Energy	143
17,371	WEC Energy Group, Inc.	1,553
		6,177

	Oil, Gas & Consumable Fuels — 3.98%
19,551	Antero Midstream Corp.	179
7,263	Cheniere Energy, Inc.	1,205
19,851	Chevron Corp.	2,852

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
5,077	ConocoPhillips	$520
45,056	Continental Resources, Inc.	3,010
63,641	Coterra Energy, Inc.	1,662
30,851	Devon Energy Corp.	1,855
521	DT Midstream, Inc.	27
3,995	EOG Resources, Inc.	446
7,396	EQT Corp.	301
35,550	Exxon Mobil Corp.	3,105
16,993	Hess Corp.	1,852
11,538	Marathon Petroleum Corp.	1,146
26,124	Occidental Petroleum Corp.	1,605
6,401	ONEOK, Inc.	328
6,951	Targa Resources Corp.	419
41,203	The Williams Cos., Inc.	1,180
2,242	Valero Energy Corp.	240
		21,932

	Paper & Forest Products — 0.01%
964	Sylvamo Corp.	33

	Personal Products — 0.07%
1,700	The Estee Lauder Companies, Inc.	367

	Pharmaceuticals — 4.64%
30,890	Bristol-Myers Squibb Co.	2,196
1,441	Catalent, Inc.(a)	104
19,272	Eli Lilly & Co.	6,232
1,000	Jazz Pharmaceuticals PLC(a)	133
44,819	Johnson & Johnson	7,321
58,424	Merck & Co., Inc.	5,031
6,434	Organon & Co.	151
99,288	Pfizer, Inc.	4,345
8,046	Viatris, Inc.	69
		25,582

	Professional Services — 0.76%
26,820	CoStar Group, Inc.(a)	1,869
1,081	Equifax, Inc.	185
717	Jacobs Solutions, Inc.	78
1,829	Leidos Holdings, Inc.	160
825	Robert Half International, Inc.	63
10,910	Verisk Analytics, Inc., Class - A	1,860
		4,215

	Real Estate Management & Development — 0.07%
1,691	CBRE Group, Inc., Class - A(a)	114
4,563	Howard Hughes Corp.(a)	253
		367

	Road & Rail — 1.16%
327	AMERCO	167
4,011	CSX Corp.	107
2,655	Knight-Swift Transportation Holdings, Inc.	130
5,345	Norfolk Southern Corp.	1,120
1,462	Old Dominion Freight Line, Inc.	364
7,527	Ryder System, Inc.	568
13,196	Uber Technologies, Inc.(a)	350
18,473	Union Pacific Corp.	3,598
		6,404

	Semiconductors & Semiconductor Equipment — 3.80%
5,394	Advanced Micro Devices, Inc.(a)	342
3,728	Analog Devices, Inc.	519
21,151	Applied Materials, Inc.	1,733

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
2,567	Broadcom, Inc.	$1,140
7,850	Enphase Energy, Inc.(a)	2,178
63,964	Intel Corp.	1,648
3,302	KLA Corp.	999
1,129	Lam Research Corp.	413
6,026	Marvell Technology, Inc.	259
2,758	Micron Technology, Inc.	138
50,260	NVIDIA Corp.	6,102
7,270	QUALCOMM, Inc.	821
3,842	Skyworks Solutions, Inc.	328
23,905	Texas Instruments, Inc.	3,700
6,964	Universal Display Corp.	657
		20,977

	Software — 9.30%
12,361	Adobe, Inc.(a)	3,402
10,190	Autodesk, Inc.(a)	1,903
27,227	Manhattan Associates, Inc.(a)	3,622
139,124	Microsoft Corp.	32,402
56,988	Oracle Corp.	3,480
8,321	PAYCOM Software, Inc.(a)	2,746
3,137	Salesforce, Inc.(a)	451
8,243	ServiceNow, Inc.(a)	3,113
668	Synopsys, Inc.(a)	204
		51,323

	Specialty Retail — 2.36%
1,187	Advance Auto Parts, Inc.	186
2,829	AutoNation, Inc.(a)	288
22	AutoZone, Inc.(a)	47
6,524	Bath & Body Works, Inc.	213
7,757	Best Buy Co., Inc.	491
664	Burlington Stores, Inc.(a)	74
4,224	CarMax, Inc.(a)	279
4,609	Dick's Sporting Goods, Inc.	482
923	Five Below, Inc.(a)	127
36,426	Floor & Decor Holdings, Inc., Class - A(a)	2,559
3,541	Lowe's Companies, Inc.	665
7,287	Penske Automotive Group, Inc.	717
17,296	The Home Depot, Inc.	4,774
21,249	The TJX Companies, Inc.	1,320
2,059	Tractor Supply Co.	383
2,174	Victoria's Secret & Co.(a)	63
3,016	Williams-Sonoma, Inc.	355
		13,023

	Technology Hardware, Storage & Peripherals — 7.46%
281,306	Apple, Inc.	38,877
83,952	HP, Inc.	2,092
2,448	NetApp, Inc.	151
		41,120

	Textiles, Apparel & Luxury Goods — 0.25%
6,619	Capri Holdings Ltd.(a)	254
9,230	NIKE, Inc., Class - B	768
1,533	Ralph Lauren Corp.	130
7,801	Tapestry, Inc.	222
		1,374

	Tobacco — 0.36%
36,600	Altria Group, Inc.	1,478

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Tobacco (continued)
6,325	Philip Morris International, Inc.	$525
		2,003

	Trading Companies & Distributors — 0.35%
13,428	Fastenal Co.	618
1,130	Watsco, Inc.	291
8,335	WESCO International, Inc.(a)	995
		1,904

	Water Utilities — 0.03%
1,178	American Water Works Co., Inc.	153

	Wireless Telecommunication Services — 0.58%
23,667	T-Mobile US, Inc.(a)	3,175
	Total Common Stocks	540,978

	Investment Company — 1.79%
9,853,764	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.89%(b)	9,854
	Total Investment Company	9,854
	Total Investments (cost $298,186) — 99.89%	550,832
	Other assets in excess of liabilities — 0.11%	629
	Net Assets - 100.00%	$551,461

(a)	Represents non-income producing security.
(b)	Annualized 7-day yield as of period-end.

REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

As of September 30, 2022, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	31	12/16/22	$5,582	$(492)
E-Mini S&P Midcap 400 Future	11	12/16/22	2,429	(234)
			$8,011	$(726)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(726)
	Total Net Unrealized Appreciation/(Depreciation)			$(726)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.00%
	Aerospace & Defense — 1.14%
5,461	General Dynamics Corp.	$1,159
391	HEICO Corp.	56
728	HEICO Corp., Class - A	83
4,930	L3Harris Technologies, Inc.	1,025
874	Lockheed Martin Corp.	338
4,349	Northrop Grumman Corp.	2,045
33,522	Raytheon Technologies Corp.	2,744
475	TransDigm Group, Inc.	249
		7,699

	Air Freight & Logistics — 0.10%
4,946	Expeditors International of Washington, Inc.	436
7,548	GXO Logistics, Inc.(a)	265
		701

	Airlines — 0.14%
10,129	Alaska Air Group, Inc.(a)	397
18,665	Delta Air Lines, Inc.(a)	523
		920

	Automobiles — 3.58%
71,725	Ford Motor Co.	803
55,394	Rivian Automotive, Inc., Class - A(a)	1,823
81,594	Tesla, Inc.(a)	21,643
		24,269

	Banks — 2.79%
3,139	Bank of America Corp.	95
13,206	Bank OZK	522
53,577	Citigroup, Inc.	2,233
13,240	Citizens Financial Group, Inc.	455
40,559	Comerica, Inc.	2,884
1,150	Cullen/Frost Bankers, Inc.	152
29,928	East West Bancorp, Inc.	2,009
86,090	First Horizon Corp.	1,971
3,853	First Republic Bank	503
36,888	Huntington Bancshares, Inc.	486
23,176	JPMorgan Chase & Co.	2,422
74,674	KeyCorp	1,196
106,556	Regions Financial Corp.	2,139
209	SVB Financial Group(a)	70
34,522	Zions Bancorp NA	1,756
		18,893

	Beverages — 1.51%
7,236	Brown-Forman Corp., Class - B	482
8,931	Monster Beverage Corp.(a)	777
29,046	PepsiCo, Inc.	4,741
74,917	The Coca-Cola Co.	4,197
		10,197

	Biotechnology — 1.97%
9,107	Alnylam Pharmaceuticals, Inc.(a)	1,823
15,193	Amgen, Inc.	3,424
14,489	Mirati Therapeutics, Inc.(a)	1,012
19,253	Moderna, Inc.(a)	2,276
14,430	Natera, Inc.(a)	632
800	Neurocrine Biosciences, Inc.(a)	85
2,019	Regeneron Pharmaceuticals, Inc.(a)	1,391
1,014	Seagen, Inc.(a)	139

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
8,719	Vertex Pharmaceuticals, Inc.(a)	$2,525
		13,307

	Building Products — 0.26%
404	Armstrong World Industries, Inc.	32
17,452	Carrier Global Corp.	621
50,415	Resideo Technologies, Inc.(a)	961
1,218	Trane Technologies PLC	176
		1,790

	Capital Markets — 2.47%
2,335	CBOE Global Markets, Inc.	274
6,242	CME Group, Inc.	1,106
14,289	Coinbase Global, Inc., Class - A(a)	921
1,203	FactSet Research Systems, Inc.	481
2,582	Intercontinental Exchange, Inc.	233
143,372	Invesco Ltd.	1,964
18,395	Janus Henderson Group PLC	374
713	LPL Financial Holdings, Inc.	156
349	MarketAxess Holdings, Inc.	78
1,577	Moody's Corp.	383
31,488	Morgan Stanley	2,488
390	Morningstar, Inc.	83
838	MSCI, Inc.	353
36,398	Robinhood Markets, Inc., Class - A(a)	368
11,523	S&P Global, Inc.	3,520
2,032	T. Rowe Price Group, Inc.	213
16,324	The Charles Schwab Corp.	1,173
8,823	The Goldman Sachs Group, Inc.	2,585
		16,753

	Chemicals — 1.58%
3,430	Air Products & Chemicals, Inc.	798
18,396	CF Industries Holdings, Inc.	1,771
30,407	Ecolab, Inc.	4,391
999	FMC Corp.	106
28,629	LyondellBasell Industries N.V., Class - A	2,155
19,809	The Chemours Co.	488
4,752	The Sherwin-Williams Co.	973
		10,682

	Commercial Services & Supplies — 0.27%
1,845	Cintas Corp.	716
6,652	Copart, Inc.(a)	708
2,752	Waste Connections, Inc.	372
		1,796

	Communications Equipment — 0.70%
4,776	Arista Networks, Inc.(a)	539
101,754	Cisco Systems, Inc.	4,071
825	F5, Inc.(a)	119
153	Motorola Solutions, Inc.	34
		4,763

	Construction & Engineering — 0.01%
374	Quanta Services, Inc.	48

	Consumer Finance — 0.30%
95	Credit Acceptance Corp.(a)	42
141,214	SLM Corp.	1,975
		2,017

	Containers & Packaging — 0.14%
1,280	AptarGroup, Inc.	122

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Containers & Packaging (continued)
747	Avery Dennison Corp.	$122
841	Packaging Corporation of America	94
14,972	Silgan Holdings, Inc.	629
		967

	Distributors — 0.08%
2,966	Genuine Parts Co.	443
381	Pool Corp.	121
		564

	Diversified Consumer Services — 0.10%
8,138	H&R Block, Inc.	346
4,568	Service Corp. International	264
1,276	Terminix Global Holdings, Inc.(a)	49
		659

	Diversified Financial Services — 1.11%
17,401	Berkshire Hathaway, Inc., Class - B(a)	4,646
34,972	Equitable Holdings, Inc.	922
32,550	Voya Financial, Inc.	1,969
		7,537

	Diversified Telecommunication Services — 0.12%
21,412	Verizon Communications, Inc.	813

	Electric Utilities — 1.19%
15,796	Edison International	894
12,342	Entergy Corp.	1,242
60,365	FirstEnergy Corp.	2,233
23,487	Hawaiian Electric Industries, Inc.	814
4,256	NextEra Energy, Inc.	334
44,316	NRG Energy, Inc.	1,696
12,422	OGE Energy Corp.	453
6,032	Pinnacle West Capital Corp.	389
		8,055

	Electrical Equipment — 0.30%
5,157	AMETEK, Inc.	585
13,294	Emerson Electric Co.	973
1,210	Hubbell, Inc.	270
931	Rockwell Automation, Inc.	200
		2,028

	Electronic Equipment, Instruments & Components — 0.14%
12,210	Amphenol Corp., Class - A	817
2,343	Vontier Corp.	39
376	Zebra Technologies Corp.(a)	99
		955

	Energy Equipment & Services — 0.17%
32,149	Schlumberger N.V.	1,154

	Entertainment — 0.98%
24,348	Live Nation Entertainment, Inc.(a)	1,851
13,500	Netflix, Inc.(a)	3,179
18,120	ROBLOX Corp., Class - A(a)	649
7,295	Spotify Technology SA(a)	630
248	The Walt Disney Co.(a)	23
25,466	Warner Bros Discovery, Inc.(a)	293
		6,625

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts — 2.48%
9,920	American Tower Corp.	$2,130
16,012	Equinix, Inc.	9,107
1,608	Equity Lifestyle Properties, Inc.	101
37,873	Healthpeak Properties, Inc.	868
41,185	Omega Healthcare Investors, Inc.	1,215
3,998	Public Storage	1,171
52,271	SITE Centers Corp.	560
40,605	Ventas, Inc.	1,631
		16,783

	Food & Staples Retailing — 1.89%
18,462	Costco Wholesale Corp.	8,719
8,706	Sysco Corp.	616
1,413	Walgreens Boots Alliance, Inc.	44
26,416	Walmart, Inc.	3,426
		12,805

	Food Products — 0.97%
70,463	Conagra Brands, Inc.	2,300
5,224	Hormel Foods Corp.	237
413	Lamb Weston Holdings, Inc.	32
5,092	McCormick & Company, Inc.	363
56,218	Mondelez International, Inc., Class - A	3,083
1,045	The Hershey Co.	230
2,332	The J.M. Smucker Co.	320
		6,565

	Gas Utilities — 0.52%
34,942	National Fuel Gas Co.	2,151
42,971	UGI Corp.	1,389
		3,540

	Health Care Equipment & Supplies — 3.34%
51,368	Abbott Laboratories	4,970
11,112	Baxter International, Inc.	598
6,721	Becton Dickinson & Co.	1,498
10,892	Boston Scientific Corp.(a)	422
22,316	Danaher Corp.	5,764
15,756	Dexcom, Inc.(a)	1,269
15,477	Edwards Lifesciences Corp.(a)	1,279
1,344	Embecta Corp.	39
2,690	IDEXX Laboratories, Inc.(a)	876
14,634	Intuitive Surgical, Inc.(a)	2,743
4,072	ResMed, Inc.	889
9,642	Stryker Corp.	1,953
3,346	Zimmer Biomet Holdings, Inc.	350
		22,650

	Health Care Providers & Services — 3.55%
22,388	Acadia Healthcare Co., Inc.(a)	1,750
1,650	Centene Corp.(a)	128
22,394	CVS Health Corp.	2,136
13,068	DaVita, Inc.(a)	1,082
5,215	Elevance Health, Inc.	2,369
3,283	Henry Schein, Inc.(a)	216
1,952	Laboratory Corporation of America Holdings	400
4,595	McKesson Corp.	1,562
2,799	Quest Diagnostics, Inc.	343
27,787	UnitedHealth Group, Inc.	14,033
		24,019

	Health Care Technology — 0.24%
48,062	Teladoc Health, Inc.(a)	1,218

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology (continued)
2,596	Veeva Systems, Inc., Class - A(a)	$428
		1,646

	Hotels, Restaurants & Leisure — 2.49%
18,573	Airbnb, Inc., Class - A(a)	1,951
1,179	Booking Holdings, Inc.(a)	1,937
75,216	Carnival Corp.(a)	529
1,800	Chipotle Mexican Grill, Inc.(a)	2,705
1,046	Choice Hotels International, Inc.	115
9,159	Marriott International, Inc., Class - A	1,284
98,020	Starbucks Corp.	8,258
310	Vail Resorts, Inc.	67
		16,846

	Household Durables — 0.03%
2,470	Garmin Ltd.	198

	Household Products — 1.09%
5,143	Church & Dwight Co., Inc.	367
9,514	Colgate-Palmolive Co.	668
7,129	Kimberly-Clark Corp.	802
2,554	The Clorox Co.	328
41,123	The Procter & Gamble Co.	5,193
		7,358

	Independent Power and Renewable Electricity Producers — 0.16%
51,268	Vistra Corp.	1,077

	Industrial Conglomerates — 0.55%
12,543	3M Co.	1,386
11,662	General Electric Co.	722
4,278	Honeywell International, Inc.	714
2,488	Roper Technologies, Inc.	895
		3,717

	Insurance — 2.23%
9,715	Aflac, Inc.	546
7,992	Aon PLC, Class - A	2,141
1,155	Arthur J. Gallagher & Co.	198
16,505	Axis Capital Holdings Ltd.	811
11,297	Chubb Ltd.	2,055
171	Erie Indemnity Co., Class - A	38
9,236	Fidelity National Financial, Inc.	334
43,476	Lincoln National Corp.	1,909
11,845	Marsh & McLennan Companies, Inc.	1,768
22,534	Principal Financial Group, Inc.	1,626
4,893	Prudential Financial, Inc.	420
7,591	Reinsurance Group of America	955
5,565	The Progressive Corp.	647
6,974	The Travelers Companies, Inc.	1,068
15,794	Unum Group	613
		15,129

	Interactive Media & Services — 4.79%
123,480	Alphabet, Inc., Class - A(a)	11,810
165,860	Alphabet, Inc., Class - C(a)	15,949
646	IAC, Inc.(a)	36
1,412	Match Group, Inc.(a)	67
33,693	Meta Platforms, Inc., Class - A(a)	4,571
1,048	Vimeo, Inc.(a)	4
		32,437

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet & Direct Marketing Retail — 4.61%
255,200	Amazon.com, Inc.(a)	$28,837
2,900	MercadoLibre, Inc.(a)	2,401
		31,238

	IT Services — 7.10%
12,354	Accenture PLC, Class - A	3,179
120,103	Adyen N.V., ADR(a)	1,504
57,727	Automatic Data Processing, Inc.	13,057
2,371	Broadridge Financial Solutions, Inc.	342
2,241	Cognizant Technology Solutions Corp.	129
756	Fiserv, Inc.(a)	71
1,270	FleetCor Technologies, Inc.(a)	224
7,975	Global Payments, Inc.	862
1,598	Jack Henry & Associates, Inc.	291
13,591	MasterCard, Inc., Class - A	3,864
18,740	Okta, Inc.(a)	1,066
35,193	PayPal Holdings, Inc.(a)	3,029
10,999	Snowflake, Inc., Class - A(a)	1,869
104,737	Visa, Inc., Class - A	18,607
		48,094

	Leisure Products — 0.02%
1,422	Polaris, Inc.	136

	Life Sciences Tools & Services — 1.02%
1,141	Bio-Techne Corp.	324
440	Bruker Corp.	23
1,386	Illumina, Inc.(a)	264
758	Mettler-Toledo International, Inc.(a)	822
239	PerkinElmer, Inc.	29
9,568	Thermo Fisher Scientific, Inc.	4,853
2,297	Waters Corp.(a)	619
		6,934

	Machinery — 1.53%
9,555	Caterpillar, Inc.	1,568
4,840	Deere & Co.	1,616
3,369	Dover Corp.	393
5,857	Fortive Corp.	341
34,446	Gates Industrial Corp. PLC(a)	336
1,569	Graco, Inc.	94
2,179	IDEX Corp.	435
8,257	Illinois Tool Works, Inc.	1,492
6,973	Ingersoll Rand, Inc.	302
506	Nordson Corp.	107
8,726	Otis Worldwide Corp.	557
11,372	The Middleby Corp.(a)	1,458
927	The Toro Co.	80
14,765	Westinghouse Air Brake Technologies Corp.	1,201
4,438	Xylem, Inc.	388
		10,368

	Media — 0.40%
4,935	Omnicom Group, Inc.	311
74,543	Paramount Global, Class - B	1,420
30,009	Sinclair Broadcast Group, Inc., Class - A	543
17,241	The Interpublic Group of Companies, Inc.	441
		2,715

	Metals & Mining — 0.29%
47,028	Newmont Corp.	1,977

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts — 0.25%
183,185	Rithm Capital Corp.	$1,341
20,515	Starwood Property Trust, Inc.	374
		1,715

	Multiline Retail — 0.29%
939	Dollar General Corp.	225
4,517	Dollar Tree, Inc.(a)	615
7,596	Target Corp.	1,127
		1,967

	Multi-Utilities — 0.62%
84,210	CenterPoint Energy, Inc.	2,373
15,797	DTE Energy Co.	1,817
		4,190

	Oil, Gas & Consumable Fuels — 3.18%
64,022	Antero Midstream Corp.	588
2,070	Cheniere Energy, Inc.	343
24,368	ConocoPhillips	2,494
79,339	Devon Energy Corp.	4,770
7,898	DT Midstream, Inc.	410
21,212	EQT Corp.	864
10,924	Exxon Mobil Corp.	954
8,012	HF Sinclair Corp.	431
114,575	Marathon Oil Corp.	2,587
13,944	ONEOK, Inc.	714
4,640	Pioneer Natural Resources Co.	1,005
95,111	Range Resources Corp.	2,403
28,597	Targa Resources Corp.	1,726
77,642	The Williams Cos., Inc.	2,223
		21,512

	Personal Products — 0.53%
16,695	The Estee Lauder Companies, Inc.	3,604

	Pharmaceuticals — 4.06%
32,406	Eli Lilly & Co.	10,478
31,287	Johnson & Johnson	5,111
55,581	Merck & Co., Inc.	4,787
62,704	Novo Nordisk A/S, ADR	6,247
5,558	Organon & Co.	130
4,788	Zoetis, Inc.	710
		27,463

	Professional Services — 0.16%
3,010	CoStar Group, Inc.(a)	210
2,353	Equifax, Inc.	403
2,931	Verisk Analytics, Inc., Class - A	500
		1,113

	Real Estate Management & Development — 0.01%
1,272	CBRE Group, Inc., Class - A(a)	86

	Road & Rail — 1.58%
916	AMERCO	466
124,263	CSX Corp.	3,310
1,274	Landstar System, Inc.	184
562	Old Dominion Freight Line, Inc.	140
70,316	Uber Technologies, Inc.(a)	1,863
24,231	Union Pacific Corp.	4,722
		10,685

	Semiconductors & Semiconductor Equipment — 3.57%
71,539	Advanced Micro Devices, Inc.(a)	4,532

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
8,866	Analog Devices, Inc.	$1,235
6,209	Applied Materials, Inc.	509
7,015	Broadcom, Inc.	3,115
4,234	First Solar, Inc.(a)	560
73,074	Intel Corp.	1,883
1,378	KLA Corp.	417
1,153	Lam Research Corp.	422
28,189	Marvell Technology, Inc.	1,210
3,708	Microchip Technology, Inc.	226
7,602	Micron Technology, Inc.	381
50,251	NVIDIA Corp.	6,100
3,257	ON Semiconductor Corp.(a)	203
30,091	QUALCOMM, Inc.	3,400
		24,193

	Software — 10.56%
12,173	Adobe, Inc.(a)	3,350
1,974	ANSYS, Inc.(a)	438
11,429	Atlassian Corp. PLC, Class - A(a)	2,407
15,696	Crowdstrike Holdings, Inc., Class - A(a)	2,587
6,515	Fortinet, Inc.(a)	320
5,422	Intuit, Inc.	2,100
183,203	Microsoft Corp.	42,670
63,347	Oracle Corp.	3,869
1,131	Palo Alto Networks, Inc.(a)	185
80,693	Salesforce, Inc.(a)	11,607
1,391	SS&C Technologies Holdings, Inc.	66
151	Synopsys, Inc.(a)	46
25,729	The Trade Desk, Inc., Class - A(a)	1,537
1,628	VMware, Inc., Class - A	173
566	Workday, Inc., Class - A(a)	86
		71,441

	Specialty Retail — 3.11%
854	Advance Auto Parts, Inc.	134
597	AutoZone, Inc.(a)	1,279
5,882	Best Buy Co., Inc.	373
376	Burlington Stores, Inc.(a)	42
41,191	Lowe's Companies, Inc.	7,736
3,411	O'Reilly Automotive, Inc.(a)	2,399
9,045	Ross Stores, Inc.	762
11,575	The Home Depot, Inc.	3,194
70,625	The TJX Companies, Inc.	4,387
1,256	Tractor Supply Co.	233
1,253	Ulta Beauty, Inc.(a)	503
		21,042

	Technology Hardware, Storage & Peripherals — 7.53%
368,386	Apple, Inc.	50,912

	Textiles, Apparel & Luxury Goods — 1.51%
960	Kontoor Brands, Inc.	32
9,221	Lululemon Athletica, Inc.(a)	2,578
29,287	LVMH Moet Hennessy Louis Vuitton SE, ADR	3,441
47,607	NIKE, Inc., Class - B	3,957
6,722	V.F. Corp.	201
		10,209

	Tobacco — 0.21%
17,508	Philip Morris International, Inc.	1,453

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors — 0.29%
23,095	Air Lease Corp.	$717
14,448	Fastenal Co.	665
1,221	W.W. Grainger, Inc.	597
		1,979

	Wireless Telecommunication Services — 0.09%
4,731	T-Mobile US, Inc.(a)	635
	Total Common Stocks	663,623

	Investment Companies — 1.35%
9,117,966	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.20%(b)	9,118
	Total Investment Companies	9,118

	Total Investments (cost $258,820) — 99.35%	672,741
	Other assets in excess of liabilities — 0.65%	4,393
	Net Assets - 100.00%	$677,134

(a)	Represents non-income producing security.
(b)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2022.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	20.62%	77.38%	98.00%
Investment Companies	-	1.35%	1.35%
Other Assets (Liabilities)	0.51%	0.14%	0.65%
Total Net Assets	21.13%	78.87%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	13	12/16/22	$2,341	$(232)
NASDAQ 100 E Mini Future	24	12/16/22	5,297	(552)
			$7,638	$(784)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(784)
	Total Net Unrealized Appreciation/(Depreciation)			$(784)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 67.80%
	Aerospace & Defense — 1.05%
9,863	General Dynamics Corp.	$2,093
1,244	HEICO Corp.	179
2,091	HEICO Corp., Class - A	240
91,109	Howmet Aerospace, Inc.	2,817
4,927	Huntington Ingalls Industries, Inc.	1,092
9,317	L3Harris Technologies, Inc.	1,937
9,193	Lockheed Martin Corp.	3,550
7,450	Northrop Grumman Corp.	3,504
43,284	Raytheon Technologies Corp.	3,542
6,205	Textron, Inc.	362
16,168	The Boeing Co.(a)	1,958
6,148	TransDigm Group, Inc.	3,227
		24,501

	Air Freight & Logistics — 0.42%
13,156	C.H. Robinson Worldwide, Inc.	1,267
12,474	Expeditors International of Washington, Inc.	1,102
7,199	FedEx Corp.	1,069
24,880	United Parcel Service, Inc., Class - B	4,018
51,450	XPO Logistics, Inc.(a)	2,291
		9,747

	Airlines — 0.01%
4,579	Delta Air Lines, Inc.(a)	128
4,234	Southwest Airlines Co.(a)	131
		259

	Auto Components — 0.04%
7,743	Aptiv PLC(a)	605
6,867	BorgWarner, Inc.	216
1,710	Lear Corp.	205
		1,026

	Automobiles — 1.54%
115,041	Ford Motor Co.	1,288
119,265	General Motors Co.	3,828
14,742	Lucid Group, Inc.^(a)	206
8,761	Rivian Automotive, Inc., Class - A(a)	288
114,635	Tesla, Inc.(a)	30,407
		36,017

	Banks — 1.40%
209,788	Bank of America Corp.	6,336
56,431	Citigroup, Inc.	2,351
14,893	Citizens Financial Group, Inc.	512
20,232	Fifth Third Bancorp	647
335	First Citizens BancShares, Inc., Class - A	267
5,393	First Republic Bank	704
41,258	Huntington Bancshares, Inc.	544
84,980	JPMorgan Chase & Co.	8,880
26,630	KeyCorp	427
5,132	M&T Bank Corp.	905
11,965	PNC Financial Services Group, Inc.	1,788
26,845	Regions Financial Corp.	539
1,799	Signature Bank	272
1,673	SVB Financial Group(a)	562
37,999	Truist Financial Corp.	1,654
41,431	U.S. Bancorp	1,670
5,186	Webster Financial Corp.	234
109,796	Wells Fargo & Co.	4,416
		32,708

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Beverages — 1.07%
20,346	Brown-Forman Corp., Class - B	$1,354
7,633	Constellation Brands, Inc., Class - A	1,753
49,885	Keurig Dr Pepper, Inc.	1,786
21,212	Molson Coors Beverage Co., Class - B	1,018
47,840	Monster Beverage Corp.(a)	4,160
44,869	PepsiCo, Inc.	7,326
134,488	The Coca-Cola Co.	7,535
		24,932

	Biotechnology — 1.46%
58,611	AbbVie, Inc.	7,867
7,287	Alnylam Pharmaceuticals, Inc.(a)	1,458
19,780	Amgen, Inc.	4,458
7,640	Biogen, Inc.(a)	2,040
10,640	BioMarin Pharmaceutical, Inc.(a)	902
4,903	Exact Sciences Corp.(a)	159
53,919	Gilead Sciences, Inc.	3,326
18,693	Incyte Corp.(a)	1,246
16,324	Moderna, Inc.(a)	1,930
11,017	Neurocrine Biosciences, Inc.(a)	1,170
4,839	Regeneron Pharmaceuticals, Inc.(a)	3,334
9,105	Seagen, Inc.(a)	1,245
13,288	Vertex Pharmaceuticals, Inc.(a)	3,848
91,840	Vitrolife AB	1,302
		34,285

	Building Products — 0.29%
16,303	A.O. Smith Corp.	792
3,640	Allegion PLC	326
41,952	Carrier Global Corp.	1,492
3,801	Fortune Brands Home & Security, Inc.	204
24,770	Johnson Controls International PLC	1,219
3,995	Lennox International, Inc.	890
12,158	Masco Corp.	568
2,831	Owens Corning	223
8,153	Trane Technologies PLC	1,180
		6,894

	Capital Markets — 2.57%
3,174	Ameriprise Financial, Inc.	800
4,388	BlackRock, Inc., Class - A	2,415
20,560	Blackstone, Inc., Class - A	1,721
10,673	CBOE Global Markets, Inc.	1,252
27,469	CME Group, Inc.	4,866
3,437	Coinbase Global, Inc., Class - A(a)	222
9,928	FactSet Research Systems, Inc.	3,973
8,637	Franklin Resources, Inc.	186
57,106	Intercontinental Exchange, Inc.	5,160
9,906	Invesco Ltd.	136
24,642	KKR & Co., Inc.	1,060
16,057	LPL Financial Holdings, Inc.	3,508
3,676	MarketAxess Holdings, Inc.	818
16,156	Moody's Corp.	3,927
38,203	Morgan Stanley	3,018
5,310	MSCI, Inc.	2,240
13,128	Nasdaq, Inc.	744
5,645	Northern Trust Corp.	483
5,637	Raymond James Financial, Inc.	557
31,880	S&P Global, Inc.	9,734
3,419	SEI Investments Co.	168
10,466	State Street Corp.	636
6,552	T. Rowe Price Group, Inc.	688
21,870	The Bank of New York Mellon Corp.	842
5,679	The Carlyle Group, Inc.	147

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
91,800	The Charles Schwab Corp.	$6,597
11,477	The Goldman Sachs Group, Inc.	3,363
14,472	Tradeweb Markets, Inc., Class - A	816
		60,077

	Chemicals — 1.09%
7,332	Air Products & Chemicals, Inc.	1,706
3,348	Albemarle Corp.	885
3,093	Celanese Corp., Series A	279
5,932	CF Industries Holdings, Inc.	571
23,731	Corteva, Inc.	1,356
21,049	Dow, Inc.	925
14,675	DuPont de Nemours, Inc.	740
3,702	Eastman Chemical Co.	263
7,369	Ecolab, Inc.	1,064
3,601	FMC Corp.	381
35,538	International Flavors & Fragrances, Inc.	3,228
29,409	Linde PLC	7,930
7,508	LyondellBasell Industries N.V., Class - A	565
8,772	PPG Industries, Inc.	971
6,555	RPM International, Inc.	546
10,764	The Mosaic Co.	520
16,569	The Sherwin-Williams Co.	3,392
1,104	Westlake Corp.	96
		25,418

	Commercial Services & Supplies — 0.63%
2,673	Cintas Corp.	1,038
26,000	Copart, Inc.(a)	2,766
12,053	Republic Services, Inc.	1,640
30,664	Rollins, Inc.	1,064
39,611	Waste Connections, Inc.	5,352
17,668	Waste Management, Inc.	2,830
		14,690

	Communications Equipment — 0.37%
7,052	Arista Networks, Inc.(a)	796
125,745	Cisco Systems, Inc.	5,029
4,371	F5, Inc.(a)	633
31,508	Juniper Networks, Inc.	823
5,692	Motorola Solutions, Inc.	1,275
		8,556

	Construction & Engineering — 0.19%
4,111	Quanta Services, Inc.	524
96,858	WillScot Mobile Mini Holdings Corp.(a)	3,906
		4,430

	Construction Materials — 0.06%
1,786	Martin Marietta Materials, Inc.	575
5,734	Vulcan Materials Co.	905
		1,480

	Consumer Finance — 0.21%
9,550	Ally Financial, Inc.	266
18,468	American Express Co.	2,491
11,366	Capital One Financial Corp.	1,048
8,149	Discover Financial Services	741
14,941	Synchrony Financial	421
		4,967

	Containers & Packaging — 0.31%
43,274	Amcor PLC	464

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Containers & Packaging (continued)
27,946	Amcor PLC	$300
2,373	Avery Dennison Corp.	386
22,615	Ball Corp.	1,093
34,481	Crown Holdings, Inc.	2,794
13,146	International Paper Co.	417
7,604	Packaging Corporation of America	854
13,709	Sealed Air Corp.	610
7,426	WestRock Co.	229
		7,147

	Distributors — 0.22%
4,170	Genuine Parts Co.	623
7,754	LKQ Corp.	366
12,787	Pool Corp.	4,068
		5,057

	Diversified Financial Services — 0.59%
62,059	Apollo Global Management, Inc.	2,886
39,441	Berkshire Hathaway, Inc., Class - B(a)	10,531
11,230	Equitable Holdings, Inc.	296
		13,713

	Diversified Telecommunication Services — 0.46%
262,380	AT&T, Inc.	4,025
37,830	Liberty Global PLC, Class - C(a)	624
64,935	Lumen Technologies, Inc.	473
147,163	Verizon Communications, Inc.	5,588
		10,710

	Electric Utilities — 1.24%
23,600	Alliant Energy Corp.	1,250
25,485	American Electric Power Company, Inc.	2,203
9,896	Constellation Energy Corp.	823
31,354	Duke Energy Corp.	2,917
21,204	Edison International	1,200
11,063	Entergy Corp.	1,113
15,967	Evergy, Inc.	949
20,081	Eversource Energy	1,566
32,884	Exelon Corp.	1,232
33,200	FirstEnergy Corp.	1,228
63,931	NextEra Energy, Inc.	5,012
14,148	NRG Energy, Inc.	541
42,615	PG&E Corp.(a)	533
40,857	PPL Corp.	1,036
41,578	The Southern Co.	2,827
71,840	Xcel Energy, Inc.	4,598
		29,028

	Electrical Equipment — 0.22%
6,617	AMETEK, Inc.	750
11,409	Eaton Corp. PLC	1,522
16,992	Emerson Electric Co.	1,244
1,939	Generac Holdings, Inc.(a)	345
14,740	Plug Power, Inc.(a)	310
3,322	Rockwell Automation, Inc.	715
4,532	Sensata Technologies Holding PLC	169
		5,055

	Electronic Equipment, Instruments & Components — 0.30%
17,122	Amphenol Corp., Class - A	1,147
1,932	Arrow Electronics, Inc.(a)	178
3,859	CDW Corp.	602
5,039	Cognex Corp.	209

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
22,910	Corning, Inc.	$665
50,636	Halma PLC	1,139
5,390	Keysight Technologies, Inc.(a)	848
9,306	TE Connectivity Ltd.	1,027
1,361	Teledyne Technologies, Inc.(a)	459
7,175	Trimble, Inc.(a)	389
1,523	Zebra Technologies Corp.(a)	399
		7,062

	Energy Equipment & Services — 0.14%
29,254	Baker Hughes, Inc.	613
25,741	Halliburton Co.	634
56,844	Schlumberger N.V.	2,041
		3,288

	Entertainment — 0.85%
22,306	Activision Blizzard, Inc.	1,658
14,688	AMC Entertainment Holdings, Inc.^(a)	102
16,194	Electronic Arts, Inc.	1,873
5,515	Liberty Media Corp. - Liberty Formula One, Class - C(a)	323
4,847	Live Nation Entertainment, Inc.(a)	369
31,021	Netflix, Inc.(a)	7,304
17,805	ROBLOX Corp., Class - A(a)	638
3,437	Roku, Inc.(a)	194
3,212	Spotify Technology SA(a)	277
12,347	Take-Two Interactive Software, Inc.(a)	1,346
52,771	The Walt Disney Co.(a)	4,979
67,779	Warner Bros Discovery, Inc.(a)	779
		19,842

	Equity Real Estate Investment Trusts — 4.85%
23,661	Agree Realty Corp.	1,599
10,346	Alexandria Real Estate Equities, Inc.	1,451
183,495	American Homes 4 Rent, Class - A	6,020
42,945	American Tower Corp.	9,221
25,093	Americold Realty Trust, Inc.	617
40,719	AvalonBay Communities, Inc.	7,501
13,496	Boston Properties, Inc.	1,011
79,764	Brixmor Property Group, Inc.	1,473
6,256	Camden Property Trust	747
42,090	CareTrust REIT, Inc.	762
40,857	Corporate Office Properties Trust	949
16,445	Crown Castle, Inc.	2,377
32,457	CubeSmart	1,300
14,725	Digital Realty Trust, Inc.	1,460
34,080	Douglas Emmett, Inc.	611
13,434	Duke Realty Corp.	647
11,471	Equinix, Inc.	6,524
11,253	Equity Lifestyle Properties, Inc.	707
89,629	Equity Residential	6,026
3,049	Essex Property Trust, Inc.	739
8,357	Extra Space Storage, Inc.	1,443
13,686	First Industrial Realty Trust, Inc.	613
7,356	Gaming and Leisure Properties, Inc.	325
38,264	Healthcare Realty Trust, Inc.	798
60,101	Healthpeak Properties, Inc.	1,378
99,353	Host Hotels & Resorts, Inc.	1,577
42,173	Independence Realty Trust, Inc.	706
111,237	Invitation Homes, Inc.	3,757
39,035	Iron Mountain, Inc.	1,716
109,294	Kimco Realty Corp.	2,012
20,210	Life Storage, Inc.	2,238

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
31,041	LTC Properties, Inc.	$1,162
17,050	Medical Properties Trust, Inc.	202
5,901	Mid-America Apartment Communities, Inc.	915
49,548	Phillips Edison & Co., Inc.	1,390
51,314	Plymouth Industrial REIT, Inc.	863
77,167	Prologis, Inc.	7,841
17,901	Public Storage	5,243
18,996	Realty Income Corp.	1,105
4,360	Regency Centers Corp.	235
37,952	Rexford Industrial Realty, Inc.	1,974
12,068	Ryman Hospitality Properties, Inc.	888
9,679	SBA Communications Corp.	2,755
9,406	Simon Property Group, Inc.	844
51,831	Sun Communities, Inc.	7,014
36,186	Tanger Factory Outlet Centers, Inc.	495
16,801	UDR, Inc.	701
11,443	Ventas, Inc.	460
22,600	Veris Residential, Inc.(a)	257
112,603	VICI Properties, Inc.	3,361
4,661	Vornado Realty Trust	108
64,199	Welltower, Inc.	4,130
21,458	Weyerhaeuser Co.	613
38,788	WP Carey, Inc.	2,707
		113,568

	Food & Staples Retailing — 0.86%
19,227	Costco Wholesale Corp.	9,080
14,515	Sysco Corp.	1,026
45,502	The Kroger Co.	1,991
41,212	Walgreens Boots Alliance, Inc.	1,294
52,660	Walmart, Inc.	6,830
		20,221

	Food Products — 1.06%
23,108	Archer-Daniels-Midland Co.	1,859
10,055	Bunge Ltd.	830
30,128	Campbell Soup Co.	1,420
47,862	Conagra Brands, Inc.	1,562
33,214	General Mills, Inc.	2,544
32,131	Hormel Foods Corp.	1,460
23,109	Kellogg Co.	1,610
37,366	Lamb Weston Holdings, Inc.	2,891
19,028	McCormick & Company, Inc.	1,356
54,205	Mondelez International, Inc., Class - A	2,972
8,722	The Hershey Co.	1,923
11,939	The J.M. Smucker Co.	1,640
44,792	The Kraft Heinz Co.	1,494
20,682	Tyson Foods, Inc., Class - A	1,364
		24,925

	Gas Utilities — 0.08%
13,120	Atmos Energy Corp.	1,337
13,601	UGI Corp.	439
		1,776

	Health Care Equipment & Supplies — 2.43%
65,546	Abbott Laboratories	6,342
2,779	Abiomed, Inc.(a)	683
13,136	Align Technology, Inc.(a)	2,720
31,935	Baxter International, Inc.	1,720
12,683	Becton Dickinson & Co.	2,826

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
44,916	Boston Scientific Corp.(a)	$1,739
47,619	Danaher Corp.	12,298
22,096	DENTSPLY SIRONA, Inc.	627
19,766	Dexcom, Inc.(a)	1,592
18,899	Edwards Lifesciences Corp.(a)	1,562
15,179	Hologic, Inc.(a)	980
12,391	IDEXX Laboratories, Inc.(a)	4,037
13,965	Insulet Corp.(a)	3,204
13,589	Intuitive Surgical, Inc.(a)	2,548
6,719	Masimo Corp.(a)	948
43,958	Medtronic PLC	3,550
2,660	Novocure Ltd.(a)	202
5,163	ResMed, Inc.	1,127
16,805	STERIS PLC	2,794
9,943	Stryker Corp.	2,014
2,708	Teleflex, Inc.	546
2,690	The Cooper Companies, Inc.	710
4,353	West Pharmaceutical Services, Inc.	1,071
9,296	Zimmer Biomet Holdings, Inc.	972
		56,812

	Health Care Providers & Services — 1.98%
9,924	AmerisourceBergen Corp.	1,343
17,820	Cardinal Health, Inc.	1,188
20,518	Centene Corp.(a)	1,597
9,292	Cigna Corp.	2,578
46,421	CVS Health Corp.	4,426
11,934	DaVita, Inc.(a)	988
13,276	Elevance Health, Inc.	6,031
6,950	HCA Healthcare, Inc.	1,277
13,728	Henry Schein, Inc.(a)	903
4,401	Humana, Inc.	2,136
3,415	Laboratory Corporation of America Holdings	700
5,903	McKesson Corp.	2,007
2,858	Molina Heathcare, Inc.(a)	942
10,773	Quest Diagnostics, Inc.	1,322
37,065	UnitedHealth Group, Inc.	18,718
1,945	Universal Health Services, Inc., Class - B	172
		46,328

	Health Care Technology — 0.29%
72,251	Definitive Healthcare Corp.(a)	1,123
37,195	Doximity, Inc., Class - A(a)	1,124
23,790	Teladoc Health, Inc.(a)	603
23,641	Veeva Systems, Inc., Class - A(a)	3,898
		6,748

	Hotels, Restaurants & Leisure — 1.30%
18,793	Airbnb, Inc., Class - A(a)	1,974
6,574	Aramark	205
1,171	Booking Holdings, Inc.(a)	1,924
6,086	Caesars Entertainment, Inc.(a)	196
28,078	Carnival Corp.(a)	197
1,752	Chipotle Mexican Grill, Inc.(a)	2,633
17,032	Choice Hotels International, Inc.	1,865
3,647	Darden Restaurants, Inc.	461
3,835	Domino's Pizza, Inc.	1,190
4,306	Expedia Group, Inc.(a)	403
8,757	Hilton Worldwide Holdings, Inc.	1,056
8,077	Hyatt Hotels Corp., Class - A(a)	654
44,764	Intercontinental Hotels Group PLC	2,155
9,841	Las Vegas Sands Corp.(a)	369
11,558	Marriott International, Inc., Class - A	1,620

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
23,991	McDonald's Corp.	$5,537
10,103	MGM Resorts International	300
39,765	Planet Fitness, Inc., Class - A(a)	2,293
6,561	Royal Caribbean Cruises Ltd.(a)	249
33,502	Starbucks Corp.	2,823
2,867	Vail Resorts, Inc.	619
3,194	Wynn Resorts Ltd.(a)	201
13,742	YUM! Brands, Inc.	1,461
		30,385

	Household Durables — 0.41%
72,351	D.R. Horton, Inc.	4,872
8,140	Garmin Ltd.	654
7,480	Lennar Corp., Class - A	558
1,491	Mohawk Industries, Inc.(a)	136
11,593	Newell Brands, Inc.	161
92	NVR, Inc.(a)	367
7,110	PulteGroup, Inc.	267
157,785	TRI Pointe Homes, Inc.(a)	2,384
1,677	Whirlpool Corp.	226
		9,625

	Household Products — 0.79%
38,453	Church & Dwight Co., Inc.	2,747
36,687	Colgate-Palmolive Co.	2,577
18,315	Kimberly-Clark Corp.	2,061
11,693	The Clorox Co.	1,502
76,732	The Procter & Gamble Co.	9,687
		18,574

	Independent Power and Renewable Electricity Producers — 0.04%
19,072	The AES Corp.	432
29,456	Vistra Corp.	618
		1,050

	Industrial Conglomerates — 0.50%
22,228	3M Co.	2,456
1,495	Carlisle Cos., Inc.	419
31,846	General Electric Co.	1,972
20,250	Honeywell International, Inc.	3,381
9,645	Roper Technologies, Inc.	3,469
		11,697

	Insurance — 1.49%
17,674	Aflac, Inc.	993
386	Alleghany Corp.(a)	324
2,063	American Financial Group, Inc.	254
23,302	American International Group, Inc.	1,106
8,574	Aon PLC, Class - A	2,297
10,830	Arch Capital Group Ltd.(a)	493
22,475	Arthur J. Gallagher & Co.	3,847
4,620	Assurant, Inc.	671
10,777	Brown & Brown, Inc.	651
13,934	Chubb Ltd.	2,535
4,366	Cincinnati Financial Corp.	391
5,169	Erie Indemnity Co., Class - A	1,149
2,033	Everest Re Group Ltd.	533
10,679	Fidelity National Financial, Inc.	387
2,663	Globe Life, Inc.	266
4,722	Lincoln National Corp.	207
5,998	Loews Corp.	299
2,036	Markel Corp.(a)	2,208
36,355	Marsh & McLennan Companies, Inc.	5,429

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
20,065	MetLife, Inc.	$1,220
7,491	Principal Financial Group, Inc.	540
10,764	Prudential Financial, Inc.	923
12,118	The Allstate Corp.	1,510
9,486	The Hartford Financial Services Group, Inc.	588
25,000	The Progressive Corp.	2,905
9,408	The Travelers Companies, Inc.	1,441
8,537	W.R. Berkley Corp.	551
5,858	Willis Towers Watson PLC	1,177
		34,895

	Interactive Media & Services — 2.78%
252,253	Alphabet, Inc., Class - A(a)	24,128
186,055	Alphabet, Inc., Class - C(a)	17,889
535,387	Auto Trader Group PLC	3,036
52,255	IAC, Inc.(a)	2,894
8,173	Match Group, Inc.(a)	390
88,366	Meta Platforms, Inc., Class - A(a)	11,989
16,406	Pinterest, Inc., Class - A(a)	382
56,632	Scout24 AG	2,837
31,217	Snap, Inc., Class - A(a)	307
19,083	Twitter, Inc.(a)	837
7,532	ZoomInfo Technologies, Inc.(a)	314
		65,003

	Internet & Direct Marketing Retail — 2.01%
33,025	Alibaba Group Holding Ltd., ADR(a)	2,642
330,977	Amazon.com, Inc.(a)	37,400
3,460	Chewy, Inc., Class - A(a)	106
5,455	DoorDash, Inc., Class - A(a)	270
33,489	eBay, Inc.	1,233
30,060	Etsy, Inc.(a)	3,010
2,812	MercadoLibre, Inc.(a)	2,328
2,103	Wayfair, Inc., Class - A(a)	68
		47,057

	IT Services — 4.04%
18,323	Accenture PLC, Class - A	4,715
61,527	Adyen N.V., ADR(a)	770
1,322	Adyen N.V.(a)	1,648
5,479	Affirm Holdings, Inc.(a)	103
15,292	Akamai Technologies, Inc.(a)	1,228
12,141	Automatic Data Processing, Inc.	2,746
81,203	Bigcommerce Holdings, Inc.(a)	1,202
4,483	Black Knight, Inc.(a)	290
33,786	Block, Inc.(a)	1,858
7,042	Broadridge Financial Solutions, Inc.	1,016
14,988	Cognizant Technology Solutions Corp.	861
1,744	EPAM Systems, Inc.(a)	632
75,975	Fidelity National Information Services, Inc.	5,742
45,969	Fiserv, Inc.(a)	4,301
2,204	FleetCor Technologies, Inc.(a)	388
2,356	Gartner, Inc.(a)	652
91,261	Global Payments, Inc.	9,860
42,762	GoDaddy, Inc., Class - A(a)	3,031
31,197	International Business Machines Corp.	3,707
6,703	Jack Henry & Associates, Inc.	1,222
145,646	Marqeta, Inc., Class - A(a)	1,037
50,786	MasterCard, Inc., Class - A	14,441
2,061	MongoDB, Inc.(a)	409
4,803	Okta, Inc.(a)	273
9,320	Paychex, Inc.	1,046
62,258	PayPal Holdings, Inc.(a)	5,359
78,103	Shopify, Inc., Class - A(a)	2,104

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
10,638	Snowflake, Inc., Class - A(a)	$1,808
57,792	The Western Union Co.	780
4,947	Twilio, Inc., Class - A(a)	342
21,607	VeriSign, Inc.(a)	3,753
98,427	Visa, Inc., Class - A	17,485
		94,809

	Leisure Products — 0.03%
5,010	Hasbro, Inc.	337
55,697	Peloton Interactive, Inc., Class - A(a)	387
		724

	Life Sciences Tools & Services — 1.96%
54,198	Agilent Technologies, Inc.	6,587
17,554	Avantor, Inc.(a)	344
1,788	Bio-Rad Laboratories, Inc., Class - A(a)	746
2,335	Bio-Techne Corp.	663
1,443	Charles River Laboratories International, Inc.(a)	284
64,288	Eurofins Scientific SE	3,816
4,497	Illumina, Inc.(a)	858
18,113	IQVIA Holdings, Inc.(a)	3,281
14,663	Medpace Holdings, Inc.(a)	2,305
4,543	Mettler-Toledo International, Inc.(a)	4,926
27,573	PerkinElmer, Inc.	3,318
10,667	Repligen Corp.(a)	1,996
9,182	Sartorius Stedim Biotech	2,816
25,976	Thermo Fisher Scientific, Inc.	13,174
3,221	Waters Corp.(a)	868
		45,982

	Machinery — 0.89%
17,165	Caterpillar, Inc.	2,817
6,046	Cummins, Inc.	1,231
8,420	Deere & Co.	2,811
4,121	Dover Corp.	480
9,733	Fortive Corp.	567
22,146	IDEX Corp.	4,425
10,123	Illinois Tool Works, Inc.	1,828
11,600	Ingersoll Rand, Inc.	502
1,492	Nordson Corp.	317
24,605	Otis Worldwide Corp.	1,570
17,126	PACCAR, Inc.	1,434
3,736	Parker Hannifin Corp.	905
4,748	Pentair PLC	193
2,398	Snap-on, Inc.	483
4,663	Stanley Black & Decker, Inc.	351
5,028	Westinghouse Air Brake Technologies Corp.	409
5,156	Xylem, Inc.	450
		20,773

	Media — 0.48%
460	Cable One, Inc.	392
5,399	Charter Communications, Inc., Class - A(a)	1,638
143,932	Comcast Corp., Class - A	4,220
7,016	Dish Network Corp.(a)	97
24,283	Fox Corp., Class - A	745
18,977	Fox Corp., Class - B	541
10,128	Liberty Broadband Corp., Class - C(a)	747
32,349	Liberty Global PLC, Class - A(a)	505
2,116	Liberty Media Corp. - Liberty SiriusXM, Class - A(a)	81

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
4,816	Liberty Media Corp. - Liberty SiriusXM, Class - C(a)	$182
11,156	News Corp., Class - A	169
11,090	Omnicom Group, Inc.	699
17,275	Paramount Global, Class - B	329
99,508	Sirius XM Holdings, Inc.^	569
11,263	The Interpublic Group of Companies, Inc.	288
		11,202

	Metals & Mining — 0.20%
5,269	Alcoa Corp.	177
15,002	Cleveland-Cliffs, Inc.(a)	202
41,559	Freeport-McMoRan, Inc.	1,137
49,025	Newmont Corp.	2,060
7,694	Nucor Corp.	823
5,464	Steel Dynamics, Inc.	388
		4,787

	Mortgage Real Estate Investment Trusts — 0.02%
23,903	Annaly Capital Management, Inc.	410

	Multiline Retail — 0.31%
11,055	Dollar General Corp.	2,652
11,437	Dollar Tree, Inc.(a)	1,557
20,136	Target Corp.	2,987
		7,196

	Multi-Utilities — 0.87%
17,036	Ameren Corp.	1,372
18,046	CenterPoint Energy, Inc.	509
71,776	CMS Energy Corp.	4,182
22,058	Consolidated Edison, Inc.	1,891
34,497	Dominion Energy, Inc.	2,384
9,683	DTE Energy Co.	1,114
37,640	NiSource, Inc.	948
28,074	Public Service Enterprise Group, Inc.	1,578
12,555	Sempra Energy	1,882
50,443	WEC Energy Group, Inc.	4,511
		20,371

	Oil, Gas & Consumable Fuels — 1.97%
9,923	APA Corp.	339
31,035	Cheniere Energy, Inc.	5,149
53,987	Chevron Corp.	7,757
37,403	ConocoPhillips	3,829
57,529	Coterra Energy, Inc.	1,502
18,039	Devon Energy Corp.	1,085
4,824	Diamondback Energy, Inc.	581
17,009	EOG Resources, Inc.	1,900
26,979	EQT Corp.	1,099
125,207	Exxon Mobil Corp.	10,933
8,242	Hess Corp.	898
72,008	Kinder Morgan, Inc.	1,198
20,524	Marathon Oil Corp.	463
15,999	Marathon Petroleum Corp.	1,589
26,723	Occidental Petroleum Corp.	1,642
12,755	ONEOK, Inc.	654
13,731	Phillips 66	1,108
6,596	Pioneer Natural Resources Co.	1,428
6,233	Targa Resources Corp.	376
189	Texas Pacific Land Corp.	336
39,001	The Williams Cos., Inc.	1,117

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
11,701	Valero Energy Corp.	$1,250
		46,233

	Personal Products — 0.11%
12,071	The Estee Lauder Companies, Inc.	2,606

	Pharmaceuticals — 2.27%
77,690	Bristol-Myers Squibb Co.	5,523
4,875	Catalent, Inc.(a)	353
19,734	Elanco Animal Health, Inc.(a)	245
33,262	Eli Lilly & Co.	10,756
15,208	Horizon Therapeutics PLC(a)	941
223	Jazz Pharmaceuticals PLC(a)	30
5,907	Jazz Pharmaceuticals PLC(a)	787
82,922	Johnson & Johnson	13,545
85,637	Merck & Co., Inc.	7,375
8,772	Novo Nordisk A/S, ADR	874
184,798	Pfizer, Inc.	8,087
34,238	Royalty Pharma PLC, Class - A	1,375
105,469	Viatris, Inc.	899
15,681	Zoetis, Inc.	2,326
		53,116

	Professional Services — 0.60%
14,647	Booz Allen Hamilton Holding Corp.	1,352
25,074	Clarivate PLC(a)	236
73,186	CoStar Group, Inc.(a)	5,098
4,946	Equifax, Inc.	848
6,399	Jacobs Solutions, Inc.	695
10,351	Leidos Holdings, Inc.	905
4,857	Robert Half International, Inc.	371
42,448	TransUnion	2,525
12,050	Verisk Analytics, Inc., Class - A	2,055
		14,085

	Real Estate Management & Development — 0.08%
9,610	CBRE Group, Inc., Class - A(a)	649
3,609	Colliers International Group, Inc.	331
100,718	Tricon Residential, Inc.	871
4,773	Zillow Group, Inc., Class - C(a)	137
		1,988

	Road & Rail — 0.80%
1,200	AMERCO	611
24,103	Canadian Pacific Railway Ltd.	1,609
62,706	CSX Corp.	1,670
4,978	JB Hunt Transport Services, Inc.	778
19,665	Knight-Swift Transportation Holdings, Inc.	962
8,816	Lyft, Inc., Class - A(a)	116
6,855	Norfolk Southern Corp.	1,437
3,337	Old Dominion Freight Line, Inc.	830
188,238	Uber Technologies, Inc.(a)	4,989
28,909	Union Pacific Corp.	5,633
		18,635

	Semiconductors & Semiconductor Equipment — 2.07%
46,751	Advanced Micro Devices, Inc.(a)	2,962
14,967	Analog Devices, Inc.	2,086
25,268	Applied Materials, Inc.	2,070
13,511	Broadcom, Inc.	6,000
4,012	Enphase Energy, Inc.(a)	1,113
4,251	Entegris, Inc.	353
118,274	Intel Corp.	3,048
4,310	KLA Corp.	1,304

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
3,990	Lam Research Corp.	$1,460
25,208	Marvell Technology, Inc.	1,082
15,911	Microchip Technology, Inc.	971
32,455	Micron Technology, Inc.	1,626
1,269	Monolithic Power Systems, Inc.	461
88,701	NVIDIA Corp.	10,768
7,507	NXP Semiconductors N.V.	1,107
12,455	ON Semiconductor Corp.(a)	776
3,073	Qorvo, Inc.(a)	244
32,228	QUALCOMM, Inc.	3,641
4,709	Skyworks Solutions, Inc.	402
1,600	SolarEdge Technologies, Inc.(a)	370
29,764	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,041
4,604	Teradyne, Inc.	346
26,582	Texas Instruments, Inc.	4,114
		48,345

	Software — 7.85%
25,901	Adobe, Inc.(a)	7,127
15,958	ANSYS, Inc.(a)	3,538
28,465	Appfolio, Inc., Class - A(a)	2,981
3,422	AppLovin Corp., Class - A(a)	67
5,373	Atlassian Corp. PLC, Class - A(a)	1,132
6,421	Autodesk, Inc.(a)	1,199
2,470	Avalara, Inc.(a)	227
19,630	Bentley Systems, Inc., Class - B	601
2,673	Bill.com Holdings, Inc.(a)	354
25,997	Blackline, Inc.(a)	1,557
16,031	Cadence Design Systems, Inc.(a)	2,620
45,457	Ceridian HCM Holding, Inc.(a)	2,540
3,543	Citrix Systems, Inc.	368
7,161	Cloudflare, Inc., Class - A(a)	396
39,606	Coupa Software, Inc.(a)	2,329
29,443	Crowdstrike Holdings, Inc., Class - A(a)	4,853
55,839	Dassault Systemes SE	1,928
6,923	Datadog, Inc., Class - A(a)	615
5,685	DocuSign, Inc.(a)	304
19,226	Dropbox, Inc., Class - A(a)	398
183,369	Duck Creek Technologies, Inc.(a)	2,173
5,762	Dynatrace, Inc.(a)	201
36,625	Elastic N.V.(a)	2,627
33,588	Envestnet, Inc.(a)	1,491
753	Fair Isaac Corp.(a)	310
26,829	Five9, Inc.(a)	2,012
19,565	Fortinet, Inc.(a)	961
5,455	Guidewire Software, Inc.(a)	336
1,433	HubSpot, Inc.(a)	387
18,884	Intuit, Inc.	7,313
26,789	Kinaxis, Inc.(a)	2,659
296,921	Microsoft Corp.	69,149
124,633	Money Forward, Inc.	2,620
65,021	Nortonlifelock, Inc.	1,310
90,890	Oracle Corp.	5,551
47,014	Palantir Technologies, Inc., Class - A(a)	382
26,333	Palo Alto Networks, Inc.(a)	4,313
11,118	PAYCOM Software, Inc.(a)	3,669
5,490	Paylocity Holding Corp.(a)	1,326
48,597	Procore Technologies, Inc.(a)	2,405
3,180	PTC, Inc.(a)	333
2,713	RingCentral, Inc., Class - A(a)	108
57,895	Salesforce, Inc.(a)	8,328
11,999	ServiceNow, Inc.(a)	4,531

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
81,821	Smartsheet, Inc., Class - A(a)	$2,811
4,554	Splunk, Inc.(a)	342
56,180	SS&C Technologies Holdings, Inc.	2,683
4,383	Synopsys, Inc.(a)	1,339
36,347	The Descartes Systems Group, Inc.(a)	2,308
520,033	The Sage Group PLC	4,007
25,718	The Trade Desk, Inc., Class - A(a)	1,537
12,997	Tyler Technologies, Inc.(a)	4,517
5,495	Unity Software, Inc.(a)	175
5,991	VMware, Inc., Class - A	638
5,934	Workday, Inc., Class - A(a)	903
25,756	Xero Ltd.(a)	1,192
3,433	Zendesk, Inc.(a)	261
17,217	Zoom Video Communications, Inc., Class - A(a)	1,267
2,394	Zscaler, Inc.(a)	394
		184,003

	Specialty Retail — 1.05%
3,355	Advance Auto Parts, Inc.	525
868	AutoZone, Inc.(a)	1,859
7,225	Bath & Body Works, Inc.	236
6,183	Best Buy Co., Inc.	392
1,910	Burlington Stores, Inc.(a)	214
4,664	CarMax, Inc.(a)	308
18,672	Lowe's Companies, Inc.	3,506
3,456	O'Reilly Automotive, Inc.(a)	2,431
10,379	Ross Stores, Inc.	875
33,201	The Home Depot, Inc.	9,161
47,486	The TJX Companies, Inc.	2,949
7,515	Tractor Supply Co.	1,397
1,553	Ulta Beauty, Inc.(a)	623
		24,476

	Technology Hardware, Storage & Peripherals — 3.22%
526,910	Apple, Inc.	72,819
8,346	DELL Technologies, Inc., Class - C	285
37,365	Hewlett Packard Enterprise Co.	448
30,122	HP, Inc.	751
6,388	NetApp, Inc.	395
7,124	Seagate Technology Holdings PLC	379
8,973	Western Digital Corp.(a)	292
		75,369

	Textiles, Apparel & Luxury Goods — 0.44%
9,186	Deckers Outdoor Corp.(a)	2,872
6,829	Lululemon Athletica, Inc.(a)	1,909
14,950	LVMH Moet Hennessy Louis Vuitton SE, ADR	1,757
41,736	NIKE, Inc., Class - B	3,468
9,551	V.F. Corp.	286
		10,292

	Tobacco — 0.32%
75,594	Altria Group, Inc.	3,052
54,265	Philip Morris International, Inc.	4,505
		7,557

	Trading Companies & Distributors — 0.27%
51,219	Fastenal Co.	2,358
24,684	Ferguson PLC	2,540
2,072	United Rentals, Inc.(a)	560

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
1,824	W.W. Grainger, Inc.	$893
		6,351

	Water Utilities — 0.09%
10,661	American Water Works Co., Inc.	1,388
16,521	Essential Utilities, Inc.	683
		2,071

	Wireless Telecommunication Services — 0.26%
46,100	T-Mobile US, Inc.(a)	6,185
	Total Common Stocks	1,587,119

	Preferred Stock — 0.00%
	Entertainment — 0.00%
14,688	AMC Entertainment Holdings,	40
	Total Preferred Stock	40

	Contingent Right — 0.00%
	Biotechnology — 0.00%
14	Oncternal Therapeutics, Inc., 12/31/49(a)(b)	–
	Total Contingent Right	–

	Exchange-Traded Funds — 4.39%
1,546,640	Invesco S&P 500 Low Volatility ETF	89,442
37,331	SPDR S&P 500 ETF Trust	13,334
	Total Exchange-Traded Funds	102,776

	Investment Companies — 25.75%
918,142	Federated Hermes Treasury Obligations Fund, Institutional Shares, 2.84%^^(c)	918
601,921,828	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.89%(c)	601,922
	Total Investment Companies	602,840

	Total Investments (cost $1,905,921) — 97.94%	2,292,775
	Other assets in excess of liabilities — 2.06%	48,231
	Net Assets - 100.00%	$2,341,006

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2022.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of September 30, 2022.
(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2022.

The Institutional U.S. Equity Portfolio	Echo Street Capital Management LLC	Jennison Associates, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	10.52%	3.04%	51.67%	-	2.57%	-	67.80%
Contingent Right	-	-	0.00%	-	-	-	0.00%
Exchange-Traded Funds	0.57%	-	-	3.82%	-	-	4.39%
Investment Companies	-	-	0.05%	25.68%	0.02%	-	25.75%
Preferred Stock	-	-	0.00%	-	-	-	-
Other Assets (Liabilities)	0.05%	0.09%	0.19%	1.69%	0.02%	0.02%	2.06%
Total Net Assets	11.14%	3.13%	51.91%	31.19%	2.61%	0.02%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	3,583	12/16/22	$645,209	$(85,895)
Russell 2000 Mini Index Future	415	12/16/22	34,648	(4,245)
			$679,857	$(90,140)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(90,140)
	Total Net Unrealized Appreciation/(Depreciation)			$(90,140)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.98%
	Aerospace & Defense — 0.42%
347	AAR Corp.(a)	$12
89	Aerojet Rocketdyne Holdings, Inc.(a)	4
176	AeroVironment, Inc.(a)	15
700	Curtiss-Wright Corp.	97
9,222	Kratos Defense & Security Solutions, Inc.(a)	94
10,477	Momentus, Inc.(a)	14
64	Moog, Inc., Class - A	5
4,770	Triumph Group, Inc.(a)	41
		282

	Air Freight & Logistics — 0.31%
1,731	Atlas Air Worldwide Holdings, Inc.(a)	166
586	Hub Group, Inc., Class - A(a)	40
		206

	Airlines — 0.36%
20	Alaska Air Group, Inc.(a)	1
28,362	Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	198
1,060	Hawaiian Holdings, Inc.(a)	14
1,487	Spirit Airlines, Inc.(a)	28
		241

	Auto Components — 1.35%
1,571	Adient PLC(a)	44
2,008	American Axle & Manufacturing Holdings, Inc.(a)	14
26,419	Dana, Inc.	303
554	Dorman Products, Inc.(a)	45
32	LCI Industries	3
10,286	Modine Manufacturing Co.(a)	133
91	Patrick Industries, Inc.	4
9,145	Stoneridge, Inc.(a)	155
2,188	Tenneco, Inc., Class - A(a)	38
2,005	The Goodyear Tire & Rubber Co.(a)	20
872	Visteon Corp.(a)	92
851	XPEL, Inc.(a)	55
		906

	Automobiles — 0.04%
522	Winnebago Industries, Inc.	28

	Banks — 8.92%
92	1st Source, Inc.	4
1,715	Ameris Bancorp	77
813	Banc of California, Inc.	13
1,048	BancFirst Corp.	94
6,654	BankUnited, Inc.	227
1,471	Bankwell Financial Group, Inc.	43
2,204	BCB Bancorp, Inc.	37
4,171	Berkshire Hills Bancorp, Inc.	114
418	Byline Bancorp, Inc.	8
5,139	Cadence Bank	131
2,951	Cathay General Bancorp.	113
1,054	Central Valley Community Bancorp	19
229	Civista Bancshares, Inc.	5
3,735	Columbia Banking System, Inc.	108
2,630	ConnectOne Bancorp, Inc.	61
777	Cullen/Frost Bankers, Inc.	103
581	Eagle Bancorp, Inc.	26
688	Enterprise Financial Services Corp.	30
1,703	FB Financial Corp.	65

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
952	First Bancorp	$35
29,399	First Bancorp	403
2,341	First Bank	32
7,136	First Busey Corp.	157
124	First Citizens BancShares, Inc., Class - A	99
3,478	First Financial Bancorp	73
5,034	First Horizon Corp.	115
2,416	First Merchants Corp.	93
6,458	Fulton Financial Corp.	102
70	German American Bancorp, Inc.	2
144	Glacier Bancorp, Inc.	7
3,205	Hancock Whitney Corp.	147
868	Hilltop Holdings, Inc.	22
1,293	Hope Bancorp, Inc.	16
2,366	Horizon Bancorp, Inc.	42
941	Independent Bank Corp.	70
1,662	Independent Bank Group, Inc.	102
129	International Bancshares Corp.	5
1,596	Lakeland Bancorp, Inc.	26
441	Lakeland Financial Corp.	32
2,021	Live Oak Bancshares, Inc.	62
1,295	Midland States Bancorp, Inc.	31
1,880	MidWestOne Financial Group, Inc.	51
1,622	Northrim Bancorp, Inc.	67
2,194	Old Second Bancorp, Inc.	29
1,149	Orrstown Financial Services, Inc.	27
1,042	Pacific Premier Bancorp, Inc.	32
5,624	Peoples Bancorp, Inc.	163
3,233	Pinnacle Financial Partners, Inc.	262
4,394	Popular, Inc.	318
7,725	Republic First Bancorp, Inc.(a)	22
4,660	Sandy Spring Bancorp, Inc.	164
734	ServisFirst Bancshares, Inc.	59
4,386	Southside Bancshares, Inc.	155
113	SouthState Corp.	9
1,311	Stock Yards Bancorp, Inc.	89
510	Texas Capital Bancshares, Inc.(a)	30
21,920	The Bancorp, Inc.(a)	483
5,652	The Bank of N.T. Butterfield & Son Ltd.	183
3,235	Towne Bank	87
126	Triumph Bancorp, Inc.(a)	7
2,275	United Bankshares, Inc.	81
3,391	United Community Banks, Inc.	112
2,879	Veritex Holdings, Inc.	77
3,173	Washington Trust Bancorp, Inc.	147
2,812	WesBanco, Inc.	94
3,643	Wintrust Financial Corp.	297
		5,996

	Beverages — 0.33%
816	Celsius Holdings, Inc.(a)	74
37	MGP Ingredients, Inc.	4
10,160	Primo Water Corp.	128
341	The Vita Coco Co., Inc.(a)	4
3,519	Zevia PBC, Class - A(a)	15
		225

	Biotechnology — 6.93%
353	2seventy bio, Inc.(a)	5
15,327	4D Molecular Therapeutics, Inc.(a)	123
3,641	Acumen Pharmaceuticals, Inc.^(a)	37
1,338	Adagio Therapeutics, Inc.(a)	4
3,315	Agenus, Inc.(a)	7
4,155	Agios Pharmaceuticals, Inc.(a)	118

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
868	Altimmune, Inc.(a)	$11
564	AnaptysBio, Inc.(a)	14
1,323	Anavex Life Sciences Corp.(a)	14
3,852	Annexon, Inc.(a)	24
468	Apellis Pharmaceuticals, Inc.(a)	32
1,659	Arbutus BioPharma Corp.(a)	3
3,081	Arcus Biosciences, Inc.(a)	81
1,554	Arrowhead Pharmaceuticals, Inc.(a)	51
1,323	Atea Pharmaceuticals, Inc.(a)	8
2,816	Atreca, Inc., Class - A(a)	4
3,379	Aurinia Pharmaceuticals, Inc.(a)	25
914	Avid Bioservices, Inc.(a)	17
11,191	BioAtla, Inc.(a)	86
2,995	BioCryst Pharmaceuticals, Inc.(a)	38
842	Biohaven Pharmaceutical Holding Co. Ltd.(a)	127
2,914	Bioxcel Therapeutics, Inc.(a)	34
18,086	Bridgebio Pharma, Inc.(a)	181
585	C4 Therapeutics, Inc.(a)	5
672	Cara Therapeutics, Inc.(a)	6
323	Castle Biosciences, Inc.(a)	8
166	Cerevel Therapeutics Holdings, Inc.(a)	5
817	ChemoCentryx, Inc.(a)	42
64,996	Chimerix, Inc.(a)	125
611	Chinook Therapeutics, Inc.(a)	12
16,043	Cogent Biosciences, Inc.(a)	240
697	Crinetics Pharmaceuticals, Inc.(a)	14
467	Cytokinetics, Inc.(a)	23
1,419	Dynavax Technologies Corp.(a)	15
37,045	Enochian Biosciences, Inc.(a)	67
1,435	Esperion Therapeutics, Inc.(a)	10
1,338	Fate Therapeutics, Inc.(a)	30
5,466	Forma Therapeutics Holdings, Inc.(a)	109
760	G1 Therapeutics, Inc.(a)	9
1,612	Gritstone bio, Inc.(a)	4
4,978	Halozyme Therapeutics, Inc.(a)	198
2,658	Immuneering Corp., Class - A(a)	38
21,053	ImmunityBio, Inc.^(a)	105
3,251	ImmunoGen, Inc.(a)	16
1,913	Incyte Corp.(a)	127
920	Insmed, Inc.(a)	20
1,055	Intellia Therapeutics, Inc.(a)	59
185	Iovance Biotherapeutics, Inc.(a)	2
1,293	Ironwood Pharmaceuticals, Inc.(a)	13
20,811	Jounce Therapeutics, Inc.(a)	49
5,243	KalVista Pharmaceuticals, Inc.(a)	76
38	Karuna Therapeutics, Inc.(a)	9
975	Kezar Life Sciences, Inc.(a)	8
442	Kiniksa Pharmaceuticals Ltd., Class - A(a)	6
388	Krystal Biotech, Inc.(a)	27
1,009	Kura Oncology, Inc.(a)	14
7,491	Kymera Therapeutics, Inc.(a)	163
12,224	Lexicon Pharmaceuticals, Inc.(a)	29
2,289	Lyell Immunopharma, Inc.^(a)	17
45,403	MacroGenics, Inc.(a)	157
2,387	Madrigal Pharmaceuticals, Inc.(a)	155
3,734	MannKind Corp.(a)	12
1,311	Myriad Genetics, Inc.(a)	25
432	Natera, Inc.(a)	19
566	Nkarta, Inc.(a)	7
651	Novavax, Inc.(a)	12
6,995	Olema Pharmaceuticals, Inc.(a)	19
10,917	OPKO Health, Inc.(a)	21
6,082	Pardes Biosciences, Inc.(a)	11

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
2,087	PDL BioPharma, Inc.(a)	$5
56,100	Praxis Precision Medicines, Inc.(a)	127
10,928	Precision Biosciences, Inc.(a)	14
997	Protagonist Therapeutics, Inc.(a)	8
2,729	Prothena Corp. PLC(a)	165
142	PTC Therapeutics, Inc.(a)	7
322	RAPT Therapeutics, Inc.(a)	8
20,115	Recursion Pharmaceuticals, Inc., Class - A(a)	215
16,609	Sana Biotechnology, Inc.(a)	100
7,589	Silverback Therapeutics, Inc.(a)	40
26,396	Sutro Biopharma, Inc.(a)	146
2,137	Syndax Pharmaceuticals, Inc.(a)	51
4,673	Travere Therapeutics, Inc.(a)	115
1,299	Ultragenyx Pharmaceutical, Inc.(a)	54
604	United Therapeutics Corp.(a)	126
879	Vericel Corp.(a)	20
551	Verve Therapeutics, Inc.(a)	19
16,422	Viking Therapeutics, Inc.(a)	45
1,674	Viracta Therapeutics, Inc.(a)	7
6,529	Xencor, Inc.(a)	170
1,004	Xoma Corp.(a)	18
551	Zentalis Pharmaceuticals, Inc.(a)	12
		4,654

	Building Products — 1.72%
1,948	Apogee Enterprises, Inc.	74
9,622	Builders FirstSource, Inc.(a)	568
354	CSW Industrials, Inc.	42
1,230	Griffon Corp.	36
443	Insteel Industries, Inc.	12
863	Masonite International Corp.(a)	62
3,356	Trex Co., Inc.(a)	147
2,155	UFP Industries, Inc.	156
2,342	Zurn Water Solutions Corp.	57
		1,154

	Capital Markets — 2.80%
1,343	Ares Management Corp., Class - A	83
4,822	Arlington Asset Investment Corp., Class - A(a)	13
1,338	Artisan Partners Asset Management, Inc., Class - A	36
493	B. Riley Financial, Inc.	22
12,428	Bakkt Holdings, Inc.^(a)	28
13,347	BGC Partners, Inc., Class - A	42
1,179	Brightsphere Investment Group, Inc.	18
979	Cohen & Steers, Inc.	61
677	Cowen, Inc., Class - A	26
1,749	Evercore, Inc.	144
3,056	Federated Hermes, Inc., Class - B	101
1,301	Focus Financial Partners, Inc., Class - A(a)	41
184	Hamilton Lane, Inc.	11
75	Houlihan Lokey, Inc.	6
2,373	LPL Financial Holdings, Inc.	519
128	Moelis & Co., Class - A	4
242	Piper Sandler Cos.	25
3,315	Raymond James Financial, Inc.	328
1,512	Stifel Financial Corp.	78
4,518	The Carlyle Group, Inc.	117
2,045	Victory Capital Holdings, Inc., Class - A	48
495	Virtus Investment Partners, Inc.	79

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
9,720	WisdomTree Investments, Inc.	$45
		1,875

	Chemicals — 2.43%
1,852	Albemarle Corp.	491
828	Avient Corp.	25
695	Balchem Corp.	84
48	Cabot Corp.	3
3,202	FMC Corp.	338
158	Huntsman Corp.	4
1,018	Innospec, Inc.	87
36,795	Kronos Bio, Inc.(a)	123
9,191	Livent Corp.(a)	282
617	Minerals Technologies, Inc.	30
129	NewMarket Corp.	39
1,544	Orion Engineered Carbons SA	21
866	PureCycle Technologies, Inc.(a)	7
898	Sensient Technologies Corp.	62
85	Stepan Co.	8
2,194	Tronox Holdings PLC, Class - A	27
		1,631

	Commercial Services & Supplies — 0.75%
1,375	ABM Industries, Inc.	53
2,262	Brady Corp., Class - A	94
1,307	Casella Waste Systems, Inc.(a)	100
1,131	Healthcare Services Group, Inc.	14
656	HNI Corp.	17
1,609	Interface, Inc.	14
749	McGrath RentCorp	63
7,318	MillerKnoll, Inc.	114
33	MSA Safety, Inc.	4
1,559	Quad/Graphics, Inc.(a)	4
142	SP Plus Corp.(a)	4
111	Tetra Tech, Inc.	14
39	UniFirst Corp.	7
48	VSE Corp.	2
		504

	Communications Equipment — 0.38%
1,460	ADTRAN Holdings, Inc.	29
835	Calix, Inc.(a)	51
673	Clearfield, Inc.(a)	70
935	InterDigital, Inc.	38
1,545	KVH Industries, Inc.(a)	14
475	Lumentum Holdings, Inc.(a)	33
3,297	Ondas Holdings, Inc.(a)	12
564	Viavi Solutions, Inc.(a)	7
		254

	Construction & Engineering — 2.27%
4,087	AECOM	279
1,546	Ameresco, Inc., Class - A(a)	103
1,585	Dycom Industries, Inc.(a)	151
1,160	EMCOR Group, Inc.	134
2,153	Fluor Corp.(a)	54
3,323	Granite Construction, Inc.	84
2,960	MasTec, Inc.(a)	188
117	MYR Group, Inc.(a)	10
680	Primoris Services Corp.	11
3,082	Quanta Services, Inc.	394
2,938	WillScot Mobile Mini Holdings Corp.(a)	118
		1,526

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction Materials — 0.43%
1,759	Eagle Materials, Inc.	$189
4,300	Summit Materials, Inc., Class - A(a)	103
		292

	Consumer Finance — 0.20%
2,149	Green Dot Corp., Class - A(a)	40
3,434	LendingClub Corp.(a)	38
875	Navient Corp.	13
351	Nelnet, Inc., Class - A	28
131	World Acceptance Corp.(a)	13
		132

	Containers & Packaging — 0.34%
693	AptarGroup, Inc.	66
5,432	Graphic Packaging Holding Co.	108
3,245	Myers Industries, Inc.	53
		227

	Diversified Consumer Services — 1.02%
3,247	Adtalem Global Education, Inc.(a)	118
3,039	American Public Education, Inc.(a)	28
2,186	Chegg, Inc.(a)	46
5,156	Franchise Group, Inc.	125
17,039	Perdoceo Education Corp.(a)	176
647	PowerSchool Holdings, Inc.(a)	11
2,792	Strategic Education, Inc.	171
95	Stride, Inc.(a)	4
782	Universal Technical Institute, Inc.(a)	4
		683

	Diversified Financial Services — 0.07%
2,191	Cannae Holdings, Inc.(a)	45

	Diversified Telecommunication Services — 0.34%
573	Anterix, Inc.(a)	20
3,094	IDT Corp.(a)	77
221	Iridium Communications, Inc.(a)	10
13,024	Radius Global Infrastructure, Inc., Class - A(a)	123
		230

	Electric Utilities — 0.29%
1,876	ALLETE, Inc.	95
3,048	Genie Energy Ltd.	28
175	MGE Energy, Inc.	11
528	Otter Tail Corp.	33
185	PNM Resources, Inc.	8
509	Portland General Electric Co.	22
		197

	Electrical Equipment — 1.06%
8,245	Array Technologies, Inc.(a)	137
326	Beam Global(a)	4
1,099	Bloom Energy Corp., Class - A(a)	22
2,360	EnerSys	137
1,208	FTC Solar, Inc.(a)	4
5,592	FuelCell Energy, Inc.(a)	19
1,604	Plug Power, Inc.(a)	34
522	Regal Rexnord Corp.	73
6,744	Shoals Technologies Group, Inc., Class - A(a)	145
1,724	Stem, Inc.(a)	23
3,233	Sunrun, Inc.(a)	89
340	TPI Composites, Inc.(a)	4

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment (continued)
294	Vicor Corp.(a)	$17
		708

	Electronic Equipment, Instruments & Components — 2.16%
1,155	Arlo Technologies, Inc.(a)	5
521	Badger Meter, Inc.	48
544	Belden, Inc.	33
34	Dolby Laboratories, Inc., Class - A	2
92	ePlus, Inc.(a)	4
2,761	Fabrinet(a)	264
18,320	Flex Ltd.(a)	305
1,005	Insight Enterprises, Inc.(a)	83
548	IPG Photonics Corp.(a)	46
5,296	Iteris, Inc.(a)	16
7,371	Jabil, Inc.	425
414	Kimball Electronics, Inc.(a)	7
368	Littelfuse, Inc.	73
1,326	Methode Electronics, Inc.	49
2,486	MicroVision, Inc.^(a)	9
111	Novanta, Inc.(a)	13
382	Par Technology Corp.(a)	11
110	PC Connection, Inc.	5
51	Plexus Corp.(a)	4
112	Rogers Corp.(a)	27
86	Sanmina Corp.(a)	4
34	TD SYNNEX Corp.	3
801	TTM Technologies, Inc.(a)	11
		1,447

	Energy Equipment & Services — 0.93%
1,012	Archrock, Inc.	6
460	Cactus, Inc., Class - A	18
4,798	Championx Corp.	94
12,375	Expro Group Holdings NV(a)	158
655	Helmerich & Payne, Inc.	24
4,448	Liberty Oilfield Services, Inc., Class - A(a)	56
39	Nabors Industries Ltd.(a)	4
2,855	Nextier Oilfield Solutions, Inc.(a)	21
1,775	Oceaneering International, Inc.(a)	14
9,817	Patterson-UTI Energy, Inc.	115
2,735	Solaris Oilfield Infrastructure, Inc., Class - A	26
4,093	Tidewater, Inc.(a)	89
		625

	Entertainment — 0.19%
682	Cinemark Holdings, Inc.(a)	8
230	IMAX Corp.(a)	3
1,640	Liberty Media Corp. - Liberty Braves, Class - A(a)	46
2,567	Liberty Media Corp. - Liberty Braves, Class - C(a)	71
		128

	Equity Real Estate Investment Trusts — 5.60%
1,198	Agree Realty Corp.	81
2,565	Alexander & Baldwin, Inc.	43
516	Alpine Income Property Trust, Inc.	8
674	Ashford Hospitality Trust, Inc.(a)	5
22,756	Brandywine Realty Trust	154
4,816	Chatham Lodging Trust(a)	48
13,378	Clipper Realty, Inc.	93
3,310	Community Healthcare Trust, Inc.	108

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
1,360	CoreCivic, Inc.(a)	$12
9,566	Corporate Office Properties Trust	221
9,262	DiamondRock Hospitality Co.	70
10,349	Easterly Government Properties, Inc.	163
1,133	EastGroup Properties, Inc.	164
9,792	Elme Communities	172
264	Essential Properties Realty Trust, Inc.	5
681	Farmland Partners, Inc.	9
2,615	Four Corners Property Trust, Inc.	63
6,119	Getty Realty Corp.	165
2,520	Gladstone Commercial Corp.	39
6,912	Global Medical REIT, Inc.	59
6,232	Hersha Hospitality Trust	50
2,757	Independence Realty Trust, Inc.	46
711	Innovative Industrial Properties, Inc.	63
3,897	Kite Realty Group Trust	67
4,419	LTC Properties, Inc.	165
1,990	LXP Industrial Trust	18
763	National Health Investors, Inc.	43
1,574	National Storage Affiliates	65
8,846	NETSTREIT Corp.	158
3,297	NexPoint Residential Trust, Inc.	152
290	Pebblebrook Hotel Trust	4
15,507	Piedmont Office Realty Trust, Inc., Class - A	164
1,185	PotlatchDeltic Corp.	49
788	Retail Opportunity Investments Corp.	11
6,433	RLJ Lodging Trust	65
1,766	Ryman Hospitality Properties, Inc.	130
6,550	Sabra Health Care REIT, Inc.	86
525	Saul Centers, Inc.	20
10,954	SITE Centers Corp.	117
3,002	STAG Industrial, Inc.	85
7,641	Summit Hotel Properties, Inc.	51
11,883	Tanger Factory Outlet Centers, Inc.	163
1,472	The GEO Group, Inc.(a)	11
7,560	The Macerich Co.	60
7,127	The Necessity Retail REIT, Inc.	42
292	Universal Health Realty Income Trust	13
5,514	Urban Edge Properties	74
1,486	Ventas, Inc.	60
3,365	Veris Residential, Inc.(a)	38
676	Xenia Hotels & Resorts, Inc.	9
		3,761

	Food & Staples Retailing — 0.82%
2,670	BJ's Wholesale Club Holdings, Inc., Class - C(a)	194
205	Casey's General Stores, Inc.	42
230	Ingles Markets, Inc., Class - A	18
828	Performance Food Group Co.(a)	36
202	PriceSmart, Inc.	12
1,071	SpartanNash Co.	31
1,208	The Andersons, Inc.	37
3,462	United Natural Foods, Inc.(a)	119
646	Village Super Market, Inc., Class - A	12
714	Weis Markets, Inc.	51
		552

	Food Products — 1.27%
9,563	B&G Foods, Inc.^	158

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
1,312	Calavo Growers, Inc., Class - I	$42
1,587	Darling Ingredients, Inc.(a)	105
572	Fresh Del Monte Produce, Inc.	13
365	Freshpet, Inc.(a)	18
682	J&J Snack Foods Corp.	88
2,078	John B. Sanfilippo & Son, Inc.	157
1,757	Landec Corp.(a)	16
9,470	Mission Produce, Inc.(a)	137
1,116	The Simply Good Foods Co.(a)	36
1,534	Tootsie Roll Industries, Inc.	51
786	TreeHouse Foods, Inc.(a)	33
		854

	Gas Utilities — 0.76%
1,534	Chesapeake Utilities Corp.	177
812	New Jersey Resources Corp.	31
1,126	Northwest Natural Holding Co.	49
1,558	South Jersey Industries, Inc.	52
2,098	Spire, Inc.	131
2,134	UGI Corp.	69
		509

	Health Care Equipment & Supplies — 3.72%
56	Abiomed, Inc.(a)	14
568	AngioDynamics, Inc.(a)	12
2,962	Apyx Medical Corp.(a)	13
575	Artivion, Inc.(a)	8
155	AtriCure, Inc.(a)	6
694	Axonics, Inc.(a)	49
325	BioLife Solutions, Inc.(a)	7
42	CONMED Corp.	3
799	CVRx, Inc.(a)	7
4,873	Embecta Corp.	140
698	Glaukos Corp.(a)	37
140	Globus Medical, Inc.(a)	8
434	Haemonetics Corp.(a)	32
2,160	Insulet Corp.(a)	495
479	Integer Holdings Corp.(a)	30
933	iRhythm Technologies, Inc.(a)	117
546	Lantheus Holdings, Inc.(a)	38
211	LeMaitre Vascular, Inc.	11
158	LENSAR, Inc.(a)	1
526	LivaNova PLC(a)	27
194	Meridian Bioscience, Inc.(a)	6
4,151	Merit Medical Systems, Inc.(a)	235
4,046	Neogen Corp.(a)	57
718	Nevro Corp.(a)	33
49,211	OraSure Technologies, Inc.(a)	187
209	OrthoPediatrics Corp.(a)	10
18,162	Owlet, Inc.(a)	19
267	Paragon 28, Inc.^(a)	5
174	QuidelOrtho Corp.(a)	12
6,621	SeaSpine Holdings Corp.(a)	38
329	Shockwave Medical, Inc.(a)	91
492	SI-BONE, Inc.(a)	9
1,272	STAAR Surgical Co.(a)	90
18,085	Tactile Systems Technology, Inc.(a)	141
2,248	Tandem Diabetes Care, Inc.(a)	108
1,363	The Cooper Companies, Inc.	360
391	TransMedics Group, Inc.(a)	16
1,150	Varex Imaging Corp.(a)	24
		2,496

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services — 2.24%
3,094	Acadia Healthcare Co., Inc.(a)	$241
2,048	Addus HomeCare Corp.(a)	194
9,300	Agiliti, Inc.(a)	133
1,217	Alignment Healthcare, Inc.(a)	14
590	AMN Healthcare Services, Inc.(a)	63
7,905	Cano Health, Inc.(a)	69
13	Chemed Corp.	6
1,165	Community Health Systems, Inc.(a)	3
153	CorVel Corp.(a)	21
1,566	Covetrus, Inc.(a)	33
47	Encompass Health Corp.	2
23	Enhabit, Inc.(a)	0
776	LHC Group, Inc.(a)	127
277	Modivcare, Inc.(a)	28
42	Molina Heathcare, Inc.(a)	14
356	National Healthcare Corp.	23
2,404	Option Care Health, Inc.(a)	76
4,099	Owens & Minor, Inc.	99
3,683	Patterson Companies, Inc.	88
446	Pediatrix Medical Group, Inc.(a)	7
1,149	R1 RCM, Inc.(a)	21
2,950	RadNet, Inc.(a)	60
1,380	Select Medical Holdings Corp.	30
435	Surgery Partners, Inc.(a)	10
2,414	Tenet Healthcare Corp.(a)	125
222	The Ensign Group, Inc.	18
		1,505

	Health Care Technology — 0.80%
358	Allscripts Healthcare Solutions, Inc.(a)	5
745	Convey Health Solutions Holdings, Inc.(a)	8
1,328	Evolent Health, Inc., Class - A(a)	48
883	Inspire Medical System, Inc.(a)	157
2,060	NextGen Healthcare, Inc.(a)	36
1,347	Omnicell, Inc.(a)	117
6,440	Phreesia, Inc.(a)	164
		535

	Hotels, Restaurants & Leisure — 2.17%
6,667	Bally's Corp.(a)	132
162	BJ's Restaurants, Inc.(a)	4
805	Bloomin' Brands, Inc.	15
5,300	Boyd Gaming Corp.	253
363	Caesars Entertainment, Inc.(a)	12
398	Chuy's Holdings, Inc.(a)	9
1,221	Dave & Buster's Entertainment, Inc.(a)	38
1,018	Dine Brands Global, Inc.	65
7,017	Fiesta Restaurant Group, Inc.(a)	44
2,169	First Watch Restaurant Group, Inc.(a)	31
428	Golden Entertainment, Inc.(a)	15
1,218	Hilton Grand Vacations, Inc.(a)	40
181	Jack in the Box, Inc.	13
5,015	Krispy Kreme, Inc.	58
5,491	Lindblad Expeditions Holdings, Inc.(a)	37
731	Papa John's International, Inc.	51
3,402	Planet Fitness, Inc., Class - A(a)	196
3,075	PlayAGS, Inc.(a)	16
3,161	Red Rock Resorts, Inc., Class - A	108
999	Scientific Games Corp., Class - A(a)	43
581	Texas Roadhouse, Inc.	51
1,684	The Cheesecake Factory, Inc.	49
145	Vail Resorts, Inc.	31

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
1,153	Wingstop, Inc.	$145
		1,456

	Household Durables — 0.88%
67,685	Aterian, Inc.^(a)	84
972	Gopro, Inc., Class - A(a)	5
4,688	Green Brick Partners, Inc.(a)	100
891	Hamilton Beach Brands Holding Co., Class - A	10
370	Installed Building Products, Inc.	30
748	LGI Homes, Inc.(a)	61
1,717	M/I Homes, Inc.(a)	62
460	MDC Holdings, Inc.	13
1,111	Meritage Homes Corp.(a)	78
147	Skyline Champion Corp.(a)	8
584	The Lovesac Co.(a)	12
428	TopBuild Corp.(a)	71
6,945	Tupperware Brands Corp.(a)	45
554	VOXX International Corp.(a)	4
887	Vuzix Corp.(a)	5
		588

	Household Products — 0.14%
1,050	Central Garden & Pet Co.(a)	37
990	Central Garden & Pet Co., Class - A(a)	34
1,019	Oil-Dri Corp.	25
		96

	Independent Power and Renewable Electricity Producers — 0.84%
20,906	Altus Power, Inc.(a)	231
1,499	Clearway Energy, Inc., Class - C	48
11,897	Montauk Renewables, Inc.(a)	207
373	Ormat Technologies, Inc.	32
2,146	Sunnova Energy International, Inc.(a)	47
		565

	Insurance — 2.37%
689	Ambac Financial Group, Inc.(a)	9
2,133	American Equity Investment Life Holding Co.	80
192	BRP Group, Inc., Class - A(a)	5
3,379	CNO Financial Group, Inc.	61
302	Donegal Group, Inc., Class - A	4
11,335	eHealth, Inc.(a)	44
875	Everest Re Group Ltd.	230
1,150	Goosehead Insurance, Inc.(a)	41
3,325	Horace Mann Educators Corp.	117
287	James River Group Holdings Ltd.	7
655	Kinsale Capital Group, Inc.	167
1,935	Mercury General Corp.	55
146	Palomar Holdings, Inc.(a)	12
2,483	ProAssurance Corp.	48
66	RLI Corp.	7
307	Safety Insurance Group, Inc.	25
1,404	Selective Insurance Group, Inc.	114
2,437	Trupanion, Inc.(a)	145
6,525	W.R. Berkley Corp.	421
		1,592

	Interactive Media & Services — 0.37%
8,509	DHI Group, Inc.(a)	46
8,870	TrueCar, Inc.(a)	13
139	Yelp, Inc.(a)	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Interactive Media & Services (continued)
53	Ziff Davis, Inc.(a)	$4
11,071	Ziprecruiter, Inc.(a)	182
		250

	Internet & Direct Marketing Retail — 0.19%
36,496	Boxed, Inc.(a)	34
1,172	Chewy, Inc., Class - A(a)	36
331	Etsy, Inc.(a)	33
607	Lands' End, Inc.(a)	5
373	Xometry, Inc., Class - A(a)	21
		129

	IT Services — 1.66%
34	Concentrix Corp.	4
10,305	Conduent, Inc.(a)	34
1,652	CSG Systems International, Inc.	87
111	DigitalOcean Holdings, Inc.(a)	4
2,141	EVERTEC, Inc.	67
717	Evo Payments, Inc., Class - A(a)	24
514	Exlservice Holdings, Inc.(a)	76
8,599	Grid Dynamics Holdings, Inc.(a)	161
254	Jack Henry & Associates, Inc.	46
8,758	LiveRamp Holdings, Inc.(a)	159
979	MAXIMUS, Inc.	57
1,838	MoneyGram International, Inc.(a)	19
10,990	Paymentus Holdings, Inc., Class - A(a)	107
25,483	Payoneer Global, Inc.(a)	154
88	Perficient, Inc.(a)	6
8,872	Rackspace Technology, Inc.(a)	36
496	Remitly Global, Inc.(a)	6
1,367	StarTek, Inc.(a)	4
135	The Hackett Group, Inc.	2
81	TTEC Holdings, Inc.	4
2,286	Verra Mobility Corp.(a)	35
166	WEX, Inc.(a)	21
		1,113

	Leisure Products — 0.45%
324	American Outdoor Brands, Inc.(a)	3
925	Callaway Golf Co.(a)	18
77	Johnson Outdoors, Inc., Class - A	4
356	Mastercraft Boat Holdings, Inc.(a)	7
11,436	Mattel, Inc.(a)	216
1,298	Smith & Wesson Brands, Inc.	13
1,461	Yeti Holdings, Inc.(a)	42
		303

	Life Sciences Tools & Services — 1.03%
979	Absci Corp.^(a)	3
102	Bruker Corp.	5
14,459	Cytek Biosciences, Inc.(a)	214
599	Medpace Holdings, Inc.(a)	94
10,719	NeoGenomics, Inc.(a)	92
29,118	Pacific Biosciences of California, Inc.(a)	169
493	Repligen Corp.(a)	92
13,636	Science 37 Holdings, Inc.(a)	22
		691

	Machinery — 2.72%
68	Albany International Corp.	5
3,809	Altra Industrial Motion Corp.	128
1,637	Astec Industries, Inc.	51
1,248	Chart Industries, Inc.(a)	231
1,644	Columbus McKinnon Corp.	43

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
7,835	Energy Recovery, Inc.(a)	$171
1,328	ESCO Technologies, Inc.	98
3,382	Evoqua Water Technologies Co.(a)	112
1,773	Federal Signal Corp.	66
141	Franklin Electric Co., Inc.	12
434	Helios Technologies, Inc.	22
3,968	Hillenbrand, Inc.	146
1,773	Hyliion Holdings Corp.(a)	5
332	IDEX Corp.	66
1,076	ITT, Inc.	70
819	John Bean Technologies Corp.	70
217	Kadant, Inc.	36
939	Kornit Digital Ltd.(a)	25
15,370	Lightning Emotors, Inc.(a)	24
771	Lincoln Electric Holdings, Inc.	97
118	Mueller Industries, Inc.	7
47	Oshkosh Corp.	3
21	RBC Bearings, Inc.(a)	4
1,356	SPX Technologies, Inc.(a)	75
2,534	Tennant Co.	143
2,067	Terex Corp.	61
2,085	The Greenbrier Companies, Inc.	51
		1,822

	Marine — 0.59%
11,531	Costamare, Inc.	103
1,617	Golden Ocean Group, Ltd.	12
3,393	Kirby Corp.(a)	206
1,166	Matson, Inc.	72
		393

	Media — 1.34%
7,679	AdTheorent Holding Co., Inc.(a)	17
1,654	AMC Networks, Inc., Class - A(a)	34
6,437	comScore, Inc.(a)	11
1,804	Cumulus Media, Inc., Class - A(a)	13
1,110	Emerald Holding, Inc.(a)	4
2,513	Entravision Communications Corp., Class - A	10
5,444	Gray Television, Inc.	78
14,834	iHeartMedia, Inc., Class - A(a)	109
28,935	Innovid Corp.(a)	78
19,781	Liberty Latin America Ltd., Class - C(a)	121
11,789	Magnite, Inc.(a)	77
3,393	Scholastic Corp.	104
7,505	Sinclair Broadcast Group, Inc., Class - A	135
226	TechTarget, Inc.(a)	13
2,249	TEGNA, Inc.	47
4,062	The E.W. Scripps Co., Class - A(a)	46
		897

	Metals & Mining — 1.44%
1,382	Alcoa Corp.	47
20,148	Allegheny Technologies, Inc.(a)	535
1,962	Carpenter Technology Corp.	61
759	Haynes International, Inc.	27
9,750	Hecla Mining Co.	38
191	Materion Corp.	15
2,916	Ryerson Holding Corp.	75
5,772	Timkensteel Corp.(a)	87
365	United States Steel Corp.	7
137	Warrior Met Coal, Inc.	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Metals & Mining (continued)
1,868	Worthington Industries, Inc.	$71
		967

	Mortgage Real Estate Investment Trusts — 0.41%
7,810	BrightSpire Capital, Inc.	49
10,200	Claros Mortgage Trust, Inc.	120
1,873	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	57
1,597	MFA Financial, Inc.	12
2,791	Orchid Island Capital, Inc.^	23
2,348	Redwood Trust, Inc.	13
		274

	Multiline Retail — 0.20%
8,527	Macy's, Inc.	134

	Multi-Utilities — 0.27%
726	Black Hills Corp.	49
1,928	Unitil Corp.	89
6,312	Via Renewables, Inc.	44
		182

	Oil, Gas & Consumable Fuels — 4.54%
3,497	Antero Resources Corp.(a)	107
1,094	Arch Resources, Inc.	130
6,987	Archaea Energy, Inc.(a)	126
9,716	Berry Corp.	73
757	Chesapeake Energy Corp.	71
2,408	Clean Energy Fuels Corp.(a)	13
8,222	CNX Resources Corp.(a)	128
9,016	Comstock Resources, Inc.(a)	156
2,431	CONSOL Energy, Inc.	156
3,905	Delek US Holdings, Inc.	106
7,630	Devon Energy Corp.	458
17,071	DHT Holdings, Inc.	129
1,588	Earthstone Energy, Inc., Class - A(a)	20
2,568	Evolution Petroleum Corp.	18
2,312	Golar LNG Ltd.(a)	58
4,130	Kinetik Holdings, Inc.	135
20,751	Kosmos Energy Ltd.(a)	107
416	Matador Resources Co.	20
150	Murphy Oil Corp.	5
21,248	Navigator Holdings Ltd.(a)	243
2,578	Nordic American Tankers Ltd.	7
3,747	Ovintiv, Inc.	172
291	PDC Energy, Inc.	17
1,094	Peabody Energy Corp.(a)	27
2,500	Permian Resources Corp.(a)	17
2,186	Range Resources Corp.	55
2,901	Ranger Oil Corp.	91
156	REX American Resources Corp.(a)	4
588	Scorpio Tankers, Inc.	25
15,562	SFL Corp. Ltd.	142
549	Sitio Royalties Corp.	12
419	SM Energy Co.	16
30,524	Southwestern Energy Co.(a)	187
403	Talos Energy, Inc.(a)	7
3,667	Tellurian, Inc.(a)	9
		3,047

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products — 0.56%
3,023	e.l.f. Beauty, Inc.(a)	$114
853	Inter Parfums, Inc.	64
1,486	Medifast, Inc.	160
3,017	Revlon, Inc., Class - A^(a)	16
1,318	The Beauty Health Co.(a)	16
418	Veru, Inc.(a)	5
		375

	Pharmaceuticals — 2.52%
337	Aclaris Therapeutics, Inc.(a)	5
6,939	Adicet Bio, Inc.(a)	99
5,164	Amphastar Pharmaceuticals, Inc.(a)	145
7,009	Amylyx Pharmaceuticals, Inc.(a)	197
166	ANI Pharmaceuticals, Inc.(a)	5
713	Arvinas, Inc.(a)	32
43,698	Athira Pharma, Inc.(a)	130
579	Cassava Science, Inc.^(a)	24
81	Catalent, Inc.(a)	6
376	Corcept Therapeutics, Inc.(a)	10
586	Edgewise Therapeutics, Inc.(a)	6
19,751	Fulcrum Therapeutics, Inc.(a)	160
2,328	Harmony Biosciences Holdings, Inc.(a)	103
1,228	Harrow Health, Inc.(a)	15
653	Horizon Therapeutics PLC(a)	40
711	Intra-Cellular Therapies, Inc.(a)	33
850	KemPharm, Inc.^(a)	5
477	NGM Biopharmaceuticals, Inc.(a)	6
1,160	Ocular Therapeutix, Inc.(a)	5
1,308	Omeros Corp.^(a)	4
878	Oramed Pharmaceuticals, Inc.(a)	6
4,924	Pacira BioSciences, Inc.(a)	262
15,971	Paratek Pharmaceuticals, Inc.(a)	41
678	Phathom Pharmaceuticals, Inc.(a)	8
3,964	Pliant Therapeutics, Inc.(a)	83
1,583	Prestige Consumer Healthcare, Inc.(a)	79
920	Provention Bio, Inc.(a)	4
3,235	Satsuma Pharmaceuticals, Inc.(a)	19
2,190	Supernus Pharmaceuticals, Inc.(a)	74
3,598	Vaxcyte, Inc.(a)	86
		1,692

	Professional Services — 1.61%
917	ASGN, Inc.(a)	83
62	Booz Allen Hamilton Holding Corp.	6
20	CACI International, Inc., Class - A(a)	5
1,815	CBIZ, Inc.(a)	78
217	Huron Consulting Group, Inc.(a)	14
373	ICF International, Inc.	41
35	Insperity, Inc.	4
11,268	KBR, Inc.	486
594	Kelly Services, Inc., Class - A	8
1,876	Kforce, Inc.	110
1,998	Korn Ferry	94
9,154	Mistras Group, Inc.(a)	41
1,018	Science Applications International Corp.	90
1,649	Upwork, Inc.(a)	22
		1,082

	Real Estate Management & Development — 0.29%
1,451	BBX Capital, Inc.(a)	12
2,814	Digitalbridge Group, Inc.	35
1,705	eXp World Holdings, Inc.	19
299	Forestar Group, Inc.(a)	3
2,843	Marcus & Millichap, Inc.	93

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Management & Development (continued)
3,583	Newmark Group, Inc., Class - A	$29
		191

	Road & Rail — 0.73%
119	Avis Budget Group, Inc.(a)	18
6,058	Knight-Swift Transportation Holdings, Inc.	295
412	P.A.M. Transportation Services, Inc.(a)	13
752	Saia, Inc.(a)	143
3,453	Yellow Corp.(a)	18
		487

	Semiconductors & Semiconductor Equipment — 3.67%
809	Advanced Energy Industries, Inc.	63
485	Alpha & Omega Semiconductor Ltd.(a)	15
3,622	Amkor Technology, Inc.	62
3,010	AXT, Inc.(a)	20
75	Azenta, Inc.	3
55	Cirrus Logic, Inc.(a)	4
169	Diodes, Inc.(a)	11
613	Enphase Energy, Inc.(a)	170
189	Entegris, Inc.	16
3,557	FormFactor, Inc.(a)	89
188	Impinj, Inc.(a)	15
3,757	Lattice Semiconductor Corp.(a)	185
11,449	MACOM Technology Solutions Holdings, Inc.(a)	592
2,797	MaxLinear, Inc., Class - A(a)	91
624	MKS Instruments, Inc.	52
506	Monolithic Power Systems, Inc.	184
2,203	Power Integrations, Inc.	142
2,745	Qorvo, Inc.(a)	218
837	Semtech Corp.(a)	25
1,083	Silicon Laboratories, Inc.(a)	134
683	SkyWater Technology, Inc.(a)	5
799	Synaptics, Inc.(a)	79
212	Ultra Clean Holdings, Inc.(a)	5
1,179	Universal Display Corp.	111
661	Veeco Instruments, Inc.(a)	12
1,519	Wolfspeed, Inc.(a)	157
		2,460

	Software — 4.91%
880	Alarm.com Holding, Inc.(a)	57
6,693	Alkami Technology, Inc.(a)	101
829	Altair Engineering, Inc., Class - A(a)	37
343	Alteryx, Inc., Class - A(a)	19
9,759	Amplitude, Inc., Class - A(a)	151
289	Appfolio, Inc., Class - A(a)	30
303	Appian Corp.(a)	12
3,150	Asure Software, Inc.(a)	18
49	Avalara, Inc.(a)	4
70,866	Avaya Holdings Corp.(a)	113
23,967	AvidXchange Holdings, Inc.(a)	203
53,388	Benson Hill, Inc.(a)	146
101	Blackline, Inc.(a)	6
1,089	Box, Inc., Class - A(a)	27
11,793	C3.ai, Inc., Class - A(a)	147
979	Cognyte Software, Ltd.(a)	4
574	CommVault Systems, Inc.(a)	30
77	Consensus Cloud Solutions, Inc.(a)	4
1,007	CoreCard Corp.(a)	22
356	Couchbase, Inc.(a)	5
313	Digimarc Corp.(a)	4
10,766	Digital Turbine, Inc.(a)	155

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
500	Domo, Inc., Class - B(a)	$9
1,935	Ebix, Inc.	37
581	eGain Corp.(a)	4
2,856	Enfusion, Inc., Class - A(a)	35
83	Fair Isaac Corp.(a)	34
631	Five9, Inc.(a)	47
53,152	Greenidge Generation Holdings, Inc.(a)	106
846	Guidewire Software, Inc.(a)	52
186	HubSpot, Inc.(a)	50
6,215	Model N, Inc.(a)	214
16,199	N-able, Inc.(a)	150
67,471	NextNav, Inc.(a)	182
6,247	Olo, Inc., Class - A(a)	49
192	Ping Identity Holding Corp.(a)	5
674	Progress Software Corp.	29
868	PTC, Inc.(a)	91
680	Qualys, Inc.(a)	95
1,182	Rapid7, Inc.(a)	51
3,442	Sapiens International Corp. N.V.	66
831	SPS Commerce, Inc.(a)	103
781	Tenable Holdings, Inc.(a)	27
606	Varonis Systems, Inc.(a)	16
979	Verint Systems, Inc.(a)	33
15,346	Veritone, Inc.^(a)	86
4,511	Viant Technology, Inc., Class - A(a)	19
18,867	Weave Communications, Inc.(a)	95
30,143	WM Technology, Inc.(a)	49
1,438	Workiva, Inc.(a)	112
21,286	Zeta Global Holdings Corp., Class - A(a)	141
72	Zscaler, Inc.(a)	12
		3,294

	Specialty Retail — 1.96%
1,447	American Eagle Outfitters, Inc.	14
1,764	Arko Corp.	17
520	Asbury Automotive Group, Inc.(a)	79
7,181	Camping World Holdings, Inc., Class - A	181
6,294	Citi Trends, Inc.(a)	98
1,956	Floor & Decor Holdings, Inc., Class - A(a)	136
1,806	Genesco, Inc.(a)	71
72	Group 1 Automotive, Inc.	10
1,362	Guess?, Inc.	20
334	Lithia Motors, Inc., Class - A	72
289	Monro, Inc.	13
324	Murphy USA, Inc.	89
149	National Vision Holdings, Inc.(a)	5
53	Penske Automotive Group, Inc.	5
231	Restoration Hardware Co.(a)	57
2,077	Sally Beauty Holdings, Inc.(a)	26
708	Shoe Carnival, Inc.	15
158	Signet Jewelers Ltd.	9
845	Sonic Automotive, Inc., Class - A	37
7,426	Sportsman's Warehouse Holdings, Inc.(a)	62
468	The Aaron's Co., Inc.	5
5,179	The Buckle, Inc.	163
3,215	The Cato Corp., Class - A	31
1,585	The ODP Corp.(a)	56
10,683	Tile Shop Holdings, Inc.	38
560	Tilly's, Inc., Class - A	4
		1,313

	Technology Hardware, Storage & Peripherals — 0.06%
3,826	Integral Ad Science Holding Corp.(a)	27

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals (continued)
1,701	Turtle Beach Corp.(a)	$12
		39

	Textiles, Apparel & Luxury Goods — 0.83%
47	Columbia Sportswear Co.	3
1,065	Crocs, Inc.(a)	73
3,666	Fossil Group, Inc.(a)	13
792	G-III Apparel Group Ltd.(a)	12
2,897	Kontoor Brands, Inc.	97
1,965	Oxford Industries, Inc.	176
24,811	Plby Group, Inc.^(a)	100
412	Steven Madden Ltd.	11
4,730	Wolverine World Wide, Inc.	73
		558

	Thrifts & Mortgage Finance — 1.67%
1,712	Axos Financial, Inc.(a)	59
18,115	Capitol Federal Financial, Inc.	150
3,488	Columbia Financial, Inc.(a)	74
47	Federal Agricultural Mortgage Corp., Class - C	5
29,668	Finance of America Cos., Inc., Class - A(a)	44
667	Flagstar Bancorp, Inc.	22
79	HomeStreet, Inc.	2
155	Meta Financial Group, Inc.	5
228	MGIC Investment Corp.	3
1,030	Mr Cooper Group, Inc.(a)	42
13,708	Northwest Bancshares, Inc.	185
8,522	OceanFirst Financial Corp.	159
871	PennyMac Financial Services, Inc.	37
6,085	Premier Financial Corp.	156
3,124	Provident Financial Services, Inc.	61
3,405	Sterling Bancorp, Inc.(a)	21
928	Walker & Dunlop, Inc.	78
623	Western New England Bancorp, Inc.	5
247	WSFS Financial Corp.	11
		1,119

	Tobacco — 0.19%
2,230	Universal Corp.	102
2,572	Vector Group Ltd.	23
		125

	Trading Companies & Distributors — 1.32%
63	Applied Industrial Technologies, Inc.	6
5,077	Beacon Roofing Supply, Inc.(a)	278
563	Boise Cascade Co.	33
200	DXP Enterprises, Inc.(a)	5
192	GMS, Inc.(a)	8
1,021	Herc Holdings, Inc.	106
28,794	MRC Global, Inc.(a)	207
1,578	Rush Enterprises, Inc., Class - A	69
548	SiteOne Landscape Supply, Inc.(a)	57
3,496	Textainer Group Holdings Ltd.	94
166	WESCO International, Inc.(a)	20
		883

	Water Utilities — 0.76%
161	American States Water Co.	13
1,709	Cadiz, Inc.(a)	3
1,134	California Water Service Group	60
602	Global Water Resources, Inc.	7
2,024	Middlesex Water Co.	156

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Water Utilities (continued)
3,510	Pure Cycle Corp.(a)	$29
2,918	SJW Group	168
1,877	The York Water Co.	72
		508

	Wireless Telecommunication Services — 0.04%
1,973	Gogo, Inc.(a)	24
	Total Common Stocks	63,057

	Contingent Rights — 0.09%
	Biotechnology — 0.00%
1	Tobira Therapeutics, Inc. CVR, 12/31/28(a)(b)	–

	Health Care — 0.00%
1,646	Progenics Pharma CVR, 12/31/22(a)(b)	–

	Metals & Mining — 0.09%
108,208	Pan American Silver Corp. CVR, 02/22/29(a)	62

	Pharmaceuticals — 0.00%
759	Aratana Therapeutics, Inc. CVR, (a)(b)	–
5,589	Xeris BioPharma Hold CVR, 10/06/49(a)	1
		1
	Total Contingent Rights	63

	Investment Companies — 6.51%
656,804	Federated Hermes Treasury Obligations Fund, Institutional Shares, 2.84%^^(c)	657
3,707,591	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.89%(c)	3,707
	Total Investment Companies	4,364

	Total Investments (cost $44,468) — 100.58%	67,484
	Liabilities in excess of other assets — (0.58)%	(388)
	Net Assets - 100.00%	$67,096

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2022.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of September 30, 2022.
(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

As of September 30, 2022, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	39	12/16/22	$3,256	$(430)
			$3,256	$(430)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(430)
	Total Net Unrealized Appreciation/(Depreciation)			$(430)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.28%
	Australia — 1.73%
693	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$13
2,941	APA Group (Gas Utilities)	18
1,433	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	30
485	ASX Ltd. (Capital Markets)	22
4,501	Aurizon Holdings Ltd. (Road & Rail)	10
6,890	Australia & New Zealand Banking Group Ltd. (Banks)	101
12,319	BHP Group Ltd. (Metals & Mining)	306
1,230	BlueScope Steel Ltd. (Metals & Mining)	12
3,525	Brambles Ltd. (Commercial Services & Supplies)	26
165	Cochlear Ltd. (Health Care Equipment & Supplies)	20
3,429	Coles Group Ltd. (Food & Staples Retailing)	36
4,123	Commonwealth Bank of Australia (Banks)	240
1,360	Computershare Ltd. (IT Services)	22
1,155	CSL Ltd. (Biotechnology)	210
2,615	Dexus (Equity Real Estate Investment Trusts)	13
148	Domino's Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	5
3,057	Endeavour Group Ltd. (Food & Staples Retailing)	14
4,387	Evolution Mining Ltd. (Metals & Mining)	6
4,206	Fortescue Metals Group Ltd. (Metals & Mining)	45
4,174	Goodman Group (Equity Real Estate Investment Trusts)	42
478	IDP Education Ltd. (Diversified Consumer Services)	8
5,779	Insurance Australia Group Ltd. (Insurance)	17
1,593	LendLease Group (Real Estate Management & Development)(a)	9
863	Macquarie Group Ltd. (Capital Markets)	84
7,667	Medibank Private Ltd. (Insurance)	17
419	Mineral Resources Ltd. (Metals & Mining)	18
9,646	Mirvac Group (Equity Real Estate Investment Trusts)	12
7,556	National Australia Bank Ltd. (Banks)	140
2,021	Newcrest Mining Ltd. (Metals & Mining)	22
2,645	Northern Star Resources Ltd. (Metals & Mining)	13
927	Orica Ltd. (Chemicals)	8
4,121	Origin Energy Ltd. (Electric Utilities)	14
2,446	Qantas Airways Ltd. (Airlines)(b)	8
3,741	QBE Insurance Group Ltd. (Insurance)	28
427	Ramsay Health Care Ltd. (Health Care Providers & Services)	16
112	REA Group Ltd. (Interactive Media & Services)	8
687	Reece Ltd. (Trading Companies & Distributors)	6
914	Rio Tinto Ltd. (Metals & Mining)	55
7,479	Santos Ltd. (Oil, Gas & Consumable Fuels)(a)	35
12,339	Scentre Group (Equity Real Estate Investment Trusts)	20
923	SEEK Ltd. (Interactive Media & Services)	11

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
1,187	Sonic Healthcare Ltd. (Health Care Providers & Services)	$23
11,701	South32 Ltd. (Metals & Mining)	28
5,512	Stockland (Equity Real Estate Investment Trusts)	12
3,312	Suncorp Group Ltd. (Insurance)	21
10,531	Telstra Corp. Ltd. (Diversified Telecommunication Services)	26
3,178	The GPT Group (Equity Real Estate Investment Trusts)	8
5,667	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)(b)	15
6,949	Transurban Group (Transportation Infrastructure)	55
2,004	Treasury Wine Estates Ltd. (Beverages)	16
8,881	Vicinity Centres (Equity Real Estate Investment Trusts)(a)	10
528	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	9
2,750	Wesfarmers Ltd. (Multiline Retail)	75
8,782	Westpac Banking Corp. (Banks)	116
358	WiseTech Global Ltd. (Software)	12
3,686	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	75
928	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	19
3,057	Woolworths Group Ltd. (Food & Staples Retailing)	66
		2,326

	Austria — 0.04%
836	Erste Group Bank AG (Banks)(a)	18
383	OMV AG (Oil, Gas & Consumable Fuels)	14
160	Verbund AG (Electric Utilities)	14
246	Voestalpine AG (Metals & Mining)	4
		50

	Belgium — 0.85%
444	Ageas SA (Insurance)	16
21,961	Anheuser-Busch InBev N.V. (Beverages)	996
58	D'ieteren Group (Distributors)	8
67	Elia Group SA (Electric Utilities)(a)	8
217	Groupe Bruxelles Lambert SA (Diversified Financial Services)	15
634	KBC Group N.V. (Banks)	30
370	Proximus SADP (Diversified Telecommunication Services)	4
31	Sofina SA (Diversified Financial Services)	5
183	Solvay SA, Class - A (Chemicals)	14
321	UCB SA (Pharmaceuticals)	22
491	Umicore SA (Chemicals)(a)	14
360	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts)(a)	9
		1,141

	Bermuda — 0.08%
887	Arch Capital Group Ltd. (Insurance)(b)	40
373	Bunge Ltd. (Food Products)	31
98	Everest Re Group Ltd. (Insurance)	26
902	Invesco Ltd. (Capital Markets)	12
		109

	Canada — 3.21%
1,151	Agnico Eagle Mines Ltd. (Metals & Mining)	49
400	Air Canada (Airlines)(a)(b)	5

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
1,403	Algonquin Power & Utilities Corp. (Multi-Utilities)	$15
2,000	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	81
800	AltaGas Ltd. (Gas Utilities)	15
1,804	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	22
1,617	Bank of Montreal (Banks)	142
4,364	Barrick Gold Corp. (Metals & Mining)	68
200	BCE, Inc. (Diversified Telecommunication Services)	8
1,495	Blackberry Ltd. (Software)(b)	7
3,443	Brookfield Asset Management, Inc., Class - A (Capital Markets)	141
92	BRP, Inc. (Leisure Products)	6
800	CAE, Inc. (Aerospace & Defense)(b)	12
996	Cameco Corp. (Oil, Gas & Consumable Fuels)	26
200	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(a)	6
2,200	Canadian Imperial Bank of Commerce (Banks)	96
1,410	Canadian National Railway Co. (Road & Rail)	152
2,726	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	127
2,256	Canadian Pacific Railway Ltd. (Road & Rail)	151
143	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	15
300	Canadian Utilities Ltd., Class - A (Multi-Utilities)	8
3,493	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	54
500	CGI, Inc. (IT Services)(b)	38
49	Constellation Software, Inc. (Software)	68
700	Dollarama, Inc. (Multiline Retail)	40
600	Emera, Inc. (Electric Utilities)	24
400	Empire Co. Ltd. (Food & Staples Retailing)	10
4,900	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	182
19,977	First Quantum Minerals Ltd. (Metals & Mining)	338
100	FirstService Corp. (Real Estate Management & Development)	12
1,100	Fortis, Inc. (Electric Utilities)	42
494	Franco-Nevada Corp. (Metals & Mining)	59
200	George Weston Ltd. (Food & Staples Retailing)	21
500	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	14
600	Great-West Lifeco, Inc. (Insurance)	13
800	Hydro One Ltd. (Electric Utilities)(a)	20
300	iA Financial Corp., Inc. (Insurance)	15
200	IGM Financial, Inc. (Capital Markets)	5
537	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	23
419	Intact Financial Corp. (Insurance)	59
1,227	Ivanhoe Mines Ltd. (Metals & Mining)(b)	8
600	Keyera Corp. (Oil, Gas & Consumable Fuels)(a)	12
3,200	Kinross Gold Corp. (Metals & Mining)	12
300	Lightspeed Commerce, Inc. (Software)(b)	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
400	Loblaw Companies Ltd. (Food & Staples Retailing)	$32
301	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(b)	84
1,400	Lundin Mining Corp. (Metals & Mining)(a)	7
700	Magna International, Inc. (Auto Components)	33
4,700	Manulife Financial Corp. (Insurance)	74
600	Metro, Inc. (Food & Staples Retailing)	30
800	National Bank of Canada (Banks)	50
500	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	15
1,333	Nutrien Ltd. (Chemicals)	111
150	Nuvei Corp. (IT Services)(b)	4
200	Onex Corp. (Diversified Financial Services)	9
700	Open Text Corp. (Software)(a)	19
500	Pan American Silver Corp. (Metals & Mining)	8
400	Parkland Corp. (Oil, Gas & Consumable Fuels)(a)	9
1,400	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	43
1,350	Power Corp. of Canada (Insurance)	30
500	Quebecor, Inc., Class - B (Media)	9
700	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	37
300	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	4
300	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	19
900	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	35
3,385	Royal Bank of Canada (Banks)	304
691	Saputo, Inc. (Food Products)(a)	16
1,200	Shaw Communications, Inc., Class - B (Media)	29
2,750	Shopify, Inc. (IT Services)(b)	74
1,400	Sun Life Financial, Inc. (Insurance)	56
3,502	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	99
2,399	TC Energy Corp. (Oil, Gas & Consumable Fuels)	97
1,135	Teck Resources Ltd., Class - B (Metals & Mining)	35
1,000	TELUS Corp. (Diversified Telecommunication Services)	20
213	TFI International, Inc. (Road & Rail)	19
2,844	The Bank of Nova Scotia (Banks)	135
4,436	The Toronto-Dominion Bank (Banks)	272
400	Thomson Reuters Corp. (Professional Services)	41
100	TMX Group Ltd. (Capital Markets)	9
200	Toromont Industries Ltd. (Trading Companies & Distributors)	14
737	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	38
620	Waste Connections, Inc. (Commercial Services & Supplies)	84
136	West Fraser Timber Co. Ltd. (Paper & Forest Products)	10
1,100	Wheaton Precious Metals Corp. (Metals & Mining)	36

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
300	WSP Global, Inc. (Construction & Engineering)	$33
		4,309

	China — 0.01%
128	Futu Holdings Ltd., ADR (Capital Markets)(b)	5
3,000	SITC International Holdings Co. Ltd. (Marine)	5
		10

	Denmark — 0.74%
8	A.P. Moller - Maersk A/S, Class - A (Marine)	14
11	A.P. Moller - Maersk A/S, Class - B (Marine)	20
251	Carlsberg A/S, Class - B (Beverages)	29
263	Christian Hansen Holding A/S (Chemicals)(a)	13
302	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	31
1,609	Danske Bank A/S (Banks)	20
292	Demant A/S (Health Care Equipment & Supplies)(b)	7
432	DSV A/S (Road & Rail)	51
165	Genmab A/S (Biotechnology)(a)(b)	53
278	GN Store Nord A/S (Health Care Equipment & Supplies)	5
4,046	Novo Nordisk A/S, Class - B (Pharmaceuticals)	404
501	Novozymes A/S, B Shares (Chemicals)	25
3,049	Orsted A/S (Electric Utilities)(a)	243
245	Pandora A/S (Textiles, Apparel & Luxury Goods)	11
18	ROCKWOOL A/S, Class - B (Building Products)	3
810	Tryg A/S (Insurance)(a)	17
2,458	Vestas Wind Systems A/S (Electrical Equipment)	45
		991

	Finland — 0.63%
360	Elisa Oyj (Diversified Telecommunication Services)	16
1,122	Fortum Oyj (Electric Utilities)	15
684	Kesko Oyj, Class - B (Food & Staples Retailing)	13
864	Kone Oyj, Class - B (Machinery)	33
11,696	Neste Oyj (Oil, Gas & Consumable Fuels)	510
13,185	Nokia Oyj (Communications Equipment)	57
8,182	Nordea Bank Abp (Banks)	70
243	Orion Oyj, Class - B (Pharmaceuticals)	10
1,192	Sampo Oyj, Class - A (Insurance)	51
1,360	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	17
1,356	UPM-Kymmene Oyj (Paper & Forest Products)	43
1,231	Wartsila Oyj Abp (Machinery)	8
		843

	France — 2.31%
434	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	9
91	Aeroports de Paris (Transportation Infrastructure)(b)	11
1,269	Air Liquide SA (Chemicals)	145
826	Alstom SA (Machinery)	13

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
152	Amundi SA (Capital Markets)	$6
151	Arkema SA (Chemicals)	11
4,551	AXA SA (Insurance)	99
104	BioMerieux (Health Care Equipment & Supplies)	8
2,734	BNP Paribas SA (Banks)	115
566	Bouygues SA (Construction & Engineering)	15
727	Bureau Veritas SA (Professional Services)(a)	16
403	Capgemini SE (IT Services)	65
1,562	Carrefour SA (Food & Staples Retailing)(a)	22
1,612	Cie Generale des Etablissements Michelin SCA (Auto Components)	36
1,237	Compagnie de Saint-Gobain (Building Products)	44
115	Covivio (Equity Real Estate Investment Trusts)	6
2,961	Credit Agricole SA (Banks)	24
1,592	Danone SA (Food Products)	75
1,670	Dassault Systemes SE (Software)	58
640	Edenred (IT Services)	29
195	Eiffage SA (Construction & Engineering)(a)	16
1,408	Electricite de France SA (Electric Utilities)	16
4,644	Engie SA (Multi-Utilities)	53
706	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	96
78	Eurazeo SE (Diversified Financial Services)	4
116	Gecina SA (Equity Real Estate Investment Trusts)(a)	9
1,089	Getlink SE (Transportation Infrastructure)	17
77	Hermes International (Textiles, Apparel & Luxury Goods)	91
89	Ipsen SA (Pharmaceuticals)	8
184	Kering SA (Textiles, Apparel & Luxury Goods)	82
568	Klepierre SA (Equity Real Estate Investment Trusts)	10
256	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	8
606	Legrand SA (Electrical Equipment)	39
583	L'Oreal SA (Personal Products)	186
677	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	399
4,724	Orange SA (Diversified Telecommunication Services)(a)	43
508	Pernod Ricard SA (Beverages)	93
528	Publicis Groupe SA (Media)	25
49	Remy Cointreau SA (Beverages)	8
440	Renault SA (Automobiles)(b)	12
854	Safran SA (Aerospace & Defense)	78
2,789	Sanofi (Pharmaceuticals)	212
70	Sartorius Stedim Biotech (Life Sciences Tools & Services)	21
1,313	Schneider Electric SE (Electrical Equipment)(a)	148
55	SEB SA (Household Durables)	3
2,059	Societe Generale SA (Banks)	41
224	Sodexo SA (Hotels, Restaurants & Leisure)	17
149	Teleperformance (Professional Services)	38
270	Thales SA (Aerospace & Defense)	30
6,009	TotalEnergies SE (Oil, Gas & Consumable Fuels)	282
225	UbiSoft Entertainment SA (Entertainment)(b)	6

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
305	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(b)	$13
595	Valeo (Auto Components)	9
1,599	Veolia Environnement SA (Multi-Utilities)	31
1,264	Vinci SA (Construction & Engineering)	102
1,744	Vivendi SE (Entertainment)	14
71	Wendel SE (Diversified Financial Services)	5
558	Worldline SA (IT Services)(b)	22
		3,094

	Germany — 1.85%
410	adidas AG (Textiles, Apparel & Luxury Goods)	47
980	Allianz SE (Insurance)	154
2,457	Aroundtown SA (Real Estate Management & Development)(a)	5
2,237	BASF SE (Chemicals)	86
2,390	Bayer AG, Registered Shares (Pharmaceuticals)	110
809	Bayerische Motoren Werke AG (Automobiles)	55
177	Bechtle AG (IT Services)	6
255	Beiersdorf AG (Personal Products)	25
400	Brenntag AG (Trading Companies & Distributors)	24
99	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	10
2,817	Commerzbank AG (Banks)(b)	20
279	Continental AG (Auto Components)	12
494	Covestro AG (Chemicals)	14
1,041	Daimler Truck Holding AG (Machinery)(b)	24
405	Delivery Hero SE (Internet & Direct Marketing Retail)(b)	15
4,983	Deutsche Bank AG, Registered Shares (Capital Markets)	37
464	Deutsche Boerse AG (Capital Markets)	76
1,458	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)(b)	8
16,240	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	488
7,840	Deutsche Telekom AG (Diversified Telecommunication Services)(a)	133
5,467	E.ON SE (Multi-Utilities)	42
515	Evonik Industries AG (Chemicals)	9
500	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	14
1,062	Fresenius SE & Co. KGaA (Health Care Providers & Services)	23
419	GEA Group AG (Machinery)	14
153	Hannover Rueck SE (Insurance)	23
370	HeidelbergCement AG (Construction Materials)	15
423	HelloFresh SE (Food & Staples Retailing)(b)	9
263	Henkel AG & Co. KGAA (Household Products)	15
3,171	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(a)	69
195	KION Group AG (Machinery)(a)	4
186	Knorr-Bremse AG (Machinery)	8
193	LEG Immobilien AG (Real Estate Management & Development)	12
1,903	Mercedes-Benz Group AG (Automobiles)(a)	96
314	Merck KGaA (Pharmaceuticals)	51

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
130	MTU Aero Engines AG (Aerospace & Defense)	$19
339	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	82
126	Nemetschek SE (Software)	6
239	Puma SE (Textiles, Apparel & Luxury Goods)(a)	11
11	Rational AG (Machinery)	5
105	Rheinmetall AG (Industrial Conglomerates)	16
1,593	RWE AG (Multi-Utilities)	59
2,550	SAP SE (Software)	207
221	Scout24 AG (Interactive Media & Services)	11
1,868	Siemens AG, Registered Shares (Industrial Conglomerates)	183
975	Siemens Energy AG (Electrical Equipment)	11
674	Siemens Healthineers AG (Health Care Equipment & Supplies)	29
326	Symrise AG (Chemicals)(a)	32
3,222	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	7
228	Uniper SE (Independent Power and Renewable Electricity Producers)	1
258	United Internet AG (Diversified Telecommunication Services)(a)	5
1,772	Vonovia SE (Real Estate Management & Development)	38
543	Zalando SE (Internet & Direct Marketing Retail)(b)	11
		2,486

	Hong Kong — 1.13%
107,347	AIA Group Ltd. (Insurance)	893
9,500	BOC Hong Kong Holdings Ltd. (Banks)	32
4,200	Budweiser Brewing Co. APAC Ltd. (Beverages)	11
4,800	Chow Tai Fook Jewellery Group Ltd. (Specialty Retail)	9
5,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	30
6,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	33
1,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	8
4,000	CLP Holdings Ltd. (Electric Utilities)	30
4,200	ESR Cayman Ltd. (Real Estate Management & Development)	11
5,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	29
5,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	8
2,000	Hang Seng Bank Ltd. (Banks)	30
4,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	11
6,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	5
10,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(a)	12
28,665	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	25
2,949	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	101

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
2,400	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	$11
4,000	MTR Corp. Ltd. (Road & Rail)	18
4,000	New World Development Co. Ltd. (Real Estate Management & Development)	11
3,500	Power Assets Holdings Ltd. (Electric Utilities)	18
6,000	Sands China Ltd. (Hotels, Restaurants & Leisure)(b)	15
8,000	Sino Land Co. Ltd. (Real Estate Management & Development)	11
3,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	39
1,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	7
3,000	Swire Properties Ltd. (Real Estate Management & Development)	6
3,500	Techtronic Industries Co. Ltd. (Machinery)	33
5,023	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	35
18,450	WH Group Ltd. (Food Products)	12
4,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	18
4,000	Xinyi Glass Holdings Ltd. (Building Products)	6
		1,518

	Ireland (Republic of) — 0.93%
322	AerCap Holdings N.V. (Trading Companies & Distributors)(b)	14
234	Allegion PLC (Building Products)	21
1,896	CRH PLC (Construction Materials)(a)	61
235	DCC PLC (Industrial Conglomerates)(a)	12
971	Eaton Corp. PLC (Electrical Equipment)	129
2,241	Experian PLC (Professional Services)	66
417	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(b)	46
540	Horizon Therapeutics PLC (Pharmaceuticals)(b)	33
1,037	James Hardie Industries PLC (Construction Materials)	20
5,281	Kerry Group PLC, Class - A (Food Products)(a)	472
384	Kingspan Group PLC (Building Products)	17
3,258	Medtronic PLC (Health Care Equipment & Supplies)	264
406	Pentair PLC (Machinery)	16
480	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	26
540	Smurfit Kappa Group PLC (Containers & Packaging)(a)	15
243	STERIS PLC (Health Care Equipment & Supplies)	40
		1,252

	Isle of Man — 0.01%
1,361	Entain PLC (Hotels, Restaurants & Leisure)	16

	Israel — 0.19%
101	Azrieli Group Ltd. (Real Estate Management & Development)	7
3,082	Bank Hapoalim BM (Banks)	26
3,920	Bank Leumi Le (Banks)	33

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel (continued)
4,851	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	$8
265	Check Point Software Technologies Ltd. (Software)(b)	30
88	CyberArk Software Ltd. (Software)(b)	13
60	Elbit Systems Ltd. (Aerospace & Defense)	11
1,724	ICL Group Ltd. (Chemicals)	14
1	Isracard Ltd. (Consumer Finance)	—
3,213	Israel Discount Bank Ltd., Class - A (Banks)	16
304	Mizrahi Tefahot Bank Ltd. (Banks)	11
155	Nice Ltd. (Software)(b)	29
142	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(b)	33
268	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(b)	12
136	Wix.com Ltd. (IT Services)(b)	11
201	ZIM Integrated Shipping Services Ltd. (Marine)	5
		259

	Italy — 0.42%
266	Amplifon SpA (Health Care Providers & Services)	7
2,629	Assicurazioni Generali SpA (Insurance)	36
1,251	Atlantia SpA (Transportation Infrastructure)	28
1,427	Davide Campari-Milano N.V. (Beverages)	13
54	DiaSorin SpA (Health Care Equipment & Supplies)	6
19,818	Enel SpA (Electric Utilities)(a)	82
6,167	Eni SpA (Oil, Gas & Consumable Fuels)	66
320	Ferrari N.V. (Automobiles)	59
1,425	FinecoBank Banca Fineco SpA (Banks)	18
1,050	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(a)	9
39,570	Intesa Sanpaolo SpA (Banks)(a)	65
1,412	Mediobanca Banca di Credito Finanziario SpA (Banks)	11
450	Moncler SpA (Textiles, Apparel & Luxury Goods)	18
1,124	Nexi SpA (IT Services)(b)	9
1,363	Poste Italiane SpA (Insurance)	10
676	Prusmian SpA (Electrical Equipment)	19
257	Recordati SpA (Pharmaceuticals)	9
4,051	Snam SpA (Gas Utilities)	16
25,056	Telecom Italia SpA (Diversified Telecommunication Services)(b)	5
3,462	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	21
5,375	Unicredit SpA (Banks)	54
		561

	Japan — 5.32%
500	Advantest Corp. (Semiconductors & Semiconductor Equipment)(a)	23
1,600	Aeon Co. Ltd. (Food & Staples Retailing)	30
500	AGC, Inc. (Building Products)	16
1,100	Ajinomoto Co., Inc. (Food Products)	30
300	ANA Holdings, Inc. (Airlines)(a)(b)	6
1,100	Asahi Group Holdings Ltd. (Beverages)(a)	34
500	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	8
3,200	Asahi Kasei Corp. (Chemicals)	21
4,500	Astellas Pharma, Inc. (Pharmaceuticals)	60

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
300	Azbil Corp. (Electronic Equipment, Instruments & Components)	$8
1,300	Bridgestone Corp. (Auto Components)	42
500	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	9
2,400	Canon, Inc. (Technology Hardware, Storage & Peripherals)	52
400	Capcom Co. Ltd. (Entertainment)	10
300	Central Japan Railway Co. (Road & Rail)	35
1,600	Chubu Electric Power Co., Inc. (Electric Utilities)	14
1,600	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	40
2,800	Concordia Financial Group Ltd. (Banks)	9
1,100	CyberAgent, Inc. (Media)	9
600	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	12
200	Daifuku Co. Ltd. (Machinery)	9
2,500	Dai-ichi Life Holdings, Inc. (Insurance)	40
4,200	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	117
600	Daikin Industries Ltd. (Building Products)	92
200	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	19
1,300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	26
5	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	10
3,800	Daiwa Securities Group, Inc. (Capital Markets)	15
1,100	Denso Corp. (Auto Components)	50
500	Dentsu Group, Inc. (Media)	14
100	Disco Corp. (Semiconductors & Semiconductor Equipment)	22
700	East Japan Railway Co. (Road & Rail)	36
600	Eisai Co. Ltd. (Pharmaceuticals)	32
7,800	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	25
500	FANUC Corp. (Machinery)	70
100	Fast Retailing Co. Ltd. (Specialty Retail)	53
300	Fuji Electric Co. Ltd. (Electrical Equipment)	11
900	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	41
500	Fujitsu Ltd. (IT Services)(a)	55
1	GLP J-REIT (Equity Real Estate Investment Trusts)	1
100	GMO Payment Gateway, Inc. (IT Services)	7
600	Hakuhodo DY Holdings, Inc. (Media)	4
200	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	9
600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	18
100	Hikari Tsushin, Inc. (Specialty Retail)	12
100	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	13
300	Hitachi Construction Machinery Co. Ltd. (Machinery)	6
2,400	Hitachi Ltd. (Industrial Conglomerates)	102
500	Hitachi Metals Ltd. (Metals & Mining)(b)	8
4,000	Honda Motor Co. Ltd. (Automobiles)	87
200	Hoshizaki Corp. (Machinery)	6
900	HOYA Corp. (Health Care Equipment & Supplies)	87

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
800	Hulic Co. Ltd. (Real Estate Management & Development)(a)	$6
300	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	8
500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	11
2,500	Inpex Corp. (Oil, Gas & Consumable Fuels)	23
1,500	Isuzu Motors Ltd. (Automobiles)	17
100	ITO EN Ltd. (Beverages)	4
2,900	ITOCHU Corp. (Trading Companies & Distributors)	70
200	Itochu Techno-Solutions Corp. (IT Services)	5
1,300	Japan Exchange Group, Inc. (Capital Markets)	18
6,100	Japan Post Holdings Co. Ltd. (Insurance)(a)	40
500	Japan Post Insurance Co. Ltd. (Insurance)(a)	7
3	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	12
18	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	14
1,400	JFE Holdings, Inc. (Metals & Mining)	13
500	JSR Corp. (Chemicals)	9
1,100	Kajima Corp. (Construction & Engineering)	10
300	Kakaku.com, Inc. (Interactive Media & Services)	5
1,100	Kao Corp. (Personal Products)	45
3,900	KDDI Corp. (Wireless Telecommunication Services)	114
300	Keio Corp. (Road & Rail)	11
300	Keisei Electric Railway Co. Ltd. (Road & Rail)	8
500	Keyence Corp. (Electronic Equipment, Instruments & Components)	165
400	Kikkoman Corp. (Food Products)	23
400	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	13
2,100	Kirin Holdings Co. Ltd. (Beverages)	32
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	6
300	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	7
2,100	Komatsu Ltd. (Machinery)	38
200	Konami Group Corp. (Entertainment)	9
100	Kose Corp. (Personal Products)	10
2,600	Kubota Corp. (Machinery)	36
200	Kurita Water Industries Ltd. (Machinery)	7
800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	40
700	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	16
700	Lixil Corp. (Building Products)	10
1,100	M3, Inc. (Health Care Technology)	31
500	Makita Corp. (Machinery)	10
3,900	Marubeni Corp. (Trading Companies & Distributors)	34
1,500	Mazda Motor Corp. (Automobiles)	10
200	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	7
300	MEIJI Holdings Co. Ltd. (Food Products)	13
900	MINEBEA MITSUMI, Inc. (Machinery)	13
8,649	MISUMI Group, Inc. (Machinery)	186
3,200	Mitsubishi Chemical Group Corp. (Chemicals)	15
3,000	Mitsubishi Corp. (Trading Companies & Distributors)	82

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
4,400	Mitsubishi Electric Corp. (Electrical Equipment)	$40
3,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	40
800	Mitsubishi Heavy Industries Ltd. (Machinery)	27
29,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	135
3,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	68
400	Mitsui Chemicals, Inc. (Chemicals)	8
2,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	44
900	Mitsui O.S.K. Lines Ltd. (Marine)	16
5,840	Mizuho Financial Group, Inc. (Banks)	63
600	MonotaRO Co. Ltd. (Trading Companies & Distributors)	9
1,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	29
1,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	64
600	NEC Corp. (Technology Hardware, Storage & Peripherals)	19
1,400	Nexon Co. Ltd. (Entertainment)	25
600	NGK Insulators Ltd. (Machinery)	7
8,150	Nidec Corp. (Electrical Equipment)	458
800	Nihon M&A Center Holdings, Inc. (Professional Services)	9
3,000	Nintendo Co. Ltd. (Entertainment)	121
4	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	18
200	NIPPON EXPRESS HOLDINGS, INC. (Road & Rail)	10
2,100	Nippon Paint Holdings Co. Ltd. (Chemicals)(a)	14
5	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(a)	11
200	Nippon Sanso Holdings Corp. (Chemicals)	3
100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	5
2,000	Nippon Steel Corp. (Metals & Mining)(a)	28
2,700	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	73
1,200	Nippon Yusen KK (Marine)	20
300	Nissan Chemical Corp. (Chemicals)	13
500	Nisshin Seifun Group, Inc. (Food Products)	5
200	Nissin Foods Holdings Co. Ltd. (Food Products)(a)	14
200	Nitori Holdings Co. Ltd. (Specialty Retail)	17
300	Nitto Denko Corp. (Chemicals)	16
7,500	Nomura Holdings, Inc. (Capital Markets)	25
400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	9
11	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	12
800	Nomura Research Institute Ltd. (IT Services)	20
1,600	NTT Data Corp. (IT Services)	21
1,500	Obayashi Corp. (Construction & Engineering)	10
200	Obic Co. Ltd. (IT Services)	27

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
700	Odakyu Electric Railway Co. Ltd. (Road & Rail)	$9
2,400	Oji Paper Co. Ltd. (Paper & Forest Products)	9
3,000	Olympus Corp. (Health Care Equipment & Supplies)	58
500	OMRON Corp. (Electronic Equipment, Instruments & Components)	23
900	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	21
200	Open House Group Co. Ltd. (Household Durables)(a)	7
100	Oracle Corp. (Software)	5
500	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	68
2,700	ORIX Corp. (Diversified Financial Services)	38
1,000	Osaka Gas Co. Ltd. (Gas Utilities)	15
300	OTSUKA Corp. (IT Services)	9
1,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	32
1,100	Pan Pacific International Holdings Corp. (Multiline Retail)	19
5,600	Panasonic Holdings Corp. (Household Durables)	39
500	Persol Holdings Co. Ltd. (Professional Services)(a)	9
2,200	Rakuten Group, Inc. (Internet & Direct Marketing Retail)	9
3,400	Recruit Holdings Co. Ltd. (Professional Services)	98
2,700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	23
5,200	Resona Holdings, Inc. (Banks)	19
1,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	12
200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	13
600	SBI Holdings, Inc. (Capital Markets)	11
300	SCSK Corp. (IT Services)	5
500	Secom Co. Ltd. (Commercial Services & Supplies)	29
600	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	8
1,000	Sekisui Chemical Co. Ltd. (Household Durables)	12
1,600	Sekisui House Ltd. (Household Durables)	27
1,800	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	72
800	SG Holdings Co. Ltd. (Air Freight & Logistics)	11
500	Sharp Corp. (Household Durables)(a)	3
500	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	13
200	Shimano, Inc. (Leisure Products)	31
1,400	Shimizu Corp. (Construction & Engineering)	7
900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	89
600	Shionogi & Co. Ltd. (Pharmaceuticals)	29
1,000	Shiseido Co. Ltd. (Personal Products)	35
200	SMC Corp. (Machinery)	81
6,900	Softbank Corp. (Wireless Telecommunication Services)	69
2,900	SoftBank Group Corp. (Wireless Telecommunication Services)	98
800	Sompo Holdings, Inc. (Insurance)	32

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3,100	Sony Group Corp. (Household Durables)	$200
200	Square Enix Holdings Co. Ltd. (Entertainment)	9
800	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(a)	9
3,600	Sumitomo Chemical Co. Ltd. (Chemicals)	12
2,700	Sumitomo Corp. (Trading Companies & Distributors)	33
1,900	Sumitomo Electric Industries Ltd. (Auto Components)	19
600	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	17
3,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	89
800	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	23
700	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	16
300	Suntory Beverage & Food Ltd. (Beverages)	11
400	Sysmex Corp. (Health Care Equipment & Supplies)	21
1,300	T&D Holdings, Inc. (Insurance)	12
500	Taisei Corp. (Construction & Engineering)	14
3,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	99
900	TDK Corp. (Electronic Equipment, Instruments & Components)	28
1,600	Terumo Corp. (Health Care Equipment & Supplies)	45
1,200	The Chiba Bank Ltd. (Banks)	6
1,800	The Kansai Electric Power Co., Inc. (Electric Utilities)	15
1,000	The Shizuoka Bank Ltd. (Banks)	6
500	TIS, Inc. (IT Services)	13
500	Tobu Railway Co. Ltd. (Road & Rail)	12
300	Toho Co. Ltd. (Entertainment)	11
4,500	Tokio Marine Holdings, Inc. (Insurance)	80
400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	99
1,000	Tokyo Gas Co. Ltd. (Gas Utilities)	17
1,300	Tokyu Corp. (Road & Rail)	15
600	TOPPAN, Inc. (Commercial Services & Supplies)	9
3,400	Toray Industries, Inc. (Chemicals)	17
1,000	Toshiba Corp. (Industrial Conglomerates)	36
600	Tosoh Corp. (Chemicals)	7
300	TOTO Ltd. (Building Products)	10
300	Toyota Industries Corp. (Auto Components)	14
25,600	Toyota Motor Corp. (Automobiles)	336
500	Toyota Tsusho Corp. (Trading Companies & Distributors)	15
300	Trend Micro, Inc. (Software)	16
1,000	Unicharm Corp. (Household Products)	33
500	USS Co. Ltd. (Specialty Retail)	8
200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	4
500	West Japan Railway Co. (Road & Rail)(a)	19
300	Yakult Honsha Co. Ltd. (Food Products)	17
300	Yamaha Corp. (Leisure Products)	11
800	Yamaha Motor Co. Ltd. (Automobiles)	15
800	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	12
600	Yaskawa Electric Corp. (Machinery)	17

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
600	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	$9
6,700	Z Holdings Corp. (Interactive Media & Services)	18
300	ZOZO, Inc. (Internet & Direct Marketing Retail)(a)	6
		7,138

	Jersey — 0.12%
24,155	Glencore PLC (Metals & Mining)(a)	126
218	Novocure Ltd. (Health Care Equipment & Supplies)(b)	17
2,653	WPP PLC (Media)	22
		165

	Liberia — 0.02%
579	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(b)	22

	Luxembourg — 0.04%
1,143	ArcelorMittal SA (Metals & Mining)	22
330	Eurofins Scientific SE (Life Sciences Tools & Services)	20
1,138	Tenaris SA (Energy Equipment & Services)	15
		57

	Netherlands — 1.32%
1,034	ABN AMRO Bank N.V. (Banks)	9
223	Adyen N.V. (IT Services)(a)(b)	277
4,651	AEGON N.V. (Insurance)	18
1,431	Airbus SE (Aerospace & Defense)	123
461	Akzo Nobel N.V. (Chemicals)	26
134	Argenx SE (Biotechnology)(b)	48
110	ASM International N.V. (Semiconductors & Semiconductor Equipment)	25
977	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(a)	404
2,515	CNH Industrial N.V. (Machinery)	28
214	Euronext N.V. (Capital Markets)	14
274	EXOR NV (Diversified Financial Services)(b)	18
129	Heineken Holding N.V. (Beverages)	9
659	Heineken N.V. (Beverages)	58
131	IMCD NV (Trading Companies & Distributors)(a)	16
9,432	ING Groep N.V. (Banks)	81
175	JDE Peet's N.V. (Food Products)	5
431	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(b)	7
2,558	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	65
426	Koninklijke DSM N.V. (Chemicals)	48
6,568	Koninklijke KPN N.V. (Diversified Telecommunication Services)	18
680	LyondellBasell Industries N.V., Class - A (Chemicals)	51
696	NN Group N.V. (Insurance)	27
619	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	91
248	OCI N.V. (Chemicals)(a)	9
2,082	Prosus N.V. (Internet & Direct Marketing Retail)(a)	108
568	QIAGEN N.V. (Life Sciences Tools & Services)(b)	24
276	Randstad N.V. (Professional Services)	12

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
1,666	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	$52
1,744	Universal Music Group N.V. (Entertainment)	33
654	Wolters Kluwer N.V. (Professional Services)	64
		1,768

	New Zealand — 0.05%
2,680	Auckland International Airport Ltd. (Transportation Infrastructure)(b)	11
1,455	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	15
1,764	Mercury NZ Ltd. (Electric Utilities)	6
2,860	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	8
5,100	Spark New Zealand Ltd. (Diversified Telecommunication Services)	14
332	Xero Ltd. (Software)(b)	15
		69

	Norway — 0.94%
571	Adevinta ASA (Interactive Media & Services)(b)	3
763	Aker BP ASA (Oil, Gas & Consumable Fuels)	22
2,403	DNB Bank ASA (Banks)	38
33,166	Equinor ASA (Oil, Gas & Consumable Fuels)	1,094
485	Gjensidige Forsikring ASA (Insurance)	8
217	Kongsberg Gruppen ASA (Aerospace & Defense)	7
1,094	Mowi ASA (Food Products)(a)	14
3,388	Norsk Hydro ASA (Metals & Mining)	18
1,866	Orkla ASA (Food Products)	14
134	Salmar ASA (Food Products)	5
1,828	Telenor ASA (Diversified Telecommunication Services)	17
438	Yara International ASA (Chemicals)	15
		1,255

	Portugal — 0.04%
6,973	EDP - Energias de Portugal SA (Electric Utilities)	30
1,241	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(a)	12
752	Jeronimo Martins SGPS, SA (Food & Staples Retailing)(a)	14
		56

	Singapore — 0.31%
8,441	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	16
12,356	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	16
6,700	Capitaland Investment, Ltd. (Real Estate Management & Development)	16
1,000	City Developments Ltd. (Real Estate Management & Development)	5
4,361	DBS Group Holdings Ltd. (Banks)	102
15,700	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	9
3,553	Grab Holdings Ltd. (Road & Rail)(b)	9
4,100	Keppel Corp. Ltd. (Industrial Conglomerates)	20
5,600	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
6,014	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	$6
8,090	Oversea-Chinese Banking Corp. Ltd. (Banks)	66
2,700	Singapore Airlines Ltd. (Airlines)(b)	10
2,000	Singapore Exchange Ltd. (Capital Markets)	13
2,100	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	5
20,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	38
3,100	United Overseas Bank Ltd. (Banks)	56
1,000	United Overseas Land Group Ltd. (Real Estate Management & Development)	5
700	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	8
5,000	Wilmar International Ltd. (Food Products)	13
		420

	Spain — 0.53%
54	Acciona SA (Electric Utilities)	9
350	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	8
171	Aena SME SA (Transportation Infrastructure)(b)	18
1,097	Amadeus IT Group SA (IT Services)(b)	51
16,116	Banco Bilbao Vizcaya Argentaria SA (Banks)	72
42,146	Banco Santander SA (Banks)(a)	98
11,788	CaixaBank SA (Banks)	38
1,388	Cellnex Telecom SA (Diversified Telecommunication Services)	43
703	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	14
585	Enagas SA (Gas Utilities)(a)	9
802	Endesa SA (Electric Utilities)	12
1,187	Ferrovial SA (Construction & Engineering)	27
756	Grifols SA (Biotechnology)(b)	7
14,068	Iberdrola SA (Electric Utilities)	132
2,635	Industria de Diseno Textil SA (Specialty Retail)	54
491	Naturgy Energy Group SA (Gas Utilities)	11
1,081	Red Electrica Corp. SA (Electric Utilities)	17
3,642	Repsol SA (Oil, Gas & Consumable Fuels)	42
597	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)(b)	10
11,840	Telefonica SA (Diversified Telecommunication Services)	39
		711

	Sweden — 0.67%
779	Alfa Laval AB (Machinery)	19
—	Alleima AB (Metals & Mining)(b)	—
2,440	Assa Abloy AB, B Shares (Building Products)	46
6,496	Atlas Copco AB, Class - A (Machinery)(b)	60
3,956	Atlas Copco AB, Class - B (Machinery)	33
666	Boliden AB (Metals & Mining)	21
623	Electrolux AB, Class - B (Household Durables)	6
1,497	Embracer Group AB (Entertainment)(b)	9
1,637	Epiroc AB, Class - A (Machinery)	23
1,066	Epiroc AB, Class - B (Machinery)	13
721	Equities AB (Capital Markets)	14

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
1,541	Essity AB, Class - B (Household Products)	$30
446	Evolution AB (Hotels, Restaurants & Leisure)	35
1,608	Fastighets AB Balder, B Shares (Real Estate Management & Development)(b)	6
571	Getinge AB, B Shares (Health Care Equipment & Supplies)	10
1,788	H & M Hennes & Mauritz AB, B Shares (Specialty Retail)	17
4,396	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	41
172	Holmen AB, B Shares (Paper & Forest Products)	7
854	Husqvarna AB, B Shares (Machinery)	5
282	Industrivarden AB, A Shares (Diversified Financial Services)(a)	6
451	Industrivarden AB, Class - C (Diversified Financial Services)	9
508	Indutrade AB (Trading Companies & Distributors)	8
321	Investment AB Latour, Class - B (Industrial Conglomerates)	5
978	Investor AB, Class - A (Diversified Financial Services)	15
4,536	Investor AB, Class - B (Diversified Financial Services)	67
569	Kinnevik AB, Class - B (Diversified Financial Services)(b)	7
169	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	6
580	Lifco AB, Class - B (Industrial Conglomerates)	8
4,054	Nibe Industrier AB, Class - B (Building Products)	36
352	Sagax AB, Class - B (Real Estate Management & Development)	6
2,611	Sandvik AB (Machinery)	36
856	Securitas AB, Class - B (Commercial Services & Supplies)	6
4,127	Skandinaviska Enskilda Banken AB, Class - A (Banks)	39
933	Skanska AB, B Shares (Construction & Engineering)	12
888	SKF AB, B Shares (Machinery)	12
1,426	Svenska Cellulosa AB SCA, Class - B (Paper & Forest Products)	18
3,569	Svenska Handelsbanken AB, A Shares (Banks)	29
2,295	Swedbank AB, A Shares (Banks)	30
409	Swedish Orphan Biovitrum AB (Biotechnology)(b)	8
1,442	Tele2 AB, B Shares (Wireless Telecommunication Services)	12
7,063	Telefonaktiebolaget LM Ericsson, Class - B (Communications Equipment)	41
6,801	Telia Co. AB (Diversified Telecommunication Services)(a)	20
3,442	Volvo AB, B Shares (Machinery)	49
648	Volvo AB, Class - A (Machinery)	10
1,383	Volvo Car AB, Class - B (Automobiles)(b)	6
		896

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland — 3.63%
3,880	ABB Ltd., Registered Shares (Electrical Equipment)	$100
371	Adecco Group AG (Professional Services)(a)	10
1,226	Alcon, Inc. (Health Care Equipment & Supplies)	71
75	Bachem Holding AG, Registered Shares (Life Sciences Tools & Services)	5
117	Baloise Holding AG, Registered Shares (Insurance)	15
8	Barry Callebaut AG, Registered Shares (Food Products)(a)	15
4	Chocoladefabriken Lindt & Spruengli AG (Food Products)	39
1,029	Chubb Ltd. (Insurance)	187
1,267	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	120
541	Clariant AG, Registered Shares (Chemicals)	9
520	Coca-Cola HBC AG (Beverages)	11
6,878	Credit Suisse Group AG, Registered Shares (Capital Markets)	27
14	EMS-Chemie Holding AG (Chemicals)	9
361	Garmin Ltd. (Household Durables)	29
90	Geberit AG, Registered Shares (Building Products)	39
22	Givaudan SA, Registered Shares (Chemicals)	66
1,325	Holcim Ltd., Registered Shares (Construction Materials)(a)	54
559	Julius Baer Group Ltd. (Capital Markets)	24
137	Kuehne & Nagel International AG, Registered Shares (Marine)	28
392	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	18
181	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(a)	88
6,858	Nestle SA, Registered Shares (Food Products)	742
5,259	Novartis AG, Registered Shares (Pharmaceuticals)	401
53	Partners Group Holding AG (Capital Markets)	43
6,005	Roche Holding AG (Pharmaceuticals)	1,955
75	Roche Holding AG (Pharmaceuticals)	29
102	Schindler Holding AG (Machinery)	16
50	Schindler Holding AG, Registered Shares (Machinery)	8
15	SGS SA, Registered Shares (Professional Services)(a)	32
717	SIG Group AG (Containers & Packaging)(a)	15
345	Sika AG, Registered Shares (Chemicals)(a)	69
139	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)	31
260	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	24
77	Swiss Life Holding AG (Insurance)	34
190	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	15
749	Swiss Re AG (Insurance)	55

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
66	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	$31
800	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	88
164	Temenos AG, Registered Shares (Software)	11
108	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	5
67	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	15
8,627	UBS Group AG (Capital Markets)	125
65	VAT Group AG (Machinery)(a)	13
366	Zurich Financial Services AG (Insurance)	146
		4,867

	Taiwan — 0.48%
9,334	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	640

	United Arab Emirates — 0.00%
339	NMC Health PLC (Health Care Providers & Services)(b)(c)	—

	United Kingdom — 4.57%
2,438	3i Group PLC (Capital Markets)	29
5,849	abrdn PLC (Diversified Financial Services)	9
496	Admiral Group PLC (Insurance)	11
3,739	Amcor PLC (Containers & Packaging)	40
3,061	Anglo American PLC (Metals & Mining)	92
961	Antofagasta PLC (Metals & Mining)	12
517	Aon PLC, Class - A (Insurance)	138
651	Aptiv PLC (Auto Components)(b)	51
1,093	Ashtead Group PLC (Trading Companies & Distributors)	49
902	Associated British Foods PLC (Food Products)	13
3,767	AstraZeneca PLC (Pharmaceuticals)(a)	413
2,623	Auto Trader Group PLC (Interactive Media & Services)(a)	15
258	Aveva Group PLC (Software)	9
6,745	Aviva PLC (Insurance)	29
7,610	BAE Systems PLC (Aerospace & Defense)	67
40,207	Barclays PLC (Banks)(a)	64
2,421	Barratt Developments PLC (Household Durables)(a)	9
314	Berkeley Group Holdings PLC (Household Durables)	11
46,981	BP PLC (Oil, Gas & Consumable Fuels)	224
2,489	British Land Co. PLC (Equity Real Estate Investment Trusts)	10
17,011	BT Group PLC (Diversified Telecommunication Services)	23
886	Bunzl PLC (Trading Companies & Distributors)	27
1,017	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(a)	20
861	Clarivate PLC (Professional Services)(b)	8
530	Coca-Cola Europacific Partners PLC (Beverages)	23
4,480	Compass Group PLC (Hotels, Restaurants & Leisure)	89
4,236	Croda International PLC (Chemicals) (a)	303
5,525	Diageo PLC (Beverages)	233

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
486	Ferguson PLC (Trading Companies & Distributors)	$50
9,783	GSK PLC (Pharmaceuticals)	141
—	Haleon PLC (Personal Products)(b)	—
950	Halma PLC (Electronic Equipment, Instruments & Components)	21
823	Hargreaves Lansdown PLC (Capital Markets)	8
496	Hikma Pharmaceuticals PLC (Pharmaceuticals)(a)	7
49,252	HSBC Holdings PLC (Banks)	255
3,731	Informa PLC (Media)	21
8,828	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	425
405	Intertek Group PLC (Professional Services)	17
4,095	J Sainsbury PLC (Food & Staples Retailing)	8
6,250	JD Sports Fashion PLC (Specialty Retail)	7
474	Johnson Matthey PLC (Chemicals)	10
5,168	Kingfisher PLC (Specialty Retail)	13
1,659	Land Securities Group PLC (Equity Real Estate Investment Trusts)	10
194,459	Legal & General Group PLC (Insurance)	463
439	Liberty Global PLC, Class - A (Media)(b)	7
718	Liberty Global PLC, Class - C (Diversified Telecommunication Services)(b)	12
1,206	Linde PLC (Chemicals)	325
174,705	Lloyds Banking Group PLC (Banks)	79
793	London Stock Exchange Group PLC (Capital Markets)(a)	67
6,041	M&G PLC (Diversified Financial Services)	11
10,478	Melrose Industries PLC (Industrial Conglomerates)	12
1,214	Mondi PLC (Paper & Forest Products)	19
8,973	National Grid PLC (Multi-Utilities)	92
13,116	NatWest Group PLC (Banks)(a)	33
350	Next PLC (Multiline Retail)	19
1,147	Ocado Group PLC (Food & Staples Retailing)(a)(b)	6
1,722	Pearson PLC (Media)	16
795	Persimmon PLC (Household Durables)	11
1,175	Phoenix Group Holdings PLC (Insurance)	7
6,528	Prudential PLC (Insurance)	64
1,729	RecKitt Benckiser Group PLC (Household Products)	115
4,686	RELX PLC (Professional Services)	114
4,625	Rentokil Initial PLC (Commercial Services & Supplies)	25
2,735	Rio Tinto PLC (Metals & Mining)	148
20,995	Rolls-Royce Holdings PLC (Aerospace & Defense)(b)	16
1,911	Schroders PLC (Capital Markets)	8
3,088	Segro PLC (Equity Real Estate Investment Trusts)	26
377	Sensata Technologies Holding PLC (Electrical Equipment)	14
626	Severn Trent PLC (Water Utilities)(a)	16
18,078	Shell PLC (Oil, Gas & Consumable Fuels)	447
2,223	Smith & Nephew PLC (Health Care Equipment & Supplies)	26
939	Smiths Group PLC (Industrial Conglomerates)	16
184	Spirax-Sarco Engineering PLC (Machinery)	21
2,541	SSE PLC (Electric Utilities)	43
21,298	St. James Place PLC (Capital Markets)	242

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
5,927	Standard Chartered PLC (Banks)	$37
5,179	Stellantis N.V. (Automobiles)	61
7,703	Taylor Wimpey PLC (Household Durables)(a)	7
18,103	Tesco PLC (Food & Staples Retailing)	42
2,722	The Sage Group PLC (Software)	21
6,205	Unilever PLC (Personal Products)	273
1,702	United Utilities Group PLC (Water Utilities)	17
66,705	Vodafone Group PLC (Wireless Telecommunication Services)	75
468	Whitbread PLC (Hotels, Restaurants & Leisure)	12
275	Willis Towers Watson PLC (Insurance)	55
		6,134

	United States — 67.11%
1,377	3M Co. (Industrial Conglomerates)	152
352	A.O. Smith Corp. (Building Products)	17
4,277	Abbott Laboratories (Health Care Equipment & Supplies)	414
4,289	AbbVie, Inc. (Biotechnology)	576
110	Abiomed, Inc. (Health Care Equipment & Supplies)(b)	27
1,528	Accenture PLC, Class - A (IT Services)	393
1,897	Activision Blizzard, Inc. (Entertainment)	141
1,161	Adobe, Inc. (Software)(b)	320
160	Advance Auto Parts, Inc. (Specialty Retail)	25
3,997	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(b)	253
1,458	Aflac, Inc. (Insurance)	82
747	Agilent Technologies, Inc. (Life Sciences Tools & Services)	91
547	Air Products & Chemicals, Inc. (Chemicals)	127
412	Akamai Technologies, Inc. (IT Services)(b)	33
281	Albemarle Corp. (Chemicals)	74
433	Alcoa Corp. (Metals & Mining)	15
365	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	51
181	Align Technology, Inc. (Health Care Equipment & Supplies)(b)	37
34	Alleghany Corp. (Insurance)(b)	29
624	Alliant Energy Corp. (Electric Utilities)	33
918	Ally Financial, Inc. (Consumer Finance)	26
293	Alnylam Pharmaceuticals, Inc. (Biotechnology)(b)	59
29,433	Alphabet, Inc., Class - A (Interactive Media & Services)(b)	2,816
13,692	Alphabet, Inc., Class - C (Interactive Media & Services)(b)	1,316
32,046	Amazon.com, Inc. (Internet & Direct Marketing Retail)(b)	3,621
1,223	AMC Entertainment Holdings (Entertainment)	3
1,223	AMC Entertainment Holdings, Inc. (Entertainment)(b)	9
22	AMERCO (Road & Rail)	11
628	Ameren Corp. (Multi-Utilities)	51
1,229	American Electric Power Company, Inc. (Electric Utilities)	106
1,547	American Express Co. (Consumer Finance)	209
749	American Homes 4 Rent, Class - A (Equity Real Estate Investment Trusts)	25
1,872	American International Group, Inc. (Insurance)	89

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,114	American Tower Corp. (Equity Real Estate Investment Trusts)	$239
441	American Water Works Co., Inc. (Water Utilities)	57
262	Ameriprise Financial, Inc. (Capital Markets)	66
394	AmerisourceBergen Corp. (Health Care Providers & Services)	53
500	AMETEK, Inc. (Electrical Equipment)	57
2,679	Amgen, Inc. (Biotechnology)	604
1,444	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	97
1,296	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	181
1,025	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	18
215	ANSYS, Inc. (Software)(b)	48
827	APA Corp. (Oil, Gas & Consumable Fuels)	28
970	Apollo Global Management, Inc. (Diversified Financial Services)	45
39,354	Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,440
2,047	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	168
597	Aramark (Hotels, Restaurants & Leisure)	19
1,364	Archer-Daniels-Midland Co. (Food Products)	110
580	Arista Networks, Inc. (Communications Equipment)(b)	65
181	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(b)	17
527	Arthur J. Gallagher & Co. (Insurance)	90
147	Assurant, Inc. (Insurance)	21
17,411	AT&T, Inc. (Diversified Telecommunication Services)	267
304	Atmos Energy Corp. (Gas Utilities)	31
533	Autodesk, Inc. (Software)(b)	100
1,018	Automatic Data Processing, Inc. (IT Services)	230
470	AutoZone, Inc. (Specialty Retail)(b)	1,007
210	Avalara, Inc. (Software)(b)	19
346	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	64
1,515	Avantor, Inc. (Life Sciences Tools & Services)(b)	30
211	Avery Dennison Corp. (Containers & Packaging)	34
2,477	Baker Hughes, Inc. (Energy Equipment & Services)	52
826	Ball Corp. (Containers & Packaging)	40
17,630	Bank of America Corp. (Banks)	532
646	Bath & Body Works, Inc. (Specialty Retail)	21
700	Bausch Health Companies, Inc. (Pharmaceuticals)(b)	5
1,224	Baxter International, Inc. (Health Care Equipment & Supplies)	66
691	Becton Dickinson & Co. (Health Care Equipment & Supplies)	154
420	Bentley Systems, Inc., Class - B (Software)	13
3,134	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(b)	837
474	Best Buy Co., Inc. (Specialty Retail)	30

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
229	Bill.com Holdings, Inc. (Software)(b)	$30
366	Biogen, Inc. (Biotechnology)(b)	98
458	BioMarin Pharmaceutical, Inc. (Biotechnology)(b)	39
47	Bio-Rad Laboratories, Inc., Class - A (Life Sciences Tools & Services)(b)	20
87	Bio-Techne Corp. (Life Sciences Tools & Services)	25
378	Black Knight, Inc. (IT Services)(b)	24
368	BlackRock, Inc., Class - A (Capital Markets)	203
7,614	Blackstone, Inc., Class - A (Capital Markets)	638
1,270	Block, Inc. (IT Services)(b)	70
101	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)(b)	166
354	Booz Allen Hamilton Holding Corp. (Professional Services)	33
595	BorgWarner, Inc. (Auto Components)	19
362	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	27
3,476	Boston Scientific Corp. (Health Care Equipment & Supplies)(b)	135
5,173	Bristol-Myers Squibb Co. (Pharmaceuticals)	368
985	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	437
292	Broadridge Financial Solutions, Inc. (IT Services)	42
300	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(a)	10
611	Brown & Brown, Inc. (Insurance)	37
787	Brown-Forman Corp., Class - B (Beverages)	52
169	Burlington Stores, Inc. (Specialty Retail)(b)	19
341	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	33
12	Cable One, Inc. (Media)	10
674	Cadence Design Systems, Inc. (Software)(b)	110
509	Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)(b)	16
252	Camden Property Trust (Equity Real Estate Investment Trusts)	30
423	Campbell Soup Co. (Food Products)	20
980	Capital One Financial Corp. (Consumer Finance)	90
656	Cardinal Health, Inc. (Health Care Providers & Services)	44
113	Carlisle Cos., Inc. (Industrial Conglomerates)	32
415	CarMax, Inc. (Specialty Retail)(b)	27
1,986	Carrier Global Corp. (Building Products)	71
431	Catalent, Inc. (Pharmaceuticals)(b)	31
1,293	Caterpillar, Inc. (Machinery)	212
283	CBOE Global Markets, Inc. (Capital Markets)	33
811	CBRE Group, Inc., Class - A (Real Estate Management & Development)(b)	55
338	CDW Corp. (Electronic Equipment, Instruments & Components)	53
280	Celanese Corp., Series A (Chemicals)	25
1,423	Centene Corp. (Health Care Providers & Services)(b)	111
1,460	CenterPoint Energy, Inc. (Multi-Utilities)	41
325	Ceridian HCM Holding, Inc. (Software)(b)	18

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
523	CF Industries Holdings, Inc. (Chemicals)	$50
122	Charles River Laboratories International, Inc. (Life Sciences Tools & Services)(b)	24
277	Charter Communications, Inc., Class - A (Media)(b)	84
578	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	96
4,537	Chevron Corp. (Oil, Gas & Consumable Fuels)	652
67	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(b)	101
557	Church & Dwight Co., Inc. (Household Products)	40
788	Cigna Corp. (Health Care Providers & Services)	219
361	Cincinnati Financial Corp. (Insurance)	32
224	Cintas Corp. (Commercial Services & Supplies)	87
10,064	Cisco Systems, Inc. (Communications Equipment)	403
4,771	Citigroup, Inc. (Banks)	199
1,159	Citizens Financial Group, Inc. (Banks)	40
300	Citrix Systems, Inc. (Software)	31
1,262	Cleveland-Cliffs, Inc. (Metals & Mining)(b)	17
643	Cloudflare, Inc., Class - A (Software)(b)	36
873	CME Group, Inc. (Capital Markets)	155
724	CMS Energy Corp. (Multi-Utilities)	42
430	Cognex Corp. (Electronic Equipment, Instruments & Components)	18
1,313	Cognizant Technology Solutions Corp. (IT Services)	75
302	Coinbase Global, Inc., Class - A (Capital Markets)(b)	19
1,956	Colgate-Palmolive Co. (Household Products)	137
10,715	Comcast Corp., Class - A (Media)	314
1,241	Conagra Brands, Inc. (Food Products)	40
3,148	ConocoPhillips (Oil, Gas & Consumable Fuels)	322
876	Consolidated Edison, Inc. (Multi-Utilities)	75
379	Constellation Brands, Inc., Class - A (Beverages)	87
790	Constellation Energy Corp. (Electric Utilities)	66
534	Copart, Inc. (Commercial Services & Supplies)(b)	57
1,975	Corning, Inc. (Electronic Equipment, Instruments & Components)	57
1,807	Corteva, Inc. (Chemicals)	103
1,081	Costco Wholesale Corp. (Food & Staples Retailing)	511
2,053	Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	54
178	Coupa Software, Inc. (Software)(b)	10
483	Crowdstrike Holdings, Inc., Class - A (Software)(b)	80
1,067	Crown Castle, Inc. (Equity Real Estate Investment Trusts)	154
259	Crown Holdings, Inc. (Containers & Packaging)	21
31,046	CSX Corp. (Road & Rail)	828
356	Cummins, Inc. (Machinery)	72

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
3,203	CVS Health Corp. (Health Care Providers & Services)	$305
832	D.R. Horton, Inc. (Household Durables)	56
5,010	Danaher Corp. (Health Care Equipment & Supplies)	1,294
271	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	34
591	Datadog, Inc., Class - A (Software)(b)	52
185	DaVita, Inc. (Health Care Providers & Services)(b)	15
708	Deere & Co. (Machinery)	236
702	DELL Technologies, Inc., Class - C (Technology Hardware, Storage & Peripherals)	24
418	Delta Air Lines, Inc. (Airlines)(b)	12
561	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	16
1,569	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	94
944	Dexcom, Inc. (Health Care Equipment & Supplies)(b)	76
412	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	50
713	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	71
661	Discover Financial Services (Consumer Finance)	60
466	DocuSign, Inc. (Software)(b)	25
547	Dollar General Corp. (Multiline Retail)	131
565	Dollar Tree, Inc. (Multiline Retail)(b)	77
1,969	Dominion Energy, Inc. (Multi-Utilities)	136
99	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	31
504	DoorDash, Inc., Class - A (Internet & Direct Marketing Retail)(b)	25
350	Dover Corp. (Machinery)	41
1,796	Dow, Inc. (Chemicals)	79
766	Dropbox, Inc., Class - A (Software)(b)	16
490	DTE Energy Co. (Multi-Utilities)	56
1,911	Duke Energy Corp. (Electric Utilities)	178
938	Duke Realty Corp. (Equity Real Estate Investment Trusts)	45
1,161	DuPont de Nemours, Inc. (Chemicals)	59
426	Dynatrace, Inc. (Software)(b)	15
304	Eastman Chemical Co. (Chemicals)	22
1,287	eBay, Inc. (Internet & Direct Marketing Retail)	47
624	Ecolab, Inc. (Chemicals)	90
915	Edison International (Electric Utilities)	52
1,510	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(b)	125
1,000	Elanco Animal Health, Inc. (Pharmaceuticals)(b)	12
699	Electronic Arts, Inc. (Entertainment)	81
586	Elevance Health, Inc. (Health Care Providers & Services)	266
1,960	Eli Lilly & Co. (Pharmaceuticals)	634
1,451	Emerson Electric Co. (Electrical Equipment)	106
326	Enphase Energy, Inc. (Semiconductors & Semiconductor Equipment)(b)	90
330	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	27
508	Entergy Corp. (Electric Utilities)	51

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,408	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	$157
139	EPAM Systems, Inc. (IT Services)(b)	50
825	EQT Corp. (Oil, Gas & Consumable Fuels)	34
296	Equifax, Inc. (Professional Services)	51
225	Equinix, Inc. (Equity Real Estate Investment Trusts)	128
940	Equitable Holdings, Inc. (Diversified Financial Services)	25
431	Equity Lifestyle Properties, Inc. (Equity Real Estate Investment Trusts)	27
881	Equity Residential (Equity Real Estate Investment Trusts)	59
545	Essential Utilities, Inc. (Water Utilities)	23
158	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	38
309	Etsy, Inc. (Internet & Direct Marketing Retail)(b)	31
581	Evergy, Inc. (Electric Utilities)	35
842	Eversource Energy (Electric Utilities)	66
405	Exact Sciences Corp. (Biotechnology)(b)	13
2,388	Exelon Corp. (Electric Utilities)	89
358	Expedia Group, Inc. (Hotels, Restaurants & Leisure)(b)	34
434	Expeditors International of Washington, Inc. (Air Freight & Logistics)	38
327	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	56
10,304	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	900
153	F5, Inc. (Communications Equipment)(b)	22
96	FactSet Research Systems, Inc. (Capital Markets)	38
61	Fair Isaac Corp. (Software)(b)	25
1,398	Fastenal Co. (Trading Companies & Distributors)	64
618	FedEx Corp. (Air Freight & Logistics)	92
676	Fidelity National Financial, Inc. (Insurance)	24
1,510	Fidelity National Information Services, Inc. (IT Services)	114
1,665	Fifth Third Bancorp (Banks)	53
28	First Citizens BancShares, Inc., Class - A (Banks)	22
5,715	First Republic Bank (Banks)	746
1,378	FirstEnergy Corp. (Electric Utilities)	51
1,441	Fiserv, Inc. (IT Services)(b)	135
193	FleetCor Technologies, Inc. (IT Services)(b)	34
331	FMC Corp. (Chemicals)	35
1,720	Fortinet, Inc. (Software)(b)	85
18,829	Fortive Corp. (Machinery)	1,098
336	Fortune Brands Home & Security, Inc. (Building Products)	18
832	Fox Corp., Class - A (Media)	26
244	Fox Corp., Class - B (Media)	7
748	Franklin Resources, Inc. (Capital Markets)	16
3,494	Freeport-McMoRan, Inc. (Metals & Mining)	95
209	Gartner, Inc. (IT Services)(b)	58
153	Generac Holdings, Inc. (Electrical Equipment)(b)	27
572	General Dynamics Corp. (Aerospace & Defense)	121
2,676	General Electric Co. (Industrial Conglomerates)	166
1,485	General Mills, Inc. (Food Products)	114

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
3,457	General Motors Co. (Automobiles)	$111
367	Genuine Parts Co. (Distributors)	55
3,055	Gilead Sciences, Inc. (Biotechnology)	188
652	Global Payments, Inc. (IT Services)	70
436	GoDaddy, Inc., Class - A (IT Services)(b)	31
208	Guidewire Software, Inc. (Software)(b)	13
2,357	Halliburton Co. (Energy Equipment & Services)	58
328	Hasbro, Inc. (Leisure Products)	22
569	HCA Healthcare, Inc. (Health Care Providers & Services)	105
1,356	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	31
100	HEICO Corp. (Aerospace & Defense)	14
183	HEICO Corp., Class - A (Aerospace & Defense)	21
370	Henry Schein, Inc. (Health Care Providers & Services)(b)	24
700	Hess Corp. (Oil, Gas & Consumable Fuels)	76
3,301	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	40
684	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	83
613	Hologic, Inc. (Health Care Equipment & Supplies)(b)	40
1,655	Honeywell International, Inc. (Industrial Conglomerates)	276
749	Hormel Foods Corp. (Food Products)	34
1,807	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	29
979	Howmet Aerospace, Inc. (Aerospace & Defense)	30
2,542	HP, Inc. (Technology Hardware, Storage & Peripherals)	63
106	HubSpot, Inc. (Software)(b)	29
316	Humana, Inc. (Health Care Providers & Services)	153
3,515	Huntington Bancshares, Inc. (Banks)	46
103	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	23
142	IDEX Corp. (Machinery)	28
207	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(b)	67
768	Illinois Tool Works, Inc. (Machinery)	139
379	Illumina, Inc. (Life Sciences Tools & Services)(b)	72
10,777	Incyte Corp. (Biotechnology)(b)	718
891	Ingersoll Rand, Inc. (Machinery)	39
158	Insulet Corp. (Health Care Equipment & Supplies)(b)	36
9,907	Intel Corp. (Semiconductors & Semiconductor Equipment)	255
1,375	Intercontinental Exchange, Inc. (Capital Markets)	124
2,182	International Business Machines Corp. (IT Services)	259
626	International Flavors & Fragrances, Inc. (Chemicals)	57
727	International Paper Co. (Containers & Packaging)	23
661	Intuit, Inc. (Software)	256
861	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(b)	161

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,502	Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	$51
468	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(b)	85
722	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	32
157	Jack Henry & Associates, Inc. (IT Services)	29
299	Jacobs Solutions, Inc. (Professional Services)	32
152	Jazz Pharmaceuticals PLC (Pharmaceuticals)(b)	20
214	JB Hunt Transport Services, Inc. (Road & Rail)	33
6,397	Johnson & Johnson (Pharmaceuticals)	1,045
1,745	Johnson Controls International PLC (Building Products)	86
7,158	JPMorgan Chase & Co. (Banks)	748
661	Juniper Networks, Inc. (Communications Equipment)	17
653	Kellogg Co. (Food Products)	45
1,823	Keurig Dr Pepper, Inc. (Beverages)	65
2,368	KeyCorp (Banks)	38
447	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(b)	70
827	Kimberly-Clark Corp. (Household Products)	93
1,515	Kimco Realty Corp. (Equity Real Estate Investment Trusts)	28
4,978	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	83
1,345	KKR & Co., Inc. (Capital Markets)	58
351	KLA Corp. (Semiconductors & Semiconductor Equipment)	106
384	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	19
467	L3Harris Technologies, Inc. (Aerospace & Defense)	97
227	Laboratory Corporation of America Holdings (Health Care Providers & Services)	46
329	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	120
882	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)(b)	33
147	Lear Corp. (Auto Components)	18
343	Leidos Holdings, Inc. (Professional Services)	30
653	Lennar Corp., Class - A (Household Durables)	49
87	Lennox International, Inc. (Building Products)	19
296	Liberty Broadband Corp., Class - C (Media)(b)	22
401	Lincoln National Corp. (Insurance)	18
382	Live Nation Entertainment, Inc. (Entertainment)(b)	29
744	LKQ Corp. (Distributors)	35
581	Lockheed Martin Corp. (Aerospace & Defense)	224
490	Loews Corp. (Insurance)	24
1,545	Lowe's Companies, Inc. (Specialty Retail)	290
198	LPL Financial Holdings, Inc. (Capital Markets)	43
1,022	Lucid Group, Inc. (Automobiles)(b)	14

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,503	Lumen Technologies, Inc. (Diversified Telecommunication Services)	$18
669	Lyft, Inc., Class - A (Road & Rail)(b)	9
420	M&T Bank Corp. (Banks)	74
1,663	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	38
1,299	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	129
33	Markel Corp. (Insurance)(b)	36
1,274	MarketAxess Holdings, Inc. (Capital Markets)	284
667	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	93
1,231	Marsh & McLennan Companies, Inc. (Insurance)	184
159	Martin Marietta Materials, Inc. (Construction Materials)	51
2,071	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	89
619	Masco Corp. (Building Products)	29
128	Masimo Corp. (Health Care Equipment & Supplies)(b)	18
2,107	MasterCard, Inc., Class - A (IT Services)	599
667	Match Group, Inc. (Interactive Media & Services)(b)	32
630	McCormick & Company, Inc. (Food Products)	45
1,802	McDonald's Corp. (Hotels, Restaurants & Leisure)	416
349	McKesson Corp. (Health Care Providers & Services)	119
1,392	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	17
111	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(b)	92
6,171	Merck & Co., Inc. (Pharmaceuticals)	531
1,681	MetLife, Inc. (Insurance)	102
58	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(b)	63
969	MGM Resorts International (Hotels, Restaurants & Leisure)	29
1,314	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	80
2,755	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	138
23,405	Microsoft Corp. (Software)	5,451
291	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	45
853	Moderna, Inc. (Biotechnology)(b)	101
144	Mohawk Industries, Inc. (Household Durables)(b)	13
139	Molina Heathcare, Inc. (Health Care Providers & Services)(b)	46
479	Molson Coors Beverage Co., Class - B (Beverages)	23
3,279	Mondelez International, Inc., Class - A (Food Products)	180
163	MongoDB, Inc. (IT Services)(b)	32
102	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	37
410	Moody's Corp. (Capital Markets)	100
3,157	Morgan Stanley (Capital Markets)	249

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
409	Motorola Solutions, Inc. (Communications Equipment)	$92
816	Nasdaq, Inc. (Capital Markets)	46
576	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	36
1,081	Netflix, Inc. (Entertainment)(b)	255
236	Neurocrine Biosciences, Inc. (Biotechnology)(b)	25
966	Newell Brands, Inc. (Household Durables)	13
1,981	Newmont Corp. (Metals & Mining)	83
4,761	NextEra Energy, Inc. (Electric Utilities)	373
3,066	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	255
943	NiSource, Inc. (Multi-Utilities)	24
128	Nordson Corp. (Machinery)	27
579	Norfolk Southern Corp. (Road & Rail)	121
484	Northern Trust Corp. (Capital Markets)	41
358	Northrop Grumman Corp. (Aerospace & Defense)	168
1,470	Nortonlifelock, Inc. (Software)	30
592	NRG Energy, Inc. (Electric Utilities)	23
639	Nucor Corp. (Metals & Mining)	68
9,667	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,174
8	NVR, Inc. (Household Durables)(b)	32
2,279	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	140
377	Okta, Inc. (IT Services)(b)	21
234	Old Dominion Freight Line, Inc. (Road & Rail)	58
555	Omnicom Group, Inc. (Media)	35
1,010	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(b)	63
1,109	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	57
3,857	Oracle Corp. (Software)	236
157	O'Reilly Automotive, Inc. (Specialty Retail)(b)	110
1,007	Otis Worldwide Corp. (Machinery)	64
250	Owens Corning (Building Products)	20
836	PACCAR, Inc. (Machinery)	70
243	Packaging Corporation of America (Containers & Packaging)	27
729	Palo Alto Networks, Inc. (Software)(b)	119
1,495	Paramount Global, Class - B (Media)	28
311	Parker Hannifin Corp. (Machinery)	75
790	Paychex, Inc. (IT Services)	89
127	PAYCOM Software, Inc. (Software)(b)	42
2,717	PayPal Holdings, Inc. (IT Services)(b)	234
10,870	PepsiCo, Inc. (Beverages)	1,775
280	PerkinElmer, Inc. (Life Sciences Tools & Services)	34
13,674	Pfizer, Inc. (Pharmaceuticals)	598
3,595	PG&E Corp. (Electric Utilities)(b)	45
1,157	Phillips 66 (Oil, Gas & Consumable Fuels)	93
1,381	Pinterest, Inc., Class - A (Interactive Media & Services)(b)	32
565	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	122
1,248	Plug Power, Inc. (Electrical Equipment)(b)	26
990	PNC Financial Services Group, Inc. (Banks)	148
98	Pool Corp. (Distributors)	31
569	PPG Industries, Inc. (Chemicals)	63
1,723	PPL Corp. (Electric Utilities)	44

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
579	Principal Financial Group, Inc. (Insurance)	$42
1,809	Prologis, Inc. (Equity Real Estate Investment Trusts)	184
885	Prudential Financial, Inc. (Insurance)	76
276	PTC, Inc. (Software)(b)	29
1,236	Public Service Enterprise Group, Inc. (Multi-Utilities)	70
386	Public Storage (Equity Real Estate Investment Trusts)	113
647	PulteGroup, Inc. (Household Durables)	24
274	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(b)	22
2,746	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	310
350	Quanta Services, Inc. (Construction & Engineering)	45
282	Quest Diagnostics, Inc. (Health Care Providers & Services)	35
471	Raymond James Financial, Inc. (Capital Markets)	47
3,617	Raytheon Technologies Corp. (Aerospace & Defense)	296
1,476	Realty Income Corp. (Equity Real Estate Investment Trusts)	86
393	Regency Centers Corp. (Equity Real Estate Investment Trusts)	21
267	Regeneron Pharmaceuticals, Inc. (Biotechnology)(b)	184
2,436	Regions Financial Corp. (Banks)	49
540	Republic Services, Inc. (Commercial Services & Supplies)	73
354	ResMed, Inc. (Health Care Equipment & Supplies)	77
179	RingCentral, Inc., Class - A (Software)(b)	7
760	Rivian Automotive, Inc., Class - A (Automobiles)(b)	25
298	Robert Half International, Inc. (Professional Services)	23
836	ROBLOX Corp., Class - A (Entertainment)(b)	30
282	Rockwell Automation, Inc. (Electrical Equipment)	61
288	Roku, Inc. (Entertainment)(b)	16
474	Rollins, Inc. (Commercial Services & Supplies)	16
254	Roper Technologies, Inc. (Industrial Conglomerates)	91
862	Ross Stores, Inc. (Specialty Retail)	73
327	RPM International, Inc. (Chemicals)	27
856	S&P Global, Inc. (Capital Markets)	261
2,402	Salesforce, Inc. (Software)(b)	346
270	SBA Communications Corp. (Equity Real Estate Investment Trusts)	77
3,424	Schlumberger N.V. (Energy Equipment & Services)	123
332	Seagen, Inc. (Biotechnology)(b)	45
371	Sealed Air Corp. (Containers & Packaging)	17
766	Sempra Energy (Multi-Utilities)	115
483	ServiceNow, Inc. (Software)(b)	182
815	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	73
1,436	Sirius XM Holdings, Inc. (Media)	8
402	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	34

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,657	Snap, Inc., Class - A (Interactive Media & Services)(b)	$26
132	Snap-on, Inc. (Machinery)	27
541	Snowflake, Inc., Class - A (IT Services)(b)	92
410	Southwest Airlines Co. (Airlines)(b)	13
394	Splunk, Inc. (Software)(b)	30
388	Stanley Black & Decker, Inc. (Machinery)	29
2,775	Starbucks Corp. (Hotels, Restaurants & Leisure)	234
856	State Street Corp. (Capital Markets)	52
433	Steel Dynamics, Inc. (Metals & Mining)	31
289	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	39
1,373	SVB Financial Group (Banks)(b)	461
1,295	Synchrony Financial (Consumer Finance)	37
371	Synopsys, Inc. (Software)(b)	113
1,248	Sysco Corp. (Food & Staples Retailing)	88
548	T. Rowe Price Group, Inc. (Capital Markets)	58
387	Take-Two Interactive Software, Inc. (Entertainment)(b)	42
560	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	34
1,120	Target Corp. (Multiline Retail)	166
385	Teladoc Health, Inc. (Health Care Technology)(b)	10
112	Teledyne Technologies, Inc. (Electronic Equipment, Instruments & Components)(b)	38
118	Teleflex, Inc. (Health Care Equipment & Supplies)	24
356	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	27
6,445	Tesla, Inc. (Automobiles)(b)	1,710
2,248	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	348
551	Textron, Inc. (Aerospace & Defense)	32
1,676	The AES Corp. (Independent Power and Renewable Electricity Producers)	38
671	The Allstate Corp. (Insurance)	84
1,892	The Bank of New York Mellon Corp. (Capital Markets)	73
1,356	The Boeing Co. (Aerospace & Defense)(b)	164
450	The Carlyle Group, Inc. (Capital Markets)	12
15,507	The Charles Schwab Corp. (Capital Markets)	1,114
320	The Clorox Co. (Household Products)	41
10,025	The Coca-Cola Co. (Beverages)	562
126	The Cooper Companies, Inc. (Health Care Equipment & Supplies)	33
3,662	The Estee Lauder Companies, Inc. (Personal Products)	790
828	The Goldman Sachs Group, Inc. (Capital Markets)	243
870	The Hartford Financial Services Group, Inc. (Insurance)	54
358	The Hershey Co. (Food Products)	79
2,512	The Home Depot, Inc. (Specialty Retail)	693
935	The Interpublic Group of Companies, Inc. (Media)	24
272	The J.M. Smucker Co. (Food Products)	37
1,776	The Kraft Heinz Co. (Food Products)	59
1,752	The Kroger Co. (Food & Staples Retailing)	77
882	The Mosaic Co. (Chemicals)	43

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
5,827	The Procter & Gamble Co. (Household Products)	$736
1,421	The Progressive Corp. (Insurance)	165
612	The Sherwin-Williams Co. (Chemicals)	125
2,569	The Southern Co. (Electric Utilities)	175
2,823	The TJX Companies, Inc. (Specialty Retail)	175
578	The Travelers Companies, Inc. (Insurance)	89
4,432	The Walt Disney Co. (Entertainment)(b)	418
1,057	The Western Union Co. (IT Services)	14
2,892	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	83
958	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	486
9,896	T-Mobile US, Inc. (Wireless Telecommunication Services)(b)	1,328
280	Tractor Supply Co. (Specialty Retail)	52
239	Tradeweb Markets, Inc., Class - A (Capital Markets)	13
579	Trane Technologies PLC (Building Products)	84
129	TransDigm Group, Inc. (Aerospace & Defense)	68
480	TransUnion (Professional Services)	29
628	Trimble, Inc. (Electronic Equipment, Instruments & Components)(b)	34
3,214	Truist Financial Corp. (Banks)	140
396	Twilio, Inc., Class - A (IT Services)(b)	27
1,568	Twitter, Inc. (Interactive Media & Services)(b)	69
99	Tyler Technologies, Inc. (Software)(b)	34
753	Tyson Foods, Inc., Class - A (Food Products)	50
3,445	U.S. Bancorp (Banks)	139
3,598	Uber Technologies, Inc. (Road & Rail)(b)	95
748	UDR, Inc. (Equity Real Estate Investment Trusts)	31
502	UGI Corp. (Gas Utilities)	16
127	Ulta Beauty, Inc. (Specialty Retail)(b)	51
1,528	Union Pacific Corp. (Road & Rail)	298
1,789	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	289
172	United Rentals, Inc. (Trading Companies & Distributors)(b)	46
6,041	UnitedHealth Group, Inc. (Health Care Providers & Services)	3,051
526	Unity Software, Inc. (Software)(b)	17
797	V.F. Corp. (Textiles, Apparel & Luxury Goods)	24
98	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	21
1,014	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	108
333	Veeva Systems, Inc., Class - A (Health Care Technology)(b)	55
976	Ventas, Inc. (Equity Real Estate Investment Trusts)	39
244	VeriSign, Inc. (IT Services)(b)	42
385	Verisk Analytics, Inc., Class - A (Professional Services)	66
10,161	Verizon Communications, Inc. (Diversified Telecommunication Services)	386
633	Vertex Pharmaceuticals, Inc. (Biotechnology)(b)	183
3,079	Viatris, Inc. (Pharmaceuticals)	26

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,341	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	$70
4,011	Visa, Inc., Class - A (IT Services)	713
1,051	Vistra Corp. (Independent Power and Renewable Electricity Producers)	22
508	VMware, Inc., Class - A (Software)	54
338	Vulcan Materials Co. (Construction Materials)	53
550	W.R. Berkley Corp. (Insurance)	36
109	W.W. Grainger, Inc. (Trading Companies & Distributors)	53
1,782	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	56
3,658	Walmart, Inc. (Food & Staples Retailing)	474
5,726	Warner Bros Discovery, Inc. (Entertainment)(b)	66
977	Waste Management, Inc. (Commercial Services & Supplies)	157
148	Waters Corp. (Life Sciences Tools & Services)(b)	40
174	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(b)	6
383	Webster Financial Corp. (Banks)	17
793	WEC Energy Group, Inc. (Multi-Utilities)	71
9,265	Wells Fargo & Co. (Banks)	373
1,122	Welltower, Inc. (Equity Real Estate Investment Trusts)	72
180	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	44
889	Western Digital Corp. (Technology Hardware, Storage & Peripherals)(b)	29
459	Westinghouse Air Brake Technologies Corp. (Machinery)	37
649	WestRock Co. (Containers & Packaging)	20
1,901	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	54
104	Whirlpool Corp. (Household Durables)	14
461	Workday, Inc., Class - A (Software)(b)	70
467	WP Carey, Inc. (Equity Real Estate Investment Trusts)	33
240	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)(b)	15
1,316	Xcel Energy, Inc. (Electric Utilities)	84
459	Xylem, Inc. (Machinery)	40
687	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	73
127	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(b)	33
285	Zendesk, Inc. (Software)(b)	22
384	Zillow Group, Inc., Class - C (Real Estate Management & Development)(b)	11
508	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	53
1,157	Zoetis, Inc. (Pharmaceuticals)	172
577	Zoom Video Communications, Inc., Class - A (Software)(b)	42
728	ZoomInfo Technologies, Inc. (Interactive Media & Services)(b)	30
199	Zscaler, Inc. (Software)(b)	33
		90,003
	Total Common Stocks	133,166

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stocks — 0.04%
	Germany — 0.04%
121	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	$8
452	Henkel AG & Co. KGAA — Preferred (Household Products)	27
65	Sartorius AG — Preferred (Health Care Equipment & Supplies)	22
	Total Preferred Stocks	57

	Investment Company — 0.18%
242,080	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.89%(d)	242
	Total Investment Company	242

	Total Investments (cost $120,207) — 99.50%	133,465
	Other assets in excess of liabilities — 0.50%	668
	Net Assets - 100.00%	$134,133

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Represents non-income producing security.
(c)	Security was valued using significant unobservable inputs as of September 30, 2022.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2022.

The ESG Growth Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	Total
Common Stocks	80.56%	-	18.72%	99.28%
Preferred Stocks	0.04%	-	-	0.04%
Investment Company	0.09%	0.09%	-	0.18%
Other Assets (Liabilities)	0.11%	0.08%	0.31%	0.50%
Total Net Assets	80.80%	0.17%	19.03%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.68%
	Australia — 2.16%
116	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$2
606	APA Group (Gas Utilities)	4
309	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	7
102	ASX Ltd. (Capital Markets)	5
921	Aurizon Holdings Ltd. (Road & Rail)	2
1,464	Australia & New Zealand Banking Group Ltd. (Banks)	21
2,530	BHP Group Ltd. (Metals & Mining)	62
248	BlueScope Steel Ltd. (Metals & Mining)	2
759	Brambles Ltd. (Commercial Services & Supplies)	6
34	Cochlear Ltd. (Health Care Equipment & Supplies)	4
684	Coles Group Ltd. (Food & Staples Retailing)	7
850	Commonwealth Bank of Australia (Banks)	49
306	Computershare Ltd. (IT Services)	5
551	Dexus (Equity Real Estate Investment Trusts)	3
29	Domino's Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	1
679	Endeavour Group Ltd. (Food & Staples Retailing)	3
901	Evolution Mining Ltd. (Metals & Mining)	1
885	Fortescue Metals Group Ltd. (Metals & Mining)	9
878	Goodman Group (Equity Real Estate Investment Trusts)	9
115	IDP Education Ltd. (Diversified Consumer Services)	2
1,294	Insurance Australia Group Ltd. (Insurance)	4
364	LendLease Group (Real Estate Management & Development)(a)	2
185	Macquarie Group Ltd. (Capital Markets)	18
1,579	Medibank Private Ltd. (Insurance)	4
83	Mineral Resources Ltd. (Metals & Mining)	3
2,016	Mirvac Group (Equity Real Estate Investment Trusts)	3
1,662	National Australia Bank Ltd. (Banks)	31
472	Newcrest Mining Ltd. (Metals & Mining)	5
564	Northern Star Resources Ltd. (Metals & Mining)	3
193	Orica Ltd. (Chemicals)	2
906	Origin Energy Ltd. (Electric Utilities)	3
503	Qantas Airways Ltd. (Airlines)(b)	2
768	QBE Insurance Group Ltd. (Insurance)	6
29	REA Group Ltd. (Interactive Media & Services)	2
114	Reece Ltd. (Trading Companies & Distributors)	1
181	Rio Tinto Ltd. (Metals & Mining)	11
1,705	Santos Ltd. (Oil, Gas & Consumable Fuels)(a)	8
2,660	Scentre Group (Equity Real Estate Investment Trusts)	4
181	SEEK Ltd. (Interactive Media & Services)	2
239	Sonic Healthcare Ltd. (Health Care Providers & Services)	5
2,444	South32 Ltd. (Metals & Mining)	6
774	Stockland (Equity Real Estate Investment Trusts)	2
658	Suncorp Group Ltd. (Insurance)	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
2,120	Telstra Corp. Ltd. (Diversified Telecommunication Services)	$5
912	The GPT Group (Equity Real Estate Investment Trusts)	2
1,118	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)(b)	3
1,409	Transurban Group (Transportation Infrastructure)	11
413	Treasury Wine Estates Ltd. (Beverages)	3
2,104	Vicinity Centres (Equity Real Estate Investment Trusts)(a)	2
103	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	2
566	Wesfarmers Ltd. (Multiline Retail)	15
1,807	Westpac Banking Corp. (Banks)	24
84	WiseTech Global Ltd. (Software)	3
769	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	16
217	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	4
632	Woolworths Group Ltd. (Food & Staples Retailing)	14
		439

	Austria — 0.05%
175	Erste Group Bank AG (Banks)(a)	3
74	OMV AG (Oil, Gas & Consumable Fuels)	3
33	Verbund AG (Electric Utilities)	3
52	Voestalpine AG (Metals & Mining)	1
		10

	Belgium — 0.25%
91	Ageas SA (Insurance)	3
418	Anheuser-Busch InBev N.V. (Beverages)	18
14	D'ieteren Group (Distributors)	2
17	Elia Group SA (Electric Utilities)(a)	2
51	Groupe Bruxelles Lambert SA (Diversified Financial Services)	4
130	KBC Group N.V. (Banks)	5
71	Proximus SADP (Diversified Telecommunication Services)	1
9	Sofina SA (Diversified Financial Services)	2
38	Solvay SA, Class - A (Chemicals)	3
65	UCB SA (Pharmaceuticals)	5
108	Umicore SA (Chemicals)(a)	3
66	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts)(a)	2
		50

	Bermuda — 0.11%
167	Arch Capital Group Ltd. (Insurance)(b)	7
73	Bunge Ltd. (Food Products)	6
20	Everest Re Group Ltd. (Insurance)	5
187	Invesco Ltd. (Capital Markets)	3
		21

	Canada — 4.15%
242	Agnico Eagle Mines Ltd. (Metals & Mining)	10
100	Air Canada (Airlines)(a)(b)	1
343	Algonquin Power & Utilities Corp. (Multi-Utilities)	4
423	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	17
144	AltaGas Ltd. (Gas Utilities)	3
359	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
333	Bank of Montreal (Banks)	$29
939	Barrick Gold Corp. (Metals & Mining)	15
38	BCE, Inc. (Diversified Telecommunication Services)	2
251	Blackberry Ltd. (Software)(b)	1
691	Brookfield Asset Management, Inc., Class - A (Capital Markets)	28
23	BRP, Inc. (Leisure Products)	1
209	Cameco Corp. (Oil, Gas & Consumable Fuels)	6
7	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(a)	—
438	Canadian Imperial Bank of Commerce (Banks)	19
297	Canadian National Railway Co. (Road & Rail)	32
578	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	27
456	Canadian Pacific Railway Ltd. (Road & Rail)	30
31	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	3
49	Canadian Utilities Ltd., Class - A (Multi-Utilities)	1
81	CCL Industries, Inc. (Containers & Packaging)(a)	4
729	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	11
127	CGI, Inc. (IT Services)(b)	10
10	Constellation Software, Inc. (Software)	14
152	Dollarama, Inc. (Multiline Retail)	9
118	Emera, Inc. (Electric Utilities)	5
85	Empire Co. Ltd. (Food & Staples Retailing)	2
1,022	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	38
10	Fairfax Financial Holdings Ltd. (Insurance)	5
310	First Quantum Minerals Ltd. (Metals & Mining)	5
20	FirstService Corp. (Real Estate Management & Development)	2
246	Fortis, Inc. (Electric Utilities)	9
101	Franco-Nevada Corp. (Metals & Mining)	12
40	George Weston Ltd. (Food & Staples Retailing)	4
83	GFL Environmental, Inc. (Commercial Services & Supplies)	2
101	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	3
122	Great-West Lifeco, Inc. (Insurance)	3
166	Hydro One Ltd. (Electric Utilities)(a)	4
53	iA Financial Corp., Inc. (Insurance)	3
50	IGM Financial, Inc. (Capital Markets)	1
120	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	5
92	Intact Financial Corp. (Insurance)	13
320	Ivanhoe Mines Ltd. (Metals & Mining)(b)	2
121	Keyera Corp. (Oil, Gas & Consumable Fuels)(a)	2
598	Kinross Gold Corp. (Metals & Mining)	2
66	Lightspeed Commerce, Inc. (Software)(b)	1
87	Loblaw Companies Ltd. (Food & Staples Retailing)	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
62	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(b)	$17
340	Lundin Mining Corp. (Metals & Mining)(a)	2
150	Magna International, Inc. (Auto Components)	7
956	Manulife Financial Corp. (Insurance)	15
127	Metro, Inc. (Food & Staples Retailing)	6
174	National Bank of Canada (Banks)	11
118	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	3
287	Nutrien Ltd. (Chemicals)	24
32	Nuvei Corp. (IT Services)(b)	1
42	Onex Corp. (Diversified Financial Services)	2
135	Open Text Corp. (Software)(a)	4
111	Pan American Silver Corp. (Metals & Mining)	2
80	Parkland Corp. (Oil, Gas & Consumable Fuels)(a)	2
290	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	9
278	Power Corp. of Canada (Insurance)	6
78	Quebecor, Inc., Class - B (Media)	1
149	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	8
72	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	1
63	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	4
186	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	7
708	Royal Bank of Canada (Banks)	64
141	Saputo, Inc. (Food Products)(a)	3
237	Shaw Communications, Inc., Class - B (Media)	6
557	Shopify, Inc. (IT Services)(b)	15
277	Sun Life Financial, Inc. (Insurance)	11
744	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	21
513	TC Energy Corp. (Oil, Gas & Consumable Fuels)	21
249	Teck Resources Ltd., Class - B (Metals & Mining)	8
234	TELUS Corp. (Diversified Telecommunication Services)	5
44	TFI International, Inc. (Road & Rail)	4
631	The Bank of Nova Scotia (Banks)	30
912	The Toronto-Dominion Bank (Banks)	56
90	Thomson Reuters Corp. (Professional Services)	9
28	TMX Group Ltd. (Capital Markets)	3
47	Toromont Industries Ltd. (Trading Companies & Distributors)	3
164	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	9
125	Waste Connections, Inc. (Commercial Services & Supplies)	17
37	West Fraser Timber Co. Ltd. (Paper & Forest Products)	3
240	Wheaton Precious Metals Corp. (Metals & Mining)	8

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
63	WSP Global, Inc. (Construction & Engineering)	$7
		846

	China — 0.04%
24	Futu Holdings Ltd., ADR (Capital Markets)(b)	1
100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	5
1,000	SITC International Holdings Co. Ltd. (Marine)	2
		8

	Denmark — 0.34%
2	A.P. Moller - Maersk A/S, Class - A (Marine)	4
2	A.P. Moller - Maersk A/S, Class - B (Marine)	4
53	Carlsberg A/S, Class - B (Beverages)	6
55	Christian Hansen Holding A/S (Chemicals)(a)	3
62	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	6
331	Danske Bank A/S (Banks)	4
51	Demant A/S (Health Care Equipment & Supplies)(b)	1
90	DSV A/S (Road & Rail)	11
64	GN Store Nord A/S (Health Care Equipment & Supplies)	1
108	Novozymes A/S, B Shares (Chemicals)	5
100	Orsted A/S (Electric Utilities)(a)	8
50	Pandora A/S (Textiles, Apparel & Luxury Goods)	2
5	ROCKWOOL A/S, Class - B (Building Products)	1
192	Tryg A/S (Insurance)(a)	4
533	Vestas Wind Systems A/S (Electrical Equipment)	10
		70

	Finland — 0.37%
73	Elisa Oyj (Diversified Telecommunication Services)	3
234	Fortum Oyj (Electric Utilities)	3
138	Kesko Oyj, Class - B (Food & Staples Retailing)	3
182	Kone Oyj, Class - B (Machinery)	7
222	Neste Oyj (Oil, Gas & Consumable Fuels)	10
2,804	Nokia Oyj (Communications Equipment)	12
1,639	Nordea Bank Abp (Banks)	13
205	Sampo Oyj, Class - A (Insurance)	9
299	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	4
275	UPM-Kymmene Oyj (Paper & Forest Products)	9
235	Wartsila Oyj Abp (Machinery)	2
		75

	France — 2.84%
84	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	2
16	Aeroports de Paris (Transportation Infrastructure)(b)	2
256	Air Liquide SA (Chemicals)	29
161	Alstom SA (Machinery)	3
30	Amundi SA (Capital Markets)	1
31	Arkema SA (Chemicals)	2

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
970	AXA SA (Insurance)	$21
23	BioMerieux (Health Care Equipment & Supplies)	2
542	BNP Paribas SA (Banks)	23
481	Bollore SA (Entertainment)	2
120	Bouygues SA (Construction & Engineering)	3
163	Bureau Veritas SA (Professional Services)(a)	4
84	Capgemini SE (IT Services)	13
320	Carrefour SA (Food & Staples Retailing)(a)	4
344	Cie Generale des Etablissements Michelin SCA (Auto Components)	8
255	Compagnie de Saint-Gobain (Building Products)	9
25	Covivio (Equity Real Estate Investment Trusts)	1
622	Credit Agricole SA (Banks)	5
341	Danone SA (Food Products)	16
350	Dassault Systemes SE (Software)	12
132	Edenred (IT Services)	6
42	Eiffage SA (Construction & Engineering)(a)	3
322	Electricite de France SA (Electric Utilities)	4
955	Engie SA (Multi-Utilities)	11
143	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	19
23	Eurazeo SE (Diversified Financial Services)	1
23	Gecina SA (Equity Real Estate Investment Trusts)(a)	2
218	Getlink SE (Transportation Infrastructure)	3
16	Hermes International (Textiles, Apparel & Luxury Goods)	19
18	Ipsen SA (Pharmaceuticals)	2
39	Kering SA (Textiles, Apparel & Luxury Goods)	17
107	Klepierre SA (Equity Real Estate Investment Trusts)	2
59	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	2
112	Legrand SA (Electrical Equipment)	7
123	L'Oreal SA (Personal Products)	39
143	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	85
1,025	Orange SA (Diversified Telecommunication Services)(a)	9
108	Pernod Ricard SA (Beverages)	20
119	Publicis Groupe SA (Media)	6
11	Remy Cointreau SA (Beverages)	2
99	Renault SA (Automobiles)(b)	3
268	Schneider Electric SE (Electrical Equipment)(a)	30
16	SEB SA (Household Durables)	1
422	Societe Generale SA (Banks)	8
47	Sodexo SA (Hotels, Restaurants & Leisure)	4
31	Teleperformance (Professional Services)	8
1,259	TotalEnergies SE (Oil, Gas & Consumable Fuels)	59
49	UbiSoft Entertainment SA (Entertainment)(b)	1
66	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(b)	3
119	Valeo (Auto Components)	2
343	Veolia Environnement SA (Multi-Utilities)	7
269	Vinci SA (Construction & Engineering)	22
387	Vivendi SE (Entertainment)	3

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
15	Wendel SE (Diversified Financial Services)	$1
122	Worldline SA (IT Services)(b)	5
		578

	Germany — 1.91%
90	adidas AG (Textiles, Apparel & Luxury Goods)	10
204	Allianz SE (Insurance)	32
615	Aroundtown SA (Real Estate Management & Development)(a)	1
438	BASF SE (Chemicals)	17
159	Bayerische Motoren Werke AG (Automobiles)	11
45	Bechtle AG (IT Services)	2
79	Brenntag AG (Trading Companies & Distributors)	5
23	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	2
542	Commerzbank AG (Banks)(b)	4
57	Continental AG (Auto Components)	3
99	Covestro AG (Chemicals)	3
236	Daimler Truck Holding AG (Machinery)(b)	5
81	Delivery Hero SE (Internet & Direct Marketing Retail)(b)	3
1,084	Deutsche Bank AG, Registered Shares (Capital Markets)	8
100	Deutsche Boerse AG (Capital Markets)	16
304	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)(b)	2
513	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	15
1,691	Deutsche Telekom AG (Diversified Telecommunication Services)(a)	29
1,169	E.ON SE (Multi-Utilities)	9
105	Evonik Industries AG (Chemicals)	2
108	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	3
110	GEA Group AG (Machinery)	4
31	Hannover Rueck SE (Insurance)	5
76	HeidelbergCement AG (Construction Materials)	3
88	HelloFresh SE (Food & Staples Retailing)(b)	2
50	Henkel AG & Co. KGAA (Household Products)	3
683	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(a)	15
37	KION Group AG (Machinery)(a)	1
41	Knorr-Bremse AG (Machinery)	2
41	LEG Immobilien AG (Real Estate Management & Development)	2
397	Mercedes-Benz Group AG (Automobiles)(a)	20
29	MTU Aero Engines AG (Aerospace & Defense)	4
73	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	18
35	Nemetschek SE (Software)	2
35	Puma SE (Textiles, Apparel & Luxury Goods)(a)	2
3	Rational AG (Machinery)	1
336	RWE AG (Multi-Utilities)	12
521	SAP SE (Software)	42
49	Scout24 AG (Interactive Media & Services)	2

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
377	Siemens AG, Registered Shares (Industrial Conglomerates)	$37
217	Siemens Energy AG (Electrical Equipment)	2
147	Siemens Healthineers AG (Health Care Equipment & Supplies)	6
69	Symrise AG (Chemicals)(a)	7
627	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	1
56	Uniper SE (Independent Power and Renewable Electricity Producers)^	—
58	United Internet AG (Diversified Telecommunication Services)(a)	1
16	Volkswagen AG (Automobiles)	3
373	Vonovia SE (Real Estate Management & Development)	8
121	Zalando SE (Internet & Direct Marketing Retail)(b)	2
		389

	Hong Kong — 0.90%
6,092	AIA Group Ltd. (Insurance)	50
2,000	BOC Hong Kong Holdings Ltd. (Banks)	7
800	Budweiser Brewing Co. APAC Ltd. (Beverages)	2
800	Chow Tai Fook Jewellery Group Ltd. (Specialty Retail)	2
1,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	6
1,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	8
500	CK Infrastructure Holdings Ltd. (Electric Utilities)	3
1,000	CLP Holdings Ltd. (Electric Utilities)	8
1,000	ESR Cayman Ltd. (Real Estate Management & Development)	3
1,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	6
1,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	2
400	Hang Seng Bank Ltd. (Banks)	6
1,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	3
1,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	1
2,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(a)	2
5,985	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	5
623	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	20
700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	3
1,000	MTR Corp. Ltd. (Road & Rail)	5
250	New World Development Co. Ltd. (Real Estate Management & Development)	1
779	Power Assets Holdings Ltd. (Electric Utilities)	4
1,200	Sands China Ltd. (Hotels, Restaurants & Leisure)(b)	3
2,000	Sino Land Co. Ltd. (Real Estate Management & Development)	3
500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	6

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
139	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	$1
600	Swire Properties Ltd. (Real Estate Management & Development)	1
757	Techtronic Industries Co. Ltd. (Machinery)	7
1,073	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	7
4,728	WH Group Ltd. (Food Products)	3
1,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	5
1,000	Xinyi Glass Holdings Ltd. (Building Products)	1
		184

	Ireland (Republic of) — 0.78%
73	AerCap Holdings N.V. (Trading Companies & Distributors)(b)	3
39	Allegion PLC (Building Products)	3
378	CRH PLC (Construction Materials)(a)	12
196	Eaton Corp. PLC (Electrical Equipment)	26
484	Experian PLC (Professional Services)	14
88	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(b)	10
112	Horizon Therapeutics PLC (Pharmaceuticals)(b)	7
235	James Hardie Industries PLC (Construction Materials)	5
83	Kingspan Group PLC (Building Products)	4
675	Medtronic PLC (Health Care Equipment & Supplies)	54
93	Pentair PLC (Machinery)	4
104	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	6
77	Smurfit Kappa Group PLC (Containers & Packaging)(a)	2
52	STERIS PLC (Health Care Equipment & Supplies)	9
		159

	Isle of Man — 0.02%
308	Entain PLC (Hotels, Restaurants & Leisure)	4

	Israel — 0.25%
26	Azrieli Group Ltd. (Real Estate Management & Development)	2
689	Bank Hapoalim BM (Banks)	6
720	Bank Leumi Le (Banks)	6
1,044	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	2
56	Check Point Software Technologies Ltd. (Software)(b)	7
23	CyberArk Software Ltd. (Software)(b)	3
362	ICL Group Ltd. (Chemicals)	3
—	Isracard Ltd. (Consumer Finance)	—
596	Israel Discount Bank Ltd., Class - A (Banks)	3
66	Mizrahi Tefahot Bank Ltd. (Banks)	2
33	Nice Ltd. (Software)(b)	6
27	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(b)	7
55	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(b)	2
30	Wix.com Ltd. (IT Services)(b)	2

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel (continued)
43	ZIM Integrated Shipping Services Ltd. (Marine)	$1
		52

	Italy — 0.57%
62	Amplifon SpA (Health Care Providers & Services)	2
574	Assicurazioni Generali SpA (Insurance)	8
265	Atlantia SpA (Transportation Infrastructure)	6
265	Davide Campari-Milano N.V. (Beverages)	2
13	DiaSorin SpA (Health Care Equipment & Supplies)	1
3,831	Enel SpA (Electric Utilities)(a)	16
1,220	Eni SpA (Oil, Gas & Consumable Fuels)	13
65	Ferrari N.V. (Automobiles)	12
344	FinecoBank Banca Fineco SpA (Banks)	4
208	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(a)	2
7,733	Intesa Sanpaolo SpA (Banks)(a)	13
318	Mediobanca Banca di Credito Finanziario SpA (Banks)	2
114	Moncler SpA (Textiles, Apparel & Luxury Goods)	5
243	Nexi SpA (IT Services)(b)	2
265	Poste Italiane SpA (Insurance)	2
133	Prusmian SpA (Electrical Equipment)	4
49	Recordati SpA (Pharmaceuticals)	2
1,023	Snam SpA (Gas Utilities)	4
4,562	Telecom Italia SpA (Diversified Telecommunication Services)(b)	1
719	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	4
1,107	Unicredit SpA (Banks)	11
		116

	Japan — 6.02%
100	Advantest Corp. (Semiconductors & Semiconductor Equipment)(a)	5
300	Aeon Co. Ltd. (Food & Staples Retailing)	6
100	AGC, Inc. (Building Products)	3
100	Aisin Crop. (Auto Components)	3
100	ANA Holdings, Inc. (Airlines)(a)(b)	2
100	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	2
800	Asahi Kasei Corp. (Chemicals)	5
100	Azbil Corp. (Electronic Equipment, Instruments & Components)	3
100	Bandai Namco Holdings, Inc. (Leisure Products)	7
333	Bridgestone Corp. (Auto Components)	11
100	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	2
500	Canon, Inc. (Technology Hardware, Storage & Peripherals)	11
100	Capcom Co. Ltd. (Entertainment)	3
100	Central Japan Railway Co. (Road & Rail)	12
400	Chubu Electric Power Co., Inc. (Electric Utilities)	4
900	Concordia Financial Group Ltd. (Banks)	3
300	CyberAgent, Inc. (Media)	3
100	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	2
30	Daifuku Co. Ltd. (Machinery)	1
486	Dai-ichi Life Holdings, Inc. (Insurance)	8
120	Daikin Industries Ltd. (Building Products)	18

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	$6
3	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	6
900	Daiwa Securities Group, Inc. (Capital Markets)	4
256	Denso Corp. (Auto Components)	12
100	Dentsu Group, Inc. (Media)	3
35	Disco Corp. (Semiconductors & Semiconductor Equipment)	8
200	East Japan Railway Co. (Road & Rail)	10
1,700	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	5
49	FANUC Corp. (Machinery)	7
100	Fuji Electric Co. Ltd. (Electrical Equipment)	4
200	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	9
152	Fujitsu Ltd. (IT Services)(a)	17
3	GLP J-REIT (Equity Real Estate Investment Trusts)	3
100	Hakuhodo DY Holdings, Inc. (Media)	1
100	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	4
100	Hankyu Hanshin Holdings, Inc. (Road & Rail)	3
27	Hikari Tsushin, Inc. (Specialty Retail)	3
42	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	6
100	Hitachi Construction Machinery Co. Ltd. (Machinery)	2
100	Hitachi Metals Ltd. (Metals & Mining)(b)	2
800	Honda Motor Co. Ltd. (Automobiles)	17
200	HOYA Corp. (Health Care Equipment & Supplies)	19
200	Hulic Co. Ltd. (Real Estate Management & Development)(a)	1
100	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	3
152	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	3
100	Iida Group Holdings Co. Ltd. (Household Durables)	1
500	Inpex Corp. (Oil, Gas & Consumable Fuels)	5
300	Isuzu Motors Ltd. (Automobiles)	3
600	ITOCHU Corp. (Trading Companies & Distributors)	14
48	Japan Airlines Co. Ltd. (Airlines)(a)(b)	1
300	Japan Exchange Group, Inc. (Capital Markets)	4
200	Japan Post Bank Co. Ltd. (Banks)	1
1,400	Japan Post Holdings Co. Ltd. (Insurance)(a)	9
100	Japan Post Insurance Co. Ltd. (Insurance)(a)	1
1	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	4
4	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	3
300	JFE Holdings, Inc. (Metals & Mining)	3
200	Kajima Corp. (Construction & Engineering)	2
100	Kakaku.com, Inc. (Interactive Media & Services)	2
227	Kao Corp. (Personal Products)	9

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
774	KDDI Corp. (Wireless Telecommunication Services)	$23
32	Keio Corp. (Road & Rail)	1
100	Keisei Electric Railway Co. Ltd. (Road & Rail)	3
134	Keyence Corp. (Electronic Equipment, Instruments & Components)	43
100	Kikkoman Corp. (Food Products)	6
100	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	3
400	Kirin Holdings Co. Ltd. (Beverages)	6
100	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	2
68	Koito Manufacturing Co. Ltd. (Auto Components)	1
500	Komatsu Ltd. (Machinery)	9
43	Kose Corp. (Personal Products)	4
500	Kubota Corp. (Machinery)	7
200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	10
100	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	2
100	Lixil Corp. (Building Products)	1
200	M3, Inc. (Health Care Technology)	6
100	Makita Corp. (Machinery)	2
800	Marubeni Corp. (Trading Companies & Distributors)	7
300	Mazda Motor Corp. (Automobiles)	2
200	MINEBEA MITSUMI, Inc. (Machinery)	3
100	MISUMI Group, Inc. (Machinery)	2
600	Mitsubishi Corp. (Trading Companies & Distributors)	16
1,100	Mitsubishi Electric Corp. (Electrical Equipment)	10
600	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	8
500	Mitsubishi HC Capital, Inc. (Diversified Financial Services)	2
200	Mitsubishi Heavy Industries Ltd. (Machinery)	7
6,479	Mitsubishi UFJ Financial Group, Inc. (Banks)	29
700	Mitsui & Co. Ltd. (Trading Companies & Distributors)	15
100	Mitsui Chemicals, Inc. (Chemicals)	2
500	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	10
200	Mitsui O.S.K. Lines Ltd. (Marine)	4
1,310	Mizuho Financial Group, Inc. (Banks)	14
100	MonotaRO Co. Ltd. (Trading Companies & Distributors)	2
230	MS&AD Insurance Group Holdings, Inc. (Insurance)	6
337	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	16
130	NEC Corp. (Technology Hardware, Storage & Peripherals)	4
200	Nexon Co. Ltd. (Entertainment)	4
100	NGK Insulators Ltd. (Machinery)	1
200	Nidec Corp. (Electrical Equipment)	11
200	Nihon M&A Center Holdings, Inc. (Professional Services)	2
450	Nintendo Co. Ltd. (Entertainment)	18

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	$4
400	Nippon Paint Holdings Co. Ltd. (Chemicals)(a)	3
1	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(a)	2
100	Nippon Sanso Holdings Corp. (Chemicals)	2
400	Nippon Steel Corp. (Metals & Mining)(a)	6
562	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	15
300	Nippon Yusen KK (Marine)	5
1,300	Nissan Motor Co. Ltd. (Automobiles)	4
154	Nisshin Seifun Group, Inc. (Food Products)	2
100	Nitto Denko Corp. (Chemicals)	5
1,500	Nomura Holdings, Inc. (Capital Markets)	5
3	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	3
135	Nomura Research Institute Ltd. (IT Services)	3
300	NTT Data Corp. (IT Services)	4
600	Obayashi Corp. (Construction & Engineering)	4
100	Odakyu Electric Railway Co. Ltd. (Road & Rail)	1
500	Oji Paper Co. Ltd. (Paper & Forest Products)	2
47	OMRON Corp. (Electronic Equipment, Instruments & Components)	2
49	Oracle Corp. (Software)	3
100	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	14
600	ORIX Corp. (Diversified Financial Services)	8
200	Osaka Gas Co. Ltd. (Gas Utilities)	3
34	OTSUKA Corp. (IT Services)	1
168	Pan Pacific International Holdings Corp. (Multiline Retail)	3
1,200	Panasonic Holdings Corp. (Household Durables)	8
100	Persol Holdings Co. Ltd. (Professional Services)(a)	2
500	Rakuten Group, Inc. (Internet & Direct Marketing Retail)	2
700	Recruit Holdings Co. Ltd. (Professional Services)	20
700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	6
1,300	Resona Holdings, Inc. (Banks)	5
300	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	2
21	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	1
100	SBI Holdings, Inc. (Capital Markets)	2
100	SCSK Corp. (IT Services)	2
100	Secom Co. Ltd. (Commercial Services & Supplies)	6
100	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	1
200	Sekisui Chemical Co. Ltd. (Household Durables)	2
300	Sekisui House Ltd. (Household Durables)	5
367	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	15

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
200	SG Holdings Co. Ltd. (Air Freight & Logistics)	$3
100	Sharp Corp. (Household Durables)(a)	1
300	Shimizu Corp. (Construction & Engineering)	1
200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	20
1,500	Softbank Corp. (Wireless Telecommunication Services)	15
618	SoftBank Group Corp. (Wireless Telecommunication Services)	21
200	Sompo Holdings, Inc. (Insurance)	8
600	Sony Group Corp. (Household Durables)	39
300	Subaru Corp. (Automobiles)	5
200	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(a)	2
600	Sumitomo Corp. (Trading Companies & Distributors)	7
400	Sumitomo Electric Industries Ltd. (Auto Components)	4
100	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	3
700	Sumitomo Mitsui Financial Group, Inc. (Banks)	19
123	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	3
100	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	2
100	Suntory Beverage & Food Ltd. (Beverages)	4
200	Suzuki Motor Corp. (Automobiles)	6
300	T&D Holdings, Inc. (Insurance)	3
100	Taisei Corp. (Construction & Engineering)	3
200	TDK Corp. (Electronic Equipment, Instruments & Components)	6
300	Terumo Corp. (Health Care Equipment & Supplies)	8
400	The Chiba Bank Ltd. (Banks)	2
500	The Kansai Electric Power Co., Inc. (Electric Utilities)	4
400	The Shizuoka Bank Ltd. (Banks)	2
100	TIS, Inc. (IT Services)	3
145	Tobu Railway Co. Ltd. (Road & Rail)	3
45	Toho Co. Ltd. (Entertainment)	2
993	Tokio Marine Holdings, Inc. (Insurance)	18
900	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(b)	3
100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	25
200	Tokyo Gas Co. Ltd. (Gas Utilities)	3
300	Tokyu Corp. (Road & Rail)	3
100	TOPPAN, Inc. (Commercial Services & Supplies)	1
800	Toray Industries, Inc. (Chemicals)	4
200	Toshiba Corp. (Industrial Conglomerates)	7
100	Tosoh Corp. (Chemicals)	1
100	TOTO Ltd. (Building Products)	3
100	Toyota Industries Corp. (Auto Components)	5
5,550	Toyota Motor Corp. (Automobiles)	72
100	Trend Micro, Inc. (Software)	5
200	Unicharm Corp. (Household Products)	7
100	USS Co. Ltd. (Specialty Retail)	2
100	Yakult Honsha Co. Ltd. (Food Products)	6
100	Yamaha Corp. (Leisure Products)	4
200	Yamaha Motor Co. Ltd. (Automobiles)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	$3
100	Yaskawa Electric Corp. (Machinery)	3
100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	2
1,500	Z Holdings Corp. (Interactive Media & Services)	4
100	ZOZO, Inc. (Internet & Direct Marketing Retail)(a)	2
		1,227

	Jersey — 0.17%
4,971	Glencore PLC (Metals & Mining)(a)	26
49	Novocure Ltd. (Health Care Equipment & Supplies)(b)	4
616	WPP PLC (Media)	5
		35

	Liberia — 0.02%
122	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(b)	5

	Luxembourg — 0.04%
242	ArcelorMittal SA (Metals & Mining)	5
259	Tenaris SA (Energy Equipment & Services)	3
		8

	Netherlands — 1.49%
224	ABN AMRO Bank N.V. (Banks)	2
12	Adyen N.V. (IT Services)(a)(b)	15
992	AEGON N.V. (Insurance)	4
99	Akzo Nobel N.V. (Chemicals)	6
30	Argenx SE (Biotechnology)(b)	11
24	ASM International N.V. (Semiconductors & Semiconductor Equipment)	5
203	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(a)	83
541	CNH Industrial N.V. (Machinery)	6
45	Euronext N.V. (Capital Markets)	3
62	EXOR NV (Diversified Financial Services)(b)	4
48	Heineken Holding N.V. (Beverages)	3
114	Heineken N.V. (Beverages)	10
31	IMCD NV (Trading Companies & Distributors)(a)	4
1,920	ING Groep N.V. (Banks)	16
59	JDE Peet's N.V. (Food Products)	2
103	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(b)	2
546	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	14
93	Koninklijke DSM N.V. (Chemicals)	11
1,769	Koninklijke KPN N.V. (Diversified Telecommunication Services)	5
415	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	6
122	LyondellBasell Industries N.V., Class - A (Chemicals)	9
149	NN Group N.V. (Insurance)	6
137	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	20
51	OCI N.V. (Chemicals)(a)	2
415	Prosus N.V. (Internet & Direct Marketing Retail)(a)	22
62	Randstad N.V. (Professional Services)^	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
316	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	$10
383	Universal Music Group N.V. (Entertainment)	7
138	Wolters Kluwer N.V. (Professional Services)	13
		304

	New Zealand — 0.07%
407	Auckland International Airport Ltd. (Transportation Infrastructure)(b)	2
304	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	3
356	Mercury NZ Ltd. (Electric Utilities)	1
828	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	2
843	Spark New Zealand Ltd. (Diversified Telecommunication Services)	2
70	Xero Ltd. (Software)(b)	4
		14

	Norway — 0.24%
161	Adevinta ASA (Interactive Media & Services)(b)	1
160	Aker BP ASA (Oil, Gas & Consumable Fuels)	5
447	DNB Bank ASA (Banks)	7
496	Equinor ASA (Oil, Gas & Consumable Fuels)	16
121	Gjensidige Forsikring ASA (Insurance)	2
220	Mowi ASA (Food Products)(a)	3
712	Norsk Hydro ASA (Metals & Mining)	4
382	Orkla ASA (Food Products)	3
33	Salmar ASA (Food Products)	1
373	Telenor ASA (Diversified Telecommunication Services)	3
86	Yara International ASA (Chemicals)	3
		48

	Panama — 0.02%
444	Carnival Corp. (Hotels, Restaurants & Leisure)(b)	3

	Portugal — 0.06%
1,449	EDP - Energias de Portugal SA (Electric Utilities)	6
282	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(a)	3
146	Jeronimo Martins SGPS, SA (Food & Staples Retailing)(a)	3
		12

	Singapore — 0.46%
1,650	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	3
2,740	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	4
1,500	Capitaland Investment, Ltd. (Real Estate Management & Development)	4
200	City Developments Ltd. (Real Estate Management & Development)	1
924	DBS Group Holdings Ltd. (Banks)	21
3,300	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	2
488	Grab Holdings Ltd. (Road & Rail)(b)	1
800	Keppel Corp. Ltd. (Industrial Conglomerates)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
200	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	$—
1,659	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	2
1,735	Oversea-Chinese Banking Corp. Ltd. (Banks)	14
189	Sea Ltd., ADR (Entertainment)(b)	11
600	Singapore Airlines Ltd. (Airlines)(b)	2
500	Singapore Exchange Ltd. (Capital Markets)	3
3,800	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	7
600	United Overseas Bank Ltd. (Banks)	11
100	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	1
900	Wilmar International Ltd. (Food Products)	2
		93

	Spain — 0.73%
12	Acciona SA (Electric Utilities)	2
135	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	3
38	Aena SME SA (Transportation Infrastructure)(b)	4
238	Amadeus IT Group SA (IT Services)(b)	11
3,262	Banco Bilbao Vizcaya Argentaria SA (Banks)	15
8,530	Banco Santander SA (Banks)(a)	20
2,300	CaixaBank SA (Banks)	7
285	Cellnex Telecom SA (Diversified Telecommunication Services)	9
150	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	3
121	Enagas SA (Gas Utilities)(a)	2
78	Endesa SA (Electric Utilities)	1
261	Ferrovial SA (Construction & Engineering)	6
154	Grifols SA (Biotechnology)(b)	1
2,953	Iberdrola SA (Electric Utilities)	27
584	Industria de Diseno Textil SA (Specialty Retail)	12
70	Naturgy Energy Group SA (Gas Utilities)	2
223	Red Electrica Corp. SA (Electric Utilities)	3
767	Repsol SA (Oil, Gas & Consumable Fuels)	9
116	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)(b)	2
2,621	Telefonica SA (Diversified Telecommunication Services)	9
		148

	Sweden — 0.91%
156	Alfa Laval AB (Machinery)	4
518	Assa Abloy AB, B Shares (Building Products)	10
1,412	Atlas Copco AB, Class - A (Machinery)(b)	14
670	Atlas Copco AB, Class - B (Machinery)	6
140	Boliden AB (Metals & Mining)	4
98	Electrolux AB, Class - B (Household Durables)	1
367	Embracer Group AB (Entertainment)^(b)	2
348	Epiroc AB, Class - A (Machinery)	5
212	Epiroc AB, Class - B (Machinery)	3
151	Equities AB (Capital Markets)	3
322	Essity AB, Class - B (Household Products)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
93	Evolution AB (Hotels, Restaurants & Leisure)	$7
306	Fastighets AB Balder, B Shares (Real Estate Management & Development)(b)	1
120	Getinge AB, B Shares (Health Care Equipment & Supplies)	2
513	H & M Hennes & Mauritz AB, B Shares (Specialty Retail)^	5
971	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	9
48	Holmen AB, B Shares (Paper & Forest Products)	2
214	Husqvarna AB, B Shares (Machinery)	1
71	Industrivarden AB, A Shares (Diversified Financial Services)(a)	1
20	Industrivarden AB, Class - C (Diversified Financial Services)	—
155	Indutrade AB (Trading Companies & Distributors)	3
81	Investment AB Latour, Class - B (Industrial Conglomerates)	1
278	Investor AB, Class - A (Diversified Financial Services)	4
850	Investor AB, Class - B (Diversified Financial Services)	12
120	Kinnevik AB, Class - B (Diversified Financial Services)(b)	2
37	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	1
127	Lifco AB, Class - B (Industrial Conglomerates)	2
745	Nibe Industrier AB, Class - B (Building Products)	7
95	Sagax AB, Class - B (Real Estate Management & Development)	2
513	Sandvik AB (Machinery)	7
148	Securitas AB, Class - B (Commercial Services & Supplies)	1
847	Skandinaviska Enskilda Banken AB, Class - A (Banks)	8
174	Skanska AB, B Shares (Construction & Engineering)	2
194	SKF AB, B Shares (Machinery)	3
310	Svenska Cellulosa AB SCA, Class - B (Paper & Forest Products)	4
765	Svenska Handelsbanken AB, A Shares (Banks)	6
465	Swedbank AB, A Shares (Banks)	6
264	Tele2 AB, B Shares (Wireless Telecommunication Services)	2
1,530	Telefonaktiebolaget LM Ericsson, Class - B (Communications Equipment)	9
1,342	Telia Co. AB (Diversified Telecommunication Services)(a)	4
678	Volvo AB, B Shares (Machinery)	10
207	Volvo AB, Class - A (Machinery)	3
325	Volvo Car AB, Class - B (Automobiles)(b)	1
		186

	Switzerland — 2.48%
832	ABB Ltd., Registered Shares (Electrical Equipment)	21
82	Adecco Group AG (Professional Services)(a)	2

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
244	Alcon, Inc. (Health Care Equipment & Supplies)	$14
24	Baloise Holding AG, Registered Shares (Insurance)	3
2	Barry Callebaut AG, Registered Shares (Food Products)(a)	4
1	Chocoladefabriken Lindt & Spruengli AG (Food Products)	10
215	Chubb Ltd. (Insurance)	39
259	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	24
100	Clariant AG, Registered Shares (Chemicals)	2
114	Coca-Cola HBC AG (Beverages)	2
1,391	Credit Suisse Group AG, Registered Shares (Capital Markets)	6
3	EMS-Chemie Holding AG (Chemicals)	2
80	Garmin Ltd. (Household Durables)	6
19	Geberit AG, Registered Shares (Building Products)	8
5	Givaudan SA, Registered Shares (Chemicals)	15
287	Holcim Ltd., Registered Shares (Construction Materials)(a)	12
119	Julius Baer Group Ltd. (Capital Markets)	5
28	Kuehne & Nagel International AG, Registered Shares (Marine)	6
89	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	4
1,443	Nestle SA, Registered Shares (Food Products)	156
12	Partners Group Holding AG (Capital Markets)	10
18	Schindler Holding AG (Machinery)	3
19	Schindler Holding AG, Registered Shares (Machinery)	3
3	SGS SA, Registered Shares (Professional Services)(a)	6
152	SIG Group AG (Containers & Packaging)(a)	3
74	Sika AG, Registered Shares (Chemicals)(a)	15
28	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)	6
55	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	5
16	Swiss Life Holding AG (Insurance)	7
38	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	3
158	Swiss Re AG (Insurance)	12
13	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	6
161	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	18
35	Temenos AG, Registered Shares (Software)	2
39	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	2
14	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	3
1,725	UBS Group AG (Capital Markets)	25
14	VAT Group AG (Machinery)(a)	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
78	Zurich Financial Services AG (Insurance)	$31
		504

	United Arab Emirates — 0.00%
118	NMC Health PLC (Health Care Providers & Services)(b)(c)	—

	United Kingdom — 4.15%
506	3i Group PLC (Capital Markets)	6
1,208	abrdn PLC (Diversified Financial Services)	2
100	Admiral Group PLC (Insurance)	2
795	Amcor PLC (Containers & Packaging)	9
663	Anglo American PLC (Metals & Mining)	20
200	Antofagasta PLC (Metals & Mining)	2
110	Aon PLC, Class - A (Insurance)	29
129	Aptiv PLC (Auto Components)(b)	10
234	Ashtead Group PLC (Trading Companies & Distributors)	11
190	Associated British Foods PLC (Food Products)	3
483	Auto Trader Group PLC (Interactive Media & Services)(a)	3
69	Aveva Group PLC (Software)	2
1,440	Aviva PLC (Insurance)	6
8,035	Barclays PLC (Banks)(a)	13
502	Barratt Developments PLC (Household Durables)(a)	2
52	Berkeley Group Holdings PLC (Household Durables)	2
9,737	BP PLC (Oil, Gas & Consumable Fuels)	47
426	British Land Co. PLC (Equity Real Estate Investment Trusts)	2
3,510	BT Group PLC (Diversified Telecommunication Services)	5
177	Bunzl PLC (Trading Companies & Distributors)	5
221	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(a)	4
182	Clarivate PLC (Professional Services)(b)	2
108	Coca-Cola Europacific Partners PLC (Beverages)	5
898	Compass Group PLC (Hotels, Restaurants & Leisure)	18
71	Croda International PLC (Chemicals)(a)	5
1,131	Diageo PLC (Beverages)	48
107	Ferguson PLC (Trading Companies & Distributors)	11
2,600	Haleon PLC (Personal Products)(b)	8
169	Halma PLC (Electronic Equipment, Instruments & Components)	4
176	Hargreaves Lansdown PLC (Capital Markets)	2
10,167	HSBC Holdings PLC (Banks)	53
810	Informa PLC (Media)	5
96	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	5
83	Intertek Group PLC (Professional Services)	3
842	J Sainsbury PLC (Food & Staples Retailing)	2
1,475	JD Sports Fashion PLC (Specialty Retail)	2
100	Johnson Matthey PLC (Chemicals)	2
1,048	Kingfisher PLC (Specialty Retail)	3
371	Land Securities Group PLC (Equity Real Estate Investment Trusts)	2
3,141	Legal & General Group PLC (Insurance)	7
72	Liberty Global PLC, Class - A (Media)(b)	1

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
98	Liberty Global PLC, Class - C (Diversified Telecommunication Services)(b)	$2
256	Linde PLC (Chemicals)	68
33,991	Lloyds Banking Group PLC (Banks)	15
173	London Stock Exchange Group PLC (Capital Markets)(a)	15
1,406	M&G PLC (Diversified Financial Services)	3
267	Mondi PLC (Paper & Forest Products)	4
1,842	National Grid PLC (Multi-Utilities)	19
2,685	NatWest Group PLC (Banks)(a)	7
71	Next PLC (Multiline Retail)	4
254	Ocado Group PLC (Food & Staples Retailing)(a)(b)	1
399	Pearson PLC (Media)	4
163	Persimmon PLC (Household Durables)	2
381	Phoenix Group Holdings PLC (Insurance)	2
1,456	Prudential PLC (Insurance)	14
943	RELX PLC (Professional Services)	23
983	Rentokil Initial PLC (Commercial Services & Supplies)	5
581	Rio Tinto PLC (Metals & Mining)	31
417	Schroders PLC (Capital Markets)	2
618	Segro PLC (Equity Real Estate Investment Trusts)	5
74	Sensata Technologies Holding PLC (Electrical Equipment)	3
121	Severn Trent PLC (Water Utilities)(a)	3
3,761	Shell PLC (Oil, Gas & Consumable Fuels)	92
463	Smith & Nephew PLC (Health Care Equipment & Supplies)	5
219	Smiths Group PLC (Industrial Conglomerates)	4
38	Spirax-Sarco Engineering PLC (Machinery)	4
477	SSE PLC (Electric Utilities)	8
272	St. James Place PLC (Capital Markets)	3
1,366	Standard Chartered PLC (Banks)	9
1,079	Stellantis N.V. (Automobiles)	13
1,778	Taylor Wimpey PLC (Household Durables)(a)	2
3,950	Tesco PLC (Food & Staples Retailing)	9
545	The Sage Group PLC (Software)	4
1,279	Unilever PLC (Personal Products)	55
340	United Utilities Group PLC (Water Utilities)	3
13,307	Vodafone Group PLC (Wireless Telecommunication Services)	15
107	Whitbread PLC (Hotels, Restaurants & Leisure)	3
59	Willis Towers Watson PLC (Insurance)	12
		846

	United States — 68.08%
302	3M Co. (Industrial Conglomerates)	33
72	A.O. Smith Corp. (Building Products)	3
24	Abiomed, Inc. (Health Care Equipment & Supplies)(b)	6
322	Accenture PLC, Class - A (IT Services)	83
392	Activision Blizzard, Inc. (Entertainment)	29
241	Adobe, Inc. (Software)(b)	66
39	Advance Auto Parts, Inc. (Specialty Retail)	6
813	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(b)	52
95	Affirm Holdings, Inc. (IT Services)(b)	2
295	Aflac, Inc. (Insurance)	17

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
156	Agilent Technologies, Inc. (Life Sciences Tools & Services)	$19
110	Air Products & Chemicals, Inc. (Chemicals)	26
197	Airbnb, Inc., Class - A (Hotels, Restaurants & Leisure)(b)	21
86	Akamai Technologies, Inc. (IT Services)(b)	7
61	Albemarle Corp. (Chemicals)	16
97	Alcoa Corp. (Metals & Mining)	3
77	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	11
39	Align Technology, Inc. (Health Care Equipment & Supplies)(b)	8
7	Alleghany Corp. (Insurance)(b)	6
104	Alliant Energy Corp. (Electric Utilities)	6
174	Ally Financial, Inc. (Consumer Finance)	5
63	Alnylam Pharmaceuticals, Inc. (Biotechnology)(b)	13
3,066	Alphabet, Inc., Class - A (Interactive Media & Services)(b)	292
2,856	Alphabet, Inc., Class - C (Interactive Media & Services)(b)	274
4,659	Amazon.com, Inc. (Internet & Direct Marketing Retail)(b)	525
261	AMC Entertainment Holdings (Entertainment)	1
261	AMC Entertainment Holdings, Inc. (Entertainment)^(b)	2
5	AMERCO (Road & Rail)	3
132	Ameren Corp. (Multi-Utilities)	11
251	American Electric Power Company, Inc. (Electric Utilities)	22
326	American Express Co. (Consumer Finance)	44
37	American Financial Group, Inc. (Insurance)	5
150	American Homes 4 Rent, Class - A (Equity Real Estate Investment Trusts)	5
411	American International Group, Inc. (Insurance)	20
236	American Tower Corp. (Equity Real Estate Investment Trusts)	51
95	American Water Works Co., Inc. (Water Utilities)	12
55	Ameriprise Financial, Inc. (Capital Markets)	14
76	AmerisourceBergen Corp. (Health Care Providers & Services)	10
118	AMETEK, Inc. (Electrical Equipment)	13
268	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	18
267	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	37
199	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	3
39	ANSYS, Inc. (Software)(b)	9
179	APA Corp. (Oil, Gas & Consumable Fuels)	6
210	Apollo Global Management, Inc. (Diversified Financial Services)	10
8,219	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,135
421	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	34
67	AppLovin Corp., Class - A (Software)(b)	1
124	Aramark (Hotels, Restaurants & Leisure)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
280	Archer-Daniels-Midland Co. (Food Products)	$23
130	Arista Networks, Inc. (Communications Equipment)(b)	15
33	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(b)	3
108	Arthur J. Gallagher & Co. (Insurance)	18
30	Assurant, Inc. (Insurance)	4
3,672	AT&T, Inc. (Diversified Telecommunication Services)	56
69	Atmos Energy Corp. (Gas Utilities)	7
109	Autodesk, Inc. (Software)(b)	20
211	Automatic Data Processing, Inc. (IT Services)	48
10	AutoZone, Inc. (Specialty Retail)(b)	21
47	Avalara, Inc. (Software)(b)	4
72	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	13
323	Avantor, Inc. (Life Sciences Tools & Services)(b)	6
42	Avery Dennison Corp. (Containers & Packaging)	7
549	Baker Hughes, Inc. (Energy Equipment & Services)	12
169	Ball Corp. (Containers & Packaging)	8
3,676	Bank of America Corp. (Banks)	111
141	Bath & Body Works, Inc. (Specialty Retail)	5
262	Baxter International, Inc. (Health Care Equipment & Supplies)	14
141	Becton Dickinson & Co. (Health Care Equipment & Supplies)	31
88	Bentley Systems, Inc., Class - B (Software)	3
652	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(b)	174
106	Best Buy Co., Inc. (Specialty Retail)	7
50	Bill.com Holdings, Inc. (Software)(b)	7
95	BioMarin Pharmaceutical, Inc. (Biotechnology)(b)	8
20	Bio-Techne Corp. (Life Sciences Tools & Services)	6
85	Black Knight, Inc. (IT Services)(b)	6
76	BlackRock, Inc., Class - A (Capital Markets)	42
363	Blackstone, Inc., Class - A (Capital Markets)	30
267	Block, Inc. (IT Services)(b)	15
21	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)(b)	35
71	Booz Allen Hamilton Holding Corp. (Professional Services)	7
123	BorgWarner, Inc. (Auto Components)	4
78	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	6
699	Boston Scientific Corp. (Health Care Equipment & Supplies)(b)	27
204	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	91
61	Broadridge Financial Solutions, Inc. (IT Services)	9
63	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(a)	2
124	Brown & Brown, Inc. (Insurance)	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
161	Brown-Forman Corp., Class - B (Beverages)	$11
36	Burlington Stores, Inc. (Specialty Retail)(b)	4
68	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	7
3	Cable One, Inc. (Media)	3
134	Cadence Design Systems, Inc. (Software)(b)	22
113	Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)(b)	4
48	Camden Property Trust (Equity Real Estate Investment Trusts)	6
103	Campbell Soup Co. (Food Products)	5
200	Capital One Financial Corp. (Consumer Finance)	18
147	Cardinal Health, Inc. (Health Care Providers & Services)	10
26	Carlisle Cos., Inc. (Industrial Conglomerates)	7
85	CarMax, Inc. (Specialty Retail)(b)	6
435	Carrier Global Corp. (Building Products)	15
275	Caterpillar, Inc. (Machinery)	45
58	CBOE Global Markets, Inc. (Capital Markets)	7
168	CBRE Group, Inc., Class - A (Real Estate Management & Development)(b)	11
72	CDW Corp. (Electronic Equipment, Instruments & Components)	11
57	Celanese Corp., Series A (Chemicals)	5
328	CenterPoint Energy, Inc. (Multi-Utilities)	9
74	Ceridian HCM Holding, Inc. (Software)(b)	4
112	CF Industries Holdings, Inc. (Chemicals)	11
60	Charter Communications, Inc., Class - A (Media)(b)	18
110	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	18
955	Chevron Corp. (Oil, Gas & Consumable Fuels)	137
57	Chewy, Inc., Class - A (Internet & Direct Marketing Retail)(b)	2
14	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(b)	21
161	Cigna Corp. (Health Care Providers & Services)	45
79	Cincinnati Financial Corp. (Insurance)	7
45	Cintas Corp. (Commercial Services & Supplies)	17
2,081	Cisco Systems, Inc. (Communications Equipment)	83
998	Citigroup, Inc. (Banks)	42
222	Citizens Financial Group, Inc. (Banks)	8
65	Citrix Systems, Inc. (Software)	7
275	Cleveland-Cliffs, Inc. (Metals & Mining)(b)	4
137	Cloudflare, Inc., Class - A (Software)(b)	8
181	CME Group, Inc. (Capital Markets)	32
149	CMS Energy Corp. (Multi-Utilities)	9
90	Cognex Corp. (Electronic Equipment, Instruments & Components)	4
272	Cognizant Technology Solutions Corp. (IT Services)	16
65	Coinbase Global, Inc., Class - A (Capital Markets)(b)	4
397	Colgate-Palmolive Co. (Household Products)	28
2,270	Comcast Corp., Class - A (Media)	67
250	Conagra Brands, Inc. (Food Products)	8

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
655	ConocoPhillips (Oil, Gas & Consumable Fuels)	$67
182	Consolidated Edison, Inc. (Multi-Utilities)	16
78	Constellation Brands, Inc., Class - A (Beverages)	18
172	Constellation Energy Corp. (Electric Utilities)	14
113	Copart, Inc. (Commercial Services & Supplies)(b)	12
359	Corteva, Inc. (Chemicals)	21
210	CoStar Group, Inc. (Professional Services)(b)	15
224	Costco Wholesale Corp. (Food & Staples Retailing)	106
424	Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	11
38	Coupa Software, Inc. (Software)(b)	2
103	Crowdstrike Holdings, Inc., Class - A (Software)(b)	17
221	Crown Castle, Inc. (Equity Real Estate Investment Trusts)	32
66	Crown Holdings, Inc. (Containers & Packaging)	5
1,096	CSX Corp. (Road & Rail)	29
67	Cummins, Inc. (Machinery)	14
666	CVS Health Corp. (Health Care Providers & Services)	64
175	D.R. Horton, Inc. (Household Durables)	12
58	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	7
128	Datadog, Inc., Class - A (Software)(b)	11
30	DaVita, Inc. (Health Care Providers & Services)(b)	2
149	Deere & Co. (Machinery)	50
151	DELL Technologies, Inc., Class - C (Technology Hardware, Storage & Peripherals)	5
79	Delta Air Lines, Inc. (Airlines)(b)	2
109	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	3
321	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	19
204	Dexcom, Inc. (Health Care Equipment & Supplies)(b)	16
87	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	10
145	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	14
147	Discover Financial Services (Consumer Finance)	13
140	Dish Network Corp. (Media)(b)	2
104	DocuSign, Inc. (Software)(b)	6
117	Dollar General Corp. (Multiline Retail)	28
119	Dollar Tree, Inc. (Multiline Retail)(b)	16
401	Dominion Energy, Inc. (Multi-Utilities)	28
19	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	6
104	DoorDash, Inc., Class - A (Internet & Direct Marketing Retail)(b)	5
74	Dover Corp. (Machinery)	9
379	Dow, Inc. (Chemicals)	17
162	Dropbox, Inc., Class - A (Software)(b)	3
100	DTE Energy Co. (Multi-Utilities)	12
384	Duke Energy Corp. (Electric Utilities)	36

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
198	Duke Realty Corp. (Equity Real Estate Investment Trusts)	$10
245	DuPont de Nemours, Inc. (Chemicals)	12
98	Dynatrace, Inc. (Software)(b)	3
51	Eastman Chemical Co. (Chemicals)	4
302	eBay, Inc. (Internet & Direct Marketing Retail)	11
126	Ecolab, Inc. (Chemicals)	18
198	Edison International (Electric Utilities)	11
307	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(b)	25
225	Elanco Animal Health, Inc. (Pharmaceuticals)(b)	3
148	Electronic Arts, Inc. (Entertainment)	17
122	Elevance Health, Inc. (Health Care Providers & Services)	55
298	Emerson Electric Co. (Electrical Equipment)	22
70	Enphase Energy, Inc. (Semiconductors & Semiconductor Equipment)(b)	19
68	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	6
104	Entergy Corp. (Electric Utilities)	10
294	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	33
30	EPAM Systems, Inc. (IT Services)(b)	11
176	EQT Corp. (Oil, Gas & Consumable Fuels)	7
64	Equifax, Inc. (Professional Services)	11
47	Equinix, Inc. (Equity Real Estate Investment Trusts)	27
185	Equitable Holdings, Inc. (Diversified Financial Services)	5
85	Equity Lifestyle Properties, Inc. (Equity Real Estate Investment Trusts)	5
183	Equity Residential (Equity Real Estate Investment Trusts)	12
15	Erie Indemnity Co., Class - A (Insurance)	3
122	Essential Utilities, Inc. (Water Utilities)	5
33	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	8
67	Etsy, Inc. (Internet & Direct Marketing Retail)(b)	7
118	Evergy, Inc. (Electric Utilities)	7
179	Eversource Energy (Electric Utilities)	14
91	Exact Sciences Corp. (Biotechnology)(b)	3
516	Exelon Corp. (Electric Utilities)	19
73	Expedia Group, Inc. (Hotels, Restaurants & Leisure)(b)	7
89	Expeditors International of Washington, Inc. (Air Freight & Logistics)	8
70	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	12
2,137	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	187
32	F5, Inc. (Communications Equipment)(b)	5
20	FactSet Research Systems, Inc. (Capital Markets)	8
14	Fair Isaac Corp. (Software)(b)	6
302	Fastenal Co. (Trading Companies & Distributors)	14
126	FedEx Corp. (Air Freight & Logistics)	19
142	Fidelity National Financial, Inc. (Insurance)	5
307	Fidelity National Information Services, Inc. (IT Services)	23
357	Fifth Third Bancorp (Banks)	11

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
6	First Citizens BancShares, Inc., Class - A (Banks)	$5
92	First Republic Bank (Banks)	12
284	FirstEnergy Corp. (Electric Utilities)	11
310	Fiserv, Inc. (IT Services)(b)	29
41	FleetCor Technologies, Inc. (IT Services)(b)	7
66	FMC Corp. (Chemicals)	7
2,021	Ford Motor Co. (Automobiles)	23
357	Fortinet, Inc. (Software)(b)	18
182	Fortive Corp. (Machinery)	11
73	Fortune Brands Home & Security, Inc. (Building Products)	4
161	Fox Corp., Class - A (Media)	5
33	Fox Corp., Class - B (Media)	1
152	Franklin Resources, Inc. (Capital Markets)	3
718	Freeport-McMoRan, Inc. (Metals & Mining)	20
121	Gaming and Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	5
43	Gartner, Inc. (IT Services)(b)	12
33	Generac Holdings, Inc. (Electrical Equipment)(b)	6
316	General Mills, Inc. (Food Products)	24
700	General Motors Co. (Automobiles)	22
76	Genuine Parts Co. (Distributors)	11
139	Global Payments, Inc. (IT Services)	15
49	Globe Life, Inc. (Insurance)	5
87	GoDaddy, Inc., Class - A (IT Services)(b)	6
26	Guidewire Software, Inc. (Software)(b)	2
459	Halliburton Co. (Energy Equipment & Services)	11
73	Hasbro, Inc. (Leisure Products)	5
124	HCA Healthcare, Inc. (Health Care Providers & Services)	23
174	Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4
270	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	6
23	HEICO Corp. (Aerospace & Defense)	3
39	HEICO Corp., Class - A (Aerospace & Defense)	4
74	Henry Schein, Inc. (Health Care Providers & Services)(b)	5
135	Hess Corp. (Oil, Gas & Consumable Fuels)	15
623	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	7
146	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	18
132	Hologic, Inc. (Health Care Equipment & Supplies)(b)	9
155	Hormel Foods Corp. (Food Products)	7
376	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	6
202	Howmet Aerospace, Inc. (Aerospace & Defense)	6
542	HP, Inc. (Technology Hardware, Storage & Peripherals)	14
24	HubSpot, Inc. (Software)(b)	6
64	Humana, Inc. (Health Care Providers & Services)	31
654	Huntington Bancshares, Inc. (Banks)	9
43	IAC, Inc. (Interactive Media & Services)(b)	2
42	IDEX Corp. (Machinery)	8

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
41	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(b)	$13
158	Illinois Tool Works, Inc. (Machinery)	29
98	Incyte Corp. (Biotechnology)(b)	7
199	Ingersoll Rand, Inc. (Machinery)	9
36	Insulet Corp. (Health Care Equipment & Supplies)(b)	8
2,077	Intel Corp. (Semiconductors & Semiconductor Equipment)	54
279	Intercontinental Exchange, Inc. (Capital Markets)	25
455	International Business Machines Corp. (IT Services)	54
133	International Flavors & Fragrances, Inc. (Chemicals)	12
168	International Paper Co. (Containers & Packaging)	5
134	Intuit, Inc. (Software)	52
176	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(b)	33
311	Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	11
94	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(b)	17
151	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	7
39	Jack Henry & Associates, Inc. (IT Services)	7
68	Jacobs Solutions, Inc. (Professional Services)	7
32	Jazz Pharmaceuticals PLC (Pharmaceuticals)(b)	4
44	JB Hunt Transport Services, Inc. (Road & Rail)	7
344	Johnson Controls International PLC (Building Products)	17
1,503	JPMorgan Chase & Co. (Banks)	157
161	Juniper Networks, Inc. (Communications Equipment)	4
133	Kellogg Co. (Food Products)	9
373	Keurig Dr Pepper, Inc. (Beverages)	13
473	KeyCorp (Banks)	8
88	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(b)	14
177	Kimberly-Clark Corp. (Household Products)	20
285	Kimco Realty Corp. (Equity Real Estate Investment Trusts)	5
1,064	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	18
288	KKR & Co., Inc. (Capital Markets)	12
78	KLA Corp. (Semiconductors & Semiconductor Equipment)	24
81	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	4
49	Laboratory Corporation of America Holdings (Health Care Providers & Services)	10
68	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	25
183	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)(b)	7
26	Lear Corp. (Auto Components)	3
126	Lennar Corp., Class - A (Household Durables)	9

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
19	Lennox International, Inc. (Building Products)	$4
72	Liberty Broadband Corp., Class - C (Media)(b)	5
98	Liberty Media Corp. - Liberty Formula One, Class - C (Entertainment)(b)	6
32	Liberty Media Corp. - Liberty SiriusXM, Class - A (Media)(b)	1
87	Liberty Media Corp. - Liberty SiriusXM, Class - C (Media)(b)	3
89	Lincoln National Corp. (Insurance)	4
88	Live Nation Entertainment, Inc. (Entertainment)(b)	7
147	LKQ Corp. (Distributors)	7
105	Loews Corp. (Insurance)	5
329	Lowe's Companies, Inc. (Specialty Retail)	62
42	LPL Financial Holdings, Inc. (Capital Markets)	9
205	Lucid Group, Inc. (Automobiles)^(b)	3
456	Lumen Technologies, Inc. (Diversified Telecommunication Services)	3
147	Lyft, Inc., Class - A (Road & Rail)(b)	2
86	M&T Bank Corp. (Banks)	15
343	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	8
278	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	28
7	Markel Corp. (Insurance)(b)	8
20	MarketAxess Holdings, Inc. (Capital Markets)	4
145	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	20
252	Marsh & McLennan Companies, Inc. (Insurance)	38
32	Martin Marietta Materials, Inc. (Construction Materials)	10
435	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	19
131	Masco Corp. (Building Products)	6
29	Masimo Corp. (Health Care Equipment & Supplies)(b)	4
441	MasterCard, Inc., Class - A (IT Services)	125
157	Match Group, Inc. (Interactive Media & Services)(b)	7
130	McCormick & Company, Inc. (Food Products)	9
377	McDonald's Corp. (Hotels, Restaurants & Leisure)	87
74	McKesson Corp. (Health Care Providers & Services)	25
315	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4
23	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(b)	19
1,166	Meta Platforms, Inc., Class - A (Interactive Media & Services)(b)	158
357	MetLife, Inc. (Insurance)	22
12	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(b)	13
141	MGM Resorts International (Hotels, Restaurants & Leisure)	4
275	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	17

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
553	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	$28
3,612	Microsoft Corp. (Software)	840
60	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	9
30	Mohawk Industries, Inc. (Household Durables)(b)	3
31	Molina Heathcare, Inc. (Health Care Providers & Services)(b)	10
99	Molson Coors Beverage Co., Class - B (Beverages)	5
696	Mondelez International, Inc., Class - A (Food Products)	38
36	MongoDB, Inc. (IT Services)(b)	7
23	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	8
209	Monster Beverage Corp. (Beverages)(b)	18
82	Moody's Corp. (Capital Markets)	20
672	Morgan Stanley (Capital Markets)	53
80	Motorola Solutions, Inc. (Communications Equipment)	18
39	MSCI, Inc. (Capital Markets)	16
177	Nasdaq, Inc. (Capital Markets)	10
116	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	7
228	Netflix, Inc. (Entertainment)(b)	54
49	Neurocrine Biosciences, Inc. (Biotechnology)(b)	5
407	Newmont Corp. (Metals & Mining)	17
114	News Corp., Class - A (Media)	2
1,000	NextEra Energy, Inc. (Electric Utilities)	78
648	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	54
202	NiSource, Inc. (Multi-Utilities)	5
29	Nordson Corp. (Machinery)	6
120	Norfolk Southern Corp. (Road & Rail)	25
104	Northern Trust Corp. (Capital Markets)	9
307	Nortonlifelock, Inc. (Software)	6
124	NRG Energy, Inc. (Electric Utilities)	5
141	Nucor Corp. (Metals & Mining)	15
1,274	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	155
2	NVR, Inc. (Household Durables)(b)	8
470	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	29
78	Okta, Inc. (IT Services)(b)	4
51	Old Dominion Freight Line, Inc. (Road & Rail)	13
112	Omnicom Group, Inc. (Media)	7
222	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(b)	14
229	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	12
810	Oracle Corp. (Software)	49
35	O'Reilly Automotive, Inc. (Specialty Retail)(b)	25
222	Otis Worldwide Corp. (Machinery)	14
54	Owens Corning (Building Products)	4
184	PACCAR, Inc. (Machinery)	15
49	Packaging Corporation of America (Containers & Packaging)	6
858	Palantir Technologies, Inc., Class - A (Software)(b)	7

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
153	Palo Alto Networks, Inc. (Software)(b)	$25
319	Paramount Global, Class - B (Media)	6
65	Parker Hannifin Corp. (Machinery)	16
170	Paychex, Inc. (IT Services)	19
27	PAYCOM Software, Inc. (Software)(b)	9
557	PayPal Holdings, Inc. (IT Services)(b)	48
698	PepsiCo, Inc. (Beverages)	114
785	PG&E Corp. (Electric Utilities)(b)	10
239	Phillips 66 (Oil, Gas & Consumable Fuels)	19
297	Pinterest, Inc., Class - A (Interactive Media & Services)(b)	7
115	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	25
269	Plug Power, Inc. (Electrical Equipment)(b)	6
214	PNC Financial Services Group, Inc. (Banks)	32
21	Pool Corp. (Distributors)	7
124	PPG Industries, Inc. (Chemicals)	14
340	PPL Corp. (Electric Utilities)	9
120	Principal Financial Group, Inc. (Insurance)	9
374	Prologis, Inc. (Equity Real Estate Investment Trusts)	38
190	Prudential Financial, Inc. (Insurance)	16
59	PTC, Inc. (Software)(b)	6
236	Public Service Enterprise Group, Inc. (Multi-Utilities)	13
80	Public Storage (Equity Real Estate Investment Trusts)	23
131	PulteGroup, Inc. (Household Durables)	5
54	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(b)	4
565	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	64
77	Quanta Services, Inc. (Construction & Engineering)	10
62	Quest Diagnostics, Inc. (Health Care Providers & Services)	8
85	Raymond James Financial, Inc. (Capital Markets)	8
294	Realty Income Corp. (Equity Real Estate Investment Trusts)	17
76	Regency Centers Corp. (Equity Real Estate Investment Trusts)	4
497	Regions Financial Corp. (Banks)	10
116	Republic Services, Inc. (Commercial Services & Supplies)	16
76	ResMed, Inc. (Health Care Equipment & Supplies)	17
44	RingCentral, Inc., Class - A (Software)(b)	2
161	Rivian Automotive, Inc., Class - A (Automobiles)(b)	5
59	Robert Half International, Inc. (Professional Services)	5
186	ROBLOX Corp., Class - A (Entertainment)(b)	7
61	Rockwell Automation, Inc. (Electrical Equipment)	13
62	Roku, Inc. (Entertainment)(b)	3
118	Rollins, Inc. (Commercial Services & Supplies)	4
53	Roper Technologies, Inc. (Industrial Conglomerates)	19
184	Ross Stores, Inc. (Specialty Retail)	16
178	Royalty Pharma PLC, Class - A (Pharmaceuticals)	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
67	RPM International, Inc. (Chemicals)	$6
176	S&P Global, Inc. (Capital Markets)	54
503	Salesforce, Inc. (Software)(b)	72
56	SBA Communications Corp. (Equity Real Estate Investment Trusts)	16
714	Schlumberger N.V. (Energy Equipment & Services)	26
72	Seagen, Inc. (Biotechnology)(b)	10
75	Sealed Air Corp. (Containers & Packaging)	3
44	SEI Investments Co. (Capital Markets)	2
155	Sempra Energy (Multi-Utilities)	23
100	ServiceNow, Inc. (Software)(b)	38
32	Signature Bank (Banks)	5
161	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	14
400	Sirius XM Holdings, Inc. (Media)^	2
83	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	7
571	Snap, Inc., Class - A (Interactive Media & Services)(b)	6
29	Snap-on, Inc. (Machinery)	6
113	Snowflake, Inc., Class - A (IT Services)(b)	19
74	Southwest Airlines Co. (Airlines)(b)	2
86	Splunk, Inc. (Software)(b)	6
122	SS&C Technologies Holdings, Inc. (Software)	6
76	Stanley Black & Decker, Inc. (Machinery)	6
578	Starbucks Corp. (Hotels, Restaurants & Leisure)	49
193	State Street Corp. (Capital Markets)	12
104	Steel Dynamics, Inc. (Metals & Mining)	7
167	Stryker Corp. (Health Care Equipment & Supplies)	34
56	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	8
31	SVB Financial Group (Banks)(b)	10
263	Synchrony Financial (Consumer Finance)	7
76	Synopsys, Inc. (Software)(b)	23
250	Sysco Corp. (Food & Staples Retailing)	18
119	T. Rowe Price Group, Inc. (Capital Markets)	12
78	Take-Two Interactive Software, Inc. (Entertainment)(b)	9
116	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	7
236	Target Corp. (Multiline Retail)	35
87	Teladoc Health, Inc. (Health Care Technology)(b)	2
22	Teledyne Technologies, Inc. (Electronic Equipment, Instruments & Components)(b)	7
24	Teleflex, Inc. (Health Care Equipment & Supplies)	5
84	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	6
1,343	Tesla, Inc. (Automobiles)(b)	355
464	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	72
3	Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	5
350	The AES Corp. (Independent Power and Renewable Electricity Producers)	8
146	The Allstate Corp. (Insurance)	18
398	The Bank of New York Mellon Corp. (Capital Markets)	15

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
89	The Carlyle Group, Inc. (Capital Markets)	$2
739	The Charles Schwab Corp. (Capital Markets)	53
65	The Clorox Co. (Household Products)	8
2,085	The Coca-Cola Co. (Beverages)	117
115	The Estee Lauder Companies, Inc. (Personal Products)	25
173	The Goldman Sachs Group, Inc. (Capital Markets)	51
173	The Hartford Financial Services Group, Inc. (Insurance)	11
75	The Hershey Co. (Food Products)	17
529	The Home Depot, Inc. (Specialty Retail)	146
207	The Interpublic Group of Companies, Inc. (Media)	5
56	The J.M. Smucker Co. (Food Products)	8
379	The Kraft Heinz Co. (Food Products)	13
359	The Kroger Co. (Food & Staples Retailing)	16
194	The Mosaic Co. (Chemicals)	9
292	The Progressive Corp. (Insurance)	34
124	The Sherwin-Williams Co. (Chemicals)	25
526	The Southern Co. (Electric Utilities)	36
609	The TJX Companies, Inc. (Specialty Retail)	38
230	The Trade Desk, Inc., Class - A (Software)(b)	14
122	The Travelers Companies, Inc. (Insurance)	19
924	The Walt Disney Co. (Entertainment)(b)	87
209	The Western Union Co. (IT Services)	3
622	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	18
312	T-Mobile US, Inc. (Wireless Telecommunication Services)(b)	42
60	Tractor Supply Co. (Specialty Retail)	11
56	Tradeweb Markets, Inc., Class - A (Capital Markets)	3
114	Trane Technologies PLC (Building Products)	17
26	TransDigm Group, Inc. (Aerospace & Defense)	14
101	TransUnion (Professional Services)	6
121	Trimble, Inc. (Electronic Equipment, Instruments & Components)(b)	7
656	Truist Financial Corp. (Banks)	29
91	Twilio, Inc., Class - A (IT Services)(b)	6
336	Twitter, Inc. (Interactive Media & Services)(b)	15
19	Tyler Technologies, Inc. (Software)(b)	7
154	Tyson Foods, Inc., Class - A (Food Products)	10
723	U.S. Bancorp (Banks)	29
768	Uber Technologies, Inc. (Road & Rail)(b)	20
152	UDR, Inc. (Equity Real Estate Investment Trusts)	6
110	UGI Corp. (Gas Utilities)	4
27	Ulta Beauty, Inc. (Specialty Retail)(b)	11
320	Union Pacific Corp. (Road & Rail)	62
375	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	61
38	United Rentals, Inc. (Trading Companies & Distributors)(b)	10
476	UnitedHealth Group, Inc. (Health Care Providers & Services)	240
106	Unity Software, Inc. (Software)(b)	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
34	Universal Health Services, Inc., Class - B (Health Care Providers & Services)	$3
171	V.F. Corp. (Textiles, Apparel & Luxury Goods)	5
21	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	5
203	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	22
73	Veeva Systems, Inc., Class - A (Health Care Technology)(b)	12
203	Ventas, Inc. (Equity Real Estate Investment Trusts)	8
54	VeriSign, Inc. (IT Services)(b)	9
85	Verisk Analytics, Inc., Class - A (Professional Services)	14
2,147	Verizon Communications, Inc. (Diversified Telecommunication Services)	82
469	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	14
839	Visa, Inc., Class - A (IT Services)	149
227	Vistra Corp. (Independent Power and Renewable Electricity Producers)	5
111	VMware, Inc., Class - A (Software)	12
79	Vornado Realty Trust (Equity Real Estate Investment Trusts)	2
63	Vulcan Materials Co. (Construction Materials)	10
108	W.R. Berkley Corp. (Insurance)	7
23	W.W. Grainger, Inc. (Trading Companies & Distributors)	11
385	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	12
773	Walmart, Inc. (Food & Staples Retailing)	100
1,144	Warner Bros Discovery, Inc. (Entertainment)(b)	13
207	Waste Management, Inc. (Commercial Services & Supplies)	33
32	Waters Corp. (Life Sciences Tools & Services)(b)	9
41	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(b)	1
93	Webster Financial Corp. (Banks)	4
150	WEC Energy Group, Inc. (Multi-Utilities)	13
1,925	Wells Fargo & Co. (Banks)	77
229	Welltower, Inc. (Equity Real Estate Investment Trusts)	15
39	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	10
164	Western Digital Corp. (Technology Hardware, Storage & Peripherals)(b)	5
83	Westinghouse Air Brake Technologies Corp. (Machinery)	7
19	Westlake Corp. (Chemicals)	2
137	WestRock Co. (Containers & Packaging)	4
393	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	11
31	Whirlpool Corp. (Household Durables)	4
103	Workday, Inc., Class - A (Software)(b)	16
90	WP Carey, Inc. (Equity Real Estate Investment Trusts)	6
57	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)(b)	4
281	Xcel Energy, Inc. (Electric Utilities)	18
97	Xylem, Inc. (Machinery)	8

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
141	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	$15
27	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(b)	7
64	Zendesk, Inc. (Software)(b)	5
81	Zillow Group, Inc., Class - C (Real Estate Management & Development)(b)	2
99	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	10
233	Zoetis, Inc. (Pharmaceuticals)	35
115	Zoom Video Communications, Inc., Class - A (Software)(b)	8
144	ZoomInfo Technologies, Inc. (Interactive Media & Services)(b)	6
45	Zscaler, Inc. (Software)(b)	7
		13,860
	Total Common Stocks	20,294

	Preferred Stocks — 0.11%
	Germany — 0.11%
33	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	2
80	Henkel AG & Co. KGAA — Preferred (Household Products)	5
79	Porsche Automobil Holding SE — Preferred (Automobiles)	4
88	Volkswagen AG — Preferred (Automobiles)	11
	Total Preferred Stocks	22

	Investment Companies — 7.88%
21,504	Federated Hermes Treasury Obligations Fund, Institutional Shares, 2.84%^^(d)	22
1,589,600	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.89%(d)	1,590
	Total Investment Companies	1,612

	Total Investments (cost $18,147) — 107.67%	21,928
	Liabilities in excess of other assets — (7.67)%	(1,570)
	Net Assets - 100.00%	$20,358

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2022.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Represents non-income producing security.
(c)	Security was valued using significant unobservable inputs as of September 30, 2022.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

As of September 30, 2022, 100% of the Portfolio's net assets were managed by Mellon Investments Corporation.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.50%
	Australia — 6.73%
43,260	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$800
35,958	APA Group (Gas Utilities)	221
21,823	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	460
193,458	Australia & New Zealand Banking Group Ltd. (Banks)	2,831
82,839	Bendigo & Adelaide Bank Ltd. (Banks)	414
76,658	BHP Group Ltd. (Metals & Mining)	1,905
85,014	BHP Group Ltd. (Metals & Mining)	2,116
1,197	Cochlear Ltd. (Health Care Equipment & Supplies)	149
43,919	Commonwealth Bank of Australia (Banks)	2,554
5,322	CSL Ltd. (Biotechnology)	968
2,350	Domino's Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	77
48,346	Endeavour Group Ltd. (Food & Staples Retailing)	217
64,304	Fortescue Metals Group Ltd. (Metals & Mining)	690
68,557	Goodman Group (Equity Real Estate Investment Trusts)	693
7,899	Macquarie Group Ltd. (Capital Markets)	770
104,574	Medibank Private Ltd. (Insurance)	234
206,900	National Australia Bank Ltd. (Banks)	3,831
41,245	Qantas Airways Ltd. (Airlines)(a)	132
55,092	QBE Insurance Group Ltd. (Insurance)	409
16,336	Rio Tinto Ltd. (Metals & Mining)	988
150,128	Santos Ltd. (Oil, Gas & Consumable Fuels)	693
205,252	Scentre Group (Equity Real Estate Investment Trusts)	335
90,538	Stockland (Equity Real Estate Investment Trusts)	189
18,427	Suncorp Group Ltd. (Insurance)	119
562,458	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	337
42,567	The GPT Group (Equity Real Estate Investment Trusts)	105
562,458	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)(a)	1,507
35,907	Transurban Group (Transportation Infrastructure)	284
44,996	Treasury Wine Estates Ltd. (Beverages)	362
63,839	Wesfarmers Ltd. (Multiline Retail)	1,745
224,539	Westpac Banking Corp. (Banks)	2,971
12,737	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	260
15,362	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	313
31,475	Woolworths Group Ltd. (Food & Staples Retailing)	684
35,740	Worley Ltd. (Energy Equipment & Services)	291
		30,654

	Austria — 0.15%
23,927	Erste Group Bank AG (Banks)	525
4,792	OMV AG (Oil, Gas & Consumable Fuels)	173
		698

	Belgium — 0.73%
44,281	Anheuser-Busch InBev N.V. (Beverages)	2,005
5,470	Elia Group SA (Electric Utilities)	644
1,869	KBC Group N.V. (Banks)	89
20,206	Umicore SA (Chemicals)	593
		3,331

	Canada — 11.15%
3,637	Agnico Eagle Mines Ltd. (Metals & Mining)	154
30,089	Air Canada (Airlines)(a)	362

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
50,883	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	$2,049
8,987	AltaGas Ltd. (Gas Utilities)	172
45,514	Bank of Montreal (Banks)	3,989
72,955	Barrick Gold Corp. (Metals & Mining)	1,131
19,921	Blackberry Ltd. (Software)(a)	94
3,340	Brookfield Asset Management, Inc., Class - A (Capital Markets)	137
10,168	CAE, Inc. (Aerospace & Defense)(a)	156
31,854	Cameco Corp. (Oil, Gas & Consumable Fuels)	845
6,749	Canadian National Railway Co. (Road & Rail)	729
55,707	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	2,593
3,130	Canadian Pacific Railway Ltd. (Road & Rail)	209
11,085	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	1,180
4,454	Canadian Utilities Ltd., Class - A (Multi-Utilities)	116
3,259	CCL Industries, Inc. (Containers & Packaging)	158
125,033	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	1,921
9,128	CGI, Inc. (IT Services)(a)	687
30,477	CI Financial Corp. (Capital Markets)	292
835	Constellation Software, Inc. (Software)	1,162
11,192	Dollarama, Inc. (Multiline Retail)	643
77,385	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,869
1,023	Fairfax Financial Holdings Ltd. (Insurance)	467
10,649	First Capital Real Estate Investment Trust (Real Estate Management & Development)	117
17,917	First Quantum Minerals Ltd. (Metals & Mining)	304
3,127	Fortis, Inc. (Electric Utilities)	119
7,691	Franco-Nevada Corp. (Metals & Mining)	919
24,142	GFL Environmental, Inc. (Commercial Services & Supplies)	611
64,358	Great-West Lifeco, Inc. (Insurance)	1,389
27,914	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts)	210
12,464	Hydro One Ltd. (Electric Utilities)	305
5,430	Intact Financial Corp. (Insurance)	769
56,358	Keyera Corp. (Oil, Gas & Consumable Fuels)	1,160
36,396	Magna International, Inc. (Auto Components)	1,727
8,370	Manulife Financial Corp. (Insurance)	131
15,818	Methanex Corp. (Chemicals)	504
18,402	National Bank of Canada (Banks)	1,154
3,339	Nutrien Ltd. (Chemicals)	278
1,984	Onex Corp. (Diversified Financial Services)	91
7,732	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	235
66,482	Power Corp. of Canada (Insurance)	1,498
6,978	Primaris REIT (Equity Real Estate Investment Trusts)	65
1,726	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	92
67,963	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)	916
4,162	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	260

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
2,933	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	$113
22,309	Royal Bank of Canada (Banks)	2,009
57,560	Shopify, Inc. (IT Services)(a)	1,550
7,087	SmartCentres Real Estate Investment Trust (Equity Real Estate Investment Trusts)	133
52,951	Sun Life Financial, Inc. (Insurance)	2,106
5,745	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	162
16,639	TC Energy Corp. (Oil, Gas & Consumable Fuels)	670
18,439	Teck Resources Ltd., Class - B (Metals & Mining)	561
72,937	TELUS Corp. (Diversified Telecommunication Services)	1,448
46,844	The Bank of Nova Scotia (Banks)	2,228
24,935	The Toronto-Dominion Bank (Banks)	1,529
22,457	Thomson Reuters Corp. (Professional Services)	2,306
1,552	Topicus.com, Inc. (Software)	75
28,308	Wheaton Precious Metals Corp. (Metals & Mining)	917
		50,776

	China — 0.11%
9,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	460
1,657	JD.com, Inc., Class - A (Internet & Direct Marketing Retail)	42
		502

	Denmark — 2.74%
4,260	Demant A/S (Health Care Equipment & Supplies)(a)	105
5,336	DSV A/S (Road & Rail)	625
10,121	Genmab A/S (Biotechnology)(a)	3,257
79,584	Novo Nordisk A/S, Class - B (Pharmaceuticals)	7,929
5,730	Orsted A/S (Electric Utilities)	457
3,832	Tryg A/S (Insurance)	79
		12,452

	Finland — 1.25%
7,928	Fortum Oyj (Electric Utilities)	107
4,521	Kesko Oyj, Class - B (Food & Staples Retailing)	84
231,473	Nokia Oyj (Communications Equipment)	994
278,699	Nordea Bank Abp (Banks)	2,386
3,545	Orion Oyj, Class - B (Pharmaceuticals)	149
4,385	Sampo Oyj, Class - A (Insurance)	187
44,232	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	562
38,915	UPM-Kymmene Oyj (Paper & Forest Products)	1,235
		5,704

	France — 8.62%
2,427	Aeroports de Paris (Transportation Infrastructure)(a)	280
34,826	Air Liquide SA (Chemicals)	3,980
2,081	Amundi SA (Capital Markets)	87
69,410	AXA SA (Insurance)	1,515
1,813	BioMerieux (Health Care Equipment & Supplies)	143
71,443	BNP Paribas SA (Banks)	3,017
7,189	Bouygues SA (Construction & Engineering)	188
1,044	Capgemini SE (IT Services)	167
7,205	Carrefour SA (Food & Staples Retailing)	100

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
3,697	Compagnie de Saint-Gobain (Building Products)	$132
99,973	Credit Agricole SA (Banks)	811
19,644	Dassault Systemes SE (Software)	678
3,326	Eiffage SA (Construction & Engineering)	267
12,117	Electricite de France SA (Electric Utilities)	141
25,532	Engie SA (Multi-Utilities)	294
18,607	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	2,529
2,933	Eurazeo SE (Diversified Financial Services)	153
1,743	Euroapi SA (Pharmaceuticals)(a)	29
1,233	Gecina SA (Equity Real Estate Investment Trusts)	97
2,500	Hermes International (Textiles, Apparel & Luxury Goods)	2,940
10,625	L'Oreal SA (Personal Products)	3,397
5,480	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,230
8,063	Pernod Ricard SA (Beverages)	1,479
8,075	Publicis Groupe SA (Media)	383
7,261	Renault SA (Automobiles)(a)	196
40,107	Sanofi (Pharmaceuticals)	3,054
922	Sartorius Stedim Biotech (Life Sciences Tools & Services)	283
34,976	Schneider Electric SE (Electrical Equipment)	3,950
112,087	Societe Generale SA (Banks)	2,216
2,405	Teleperformance (Professional Services)	610
4,176	Thales SA (Aerospace & Defense)	460
35,999	TotalEnergies SE (Oil, Gas & Consumable Fuels)	1,689
7,086	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	293
15,933	Veolia Environnement SA (Multi-Utilities)	304
1,976	Wendel SE (Diversified Financial Services)	141
		39,233

	Germany — 5.69%
10,077	Allianz SE (Insurance)	1,587
1,793	Bayerische Motoren Werke AG (Automobiles)	122
1,065	Beiersdorf AG (Personal Products)	105
1,341	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	139
33,975	Commerzbank AG (Banks)(a)	242
1,439	Daimler Truck Holding AG (Machinery)(a)	33
113,622	Deutsche Bank AG, Registered Shares (Capital Markets)	841
22,300	Deutsche Boerse AG (Capital Markets)	3,654
88,039	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	2,653
209,713	Deutsche Telekom AG (Diversified Telecommunication Services)	3,569
7,498	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)(a)	270
12,856	Fresenius SE & Co. KGaA (Health Care Providers & Services)	274
6,983	GEA Group AG (Machinery)	226
1,115	Hannover Rueck SE (Insurance)	167
3,464	Henkel AG & Co. KGAA (Household Products)	196
82,230	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	1,799
2,128	Merck KGaA (Pharmaceuticals)	344
1,793	MTU Aero Engines AG (Aerospace & Defense)	268

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
2,688	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	$647
1,941	Puma SE (Textiles, Apparel & Luxury Goods)	90
20,979	RWE AG (Multi-Utilities)	771
42,196	SAP SE (Software)	3,438
30,321	Siemens AG, Registered Shares (Industrial Conglomerates)	2,963
5,796	Siemens Healthineers AG (Health Care Equipment & Supplies)	249
10,266	Symrise AG (Chemicals)	1,001
1,532	Volkswagen AG (Automobiles)	250
		25,898

	Hong Kong — 2.11%
483,480	AIA Group Ltd. (Insurance)	4,025
75,055	BOC Hong Kong Holdings Ltd. (Banks)	250
63,400	Budweiser Brewing Co. APAC Ltd. (Beverages)	165
334,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(b)	—
98,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	591
12,093	CLP Holdings Ltd. (Electric Utilities)	91
73,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	429
57,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	94
15,506	Hang Seng Bank Ltd. (Banks)	236
21,400	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	732
335,900	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,476
43,500	Kerry Properties Ltd. (Real Estate Management & Development)	82
59,500	MTR Corp. Ltd. (Road & Rail)	273
14,472	Pacific Century Premium Developments Ltd. (Real Estate Management & Development)(a)	1
121,391	PCCW Ltd. (Diversified Telecommunication Services)	55
24,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	179
52,000	Techtronic Industries Co. Ltd. (Machinery)	496
59,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	415
		9,590

	Ireland (Republic of) — 0.99%
8,728	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	369
332,317	Bank of Ireland Group PLC (Banks)	2,132
24,053	CRH PLC (Construction Materials)	773
30,741	Experian PLC (Professional Services)	900
16,821	James Hardie Industries PLC (Construction Materials)	330
		4,504

	Isle of Man — 0.10%
38,064	Entain PLC (Hotels, Restaurants & Leisure)	455

	Israel — 0.59%
849	Check Point Software Technologies Ltd. (Software)(a)	95
862	CyberArk Software Ltd. (Software)(a)	129
1,765	Nice Ltd. (Software)(a)	333

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel (continued)
11,379	Nice Systems Ltd., ADR (Software)	$2,142
		2,699

	Italy — 1.59%
3,755	Amplifon SpA (Health Care Providers & Services)	98
69,888	Assicurazioni Generali SpA (Insurance)	954
19,370	Atlantia SpA (Transportation Infrastructure)	427
888	DiaSorin SpA (Health Care Equipment & Supplies)	99
189,530	Enel SpA (Electric Utilities)	777
1,561	Ferrari N.V. (Automobiles)	289
549,472	Intesa Sanpaolo SpA (Banks)	908
7,820	Iveco Group N.V. (Machinery)(a)	37
187,061	Mediobanca Banca di Credito Finanziario SpA (Banks)	1,464
7,356	Moncler SpA (Textiles, Apparel & Luxury Goods)	300
13,543	Nexi SpA (IT Services)(a)	109
10,481	Poste Italiane SpA (Insurance)	79
110,979	Snam SpA (Gas Utilities)	449
201,736	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	1,229
		7,219

	Japan — 18.58%
2,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	102
6,845	AGC, Inc. (Building Products)	213
27,300	Ajinomoto Co., Inc. (Food Products)	746
15,300	Amada Co. Ltd. (Machinery)	104
16,500	Asahi Group Holdings Ltd. (Beverages)	514
14,600	Asahi Kasei Corp. (Chemicals)	97
103,600	Astellas Pharma, Inc. (Pharmaceuticals)	1,373
3,900	Azbil Corp. (Electronic Equipment, Instruments & Components)	102
26,700	Bandai Namco Holdings, Inc. (Leisure Products)	1,740
15,200	Bridgestone Corp. (Auto Components)	492
38,300	Canon, Inc. (Technology Hardware, Storage & Peripherals)	837
4,300	Capcom Co. Ltd. (Entertainment)	108
363,700	Concordia Financial Group Ltd. (Banks)	1,129
41,000	CyberAgent, Inc. (Media)	345
13,388	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	268
3,400	Daifuku Co. Ltd. (Machinery)	160
40,900	Dai-ichi Life Holdings, Inc. (Insurance)	650
15,400	Daikin Industries Ltd. (Building Products)	2,370
1,279	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	120
16,050	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	326
67	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	140
3,000	Denso Corp. (Auto Components)	137
4,800	Dentsu Group, Inc. (Media)	136
13,700	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	626
10,900	Fujitsu Ltd. (IT Services)	1,195
142	GLP J-REIT (Equity Real Estate Investment Trusts)	158
1,900	GMO Payment Gateway, Inc. (IT Services)	130
11,800	Hakuhodo DY Holdings, Inc. (Media)	83
37,100	Hitachi Ltd. (Industrial Conglomerates)	1,579
12,600	Hitachi Metals Ltd. (Metals & Mining)(a)	190
28,000	Honda Motor Co. Ltd. (Automobiles)	608
3,600	Hoshizaki Corp. (Machinery)	100

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
25,800	HOYA Corp. (Health Care Equipment & Supplies)	$2,486
8,800	Iida Group Holdings Co. Ltd. (Household Durables)	119
39,100	Inpex Corp. (Oil, Gas & Consumable Fuels)	365
22,100	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	187
21,000	Isuzu Motors Ltd. (Automobiles)	232
100,617	ITOCHU Corp. (Trading Companies & Distributors)	2,429
5,100	Itochu Techno-Solutions Corp. (IT Services)	120
6,000	Japan Airlines Co. Ltd. (Airlines)(a)	107
83,200	Japan Exchange Group, Inc. (Capital Markets)	1,125
8,300	Japan Post Insurance Co. Ltd. (Insurance)	116
39	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	106
38	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	157
200	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	150
5,554	JSR Corp. (Chemicals)	105
9,200	Kawasaki Heavy Industries Ltd. (Machinery)	140
101,200	KDDI Corp. (Wireless Telecommunication Services)	2,960
33,900	Keio Corp. (Road & Rail)	1,235
6,500	Keyence Corp. (Electronic Equipment, Instruments & Components)	2,149
15,145	Komatsu Ltd. (Machinery)	276
12,300	Kose Corp. (Personal Products)	1,268
39,300	Kubota Corp. (Machinery)	546
6,000	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	604
18,100	M3, Inc. (Health Care Technology)	505
63,300	Marubeni Corp. (Trading Companies & Distributors)	552
57,145	Mitsubishi Corp. (Trading Companies & Distributors)	1,563
432,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,958
131,788	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,806
36,100	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	688
15,700	MonotaRO Co. Ltd. (Trading Companies & Distributors)	241
47,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,173
14,700	NEC Corp. (Technology Hardware, Storage & Peripherals)	471
20,600	Nexon Co. Ltd. (Entertainment)	364
31,500	Nidec Corp. (Electrical Equipment)	1,763
19,200	Nikon Corp. (Household Durables)	182
46,000	Nintendo Co. Ltd. (Entertainment)	1,856
35	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	154
2,800	NIPPON EXPRESS HOLDINGS, INC. (Road & Rail)	142
86	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	189
6,300	Nippon Sanso Holdings Corp. (Chemicals)	100
4,900	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	250
30,800	Nippon Steel Corp. (Metals & Mining)	428

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
36,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	$982
77,500	Nissan Motor Co. Ltd. (Automobiles)	250
17,800	Nomura Research Institute Ltd. (IT Services)	435
21,100	NTT Data Corp. (IT Services)	273
2,400	Obic Co. Ltd. (IT Services)	322
89,200	Odakyu Electric Railway Co. Ltd. (Road & Rail)	1,150
44,000	Olympus Corp. (Health Care Equipment & Supplies)	847
26,100	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,196
11,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	266
10,800	ORIX Corp. (Diversified Financial Services)	151
8,900	Osaka Gas Co. Ltd. (Gas Utilities)	134
32,500	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	1,029
12,700	Pan Pacific International Holdings Corp. (Multiline Retail)	224
201,500	Panasonic Holdings Corp. (Household Durables)	1,415
5,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	367
5,300	SBI Holdings, Inc. (Capital Markets)	95
35,552	Sekisui House Ltd. (Household Durables)	589
25,100	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	1,008
12,500	SG Holdings Co. Ltd. (Air Freight & Logistics)	171
13,900	Sharp Corp. (Household Durables)	83
9,300	Shin-Etsu Chemical Co. Ltd. (Chemicals)	920
25,200	Shionogi & Co. Ltd. (Pharmaceuticals)	1,217
62,800	SoftBank Group Corp. (Wireless Telecommunication Services)	2,129
12,800	Sompo Holdings, Inc. (Insurance)	512
30,600	Sony Group Corp. (Household Durables)	1,971
14,148	Sumitomo Mitsui Financial Group, Inc. (Banks)	392
3,900	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	89
4,600	Suntory Beverage & Food Ltd. (Beverages)	164
55,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,436
2,900	The Bank of Kyoto Ltd. (Banks)	107
22,400	The Chiba Bank Ltd. (Banks)	121
29,700	Tokio Marine Holdings, Inc. (Insurance)	528
59,300	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	190
8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,169
25,700	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	133
52,600	Toray Industries, Inc. (Chemicals)	259
14,700	Toshiba Corp. (Industrial Conglomerates)	524
4,700	TOTO Ltd. (Building Products)	157
21,600	Toyota Industries Corp. (Auto Components)	1,032
485,000	Toyota Motor Corp. (Automobiles)	6,341
6,770	Toyota Tsusho Corp. (Trading Companies & Distributors)	210
6,427	Trend Micro, Inc. (Software)	346
46,400	Unicharm Corp. (Household Products)	1,522
7,500	West Japan Railway Co. (Road & Rail)	287
1,700	Yakult Honsha Co. Ltd. (Food Products)	99
9,500	Yaskawa Electric Corp. (Machinery)	273

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
9,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	$143
5,700	ZOZO, Inc. (Internet & Direct Marketing Retail)	114
		84,617

	Jersey — 0.61%
387,007	Glencore PLC (Metals & Mining)	2,034
88,265	WPP PLC (Media)	728
		2,762

	Luxembourg — 0.39%
27,423	ArcelorMittal SA (Metals & Mining)	546
96,377	Tenaris SA (Energy Equipment & Services)	1,246
		1,792

	Netherlands — 4.22%
57,506	ABN AMRO Bank N.V. (Banks)	515
722	Adyen N.V. (IT Services)(a)	900
73,595	AEGON N.V. (Insurance)	292
23,149	Airbus SE (Aerospace & Defense)	1,995
29,390	Akzo Nobel N.V. (Chemicals)	1,665
728	Argenx SE (Biotechnology)(a)	259
12,374	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	5,126
39,102	CNH Industrial N.V. (Machinery)	438
4,144	EXOR NV (Diversified Financial Services)(a)	266
5,913	Heineken N.V. (Beverages)	516
14,622	ING Groep N.V. (Banks)	125
61,918	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,577
15,440	Koninklijke DSM N.V. (Chemicals)	1,757
5,828	NN Group N.V. (Insurance)	227
35,844	Prosus N.V. (Internet & Direct Marketing Retail)	1,865
31,487	Universal Music Group N.V. (Entertainment)	590
11,488	Wolters Kluwer N.V. (Professional Services)	1,118
		19,231

	New Zealand — 0.11%
58,346	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	233
38,532	Mercury NZ Ltd. (Electric Utilities)	123
31,188	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	84
29,780	Spark New Zealand Ltd. (Diversified Telecommunication Services)	83
		523

	Norway — 0.95%
33,939	DNB Bank ASA (Banks)	539
105,375	Equinor ASA (Oil, Gas & Consumable Fuels)	3,476
24,244	Mowi ASA (Food Products)	309
		4,324

	Portugal — 0.37%
384,375	EDP - Energias de Portugal SA (Electric Utilities)	1,668

	Singapore — 1.16%
232,772	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	434
175,970	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	234
58,000	Capitaland Investment, Ltd. (Real Estate Management & Development)	140

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
57,800	DBS Group Holdings Ltd. (Banks)	$1,337
14,500	Oversea-Chinese Banking Corp. Ltd. (Banks)	119
58,700	Singapore Airlines Ltd. (Airlines)(a)	208
18,700	Singapore Exchange Ltd. (Capital Markets)	123
540,700	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	1,343
6,600	United Overseas Bank Ltd. (Banks)	120
457,800	Wilmar International Ltd. (Food Products)	1,218
		5,276

	South Africa — 0.02%
4,663	Thungela Resources Ltd. (Oil, Gas & Consumable Fuels)	87

	South Korea — 0.15%
18,906	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	694

	Spain — 1.56%
4,852	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	109
1,548	Aena SME SA (Transportation Infrastructure)(a)	161
10,177	Amadeus IT Group SA (IT Services)(a)	472
678,386	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,042
28,433	Bankinter SA (Banks)	160
62,673	CaixaBank SA (Banks)	202
235,654	Iberdrola SA (Electric Utilities)	2,196
28,433	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)	27
11,872	Naturgy Energy Group SA (Gas Utilities)	275
17,963	Repsol SA (Oil, Gas & Consumable Fuels)	206
9,036	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)(a)	158
23,525	Telefonica SA (Diversified Telecommunication Services)	78
		7,086

	Sweden — 1.84%
9,788	Alfa Laval AB (Machinery)	243
1,283	Alleima AB (Metals & Mining)(a)	4
38,059	Assa Abloy AB, B Shares (Building Products)	713
90,968	Atlas Copco AB, Class - A (Machinery)(a)	846
59,272	Atlas Copco AB, Class - B (Machinery)	492
45,021	Fastighets AB Balder, B Shares (Real Estate Management & Development)(a)	180
17,181	Husqvarna AB, B Shares (Machinery)	95
19,212	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	694
50,521	Nibe Industrier AB, Class - B (Building Products)	451
5,141	Sagax AB, Class - B (Real Estate Management & Development)	85
6,416	Sandvik AB (Machinery)	88
11,977	Securitas AB, Class - B (Commercial Services & Supplies)	83
51,934	Skandinaviska Enskilda Banken AB, Class - A (Banks)	495
33,960	Skanska AB, B Shares (Construction & Engineering)	423
36,959	SKF AB, B Shares (Machinery)	495
32,522	Swedbank AB, A Shares (Banks)	427
72,064	Swedish Match AB (Tobacco)	713

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
23,507	Tele2 AB, B Shares (Wireless Telecommunication Services)	$203
117,701	Volvo AB, B Shares (Machinery)	1,666
		8,396

	Switzerland — 9.58%
135,931	ABB Ltd., Registered Shares (Electrical Equipment)	3,510
8,475	Alcon, Inc. (Health Care Equipment & Supplies)	492
1,838	Baloise Holding AG, Registered Shares (Insurance)	235
44	Chocoladefabriken Lindt & Spruengli AG (Food Products)	425
19,821	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	1,871
13,970	Coca-Cola HBC AG (Beverages)	292
761	EMS-Chemie Holding AG (Chemicals)	480
5,080	Kuehne & Nagel International AG, Registered Shares (Marine)	1,035
5,770	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	264
4,467	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)	2,175
8,432	Medacta Group SA (Health Care Equipment & Supplies)	716
113,722	Nestle SA, Registered Shares (Food Products)	12,303
69,317	Novartis AG, Registered Shares (Pharmaceuticals)	5,286
441	Partners Group Holding AG (Capital Markets)	355
22,333	Roche Holding AG (Pharmaceuticals)	7,272
339	SGS SA, Registered Shares (Professional Services)	726
536	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)	118
2,637	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	210
9,698	Swiss Re AG (Insurance)	715
1,212	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	568
1,430	Temenos AG, Registered Shares (Software)	96
1,098	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	247
205,765	UBS Group AG (Capital Markets)	2,986
3,139	Zurich Financial Services AG (Insurance)	1,252
		43,629

	United Kingdom — 12.41%
38,163	3i Group PLC (Capital Markets)	458
5,633	Admiral Group PLC (Insurance)	120
46,639	Anglo American PLC (Metals & Mining)	1,400
17,119	Ashtead Group PLC (Trading Companies & Distributors)	769
53,266	AstraZeneca PLC (Pharmaceuticals)	5,855
148,397	Auto Trader Group PLC (Interactive Media & Services)	841
3,535	Aveva Group PLC (Software)	122
228,669	Aviva PLC (Insurance)	981
121,738	BAE Systems PLC (Aerospace & Defense)	1,069
32,170	Barratt Developments PLC (Household Durables)	122
205,005	BP PLC (Oil, Gas & Consumable Fuels)	979

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
75,073	British American Tobacco PLC (Tobacco)	$2,691
48,150	British Land Co. PLC (Equity Real Estate Investment Trusts)	186
12,788	Bunzl PLC (Trading Companies & Distributors)	391
44,208	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	883
10,781	Coca-Cola Europacific Partners PLC (Beverages)	459
68,973	Compass Group PLC (Hotels, Restaurants & Leisure)	1,373
4,651	Croda International PLC (Chemicals)	332
40,786	Diageo PLC (Beverages)	1,716
8,558	Ferguson PLC (Trading Companies & Distributors)	888
141,487	GSK PLC (Pharmaceuticals)	2,043
176,859	Haleon PLC (Personal Products)(a)	551
274,203	HSBC Holdings PLC (Banks)	1,419
98,505	Imperial Brands PLC (Tobacco)	2,025
278,038	Informa PLC (Media)	1,589
6,566	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	316
480,645	J Sainsbury PLC (Food & Staples Retailing)	931
344,289	Kingfisher PLC (Specialty Retail)	838
26,793	Land Securities Group PLC (Equity Real Estate Investment Trusts)	155
230,229	Legal & General Group PLC (Insurance)	549
8,324	Linde PLC (Chemicals)	2,253
56,079	M&G PLC (Diversified Financial Services)	103
165,568	National Grid PLC (Multi-Utilities)	1,704
5,190	Next PLC (Multiline Retail)	275
16,942	Pearson PLC (Media)	162
91,555	Prudential PLC (Insurance)	896
56,944	RELX PLC (Professional Services)	1,391
66,751	Rio Tinto PLC (Metals & Mining)	3,612
92,457	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	71
41,641	Segro PLC (Equity Real Estate Investment Trusts)	347
8,382	Severn Trent PLC (Water Utilities)	219
322,094	Shell PLC (Oil, Gas & Consumable Fuels)	7,990
12,142	Smiths Group PLC (Industrial Conglomerates)	202
44,660	SSE PLC (Electric Utilities)	754
9,471	St. James Place PLC (Capital Markets)	108
87,671	Stellantis N.V. (Automobiles)	1,035
33,934	The Sage Group PLC (Software)	261
18,373	The Weir Group PLC (Machinery)	284
55,598	Unilever PLC (Personal Products)	2,442
22,731	United Utilities Group PLC (Water Utilities)	224
4,958	Whitbread PLC (Hotels, Restaurants & Leisure)	126
		56,510
	Total Common Stocks	430,310

	Preferred Stocks — 0.51%
	Germany — 0.51%
2,330	Sartorius AG — Preferred (Health Care Equipment & Supplies)	806
12,574	Volkswagen AG — Preferred (Automobiles)	1,536
	Total Preferred Stocks	2,342

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Investment Company — 2.05%
9,337,085	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.89%(c)	$9,337
	Total Investment Company	9,337

	Purchased Options on Futures — 0.21%
	Total Purchased Options on Futures	945

	Total Investments (cost $348,854) — 97.27%	442,934
	Other assets in excess of liabilities — 2.73%	12,424
	Net Assets - 100.00%	$455,358

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of September 30, 2022.
(c)	Annualized 7-day yield as of period-end. As of September 30, 2022, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

As of September 30, 2022, 100% of the Portfolio's net assets were managed by Parametric portfolio Associates LLC.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	181	12/16/22	$15,028	$(1,174)
			$15,028	$(1,174)

Futures Contracts Sold*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	31	12/16/22	$5,582	$711
			$5,582	$711
	Total Unrealized Appreciation			$711
	Total Unrealized Depreciation			(1,174)
	Total Net Unrealized Appreciation/(Depreciation)			$(463)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Call	6	$1,154	$3,850.00	10/21/22	$(5)
E-Mini S&P 500 Future Option	Put	4	762	3,810.00	10/21/22	(46)
E-Mini S&P 500 Future Option	Put	6	1,154	3,850.00	10/21/22	(79)
E-Mini S&P 500 Future Option	Put	8	1,575	3,940.00	10/21/22	(138)
E-Mini S&P 500 Future Option	Put	6	1,205	4,020.00	10/21/22	(126)
E-Mini S&P 500 Future Option	Put	3	573	3,820.00	10/21/22	(36)
E-Mini S&P 500 Future Option	Put	6	1,202	4,010.00	10/31/22	(125)
E-Mini S&P 500 Future Option	Put	6	1,184	3,950.00	10/31/22	(107)
E-Mini S&P 500 Future Option	Put	6	1,145	3,820.00	10/31/22	(74)
E-Mini S&P 500 Future Option	Put	3	563	3,750.00	10/31/22	(30)
E-Mini S&P 500 Future Option	Put	3	524	3,490.00	11/18/22	(16)
E-Mini S&P 500 Future Option	Put	6	1,107	3,690.00	11/18/22	(57)
E-Mini S&P 500 Future Option	Put	3	530	3,530.00	11/18/22	(18)
E-Mini S&P 500 Future Option	Put	6	1,131	3,770.00	11/18/22	(71)
E-Mini S&P 500 Future Option	Put	3	527	3,510.00	11/18/22	(17)
E-Mini S&P 500 Future Option	Put	3	525	3,500.00	11/18/22	(16)
E-Mini S&P 500 Future Option	Put	3	537	3,580.00	11/18/22	(21)
E-Mini S&P 500 Future Option	Put	3	546	3,640.00	11/18/22	(25)
E-Mini S&P 500 Future Option	Put	3	515	3,430.00	11/18/22	(13)
E-Mini S&P 500 Future Option	Put	2	340	3,400.00	11/18/22	(8)
E-Mini S&P 500 Future Option	Put	6	1,026	3,420.00	11/18/22	(26)
E-Mini S&P 500 Future Option	Put	3	525	3,500.00	11/30/22	(18)
E-Mini S&P 500 Future Option	Put	6	1,095	3,650.00	11/30/22	(55)
E-Mini S&P 500 Future Option	Put	3	509	3,390.00	11/30/22	(13)
E-Mini S&P 500 Future Option	Put	6	1,020	3,400.00	11/30/22	(27)
E-Mini S&P 500 Future Option	Put	3	512	3,410.00	11/30/22	(14)
E-Mini S&P 500 Future Option	Put	3	513	3,420.00	11/30/22	(14)
E-Mini S&P 500 Future Option	Put	3	515	3,430.00	11/30/22	(15)
E-Mini S&P 500 Future Option	Put	6	1,083	3,610.00	11/30/22	(49)
E-Mini S&P 500 Future Option	Put	3	533	3,550.00	11/30/22	(21)
E-Mini S&P 500 Future Option	Put	3	518	3,450.00	11/30/22	(16)
E-Mini S&P 500 Future Option	Put	6	1,002	3,340.00	12/16/22	(28)
E-Mini S&P 500 Future Option	Put	3	503	3,350.00	12/16/22	(14)
E-Mini S&P 500 Future Option	Put	3	506	3,370.00	12/16/22	(15)
E-Mini S&P 500 Future Option	Put	3	512	3,410.00	12/16/22	(17)
E-Mini S&P 500 Future Option	Put	3	509	3,390.00	12/16/22	(16)
E-Mini S&P 500 Future Option	Put	3	518	3,450.00	12/16/22	(18)
E-Mini S&P 500 Future Option	Put	3	510	3,400.00	12/16/22	(16)
E-Mini S&P 500 Future Option	Put	6	1,014	3,380.00	12/16/22	(31)
E-Mini S&P 500 Future Option	Put	3	465	3,100.00	12/16/22	(7)
						$(1,458)

Exchanged-traded options on futures contacts purchased as of September 30, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	6	$1,124	$3,750.00	10/21/22	$56
E-Mini S&P 500 Future Option	Put	3	638	4,250.00	10/21/22	97
E-Mini S&P 500 Future Option	Put	4	834	4,170.00	10/21/22	114
E-Mini S&P 500 Future Option	Put	6	1,064	3,550.00	10/21/22	24
E-Mini S&P 500 Future Option	Put	3	530	3,530.00	10/21/22	11
E-Mini S&P 500 Future Option	Put	6	1,058	3,525.00	10/21/22	22
E-Mini S&P 500 Future Option	Put	4	720	3,600.00	10/21/22	20
E-Mini S&P 500 Future Option	Put	12	2,099	3,500.00	10/21/22	38
E-Mini S&P 500 Future Option	Put	3	608	4,050.00	10/31/22	68
E-Mini S&P 500 Future Option	Put	3	630	4,200.00	10/31/22	90
E-Mini S&P 500 Future Option	Put	2	345	3,450.00	10/31/22	6
E-Mini S&P 500 Future Option	Put	9	1,561	3,470.00	10/31/22	31
E-Mini S&P 500 Future Option	Put	6	1,050	3,500.00	10/31/22	24
E-Mini S&P 500 Future Option	Put	5	878	3,510.00	10/31/22	21
E-Mini S&P 500 Future Option	Put	6	1,065	3,550.00	10/31/22	29
E-Mini S&P 500 Future Option	Put	3	638	4,250.00	10/31/22	97
E-Mini S&P 500 Future Option	Put	3	593	3,950.00	11/18/22	56
E-Mini S&P 500 Future Option	Put	3	585	3,900.00	11/18/22	49
E-Mini S&P 500 Future Option	Put	3	600	4,000.00	11/18/22	62
E-Mini S&P 500 Future Option	Put	3	548	3,650.00	12/16/22	30
						$945

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 69.24%
	Australia — 5.14%
7,528	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$139
44,463	APA Group (Gas Utilities)	273
16,979	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	358
6,678	ASX Ltd. (Capital Markets)	307
76,176	Aurizon Holdings Ltd. (Road & Rail)	169
84,473	Australia & New Zealand Banking Group Ltd. (Banks)	1,236
143,035	BHP Group Ltd. (Metals & Mining)	3,554
13,811	BlueScope Steel Ltd. (Metals & Mining)	134
50,790	Brambles Ltd. (Commercial Services & Supplies)	372
1,853	Cochlear Ltd. (Health Care Equipment & Supplies)	230
45,935	Coles Group Ltd. (Food & Staples Retailing)	484
48,074	Commonwealth Bank of Australia (Banks)	2,795
15,308	Computershare Ltd. (IT Services)	244
13,674	CSL Ltd. (Biotechnology)	2,487
38,915	Dexus (Equity Real Estate Investment Trusts)	194
4,283	Domino's Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	141
37,843	Endeavour Group Ltd. (Food & Staples Retailing)	170
98,943	Evolution Mining Ltd. (Metals & Mining)	129
47,709	Fortescue Metals Group Ltd. (Metals & Mining)	512
47,370	Goodman Group (Equity Real Estate Investment Trusts)	479
5,881	IDP Education Ltd. (Diversified Consumer Services)	99
84,104	Insurance Australia Group Ltd. (Insurance)	248
19,406	LendLease Group (Real Estate Management & Development) (b)	111
10,268	Macquarie Group Ltd. (Capital Markets)	1,002
115,962	Medibank Private Ltd. (Insurance)	259
4,788	Mineral Resources Ltd. (Metals & Mining)	201
111,077	Mirvac Group (Equity Real Estate Investment Trusts)	138
91,105	National Australia Bank Ltd. (Banks)	1,686
32,427	Newcrest Mining Ltd. (Metals & Mining)	356
52,123	Northern Star Resources Ltd. (Metals & Mining)	261
12,699	Orica Ltd. (Chemicals)	108
49,619	Origin Energy Ltd. (Electric Utilities)	165
26,036	Qantas Airways Ltd. (Airlines)(a)	84
41,696	QBE Insurance Group Ltd. (Insurance)	309
5,643	Ramsay Health Care Ltd. (Health Care Providers & Services)	207
1,489	REA Group Ltd. (Interactive Media & Services)	108
14,903	Reece Ltd. (Trading Companies & Distributors)	134
11,152	Rio Tinto Ltd. (Metals & Mining)	674
90,649	Santos Ltd. (Oil, Gas & Consumable Fuels) (b)	419
146,228	Scentre Group (Equity Real Estate Investment Trusts)	239
9,472	SEEK Ltd. (Interactive Media & Services)	115
16,079	Sonic Healthcare Ltd. (Health Care Providers & Services)	313
131,002	South32 Ltd. (Metals & Mining)	311
67,254	Stockland (Equity Real Estate Investment Trusts)	141
35,571	Suncorp Group Ltd. (Insurance)	229

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
153,059	Telstra Corp. Ltd. (Diversified Telecommunication Services)	$378
53,968	The GPT Group (Equity Real Estate Investment Trusts)	133
62,707	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)(a)	168
89,440	Transurban Group (Transportation Infrastructure)	706
28,377	Treasury Wine Estates Ltd. (Beverages)	229
109,013	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	122
8,888	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	153
33,194	Wesfarmers Ltd. (Multiline Retail)	907
98,637	Westpac Banking Corp. (Banks)	1,305
4,615	WiseTech Global Ltd. (Software)	151
32,879	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	672
20,770	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	423
38,011	Woolworths Group Ltd. (Food & Staples Retailing)	826
		28,497

	Austria — 0.10%
9,687	Erste Group Bank AG (Banks)(b)	213
4,149	OMV AG (Oil, Gas & Consumable Fuels)	150
1,918	Verbund AG (Electric Utilities)	164
3,270	Voestalpine AG (Metals & Mining)	55
		582

	Belgium — 0.53%
4,575	Ageas SA (Insurance)	167
24,471	Anheuser-Busch InBev N.V. (Beverages)	1,108
701	D'ieteren Group (Distributors)	99
1,263	Elia Group SA (Electric Utilities)(b)	149
2,863	Groupe Bruxelles Lambert SA (Diversified Financial Services)	200
7,047	KBC Group N.V. (Banks)	334
7,926	Proximus SADP (Diversified Telecommunication Services)	82
515	Sofina SA (Diversified Financial Services)	89
2,088	Solvay SA, Class - A (Chemicals)	162
3,894	UCB SA (Pharmaceuticals)	270
5,901	Umicore SA (Chemicals)(b)	173
4,191	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts)(b)	103
		2,936

	Canada — 1.10%
2,501	Agnico Eagle Mines Ltd. (Metals & Mining)	106
880	Algonquin Power & Utilities Corp. (Multi-Utilities)	10
958	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	39
29,274	Barrick Gold Corp. (Metals & Mining)	455
1,027	BCE, Inc. (Diversified Telecommunication Services)	43
7,095	Brookfield Asset Management, Inc., Class - A (Capital Markets)	290
15,180	Cameco Corp. (Oil, Gas & Consumable Fuels)	404
2,880	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)	88
3,201	Canadian National Railway Co. (Road & Rail)	346

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
6,819	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	$317
4,505	Canadian Pacific Railway Ltd. (Road & Rail)	301
1,286	Canadian Utilities Ltd., Class - A (Multi-Utilities)	33
525	CCL Industries, Inc. (Containers & Packaging)	25
20,749	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	319
820	CGI, Inc. (IT Services)(a)	62
59	Constellation Software, Inc. (Software)	82
1,635	Dollarama, Inc. (Multiline Retail)	94
1,337	Emera, Inc. (Electric Utilities)	54
3,557	Empire Co. Ltd. (Food & Staples Retailing)	88
97	Fairfax Financial Holdings Ltd. (Insurance)	44
159	FirstService Corp. (Real Estate Management & Development)	19
1,183	Fortis, Inc. (Electric Utilities)	45
960	Franco-Nevada Corp. (Metals & Mining)	115
705	George Weston Ltd. (Food & Staples Retailing)	74
3,376	GFL Environmental, Inc. (Commercial Services & Supplies)	85
3,984	Hydro One Ltd. (Electric Utilities)	97
550	Intact Financial Corp. (Insurance)	78
27,970	Kinross Gold Corp. (Metals & Mining)	105
1,166	Loblaw Companies Ltd. (Food & Staples Retailing)	92
5,929	Magna International, Inc. (Auto Components)	281
2,226	Metro, Inc. (Food & Staples Retailing)	111
728	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	21
4,059	Nutrien Ltd. (Chemicals)	339
518	Open Text Corp. (Software)	14
3,355	Pan American Silver Corp. (Metals & Mining)	53
3,740	Quebecor, Inc., Class - B (Media)	69
1,098	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	69
934	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	36
2,696	Saputo, Inc. (Food Products)	64
1,187	Shaw Communications, Inc., Class - B (Media)	29
11,524	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	325
10,863	Teck Resources Ltd., Class - B (Metals & Mining)	330
2,356	TELUS Corp. (Diversified Telecommunication Services)	47
867	Thomson Reuters Corp. (Professional Services)	89
1,024	TMX Group Ltd. (Capital Markets)	94
968	Toromont Industries Ltd. (Trading Companies & Distributors)	67
3,376	Wheaton Precious Metals Corp. (Metals & Mining)	109
284	WSP Global, Inc. (Construction & Engineering)	31
		6,088

	China — 0.07%
1,782	Futu Holdings Ltd., ADR (Capital Markets)(a)	66

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
5,500	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	$278
38,000	SITC International Holdings Co. Ltd. (Marine)	70
		414

	Denmark — 1.83%
88	A.P. Moller - Maersk A/S, Class - A (Marine)	156
151	A.P. Moller - Maersk A/S, Class - B (Marine)	274
3,002	Carlsberg A/S, Class - B (Beverages)	351
4,485	Christian Hansen Holding A/S (Chemicals)(b)	221
4,449	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	452
19,432	Danske Bank A/S (Banks)	242
2,706	Demant A/S (Health Care Equipment & Supplies)(a)	67
5,409	DSV A/S (Road & Rail)	634
1,852	Genmab A/S (Biotechnology)(a)(b)	596
3,698	GN Store Nord A/S (Health Care Equipment & Supplies)	65
51,015	Novo Nordisk A/S, Class - B (Pharmaceuticals)	5,084
7,409	Novozymes A/S, B Shares (Chemicals)	372
5,824	Orsted A/S (Electric Utilities)(b)	464
2,676	Pandora A/S (Textiles, Apparel & Luxury Goods)	125
247	ROCKWOOL A/S, Class - B (Building Products)	39
11,738	Tryg A/S (Insurance) (b)	242
42,412	Vestas Wind Systems A/S (Electrical Equipment)	781
		10,165

	Finland — 0.82%
5,313	Elisa Oyj (Diversified Telecommunication Services)	241
12,513	Fortum Oyj (Electric Utilities)	168
8,959	Kesko Oyj, Class - B (Food & Staples Retailing)	168
10,561	Kone Oyj, Class - B (Machinery)	407
11,919	Neste Oyj (Oil, Gas & Consumable Fuels)	519
152,457	Nokia Oyj (Communications Equipment)	654
96,365	Nordea Bank Abp (Banks)	825
4,422	Orion Oyj, Class - B (Pharmaceuticals)	186
14,051	Sampo Oyj, Class - A (Insurance)	600
15,527	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	197
15,502	UPM-Kymmene Oyj (Paper & Forest Products)	492
13,336	Wartsila Oyj Abp (Machinery)^	85
		4,542

	France — 7.44%
4,795	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	100
836	Aeroports de Paris (Transportation Infrastructure)(a)	97
15,271	Air Liquide SA (Chemicals)	1,746
11,552	Alstom SA (Machinery)^	186
1,716	Amundi SA (Capital Markets)	71
1,674	Arkema SA (Chemicals)	122
53,509	AXA SA (Insurance)	1,168
2,718	BioMerieux (Health Care Equipment & Supplies)	215
38,688	BNP Paribas SA (Banks)	1,635
27,733	Bollore SA (Entertainment)	127

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
6,466	Bouygues SA (Construction & Engineering)	$169
10,546	Bureau Veritas SA (Professional Services)(b)	236
4,614	Capgemini SE (IT Services)	739
24,719	Carrefour SA (Food & Staples Retailing)^(b)	342
19,113	Cie Generale des Etablissements Michelin SCA (Auto Components)	428
14,025	Compagnie de Saint-Gobain (Building Products)	501
1,332	Covivio (Equity Real Estate Investment Trusts)	64
35,087	Credit Agricole SA (Banks)	285
20,348	Danone SA (Food Products)	962
951	Dassault Aviation SA (Aerospace & Defense)(b)	108
29,907	Dassault Systemes SE (Software)	1,032
14,535	Edenred (IT Services)	670
2,347	Eiffage SA (Construction & Engineering)(b)	188
15,792	Electricite de France SA (Electric Utilities)	183
53,039	Engie SA (Multi-Utilities)	610
10,546	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	1,433
1,228	Eurazeo SE (Diversified Financial Services)	64
1,653	Gecina SA (Equity Real Estate Investment Trusts) (b)	129
12,396	Getlink SE (Transportation Infrastructure)	192
937	Hermes International (Textiles, Apparel & Luxury Goods)	1,102
1,956	Ipsen SA (Pharmaceuticals)	181
2,108	Kering SA (Textiles, Apparel & Luxury Goods)	935
6,061	Klepierre SA (Equity Real Estate Investment Trusts)	105
5,427	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	161
8,112	Legrand SA (Electrical Equipment)	524
7,981	L'Oreal SA (Personal Products)	2,552
8,365	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	4,932
65,743	Orange SA (Diversified Telecommunication Services) (b)	594
8,266	Pernod Ricard SA (Beverages)	1,517
6,427	Publicis Groupe SA (Media)	304
1,329	Remy Cointreau SA (Beverages)^	221
5,415	Renault SA (Automobiles)(a)	146
9,629	Safran SA (Aerospace & Defense)	876
37,792	Sanofi (Pharmaceuticals)	2,878
1,181	Sartorius Stedim Biotech (Life Sciences Tools & Services)	362
18,028	Schneider Electric SE (Electrical Equipment) (b)	2,037
2,074	SEB SA (Household Durables)	130
22,405	Societe Generale SA (Banks)	443
2,493	Sodexo SA (Hotels, Restaurants & Leisure)	187
1,911	Teleperformance (Professional Services)	485
3,467	Thales SA (Aerospace & Defense)	382
76,943	TotalEnergies SE (Oil, Gas & Consumable Fuels)	3,610
5,742	UbiSoft Entertainment SA (Entertainment)(a)	158
3,319	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	137
5,809	Valeo (Auto Components)	88
18,728	Veolia Environnement SA (Multi-Utilities)	358
18,908	Vinci SA (Construction & Engineering)	1,528
29,788	Vivendi SE (Entertainment)	231

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
756	Wendel SE (Diversified Financial Services)	$54
6,716	Worldline SA (IT Services)(a)	265
		41,285

	Germany — 4.84%
4,871	adidas AG (Textiles, Apparel & Luxury Goods)	560
11,507	Allianz SE (Insurance)	1,812
30,002	Aroundtown SA (Real Estate Management & Development)(b)	66
25,876	BASF SE (Chemicals)	993
27,678	Bayer AG, Registered Shares (Pharmaceuticals)	1,275
9,328	Bayerische Motoren Werke AG (Automobiles)	632
2,911	Bechtle AG (IT Services)	105
3,906	Beiersdorf AG (Personal Products)	384
9,543	Brenntag AG (Trading Companies & Distributors)	577
1,257	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	131
29,990	Commerzbank AG (Banks)(a)	213
3,099	Continental AG (Auto Components)	137
5,443	Covestro AG (Chemicals)	156
12,752	Daimler Truck Holding AG (Machinery)(a)	288
5,011	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	183
58,227	Deutsche Bank AG, Registered Shares (Capital Markets)	431
5,652	Deutsche Boerse AG (Capital Markets)	926
16,840	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)(b)	97
27,926	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	842
113,096	Deutsche Telekom AG (Diversified Telecommunication Services)(b)	1,925
70,743	E.ON SE (Multi-Utilities)	544
5,908	Evonik Industries AG (Chemicals)	99
7,805	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	220
11,801	Fresenius SE & Co. KGaA (Health Care Providers & Services)	252
4,322	GEA Group AG (Machinery)	140
1,699	Hannover Rueck SE (Insurance)	255
4,080	HeidelbergCement AG (Construction Materials)	161
7,599	HelloFresh SE (Food & Staples Retailing)(a)	159
3,889	Henkel AG & Co. KGAA (Household Products)	220
36,792	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	805
2,033	KION Group AG (Machinery)(b)	39
3,558	Knorr-Bremse AG (Machinery)	153
3,306	LEG Immobilien AG (Real Estate Management & Development)	197
22,605	Mercedes-Benz Group AG (Automobiles) (b)	1,143
3,970	Merck KGaA (Pharmaceuticals)	642
1,505	MTU Aero Engines AG (Aerospace & Defense)	225
3,947	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	950
1,627	Nemetschek SE (Software)	77
2,974	Puma SE (Textiles, Apparel & Luxury Goods) (b)	138
181	Rational AG (Machinery)	88

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
1,227	Rheinmetall AG (Industrial Conglomerates)	$189
27,390	RWE AG (Multi-Utilities)	1,006
33,425	SAP SE (Software)	2,722
4,178	Scout24 AG (Interactive Media & Services)	209
24,917	Siemens AG, Registered Shares (Industrial Conglomerates)	2,434
16,433	Siemens Energy AG (Electrical Equipment)^	181
9,674	Siemens Healthineers AG (Health Care Equipment & Supplies)	415
4,798	Symrise AG (Chemicals) (b)	468
60,150	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	121
4,042	Uniper SE (Independent Power and Renewable Electricity Producers)^	16
3,988	United Internet AG (Diversified Telecommunication Services) (b)	75
831	Volkswagen AG (Automobiles)	135
22,560	Vonovia SE (Real Estate Management & Development)	487
6,275	Zalando SE (Internet & Direct Marketing Retail)(a)	123
		26,821

	Hong Kong — 2.02%
379,118	AIA Group Ltd. (Insurance)	3,158
109,695	BOC Hong Kong Holdings Ltd. (Banks)	365
52,900	Budweiser Brewing Co. APAC Ltd. (Beverages)	137
588,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(c)	—
56,400	Chow Tai Fook Jewellery Group Ltd. (Specialty Retail)	106
56,700	CK Asset Holdings Ltd. (Real Estate Management & Development)	340
75,410	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	415
24,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	122
54,719	CLP Holdings Ltd. (Electric Utilities)	413
56,600	ESR Cayman Ltd. (Real Estate Management & Development)	142
61,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	359
56,720	Hang Lung Properties Ltd. (Real Estate Management & Development)	93
22,939	Hang Seng Bank Ltd. (Banks)	348
49,845	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	139
156,377	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	109
150,550	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	177
369,247	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	326
42,400	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	1,450
38,940	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	171
52,500	MTR Corp. Ltd. (Road & Rail)	241
42,310	New World Development Co. Ltd. (Real Estate Management & Development)	120

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
49,368	Power Assets Holdings Ltd. (Electric Utilities)	$248
68,260	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	170
97,429	Sino Land Co. Ltd. (Real Estate Management & Development)	128
42,360	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	468
13,930	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	104
33,000	Swire Properties Ltd. (Real Estate Management & Development)	71
39,000	Techtronic Industries Co. Ltd. (Machinery)	372
64,636	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	451
234,856	WH Group Ltd. (Food Products)	148
47,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	213
51,000	Xinyi Glass Holdings Ltd. (Building Products)	74
		11,178

	Ireland (Republic of) — 0.67%
3,993	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	169
21,582	CRH PLC (Construction Materials)(b)	694
3,476	DCC PLC (Industrial Conglomerates)(b)	180
37,595	Experian PLC (Professional Services)	1,101
4,701	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	518
12,547	James Hardie Industries PLC (Construction Materials)	246
4,484	Kerry Group PLC, Class - A (Food Products)	400
4,343	Kingspan Group PLC (Building Products)	196
6,933	Smurfit Kappa Group PLC (Containers & Packaging)(b)	198
		3,702

	Isle of Man — 0.04%
16,528	Entain PLC (Hotels, Restaurants & Leisure)	198

	Israel — 0.57%
1,553	Azrieli Group Ltd. (Real Estate Management & Development)	106
38,243	Bank Hapoalim BM (Banks)	324
46,522	Bank Leumi Le (Banks)	397
58,605	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	96
3,438	Check Point Software Technologies Ltd. (Software)(a)	385
1,184	CyberArk Software Ltd. (Software)(a)	178
952	Elbit Systems Ltd. (Aerospace & Defense)	180
23,297	ICL Group Ltd. (Chemicals)	188
1	Isracard Ltd. (Consumer Finance)	—
37,098	Israel Discount Bank Ltd., Class - A (Banks)	187
4,621	Mizrahi Tefahot Bank Ltd. (Banks)	162
1,896	Nice Ltd. (Software)(a)	358
33,188	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(a)	268
3,287	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)	144
1,701	Wix.com Ltd. (IT Services)(a)	133
2,506	ZIM Integrated Shipping Services Ltd. (Marine)	59
		3,165

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy — 1.49%
4,644	Amplifon SpA (Health Care Providers & Services)	$121
31,180	Assicurazioni Generali SpA (Insurance)	426
13,959	Atlantia SpA (Transportation Infrastructure)	308
19,320	Davide Campari-Milano N.V. (Beverages)	171
1,330	DiaSorin SpA (Health Care Equipment & Supplies)	148
304,060	Enel SpA (Electric Utilities) (b)	1,247
71,106	Eni SpA (Oil, Gas & Consumable Fuels)	756
5,533	Ferrari N.V. (Automobiles)	1,024
47,898	FinecoBank Banca Fineco SpA (Banks)	591
16,821	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	147
665,273	Intesa Sanpaolo SpA (Banks) (b)	1,100
17,053	Mediobanca Banca di Credito Finanziario SpA (Banks)	133
5,783	Moncler SpA (Textiles, Apparel & Luxury Goods)	236
14,765	Nexi SpA (IT Services)(a)	119
14,719	Poste Italiane SpA (Insurance)	111
7,608	Prusmian SpA (Electrical Equipment)	218
4,451	Recordati SpA (Pharmaceuticals)	163
67,352	Snam SpA (Gas Utilities)	273
376,314	Telecom Italia SpA (Diversified Telecommunication Services)(a)	70
48,336	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	294
59,581	Unicredit SpA (Banks)	603
		8,259

	Japan — 14.97%
5,300	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	245
20,200	Aeon Co. Ltd. (Food & Staples Retailing)	378
5,465	AGC, Inc. (Building Products)	170
4,200	Aisin Crop. (Auto Components)	108
15,600	Ajinomoto Co., Inc. (Food Products)	427
4,500	ANA Holdings, Inc. (Airlines)(a)(b)	85
12,900	Asahi Group Holdings Ltd. (Beverages)(b)	402
8,500	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	135
35,310	Asahi Kasei Corp. (Chemicals)	234
53,790	Astellas Pharma, Inc. (Pharmaceuticals)	712
3,300	Azbil Corp. (Electronic Equipment, Instruments & Components)	86
5,800	Bandai Namco Holdings, Inc. (Leisure Products)	378
16,060	Bridgestone Corp. (Auto Components)	519
6,600	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	114
28,647	Canon, Inc. (Technology Hardware, Storage & Peripherals)	626
7,600	Capcom Co. Ltd. (Entertainment)	191
4,200	Central Japan Railway Co. (Road & Rail)	493
25,200	Chubu Electric Power Co., Inc. (Electric Utilities)	227
20,900	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	522
30,700	Concordia Financial Group Ltd. (Banks)	95
15,700	CyberAgent, Inc. (Media)	132
6,239	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	125
2,900	Daifuku Co. Ltd. (Machinery)	136
28,300	Dai-ichi Life Holdings, Inc. (Insurance)	450
50,100	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,402
7,000	Daikin Industries Ltd. (Building Products)	1,077

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2,147	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	$200
16,930	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	344
95	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	199
38,300	Daiwa Securities Group, Inc. (Capital Markets)	150
12,200	Denso Corp. (Auto Components)	558
6,070	Dentsu Group, Inc. (Media)	173
800	Disco Corp. (Semiconductors & Semiconductor Equipment)	176
9,000	East Japan Railway Co. (Road & Rail)	462
7,700	Eisai Co. Ltd. (Pharmaceuticals)	413
98,178	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	317
5,400	FANUC Corp. (Machinery)	758
1,700	Fast Retailing Co. Ltd. (Specialty Retail)	901
3,600	Fuji Electric Co. Ltd. (Electrical Equipment)	132
10,810	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	494
5,650	Fujitsu Ltd. (IT Services) (b)	620
182	GLP J-REIT (Equity Real Estate Investment Trusts)	202
1,500	GMO Payment Gateway, Inc. (IT Services)	103
6,600	Hakuhodo DY Holdings, Inc. (Media)	46
4,000	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	171
6,400	Hankyu Hanshin Holdings, Inc. (Road & Rail)	193
600	Hikari Tsushin, Inc. (Specialty Retail)	70
880	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	115
3,000	Hitachi Construction Machinery Co. Ltd. (Machinery)	56
27,280	Hitachi Ltd. (Industrial Conglomerates)	1,161
9,100	Hitachi Metals Ltd. (Metals & Mining)(a)	137
45,954	Honda Motor Co. Ltd. (Automobiles)	998
3,100	Hoshizaki Corp. (Machinery)	86
10,400	HOYA Corp. (Health Care Equipment & Supplies)	1,002
10,800	Hulic Co. Ltd. (Real Estate Management & Development) (b)	80
3,200	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	87
8,059	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	175
4,100	Iida Group Holdings Co. Ltd. (Household Durables)	56
29,300	Inpex Corp. (Oil, Gas & Consumable Fuels)	273
16,470	Isuzu Motors Ltd. (Automobiles)	182
2,700	ITO EN Ltd. (Beverages)	110
34,258	ITOCHU Corp. (Trading Companies & Distributors)	827
4,800	Itochu Techno-Solutions Corp. (IT Services)	112
4,100	Japan Airlines Co. Ltd. (Airlines)(a)(b)	73
16,500	Japan Exchange Group, Inc. (Capital Markets)	223
18,800	Japan Post Bank Co. Ltd. (Banks)	131
74,160	Japan Post Holdings Co. Ltd. (Insurance)(b)	491
6,600	Japan Post Insurance Co. Ltd. (Insurance) (b)	92
50	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	206
197	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	148

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
37,127	Japan Tobacco, Inc. (Tobacco)	$610
13,800	JFE Holdings, Inc. (Metals & Mining)	128
5,133	JSR Corp. (Chemicals)	97
11,900	Kajima Corp. (Construction & Engineering)	113
3,800	Kakaku.com, Inc. (Interactive Media & Services)	64
14,800	Kao Corp. (Personal Products)	602
47,300	KDDI Corp. (Wireless Telecommunication Services)	1,385
3,500	Keio Corp. (Road & Rail)	128
3,900	Keisei Electric Railway Co. Ltd. (Road & Rail)	106
5,500	Keyence Corp. (Electronic Equipment, Instruments & Components)	1,819
4,100	Kikkoman Corp. (Food Products)	232
5,800	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	193
25,810	Kirin Holdings Co. Ltd. (Beverages)	398
2,600	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	152
6,900	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	166
6,420	Koei Tecmo Holdings Co. Ltd. (Entertainment)	106
5,800	Koito Manufacturing Co. Ltd. (Auto Components)	79
26,090	Komatsu Ltd. (Machinery)	475
2,600	Konami Group Corp. (Entertainment)	120
900	Kose Corp. (Personal Products)	93
28,700	Kubota Corp. (Machinery)	399
2,900	Kurita Water Industries Ltd. (Machinery)	103
9,020	Kyocera Corp. (Electronic Equipment, Instruments & Components)	454
8,700	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	200
2,100	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	211
8,345	Lixil Corp. (Building Products)	122
12,800	M3, Inc. (Health Care Technology)	357
6,300	Makita Corp. (Machinery)	122
44,071	Marubeni Corp. (Trading Companies & Distributors)^	385
16,050	Mazda Motor Corp. (Automobiles)	107
4,500	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	157
4,600	MEIJI Holdings Co. Ltd. (Food Products)	204
10,200	MINEBEA MITSUMI, Inc. (Machinery)	151
8,000	MISUMI Group, Inc. (Machinery)	172
36,110	Mitsubishi Chemical Group Corp. (Chemicals)^	165
36,540	Mitsubishi Corp. (Trading Companies & Distributors)	999
54,490	Mitsubishi Electric Corp. (Electrical Equipment)	493
33,300	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	439
18,600	Mitsubishi HC Capital, Inc. (Diversified Financial Services)	80
8,997	Mitsubishi Heavy Industries Ltd. (Machinery)	299
336,782	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,527
39,366	Mitsui & Co. Ltd. (Trading Companies & Distributors)	838
5,150	Mitsui Chemicals, Inc. (Chemicals)	100
25,700	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	490
9,700	Mitsui O.S.K. Lines Ltd. (Marine)^	174

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
69,652	Mizuho Financial Group, Inc. (Banks)	$754
11,100	MonotaRO Co. Ltd. (Trading Companies & Distributors)	170
13,900	MS&AD Insurance Group Holdings, Inc. (Insurance)	368
16,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	746
7,330	NEC Corp. (Technology Hardware, Storage & Peripherals)	235
16,800	Nexon Co. Ltd. (Entertainment)	297
6,700	NGK Insulators Ltd. (Machinery)	83
12,600	Nidec Corp. (Electrical Equipment)	705
8,500	Nihon M&A Center Holdings, Inc. (Professional Services)	97
41,000	Nintendo Co. Ltd. (Entertainment)	1,655
57	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	251
2,200	NIPPON EXPRESS HOLDINGS, INC. (Road & Rail)	112
23,400	Nippon Paint Holdings Co. Ltd. (Chemicals)(b)	158
92	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts) (b)	202
4,900	Nippon Sanso Holdings Corp. (Chemicals)	77
2,300	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	117
22,800	Nippon Steel Corp. (Metals & Mining) (b)	316
35,940	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	969
13,800	Nippon Yusen KK (Marine)^	234
3,600	Nissan Chemical Corp. (Chemicals)	161
65,400	Nissan Motor Co. Ltd. (Automobiles)	211
8,600	Nisshin Seifun Group, Inc. (Food Products)	87
2,900	Nissin Foods Holdings Co. Ltd. (Food Products) (b)	201
3,000	Nitori Holdings Co. Ltd. (Specialty Retail)	252
3,960	Nitto Denko Corp. (Chemicals)	214
82,000	Nomura Holdings, Inc. (Capital Markets)	272
3,300	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	75
160	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	177
10,920	Nomura Research Institute Ltd. (IT Services)	267
17,800	NTT Data Corp. (IT Services)	230
18,300	Obayashi Corp. (Construction & Engineering)	117
2,400	Obic Co. Ltd. (IT Services)	322
9,700	Odakyu Electric Railway Co. Ltd. (Road & Rail)	125
22,900	Oji Paper Co. Ltd. (Paper & Forest Products)	85
34,800	Olympus Corp. (Health Care Equipment & Supplies)	670
5,200	OMRON Corp. (Electronic Equipment, Instruments & Components)	238
12,300	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	287
2,300	Open House Group Co. Ltd. (Household Durables)(b)	78
1,800	Oracle Corp. (Software)	95
5,900	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	801
33,700	ORIX Corp. (Diversified Financial Services)	472
13,945	Osaka Gas Co. Ltd. (Gas Utilities)	210
4,900	OTSUKA Corp. (IT Services)	153

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
11,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	$348
14,400	Pan Pacific International Holdings Corp. (Multiline Retail)	254
62,200	Panasonic Holdings Corp. (Household Durables)	437
5,000	Persol Holdings Co. Ltd. (Professional Services)(b)	93
27,100	Rakuten Group, Inc. (Internet & Direct Marketing Retail)	116
40,600	Recruit Holdings Co. Ltd. (Professional Services)	1,170
32,900	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a) (b)	276
60,885	Resona Holdings, Inc. (Banks)	223
16,200	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	119
2,470	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	162
6,900	SBI Holdings, Inc. (Capital Markets)	124
5,900	SCSK Corp. (IT Services)	90
6,700	Secom Co. Ltd. (Commercial Services & Supplies)	382
7,869	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)^	107
10,600	Sekisui Chemical Co. Ltd. (Household Durables)	130
18,025	Sekisui House Ltd. (Household Durables)	299
22,430	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	901
11,500	SG Holdings Co. Ltd. (Air Freight & Logistics)	158
6,900	Sharp Corp. (Household Durables) (b)	41
6,700	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	176
2,400	Shimano, Inc. (Leisure Products)	376
15,600	Shimizu Corp. (Construction & Engineering)	76
10,585	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,048
8,500	Shionogi & Co. Ltd. (Pharmaceuticals)	410
11,300	Shiseido Co. Ltd. (Personal Products)	396
1,700	SMC Corp. (Machinery)	692
87,554	Softbank Corp. (Wireless Telecommunication Services)^	875
34,000	SoftBank Group Corp. (Wireless Telecommunication Services)	1,152
9,160	Sompo Holdings, Inc. (Insurance)	367
39,700	Sony Group Corp. (Household Durables)	2,559
3,800	Square Enix Holdings Co. Ltd. (Entertainment)	163
17,354	Subaru Corp. (Automobiles)	262
9,900	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	115
41,960	Sumitomo Chemical Co. Ltd. (Chemicals)^	144
31,740	Sumitomo Corp. (Trading Companies & Distributors)	392
20,120	Sumitomo Electric Industries Ltd. (Auto Components)	204
7,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	201
36,803	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,020
9,500	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	270
8,700	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	198
5,300	Suntory Beverage & Food Ltd. (Beverages)	189

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
10,400	Suzuki Motor Corp. (Automobiles)	$324
4,700	Sysmex Corp. (Health Care Equipment & Supplies)	251
14,900	T&D Holdings, Inc. (Insurance)	142
5,350	Taisei Corp. (Construction & Engineering)	148
43,745	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,136
11,000	TDK Corp. (Electronic Equipment, Instruments & Components)	340
18,200	Terumo Corp. (Health Care Equipment & Supplies)	512
14,900	The Chiba Bank Ltd. (Banks)	81
25,810	The Kansai Electric Power Co., Inc. (Electric Utilities)	216
18,400	The Shizuoka Bank Ltd. (Banks)	113
7,500	TIS, Inc. (IT Services)	199
6,700	Tobu Railway Co. Ltd. (Road & Rail)	158
4,300	Toho Co. Ltd. (Entertainment)	156
54,120	Tokio Marine Holdings, Inc. (Insurance)	962
49,500	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	158
4,260	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,050
14,500	Tokyo Gas Co. Ltd. (Gas Utilities)	245
15,000	Tokyu Corp. (Road & Rail)	171
7,400	TOPPAN, Inc. (Commercial Services & Supplies)	110
39,100	Toray Industries, Inc. (Chemicals)	192
11,900	Toshiba Corp. (Industrial Conglomerates)	424
7,300	Tosoh Corp. (Chemicals)	81
4,000	TOTO Ltd. (Building Products)	134
4,100	Toyota Industries Corp. (Auto Components)	196
299,600	Toyota Motor Corp. (Automobiles)	3,917
6,000	Toyota Tsusho Corp. (Trading Companies & Distributors)	186
4,600	Trend Micro, Inc. (Software)	248
13,300	Unicharm Corp. (Household Products)	436
7,800	USS Co. Ltd. (Specialty Retail)	121
6,500	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	137
6,600	West Japan Railway Co. (Road & Rail) (b)	252
4,800	Yakult Honsha Co. Ltd. (Food Products)	279
3,900	Yamaha Corp. (Leisure Products)	139
8,400	Yamaha Motor Co. Ltd. (Automobiles)	157
10,600	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	159
6,800	Yaskawa Electric Corp. (Machinery)	196
6,400	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	101
74,900	Z Holdings Corp. (Interactive Media & Services)	199
5,000	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	100
		82,973

	Jersey — 0.31%
278,595	Glencore PLC (Metals & Mining)(b)	1,463
32,180	WPP PLC (Media)	266
		1,729

	Luxembourg — 0.14%
14,881	ArcelorMittal SA (Metals & Mining)	296
5,503	Eurofins Scientific SE (Life Sciences Tools & Services)	327
13,304	Tenaris SA (Energy Equipment & Services)	172
		795

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands — 3.45%
11,917	ABN AMRO Bank N.V. (Banks)	$107
813	Adyen N.V. (IT Services)(a)(b)	1,014
51,640	AEGON N.V. (Insurance)	205
16,610	Airbus SE (Aerospace & Defense)	1,431
5,679	Akzo Nobel N.V. (Chemicals)	322
1,556	Argenx SE (Biotechnology)(a)	554
1,319	ASM International N.V. (Semiconductors & Semiconductor Equipment)	295
12,125	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	5,022
58,143	CNH Industrial N.V. (Machinery)	651
3,727	Euronext N.V. (Capital Markets)	236
3,055	EXOR NV (Diversified Financial Services)(a)	196
3,988	Heineken Holding N.V. (Beverages)	273
8,366	Heineken N.V. (Beverages)	731
1,790	IMCD NV (Trading Companies & Distributors)(b)	212
109,989	ING Groep N.V. (Banks)	941
8,812	JDE Peet's N.V. (Food Products)	258
5,148	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	80
35,068	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	893
5,426	Koninklijke DSM N.V. (Chemicals)	617
129,570	Koninklijke KPN N.V. (Diversified Telecommunication Services)	351
27,146	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	418
8,257	NN Group N.V. (Insurance)	321
2,968	OCI N.V. (Chemicals)(b)	109
23,368	Prosus N.V. (Internet & Direct Marketing Retail)(b)	1,215
9,165	QIAGEN N.V. (Life Sciences Tools & Services)(a)	382
3,369	Randstad N.V. (Professional Services)	145
19,255	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	598
37,558	Universal Music Group N.V. (Entertainment)	704
8,625	Wolters Kluwer N.V. (Professional Services)	840
		19,121

	New Zealand — 0.14%
35,266	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	141
16,259	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	169
19,194	Mercury NZ Ltd. (Electric Utilities)	61
36,274	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	97
52,667	Spark New Zealand Ltd. (Diversified Telecommunication Services)	147
3,792	Xero Ltd. (Software)(a)	176
		791

	Norway — 0.57%
8,210	Adevinta ASA (Interactive Media & Services)(a)	49
8,903	Aker BP ASA (Oil, Gas & Consumable Fuels)	256
26,207	DNB Bank ASA (Banks)	415
37,417	Equinor ASA (Oil, Gas & Consumable Fuels)	1,234
6,901	Gjensidige Forsikring ASA (Insurance)	119
2,519	Kongsberg Gruppen ASA (Aerospace & Defense)	76

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway (continued)
13,043	Mowi ASA (Food Products) (b)	$166
37,888	Norsk Hydro ASA (Metals & Mining)	203
27,703	Orkla ASA (Food Products)	202
1,659	Salmar ASA (Food Products)	56
22,956	Telenor ASA (Diversified Telecommunication Services)^	211
5,053	Yara International ASA (Chemicals)	178
		3,165

	Portugal — 0.11%
78,208	EDP - Energias de Portugal SA (Electric Utilities)	339
14,122	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	136
7,978	Jeronimo Martins SGPS, SA (Food & Staples Retailing)(b)	149
		624

	Singapore — 1.04%
111,938	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	209
148,924	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	198
73,300	Capitaland Investment, Ltd. (Real Estate Management & Development)	176
11,500	City Developments Ltd. (Real Estate Management & Development)	61
51,031	DBS Group Holdings Ltd. (Banks)	1,182
170,400	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	93
32,481	Grab Holdings Ltd. (Road & Rail)(a)	85
46,600	Keppel Corp. Ltd. (Industrial Conglomerates)	224
63,900	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	76
92,190	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	100
97,737	Oversea-Chinese Banking Corp. Ltd. (Banks)	801
10,776	Sea Ltd., ADR (Entertainment)(a)	604
37,700	Singapore Airlines Ltd. (Airlines)(a)	133
34,000	Singapore Exchange Ltd. (Capital Markets)	223
61,600	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	153
265,040	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	489
33,900	United Overseas Bank Ltd. (Banks)	614
20,700	United Overseas Land Group Ltd. (Real Estate Management & Development)	95
7,800	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	89
54,100	Wilmar International Ltd. (Food Products)	144
		5,749

	Spain — 1.56%
695	Acciona SA (Electric Utilities)	122
6,977	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	157
2,113	Aena SME SA (Transportation Infrastructure)(a)	219
12,692	Amadeus IT Group SA (IT Services)(a)	588
187,854	Banco Bilbao Vizcaya Argentaria SA (Banks)	843
488,538	Banco Santander SA (Banks)(b)	1,137
124,901	CaixaBank SA (Banks)	402
17,407	Cellnex Telecom SA (Diversified Telecommunication Services)	537

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
8,119	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	$167
10,349	Enagas SA (Gas Utilities)(b)	161
10,537	Endesa SA (Electric Utilities)	158
13,588	Ferrovial SA (Construction & Engineering)	308
13,433	Grifols SA (Biotechnology)(a)	116
173,642	Iberdrola SA (Electric Utilities)	1,618
30,732	Industria de Diseno Textil SA (Specialty Retail)	634
5,771	Naturgy Energy Group SA (Gas Utilities)	134
17,254	Red Electrica Corp. SA (Electric Utilities)	264
40,880	Repsol SA (Oil, Gas & Consumable Fuels)	470
6,716	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)(a)	117
152,471	Telefonica SA (Diversified Telecommunication Services)	504
		8,656

	Sweden — 2.11%
8,272	Alfa Laval AB (Machinery)	205
—	Alleima AB (Metals & Mining)(a)	—
46,416	Assa Abloy AB, B Shares (Building Products)	870
75,674	Atlas Copco AB, Class - A (Machinery)(a)	705
43,975	Atlas Copco AB, Class - B (Machinery)	365
7,706	Boliden AB (Metals & Mining)	238
7,555	Electrolux AB, Class - B (Household Durables)^	78
24,308	Embracer Group AB (Entertainment)^(a)	144
18,566	Epiroc AB, Class - A (Machinery)	266
10,987	Epiroc AB, Class - B (Machinery)	139
8,336	Equities AB (Capital Markets)	161
19,451	Essity AB, Class - B (Household Products)	384
5,403	Evolution AB (Hotels, Restaurants & Leisure)	427
17,776	Fastighets AB Balder, B Shares (Real Estate Management & Development)(a)	71
8,729	Getinge AB, B Shares (Health Care Equipment & Supplies)	149
20,576	H & M Hennes & Mauritz AB, B Shares (Specialty Retail)^	190
54,836	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	512
2,643	Holmen AB, B Shares (Paper & Forest Products)	100
15,922	Husqvarna AB, B Shares (Machinery)	88
3,674	Industrivarden AB, A Shares (Diversified Financial Services)(b)	74
4,338	Industrivarden AB, Class - C (Diversified Financial Services)	87
7,695	Indutrade AB (Trading Companies & Distributors)	125
4,171	Investment AB Latour, Class - B (Industrial Conglomerates)	69
14,978	Investor AB, Class - A (Diversified Financial Services)	229
51,329	Investor AB, Class - B (Diversified Financial Services)	750
6,822	Kinnevik AB, Class - B (Diversified Financial Services)(a)	89
3,046	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	110
6,567	Lifco AB, Class - B (Industrial Conglomerates)	91

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
42,696	Nibe Industrier AB, Class - B (Building Products)	$381
5,362	Sagax AB, Class - B (Real Estate Management & Development)	88
30,039	Sandvik AB (Machinery)	410
13,430	Securitas AB, Class - B (Commercial Services & Supplies)^	93
45,852	Skandinaviska Enskilda Banken AB, Class - A (Banks)	437
9,585	Skanska AB, B Shares (Construction & Engineering)	119
10,800	SKF AB, B Shares (Machinery)	145
19,849	Svenska Cellulosa AB SCA, Class - B (Paper & Forest Products)	252
44,399	Svenska Handelsbanken AB, A Shares (Banks)	365
26,996	Swedbank AB, A Shares (Banks)	354
50,974	Swedish Match AB (Tobacco)	505
4,759	Swedish Orphan Biovitrum AB (Biotechnology)(a)	92
21,485	Tele2 AB, B Shares (Wireless Telecommunication Services)	185
88,322	Telefonaktiebolaget LM Ericsson, Class - B (Communications Equipment)	517
89,005	Telia Co. AB (Diversified Telecommunication Services) (b)	257
42,514	Volvo AB, B Shares (Machinery)	603
5,641	Volvo AB, Class - A (Machinery)	84
16,788	Volvo Car AB, Class - B (Automobiles)(a)	73
		11,676

	Switzerland — 7.40%
46,275	ABB Ltd., Registered Shares (Electrical Equipment)	1,195
4,546	Adecco Group AG (Professional Services)(b)	125
19,493	Alcon, Inc. (Health Care Equipment & Supplies)	1,133
2,210	Bachem Holding AG, Registered Shares (Life Sciences Tools & Services)	139
1,455	Baloise Holding AG, Registered Shares (Insurance)	186
190	Barry Callebaut AG, Registered Shares (Food Products)(b)	358
30	Chocoladefabriken Lindt & Spruengli AG (Food Products)	290
5	Chocoladefabriken Lindt & Spruengli AG (Food Products)	498
14,706	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	1,388
6,079	Clariant AG, Registered Shares (Chemicals)	97
5,670	Coca-Cola HBC AG (Beverages)	118
74,679	Credit Suisse Group AG, Registered Shares (Capital Markets)	295
346	EMS-Chemie Holding AG (Chemicals)	218
1,141	Geberit AG, Registered Shares (Building Products)	490
299	Givaudan SA, Registered Shares (Chemicals)	904
15,617	Holcim Ltd., Registered Shares (Construction Materials) (b)	640
6,233	Julius Baer Group Ltd. (Capital Markets)	272
2,051	Kuehne & Nagel International AG, Registered Shares (Marine)	418

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
5,187	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)^	$237
2,730	Lonza Group AG, Registered Shares (Life Sciences Tools & Services) (b)	1,330
83,918	Nestle SA, Registered Shares (Food Products)	9,079
62,031	Novartis AG, Registered Shares (Pharmaceuticals)	4,730
994	Partners Group Holding AG (Capital Markets)	800
1,811	Roche Holding AG (Pharmaceuticals)	707
19,851	Roche Holding AG (Pharmaceuticals)	6,464
1,099	Schindler Holding AG (Machinery)	171
1,566	Schindler Holding AG, Registered Shares (Machinery)	236
216	SGS SA, Registered Shares (Professional Services) (b)	462
8,641	SIG Group AG (Containers & Packaging)(b)	175
5,568	Sika AG, Registered Shares (Chemicals)(b)	1,120
1,513	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies) (b)	333
6,144	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	562
888	Swiss Life Holding AG (Insurance)	392
4,560	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	363
8,498	Swiss Re AG (Insurance)	627
1,139	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	534
1,790	Temenos AG, Registered Shares (Software)	121
1,543	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	65
815	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	183
121,361	UBS Group AG (Capital Markets)	1,761
761	VAT Group AG (Machinery)(b)	154
4,239	Zurich Financial Services AG (Insurance)	1,690
		41,060

	Taiwan — 0.05%
4,157	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	285

	United Kingdom — 10.71%
27,419	3i Group PLC (Capital Markets)	329
61,437	abrdn PLC (Diversified Financial Services)	94
10,517	Admiral Group PLC (Insurance)	224
35,812	Anglo American PLC (Metals & Mining)	1,075
11,110	Antofagasta PLC (Metals & Mining)	136
19,201	Ashtead Group PLC (Trading Companies & Distributors)	862
10,639	Associated British Foods PLC (Food Products)	148
47,461	AstraZeneca PLC (Pharmaceuticals) (b)	5,215
40,234	Auto Trader Group PLC (Interactive Media & Services) (b)	228
4,339	Aveva Group PLC (Software)	149
79,707	Aviva PLC (Insurance)	342
134,899	BAE Systems PLC (Aerospace & Defense)	1,185
654,557	Barclays PLC (Banks)(b)	1,041
28,808	Barratt Developments PLC (Household Durables) (b)	109
4,190	Berkeley Group Holdings PLC (Household Durables)	153

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
620,186	BP PLC (Oil, Gas & Consumable Fuels)	$2,963
62,730	British American Tobacco PLC (Tobacco)	2,249
24,806	British Land Co. PLC (Equity Real Estate Investment Trusts)	96
203,097	BT Group PLC (Diversified Telecommunication Services)	273
13,403	Bunzl PLC (Trading Companies & Distributors)	409
11,263	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	225
6,147	Coca-Cola Europacific Partners PLC (Beverages)	262
66,175	Compass Group PLC (Hotels, Restaurants & Leisure)	1,318
5,781	Croda International PLC (Chemicals)(b)	413
74,366	Diageo PLC (Beverages)	3,129
6,162	Ferguson PLC (Trading Companies & Distributors)	639
118,933	GSK PLC (Pharmaceuticals)	1,717
157,899	Haleon PLC (Personal Products)(a)	493
13,948	Halma PLC (Electronic Equipment, Instruments & Components)	314
10,022	Hargreaves Lansdown PLC (Capital Markets)	96
13,200	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	199
570,566	HSBC Holdings PLC (Banks)	2,954
29,303	Imperial Brands PLC (Tobacco)	602
42,123	Informa PLC (Media)	241
5,184	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	250
5,793	Intertek Group PLC (Professional Services)	238
114,092	J Sainsbury PLC (Food & Staples Retailing)	220
72,871	JD Sports Fashion PLC (Specialty Retail)	80
5,279	Johnson Matthey PLC (Chemicals)	107
86,500	Kingfisher PLC (Specialty Retail)	211
22,583	Land Securities Group PLC (Equity Real Estate Investment Trusts)	131
168,205	Legal & General Group PLC (Insurance)	401
1,201	Linde PLC (Chemicals)	324
2,000,061	Lloyds Banking Group PLC (Banks)	904
13,996	London Stock Exchange Group PLC (Capital Markets) (b)	1,182
73,247	M&G PLC (Diversified Financial Services)	135
331,727	Melrose Industries PLC (Industrial Conglomerates)	371
13,679	Mondi PLC (Paper & Forest Products)	210
112,107	National Grid PLC (Multi-Utilities)	1,154
255,777	NatWest Group PLC (Banks)(b)	637
3,726	Next PLC (Multiline Retail)	198
32,453	Ocado Group PLC (Food & Staples Retailing)(a) (b)	168
26,517	Pearson PLC (Media)	253
8,993	Persimmon PLC (Household Durables)	123
21,120	Phoenix Group Holdings PLC (Insurance)	123
109,864	Prudential PLC (Insurance)	1,075
26,984	RecKitt Benckiser Group PLC (Household Products)	1,788
69,468	RELX PLC (Professional Services)	1,698
70,025	Rentokil Initial PLC (Commercial Services & Supplies)	371
31,650	Rio Tinto PLC (Metals & Mining)	1,712
235,740	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	181
20,600	Schroders PLC (Capital Markets)	89
43,379	Segro PLC (Equity Real Estate Investment Trusts)	362

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
11,270	Severn Trent PLC (Water Utilities)(b)	$294
224,307	Shell PLC (Oil, Gas & Consumable Fuels)	5,563
24,780	Smith & Nephew PLC (Health Care Equipment & Supplies)	286
10,907	Smiths Group PLC (Industrial Conglomerates)	182
2,904	Spirax-Sarco Engineering PLC (Machinery)	333
31,757	SSE PLC (Electric Utilities)	536
15,233	St. James Place PLC (Capital Markets)	173
73,455	Standard Chartered PLC (Banks)	459
86,757	Stellantis N.V. (Automobiles)	1,025
102,797	Taylor Wimpey PLC (Household Durables) (b)	100
379,990	Tesco PLC (Food & Staples Retailing)	872
43,028	The Sage Group PLC (Software)	332
75,470	Unilever PLC (Personal Products)	3,315
30,262	United Utilities Group PLC (Water Utilities)	299
784,364	Vodafone Group PLC (Wireless Telecommunication Services)	877
5,691	Whitbread PLC (Hotels, Restaurants & Leisure)	144
		59,368

	United States — 0.02%
3,396	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)	111
	Total Common Stocks	383,935

	Preferred Stocks — 0.29%
	Germany — 0.29%
1,686	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	109
5,019	Henkel AG & Co. KGAA — Preferred (Household Products)	298
4,314	Porsche Automobil Holding SE — Preferred (Automobiles)	243
916	Sartorius AG — Preferred (Health Care Equipment & Supplies)	317
5,228	Volkswagen AG — Preferred (Automobiles)	639
	Total Preferred Stocks	1,606

	Right — 0.00%
	United Kingdom — 0.00%
418,457	CC Japan Income & Growth Trust, Subscription Shares, 3/1/23 (Capital Markets)	2
	Total Right	2

	Exchange-Traded Fund — 0.27%
27,225	iShares MSCI EAFE ETF	1,525
	Total Exchange-Traded Fund	1,525

	Investment Companies — 27.43%
669,176	Aberdeen New Dawn Investment Trust PLC	2,006
311,255	Aberforth Smaller Companies Trust PLC	3,756
516,982	Abrdn UK Smaller Companies Growth Trust PLC^	2,318
162,643	ASA Gold and Precious Metals, Ltd.	2,037
1,614,892	AVI Japan Opportunity Trust PLC	1,954
1,500,713	Baillie Gifford European Growth Trust PLC	1,309
375,445	Baillie Gifford Japan Trust PLC	2,993

Shares	Security Description	Value (000)
	Investment Companies (continued)
813,429	Baillie Gifford UK Growth Fund PLC	1,302
280,056	BlackRock Health Sciences Trust II	4,181
376,360	BlackRock Innovation & Growth Trust	2,736
128,403	BlackRock Resources & Commodities Strategy Trust	1,116
112,205	BlackRock Science Technology Trust II	1,979
1,791,785	CC Japan Income & Growth Trust PLC	2,671
643,500	Edinburgh Investment Trust PLC	3,935
553,229	European Opportunities Trust PLC	3,905
1,226,827	Federated Hermes Treasury Obligations Fund, Institutional Shares, 2.84%^^(d)	1,227
415,147	Fidelity Emerging Markets Ltd.	2,658
1,129,408	Fidelity European Trust PLC	3,386
1,480,288	Fidelity Japan Trust PLC	2,631
1,012,300	Fidelity Special Values PLC	2,680
102,598	First Trust Dynamic Europe Equity Income Fund	979
2,280,000	Henderson European Focus Trust PLC	3,184
1,672,680	Henderson EuroTrust PLC	1,993
723,205	Japan Smaller Capitalization Fund, Inc.	4,238
1,458,877	JPMorgan European Discovery Trust PLC	5,752
6,972,093	JPMorgan European Growth & Income PLC	5,756
495,402	JPMorgan Japan Small Cap Growth & Income, Ordinary Shares	1,784
859,623	JPMorgan Japanese Investment Trust PLC	4,173
305,000	JPMorgan U.S. Smaller Companies Investment Trust PLC	1,210
1,531,727	Mercantile Investment Trust PLC	2,785
195,109	Morgan Stanley China A Share Fund, Inc.	2,636
129,752	Murray Income Trust PLC	1,068
680,471	Neuberger Berman MLP and Energy Income Fund, Inc.	4,164
432,551	Neuberger Berman Next Generation Connectivity Fund, Inc.	4,083
850,100	Oakley Capital Investments Ltd.	3,582
1,669,246	Polar Capital Global Financials Trust PLC	2,573
399,557	Polar Capital Global Healthcare Trust PLC	1,395
2,692,880	Schroder Japan Growth Fund PLC	5,912
5,902,219	Schroder UK Public Private Trust PLC	1,055
219,097	Smithson Investment Trust PLC	2,855
18,552,278	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.89%(d)	18,552
1,104,841	Strategic Equity Capital PLC	3,207
1,151,235	Temple Bar Investment Trust PLC	2,540
2,281,003	Templeton Emerging Markets Investment Trust PLC	3,550
76,903	The Mexico Fund, Inc.	1,002
196,262	The New Germany Fund, Inc.	1,366
2,552,344	TR European Growth Trust PLC	3,551
2,434,088	VGI Partners Asian Investments Ltd.	2,875
1,000,296	WAM Global Ltd.	1,148
65,001	Worldwide Healthcare Trust PLC Fund	2,378
	Total Investment Companies	152,126

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Security Description	Value (000)
Purchased Options on Futures — 1.03%
Total Purchased Options on Futures	5,698

Total Investments (cost $570,344) — 98.26%	544,892
Other assets in excess of liabilities — 1.74%	9,671
Net Assets - 100.00%	$554,563

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2022.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2022.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2022.

The Institutional International Equity Portfolio	City of London Investment Management Company, Limited	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	-	69.24%	-	-	69.24%
Preferred Stocks	-	0.29%	-	-	0.29%
Right	0.00%	-	-	-	0.00%
Exchange-Traded Funds	-	0.27%	-	-	0.27%
Investment Companies	24.16%	0.30%	2.95%	0.02%	27.43%
Purchased Options on Futures	-	-	1.03%	-	1.03%
Other Assets (Liabilities)	-0.01%	0.56%	0.36%	0.83%	1.74%
Total Net Assets	24.15%	70.66%	4.34%	0.85%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	358	12/16/22	$29,725	$(3,228)
			$29,725	$(3,228)

Futures Contracts Sold*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	172	12/16/22	$30,973	$2,697
			$30,973	$2,697
	Total Unrealized Appreciation			$2,697
	Total Unrealized Depreciation			(3,228)
	Total Net Unrealized Appreciation/(Depreciation)			$(531)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Call	36	$6,930	$3,850.00	10/21/22	$(28)
E-Mini S&P 500 Future Option	Put	16	3,048	3,810.00	10/21/22	(185)
E-Mini S&P 500 Future Option	Put	36	6,930	3,850.00	10/21/22	(475)
E-Mini S&P 500 Future Option	Put	32	6,304	3,940.00	10/21/22	(550)
E-Mini S&P 500 Future Option	Put	18	3,438	3,820.00	10/21/22	(215)
E-Mini S&P 500 Future Option	Put	36	7,236	4,020.00	10/21/22	(757)
E-Mini S&P 500 Future Option	Put	36	6,876	3,820.00	10/31/22	(447)
E-Mini S&P 500 Future Option	Put	36	7,218	4,010.00	10/31/22	(743)
E-Mini S&P 500 Future Option	Put	36	7,110	3,950.00	10/31/22	(644)
E-Mini S&P 500 Future Option	Put	18	3,375	3,750.00	10/31/22	(179)
E-Mini S&P 500 Future Option	Put	18	3,276	3,640.00	11/18/22	(149)
E-Mini S&P 500 Future Option	Put	36	6,786	3,770.00	11/18/22	(427)
E-Mini S&P 500 Future Option	Put	36	6,642	3,690.00	11/18/22	(343)
E-Mini S&P 500 Future Option	Put	18	3,222	3,580.00	11/18/22	(126)
E-Mini S&P 500 Future Option	Put	18	3,150	3,500.00	11/18/22	(99)
E-Mini S&P 500 Future Option	Put	18	3,159	3,510.00	11/18/22	(102)
E-Mini S&P 500 Future Option	Put	18	3,141	3,490.00	11/18/22	(96)
E-Mini S&P 500 Future Option	Put	18	3,087	3,430.00	11/18/22	(79)
E-Mini S&P 500 Future Option	Put	36	6,156	3,420.00	11/18/22	(153)
E-Mini S&P 500 Future Option	Put	20	3,400	3,400.00	11/18/22	(80)
E-Mini S&P 500 Future Option	Put	18	3,177	3,530.00	11/18/22	(108)
E-Mini S&P 500 Future Option	Put	18	3,195	3,550.00	11/30/22	(125)
E-Mini S&P 500 Future Option	Put	36	6,120	3,400.00	11/30/22	(163)
E-Mini S&P 500 Future Option	Put	18	3,150	3,500.00	11/30/22	(109)
E-Mini S&P 500 Future Option	Put	18	3,051	3,390.00	11/30/22	(79)
E-Mini S&P 500 Future Option	Put	18	3,087	3,430.00	11/30/22	(89)
E-Mini S&P 500 Future Option	Put	18	3,078	3,420.00	11/30/22	(87)
E-Mini S&P 500 Future Option	Put	18	3,069	3,410.00	11/30/22	(84)
E-Mini S&P 500 Future Option	Put	36	6,570	3,650.00	11/30/22	(327)
E-Mini S&P 500 Future Option	Put	18	3,105	3,450.00	11/30/22	(95)
E-Mini S&P 500 Future Option	Put	36	6,498	3,610.00	11/30/22	(294)
E-Mini S&P 500 Future Option	Put	18	2,790	3,100.00	12/16/22	(45)
E-Mini S&P 500 Future Option	Put	18	3,069	3,410.00	12/16/22	(100)
E-Mini S&P 500 Future Option	Put	18	3,060	3,400.00	12/16/22	(98)
E-Mini S&P 500 Future Option	Put	18	3,051	3,390.00	12/16/22	(95)
E-Mini S&P 500 Future Option	Put	36	6,084	3,380.00	12/16/22	(185)
E-Mini S&P 500 Future Option	Put	18	3,033	3,370.00	12/16/22	(90)
E-Mini S&P 500 Future Option	Put	18	3,015	3,350.00	12/16/22	(86)
E-Mini S&P 500 Future Option	Put	36	6,012	3,340.00	12/16/22	(167)
E-Mini S&P 500 Future Option	Put	18	3,105	3,450.00	12/16/22	(111)
						$(8,414)

Exchanged-traded options on futures contacts purchased as of September 30, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	72	$12,600	$3,500.00	10/21/22	$230
E-Mini S&P 500 Future Option	Put	18	3,825	4,250.00	10/21/22	582
E-Mini S&P 500 Future Option	Put	16	3,336	4,170.00	10/21/22	455
E-Mini S&P 500 Future Option	Put	36	6,750	3,750.00	10/21/22	336
E-Mini S&P 500 Future Option	Put	40	7,200	3,600.00	10/21/22	203
E-Mini S&P 500 Future Option	Put	18	3,177	3,530.00	10/21/22	67
E-Mini S&P 500 Future Option	Put	36	6,345	3,525.00	10/21/22	130
E-Mini S&P 500 Future Option	Put	36	6,390	3,550.00	10/21/22	146
E-Mini S&P 500 Future Option	Put	18	3,825	4,250.00	10/31/22	582
E-Mini S&P 500 Future Option	Put	18	3,780	4,200.00	10/31/22	538
E-Mini S&P 500 Future Option	Put	18	3,645	4,050.00	10/31/22	406
E-Mini S&P 500 Future Option	Put	60	10,650	3,550.00	10/31/22	289
E-Mini S&P 500 Future Option	Put	20	3,450	3,450.00	10/31/22	64
E-Mini S&P 500 Future Option	Put	54	9,369	3,470.00	10/31/22	188
E-Mini S&P 500 Future Option	Put	36	6,300	3,500.00	10/31/22	142
E-Mini S&P 500 Future Option	Put	38	6,669	3,510.00	10/31/22	156
E-Mini S&P 500 Future Option	Put	18	3,600	4,000.00	11/18/22	372
E-Mini S&P 500 Future Option	Put	18	3,555	3,950.00	11/18/22	333
E-Mini S&P 500 Future Option	Put	18	3,510	3,900.00	11/18/22	297
E-Mini S&P 500 Future Option	Put	18	3,285	3,650.00	12/16/22	182
						$5,698

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 82.29%
	Bermuda — 0.06%
348,000	Alibaba Health Information Technology Ltd. (Health Care Technology)(a)(b)	$159
1,039,733	Beijing Enterprises Water Group Ltd. (Water Utilities)(b)	238
		397

	Brazil — 4.14%
575,300	Ambev SA (Beverages)	1,658
47,055	Americanas SA (Internet & Direct Marketing Retail)	148
407,700	B3 SA - Brasil Bolsa Balcao (Capital Markets)	986
230,432	Banco Bradesco SA (Banks)	697
120,800	Banco do Brasil SA (Banks)	863
276,650	BB Seguridade Participacoes SA (Insurance)	1,363
71,700	BRF SA (Food Products)(a)	171
69,300	Centrais Electricas Brasileiras SA (Electric Utilities)	552
98,100	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	231
502,500	Itau Unibanco Holding SA (Banks)	2,614
133,700	JBS SA (Food Products)	623
144,200	Klabin SA (Containers & Packaging)	485
103,765	Localiza Rent A Car SA (Road & Rail)(b)	1,175
153,824	Lojas Renner SA (Multiline Retail)	794
462,500	Magazine Luiza SA (Multiline Retail)(a)	384
142,500	Natura & Co. Holding SA (Personal Products)(b)	389
772,900	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	4,740
215,000	Raia Drogasil SA (Food & Staples Retailing)	906
108,800	Rumo SA (Road & Rail)(b)	373
41,400	Suzano SA (Paper & Forest Products)	342
260,400	Tim SA (Wireless Telecommunication Services)	583
319,027	Vale SA (Metals & Mining)	4,261
366,300	WEG SA (Machinery)	2,183
		26,521

	Cayman Islands — 2.81%
14,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)^(a)	22
1,468,718	Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)(a)	14,657
103,000	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,081
126,000	China Mengniu Dairy Co. Ltd. (Food Products)(b)	498
480,000	Geely Automobile Holdings Ltd. (Automobiles)(b)	657
62,000	Kingsoft Corp. Ltd. (Entertainment)(b)	164
7,000	Parade Technologies Ltd. (Semiconductors & Semiconductor Equipment)	129
99,700	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)(b)	770
		17,978

	Chile — 0.44%
20,438	Banco de Credito e Inversiones SA (Banks)	520
293,158	Empresas CMPC SA (Paper & Forest Products)	446
9,904,113	Enel Americas SA (Electric Utilities)	1,045
7,027,795	Enel Chile SA (Electric Utilities)	203
47,236	Falabella SA (Multiline Retail)	94

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chile (continued)
5,610	Sociedad Quimica y Minera de Chile SA (Chemicals)	$522
		2,830

	China — 21.80%
333,965	360 Security Technology, Inc., Class - A (Software)	304
2,150,000	Agricultural Bank of China Ltd., H Shares (Banks)	644
75,400	Air China Ltd. (Airlines)(a)	111
700,000	Air China Ltd. (Airlines)(a)	532
314,000	Aluminum Corp of China Ltd., H Shares (Metals & Mining)	102
419,700	Aluminum Corp. of China Ltd., Class A (Metals & Mining)	243
5,814	Autohome, Inc., ADR (Interactive Media & Services)	167
233,576	Baidu, Inc., Class - A (Interactive Media & Services)(a)	3,439
6,902,100	Bank of China Ltd., H Shares (Banks)	2,254
1,399,000	Bank of Communications Co. Ltd., H Shares (Banks)	738
4,000	BeiGene Ltd., ADR (Biotechnology)(a)	539
281,350	Beijing Dabeinong Technology Group Co. Ltd., Class - A (Food Products)(a)	317
241,864	Beijing Shiji Information Technology Co. Ltd. (Software)	421
33,120	Beijing Tiantan Biological Products Corp. Ltd. (Biotechnology)	94
9,449	Bilibili, Inc., ADR (Entertainment)(a)	145
93,653	BYD Co. Ltd. (Automobiles)	3,322
32,000	BYD Co. Ltd., H Shares (Automobiles)(b)	788
115,500	BYD Electronic International Co. Ltd. (Communications Equipment)	276
4,000	CanSino Biologics, Inc., Class - H (Pharmaceuticals)	23
9,036	CanSino Biologics, Inc., Class A (Pharmaceuticals)	153
60,100	Chengxin Lithium Group Co. Ltd., Class - A (Paper & Forest Products)	395
432,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(b)	48
134,900	China Communications Services Corp. Ltd., H Shares (Construction & Engineering)	45
545,000	China Conch Venture Holdings Ltd. (Machinery)	867
10,570,350	China Construction Bank Corp., H Shares (Banks)	6,100
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	451
38,000	China Evergrande Group (Real Estate Management & Development)(a)	8
110,000	China Feihe Ltd. (Food Products)(a)	77
227,000	China Galaxy Securities Co. Ltd., Class A (Capital Markets)	287
174,000	China Galaxy Securities Co. Ltd., H Shares (Capital Markets)	80
50,800	China International Capital Corp. Ltd. (Capital Markets)	73
53,600	China International Capital Corp. Ltd., Class A (Capital Markets)	259
20,800	China International Travel Service Corp. Ltd. (Hotels, Restaurants & Leisure)	575
1,115,000	China Life Insurance Co. Ltd., H Shares (Insurance)	1,427
108,200	China Literature Ltd. (Media)(a)(b)	304

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
217,000	China Longyuan Power Group Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	$271
77,800	China Merchants Bank Co. Ltd. (Banks)	368
521,000	China Merchants Bank Co. Ltd., H Shares (Banks)	2,411
285,000	China Molybdenum Co. Ltd. (Metals & Mining)	111
102,000	China National Building Material Co. Ltd., H Shares (Construction Materials)(b)	78
80,850	China Northern Rare Earth Group High-Tech Co. Ltd. (Metals & Mining)	301
584,800	China Petroleum & Chemical Corp., Class A (Oil, Gas & Consumable Fuels)	354
1,643,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	702
748,000	China Resources Cement Holdings Ltd. (Construction Materials)(b)	346
941,761	China Resources Land Ltd. (Real Estate Management & Development)	3,689
730,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	1,128
697,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	2,076
846,000	China Southern Airlines Co. Ltd., H Shares (Airlines)(a)	445
5,316,000	China Tower Corp. Ltd. (Diversified Telecommunication Services)	568
304,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)(b)	552
12,400	Chongqing Brewery Co. Ltd. (Beverages)	195
37,100	Chongqing Zhifei Biological Products Co. Ltd. (Biotechnology)	451
199,680	CIFI Holdings Group Co. Ltd. (Real Estate Management & Development)	20
33,465	CITIC Securities Co. Ltd. (Capital Markets)	82
48,500	CITIC Securities Co. Ltd., H Shares (Capital Markets)	82
12,800	Contemporary Amperex Technology Co. Ltd., Class - A (Electrical Equipment)	721
482,430	COSCO SHIPPING Holdings Co. Ltd. (Marine)	744
124,800	COSCO SHIPPING Holdings Co. Ltd., H Shares (Marine)	145
786,000	Country Garden Holdings Co. (Real Estate Management & Development)	182
130,678	Country Garden Services Holdings Co. Ltd., Series S (Real Estate Management & Development)	191
118,100	CSC Financial Co. Ltd. (Capital Markets)	384
121,600	DA An Gene Co., Ltd. of Sun Yat-Sen University, Class - A (Biotechnology)	284
4,307	Daqo New Energy Corp., ADR (Semiconductors & Semiconductor Equipment)(a)	229
73,400	Dongfang Electric Corp. Ltd. (Electrical Equipment)	210
168,825	East Money Information Co. Ltd. (Capital Markets)	418
117,200	ENN Energy Holdings Ltd. (Gas Utilities)	1,563
55,623	Eve Energy Co. Ltd. (Electrical Equipment)	660
85,400	Fangda Carbon New Material Co. Ltd. (Electrical Equipment)(a)	75
450,300	Focus Media Information Technology Co. Ltd. (Media)	350

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
95,300	Foshan Haitian Flavouring & Food Co. Ltd. (Food Products)	$1,110
6,300	Fu Jian Anjoy Foods Co., Ltd., Class - A (Food Products)	137
25,400	Fujian Sunner Development Co. Ltd. (Food Products)	69
83,704	GDS Holdings, Ltd., Class - A (IT Services)(a)	184
110,000	Genscript Biotech Corp. (Life Sciences Tools & Services)(a)(b)	238
85,000	GF Securities Co. Ltd., Class - H (Capital Markets)	92
112,200	GF Securities Co. Ltd., Class A (Capital Markets)	225
2,400	Ginlong Technologies Co. Ltd., Class - A (Electrical Equipment)(a)	75
276,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	315
157,000	Guanghui Energy Co. Ltd., Class - A (Oil, Gas & Consumable Fuels)	272
598,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	425
7,072	H World Group Ltd., ADR (Hotels, Restaurants & Leisure)	237
46,000	Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)(a)	89
211,800	Haier Smart Home Co. Ltd., Class - H (Household Durables)	645
86,800	Haier Smart Home Co. Ltd., Class A (Household Durables)	302
45,900	Haitong Securities Co. Ltd. (Capital Markets)	56
88,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	47
45,000	Hengli Petrochemical Co. Ltd. (Chemicals)	107
276,000	HengTen Networks Group, Ltd. (Internet & Direct Marketing Retail)(a)	59
25,900	Hithink RoyalFlush Information Network Co. Ltd. (Capital Markets)	282
137,000	Hua Hong Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)(b)	310
25,200	Huadong Medicine Co. Ltd. (Health Care Providers & Services)	142
59,000	Huatai Securities Co. Ltd., Class - H (Capital Markets)	65
143,300	Huatai Securities Co. Ltd., Class A (Capital Markets)	244
153,200	Iflytek Co. Ltd. (Software)	707
7,221,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	3,388
222,200	Inner Mongolia BaoTou Steel Union Co. Ltd. (Metals & Mining)	57
79,000	Innovent Biologics, Inc. (Biotechnology)(a)(b)	243
23,184	Inspur Electronic Information Industry Co. Ltd. (Technology Hardware, Storage & Peripherals)	64
13,860	Intco Medical Technology Co., Ltd., Class - A (Health Care Equipment & Supplies)	39
14,242	iQiyi, Inc., ADR (Entertainment)(a)	39
74,850	JD Health International, Inc. (Internet & Direct Marketing Retail)(a)	426
182,657	JD.com, Inc., Class - A (Internet & Direct Marketing Retail)	4,607

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
1,180,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	$886
131,931	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals)	650
176,600	Jiangxi Zhengbang Technology Co. Ltd. (Food Products)(a)	111
98,300	Jinke Properties Group Co. Ltd. (Real Estate Management & Development)(a)	29
3,640	Joinn Laboratories China Co. Ltd., Class - A (Life Sciences Tools & Services)	29
1,500	JOYY, Inc., ADR (Interactive Media & Services)	39
14,100	Juewei Food Co. Ltd. (Food Products)	99
45,310	KE Holdings, Inc., ADR (Real Estate Management & Development)(a)	794
122,500	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	345
421,000	Kingdee International Software Group Co. Ltd. (Software)(a)	549
149,600	Kuaishou Technology (Media)(a)	960
5,900	Kweichow Moutai Co. Ltd. (Beverages)	1,553
46,500	Lens Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	60
47,657	LI Auto, Inc., ADR (Automobiles)(a)	1,097
278,500	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	2,113
131,819	Luxshare Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	544
218,160	Meinian Onehealth Healthcare Holdings Co. Ltd. (Health Care Providers & Services)(a)	131
395,500	Meituan Dianping (Internet & Direct Marketing Retail)(a)	8,311
59,000	Microport Scientific Corp. (Health Care Equipment & Supplies)(a)	101
7,280	Muyuan Foodstuff Co. Ltd. (Food Products)	56
136,600	National Silicon Industry Group Co. Ltd., Class - A (Semiconductors & Semiconductor Equipment)(a)	342
214,500	NetEase, Inc. (Entertainment)	3,237
171,200	New China Life Insurance Co. Ltd., H Shares (Insurance)	326
65,100	New China Life Insurance Co., Ltd., Class A (Insurance)	246
121,605	NIO, Inc., ADR (Automobiles)(a)	1,918
77,290	O-FILM Tech Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	57
23,520	Ovctek China, Inc. (Health Care Equipment & Supplies)	137
111,600	Perfect World Co. Ltd., Class - A (Entertainment)	195
456,300	PetroChina Co. Ltd., Class A (Oil, Gas & Consumable Fuels)	331
904,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	370
27,000	Pharmaron Beijing Co. Ltd., Class - H (Life Sciences Tools & Services)	131
43,608	Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail)(a)	2,729
1,210,017	Ping An Insurance Group Company of China Ltd. (Insurance)	6,036
345,600	Rongsheng Petro Chemical Co. Ltd., Class - A (Chemicals)	672

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
142,000	Seazen Group Ltd. (Real Estate Management & Development)(a)	$33
120,299	Shandong Buchang Pharmaceuticals Co. Ltd., Class - A (Pharmaceuticals)	296
136,100	Shanghai Electric Group Co. Ltd. (Electrical Equipment)(a)	74
9,000	Shanghai Junshi Biosciences Co. Ltd., Class - A (Biotechnology)(a)	64
921,300	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	1,271
4,200	Shanghai Putailai New Energy Technology Co. Ltd., Class - A (Chemicals)	33
43,600	Shanghai Zhangjiang High-Tech Park Development Co. (Real Estate Management & Development)	64
82,200	Shanxi Meijin Energy Co. Ltd. (Metals & Mining)	111
10,300	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class - A (Beverages)	438
57,920	Shenzhen Kangtai Biological Products Co. Ltd. (Biotechnology)	247
26,100	Sichuan Kelun Pharmaceutical Co. Ltd. (Pharmaceuticals)	81
18,700	Sichuan New Energy Power Co. Ltd. (Trading Companies & Distributors)(a)	49
50,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	652
54,000	Sinotruk Hong Kong Ltd. (Machinery)	45
169,000	Smoore International Holdings Ltd. (Tobacco)	200
233,617	Songcheng Performance Development Co. Ltd., Class - A (Hotels, Restaurants & Leisure)	394
5,000	StarPower Semiconductor Ltd., Class - A (Semiconductors & Semiconductor Equipment)	227
170,427	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	1,620
30,900	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	100
8,480	Suzhou Maxwell Technologies Co. Ltd., Class - A (Electrical Equipment)	578
45,497	TAL Education Group, ADR (Diversified Consumer Services)(a)	225
611,286	Tencent Holdings Ltd. (Interactive Media & Services)(b)	20,647
31,445	Tencent Music Entertainment Group, ADR (Entertainment)(a)	128
184,632	Toly Bread Co. Ltd. (Food Products)	347
89,000	Transfar Zhilian Co. Ltd. (Chemicals)	66
39,463	Trip.com Group Ltd., ADR (Internet & Direct Marketing Retail)(a)	1,078
30,940	Unisplendour Corp. Ltd., Class - A (Electronic Equipment, Instruments & Components)	69
34,096	Vipshop Holdings Ltd., ADR (Internet & Direct Marketing Retail)(a)	287
81,675	Walvax Biotechnology Co Ltd., Class - A (Biotechnology)	425
8,500	Weibo Corp., ADR (Interactive Media & Services)(a)	145
50,500	Weichai Power Co. Ltd. (Machinery)	68
54,000	Weichai Power Co. Ltd. (Machinery)	51

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
44,260	Wens Foodstuffs Group Co. Ltd. (Food Products)(a)	$128
103,292	Wuhan Guide Infrared Co. Ltd. (Electronic Equipment, Instruments & Components)	169
16,700	Wuliangye Yibin Co. Ltd., Class - A (Beverages)	397
30,360	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	42
30,340	WuXi AppTec Co. Ltd., Class - H (Life Sciences Tools & Services)	242
313,000	Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services)(a)(b)	1,863
1,159,000	Xiaomi Corp. (Technology Hardware, Storage & Peripherals)(a)(b)	1,312
51,700	Xinjiang Goldwind Science & Technology Co. Ltd. (Electrical Equipment)	82
468,481	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	492
53,882	Xpeng, Inc., ADR (Automobiles)(a)	644
366,000	Yadea Group Holdings Ltd. (Automobiles)(b)	585
88,000	Yankuang Energy Group Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	318
43,550	Yealink Network Technology Corp. Ltd. (Communications Equipment)	386
61,000	Yihai International Holdings (Food Products)	128
76,440	Yintai Gold Co. Ltd. (Metals & Mining)	139
124,076	Yonyou Network Technology Co. Ltd. (Software)	306
2,900	Youngy Co. Ltd., Class - A (Metals & Mining)(a)	46
27,030	Yunda Holding Co. Ltd. (Air Freight & Logistics)	60
10,800	Yunnan Energy New Material Co. Ltd., Class - A (Containers & Packaging)	264
4,926	Zai Lab Ltd., ADR (Biotechnology)(a)	168
23,900	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	895
51,400	Zhejiang Century Huatong Group Co. Ltd., Class - A (Entertainment)(a)	27
13,440	Zhejiang Dingli Machinery Co. Ltd. (Machinery)	68
1,094,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	743
2,982	Zhejiang HangKe Technology, Inc. Co., Class - A (Electrical Equipment)	21
61,300	Zhejiang Semir Garment Co. Ltd. (Textiles, Apparel & Luxury Goods)	41
8,200	Zhejiang Supor Co. Ltd. (Household Durables)	53
75,900	Zheshang Securities Co. Ltd. (Capital Markets)	101
29,200	ZhongAn Online P&C Insurance Co. Ltd. (Insurance)(a)	65
15,300	Zhongji Innolight Co. Ltd. (Communications Equipment)	56
63,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	252
770,300	Zijin Mining Group Co. Ltd., Class - A (Metals & Mining)	847
218,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	211

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
120,400	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	$42
325,100	Zoomlion Heavy Industry Science And Technology Co. Ltd, Class A (Machinery)	253
169,800	ZTE Corp. (Communications Equipment)	512
183,800	ZTE Corp., H Shares (Communications Equipment)	328
27,491	ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	661
		139,535

	Colombia — 0.13%
1,914,419	Ecopetrol SA (Oil, Gas & Consumable Fuels)	862

	Cyprus — 0.00%
7,712	TCS Group Holding PLC, GDR (Banks)(a)(c)	—

	Czech Republic — 0.08%
190,434	Moneta Money Bank AS (Banks)(b)	536

	Egypt — 0.06%
294,052	Commercial International Bank Egypt SAE (Banks)	378

	Greece — 0.27%
51,559	Alpha Services and Holdings SA (Banks)(a)(b)	40
116,923	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	1,698
		1,738

	Hong Kong — 0.90%
3,310,000	Alibaba Pictures Group Ltd. (Entertainment)(a)	170
712,182	China Everbright Environment Group Ltd. (Commercial Services & Supplies)	295
1,546,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	314
432,500	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	1,126
80,000	China Resources Beer Holdings Co. Ltd. (Beverages)	555
112,000	China State Construction International Holdings Ltd. (Construction & Engineering)	113
79,400	China Taiping Insurance Holdings Co. Ltd. (Insurance)(b)	67
288,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)(b)	285
1,172,000	Far East Horizon Ltd. (Diversified Financial Services)	790
67,000	Fosun International Ltd. (Industrial Conglomerates)	41
179,000	Hengan International Group Co. Ltd. (Personal Products)	800
25,200	Hutchison China Meditech Ltd., ADR (Pharmaceuticals)^(a)	223
332,000	Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components)(b)	297
124,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	86
735,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)(b)	344

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
209,600	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	$253
		5,759

	Hungary — 0.30%
62,779	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	349
36,300	OTP Bank Nyrt PLC (Banks)	663
54,565	Richter Gedeon Nyrt (Pharmaceuticals)	935
		1,947

	India — 12.72%
54,236	Adani Green Energy, Ltd. (Independent Power and Renewable Electricity Producers)(a)	1,493
203,324	Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	2,037
37,899	Adani Total Gas Ltd. (Gas Utilities)	1,546
33,041	Adani Transmission Ltd. (Electric Utilities)(a)	1,324
319,100	Ambuja Cements Ltd. (Construction Materials)	2,012
8,752	Apollo Hospitals Enterprise (Health Care Providers & Services)(b)	468
18,651	Asian Paints Ltd. (Chemicals)	763
34,614	Aurobindo Pharma Ltd. (Pharmaceuticals)(b)	216
56,857	Avenue Supermarts Ltd. (Food & Staples Retailing)(a)(b)	3,042
348,104	Axis Bank Ltd. (Banks)(b)	3,113
17,379	Bajaj Auto Ltd. (Automobiles)	750
37,286	Bajaj Finance Ltd. (Consumer Finance)(b)	3,332
77,010	Bajaj Finserv, Ltd. (Diversified Financial Services)	1,575
216,368	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)(b)	806
12,160	Biocon Ltd. (Biotechnology)	43
8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment)(a)(c)	—
722,710	Coal India Ltd. (Oil, Gas & Consumable Fuels)	1,873
73,059	Dr. Reddy's Laboratories Ltd., ADR (Pharmaceuticals)	3,824
12,020	Eicher Motors Ltd. (Automobiles)(b)	539
478,101	GAIL India Ltd. (Gas Utilities)	508
161,026	HCL Technologies Ltd. (IT Services)	1,829
46,133	Hindustan Unilever Ltd. (Household Products)(b)	1,522
209,234	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)(b)	5,837
665,177	ICICI Bank Ltd. (Banks)(b)	6,983
277,936	Infosys Ltd. (IT Services)	4,764
17,988	InterGlobe Aviation Ltd. (Airlines)(a)(b)	408
611,134	ITC Ltd. (Tobacco)(b)	2,484
19,610	Kotak Mahindra Bank Ltd. (Banks)(b)	435
543,033	NTPC Ltd. (Independent Power and Renewable Electricity Producers)(b)	1,061
231,740	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)(b)	359
31,703	Pidilite Industries Ltd. (Chemicals)	1,042
271,566	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	7,881
30,301	SBI Life Insurance Co. Ltd. (Insurance)	463
5,875	Shree Cement Ltd. (Construction Materials)(b)	1,511
305,548	State Bank of India (Banks)(b)	1,979
81,597	Tata Consultancy Services Ltd. (IT Services)(b)	2,991

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
111,086	Tata Motors Ltd. (Automobiles)(a)	$547
1,867,110	Tata Steel, Ltd. (Metals & Mining)	2,254
32,627	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,038
4,235	Trent Ltd. (Multiline Retail)	73
22,694	Ultra Tech Cement Ltd. (Construction Materials)	1,736
222,144	United Spirits Ltd. (Beverages)(a)	2,288
225,053	Vedanta Ltd. (Metals & Mining)	739
363,041	Wipro Ltd. (IT Services)(b)	1,742
1,074,947	Yes Bank, Ltd. (Banks)(a)(b)	206
		81,436

	Indonesia — 2.20%
360,200	Aneka Tambang Tbk (Metals & Mining)	46
2,110,400	PT Astra International Tbk (Automobiles)	913
7,534,785	PT Bank Central Asia Tbk (Banks)	4,207
5,393,700	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,579
830,300	PT Barito Pacific Tbk (Chemicals)	43
1,875,600	PT Charoen Pokphand Indonesia Tbk (Food Products)	696
345,000	PT Indah Kiat Pulp & Paper Tbk (Paper & Forest Products)	204
2,093,700	PT Indofood Sukses Makmur Tbk (Food Products)	827
20,553,735	PT Kalbe Farma Tbk (Pharmaceuticals)	2,466
237,400	PT Merdeka Copper Gold Tbk (Metals & Mining)(a)(b)	61
621,400	PT Semen Indonesia Persero Tbk (Construction Materials)	304
7,476,650	PT Telkom Indonesia Persero Tbk (Diversified Telecommunication Services)(b)	2,179
251,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	540
		14,065

	Kuwait — 0.31%
363,537	Boubyan Bank KSCP (Banks)	897
392,282	Kuwait Finance House KSCP (Banks)	1,065
		1,962

	Malaysia — 1.78%
241,900	AMMB Holdings Berhad (Banks)	203
1,488,900	Dialog Group Berhad (Energy Equipment & Services)	637
60,200	DiGi.Com Berhad (Wireless Telecommunication Services)	44
281,400	Hartalega Holdings Berhad (Health Care Equipment & Supplies)	100
1,093,800	IHH Healthcare Berhad (Health Care Providers & Services)	1,387
1,283,100	IOI Corp. Berhad (Food Products)	1,040
378,796	Malayan Banking Berhad (Banks)	700
1,764,700	Malaysia Airports Holdings Berhad (Transportation Infrastructure)(a)	2,125
581,500	Maxis Berhad (Wireless Telecommunication Services)(b)	439
15,300	Petronas Gas Berhad (Gas Utilities)	54
1,200,200	Press Metal Aluminum Holdings (Metals & Mining)(b)	1,040
1,142,400	Public Bank Berhad (Banks)	1,040
1,262,600	QL Resources Berhad (Food Products)	1,357
558,900	Sime Darby Berhad (Industrial Conglomerates)	257
1,028,100	Sime Darby Plantation Berhad (Food Products)	904

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
685,700	Top Glove Corp. Berhad (Health Care Equipment & Supplies)	$92
		11,419

	Mexico — 2.23%
3,159,500	America Movil SAB de CV (Wireless Telecommunication Services)	2,609
1,050,300	Cemex SAB de CV (Construction Materials)(a)	362
138,800	Coca-Cola Femsa SAB de CV (Beverages)	811
156,300	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)(b)	161
475,040	Fomento Economico Mexicano SAB de CV (Beverages)	2,977
57,155	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	1,126
363,500	Grupo Bimbo SAB de CV, Series A (Food Products)	1,281
195,000	Grupo Financiero Banorte SAB de CV (Banks)	1,252
544,645	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,843
255,700	Grupo Televisa SAB de CV (Media)	277
576,600	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	771
439,825	Orbia Advance Corp SAB de CV (Chemicals)	738
157,975	Sitios Latinoamerica SAB de CV (Diversified Telecommunication Services)(a)	71
		14,279

	Peru — 0.37%
109,508	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	737
13,465	Credicorp Ltd. (Banks)	1,653
		2,390

	Philippines — 0.83%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)(b)	1,079
1,797,673	Metropolitan Bank & Trust Co. (Banks)	1,483
17,765	PLDT, Inc. (Wireless Telecommunication Services)	456
187,693	SM Investments Corp. (Industrial Conglomerates)	2,312
		5,330

	Poland — 0.22%
97,123	Bank Pekao SA (Banks)(b)	1,181
3,287	CD Projekt SA (Entertainment)	66
3,670	KGHM Polska Miedz SA (Metals & Mining)	64
4,503	Powszechny Zaklad Ubezpieczen SA (Insurance)(b)	21
85,078	Telekomunikacja Polska SA (Diversified Telecommunication Services)	88
		1,420

	Qatar — 0.50%
370,757	Mesaieed Petrochemical Holding Co. (Chemicals)	237
110,559	Qatar Islamic Bank SAQ (Banks)	746
243,365	Qatar National Bank (Banks)	1,326
459,841	The Commercial Bank of Qatar QSC (Banks)	885
		3,194

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia — 0.00%
877,850	Gazprom PJSC (Oil, Gas & Consumable Fuels)(c)	$—
280,855	Gazprom PJSC, ADR (Oil, Gas & Consumable Fuels)(a)(c)	—
27,710	LUKOIL (Oil, Gas & Consumable Fuels)(c)	—
5,276	LUKOIL PJSC (Oil, Gas & Consumable Fuels)(c)	—
23,471	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)(c)	—
102,050	Novatek PJSC (Oil, Gas & Consumable Fuels)(c)	—
38,369	Polymetal International PLC (Metals & Mining)(a)(c)	—
3,734	Polyus PJSC (Metals & Mining)(c)	—
89,489	Sberbank of Russia PJSC, ADR (Banks)(a)(c)	—
113,164	Severstal, Registered Shares, GDR (Metals & Mining)(c)	—
125,880	Tatneft PJSC, Class - S (Oil, Gas & Consumable Fuels)(c)	—
766,486	The Moscow Exchange (Capital Markets)(a)(c)	—
814,600,000	VTB Bank PJSC (Banks)(a)(c)	—
31,318	Yandex NV, Class A (Interactive Media & Services)(a)(c)	—
		—

	Saudi Arabia — 4.18%
188,707	Al Rajhi Bank (Banks)(a)	4,040
4,497	Almarai Co. JSC (Food Products)	63
77,181	Banque Saudi Fransi (Banks)	853
16,955	Bupa Arabia For Cooperative Insurance Co. (Insurance)	756
382,830	Dar Al Arkan Real Estate Development Co. (Real Estate Management & Development)(a)	1,613
1,354	Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	75
38,940	Elm Co. (IT Services)	3,257
224,771	Emaar Economic City (Real Estate Management & Development)(a)	584
17,324	Mobile Telecommunications Co. (Wireless Telecommunication Services)(a)	52
144,652	National Commercial Bank (Banks)	2,414
172,781	Riyad Bank (Banks)	1,451
59,797	SABIC Agri-Nutrients Co. (Chemicals)	2,485
46,591	Sahara International Petrochemical Co. (Chemicals)	510
196,682	Saudi Arabian Mining Co. (Metals & Mining)(a)	3,597
62,760	Saudi Basic Industries Corp. (Chemicals)	1,469
72,167	Saudi Industrial Investment Group (Chemicals)	434
127,544	Saudi Kayan Petrochemical Co. (Chemicals)(a)	459
6,543	Saudi Tadawul Group Holding Co. (Capital Markets)	348
121,265	Saudi Telecom Co. (Diversified Telecommunication Services)(b)	1,263
71,146	The Saudi British Bank (Banks)(b)	736
37,378	The Savola Group (Food Products)	280
		26,739

	South Africa — 2.69%
8,100	Absa Group Ltd. (Banks)	79
7,411	Anglo American Platinum Ltd. (Metals & Mining)	526

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
59,086	AngloGold Ashanti Ltd. (Metals & Mining)	$808
11,124	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	82
61,875	Bid Corp. Ltd. (Food & Staples Retailing)	954
31,869	Bidvest Group Ltd. (Industrial Conglomerates)	346
6,145	Capitec Bank Holdings Ltd. (Banks)	527
229,901	Discovery Ltd. (Insurance)(a)(b)	1,328
583,993	FirstRand Ltd. (Diversified Financial Services)	1,950
57,103	Gold Fields Ltd. (Metals & Mining)(b)	461
399,656	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)(b)	260
48,655	Impala Platinum Holdings Ltd. (Metals & Mining)	453
32,304	Mr. Price Group Ltd. (Specialty Retail)	308
270,984	MTN Group Ltd. (Wireless Telecommunication Services)	1,789
79,012	MultiChoice Group Ltd. (Media)	505
23,161	Naspers Ltd. (Media)	2,873
6,453	Nedbank Group Ltd. (Banks)(b)	71
144,156	Old Mutual Ltd. (Insurance)	78
15,002	Remgro Ltd. (Diversified Financial Services)	110
34,236	Sanlam Ltd. (Insurance)(b)	97
54,300	Sasol Ltd. (Chemicals)	850
9,822	Shoprite Holdings Ltd. (Food & Staples Retailing)	117
455,387	Sibanye Stillwater Ltd. (Metals & Mining)	1,046
198,044	Standard Bank Group Ltd. (Banks)	1,565
22,743	Woolworths Holdings Ltd. (Multiline Retail)(b)	76
		17,259

	South Korea — 8.58%
4,208	AmorePacific Corp. (Personal Products)	297
7,301	Celltrion Healthcare Co. Ltd. (Health Care Providers & Services)(b)	342
12,579	Celltrion, Inc. (Biotechnology)(b)	1,527
2,884	CJ Cheiljedang Corp. (Food Products)	823
10,846	DB Insurance Co. Ltd. (Insurance)(b)	416
34,903	Doosan Enerbility Co. Ltd. (Electrical Equipment)(a)(b)	343
10,961	E-Mart Co. Ltd. (Food & Staples Retailing)	637
1,990	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	58
25,499	Hana Financial Group, Inc. (Banks)	626
2,925	Hankook Tire & Technology Co. Ltd. (Auto Components)	71
25,998	Hanon Systems (Auto Components)	150
8,426	HLB, Inc. (Leisure Products)(a)	249
16,423	HMM Co. Ltd. (Marine)^	210
5,698	Hotel Shilla Co. Ltd. (Specialty Retail)	283
23,284	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	604
8,869	Hyundai Mobis Co. Ltd. (Auto Components)	1,171
12,780	Hyundai Motor Co. Ltd. (Automobiles)	1,560
11,325	Industrial Bank of Korea (Banks)	75
28,976	Kakao Corp. (Interactive Media & Services)	1,140
16,639	KakaoBank Corp. (Banks)(a)	231
61,371	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)(a)	1,002
37,692	KB Financial Group, Inc. (Banks)(b)	1,138
34,438	Kia Motors Corp. (Automobiles)	1,714
77,662	Korea Electric Power Corp. (Electric Utilities)(a)	1,082

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
9,376	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)(a)	$473
5,017	Krafton, Inc. (Entertainment)(a)	727
35,580	KT&G Corp. (Tobacco)(b)	2,148
7,095	Kumho Petrochemical Co. Ltd. (Chemicals)	568
4,203	LG Chem Ltd. (Chemicals)	1,552
35,797	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	297
500	LG Energy Solution (Electrical Equipment)(a)	147
1,179	LG H&H Co. Ltd. (Personal Products)	517
963	LG Household & Health Care Ltd. (Personal Products)	221
2,237	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	422
65,000	Mirae Asset Daewoo Co. Ltd. (Capital Markets)	269
11,210	Naver Corp. (Interactive Media & Services)	1,493
138,644	Pan Ocean Co. Ltd. (Marine)	432
7,647	Pearl Abyss Corp. (Entertainment)(a)	246
9,435	POSCO Chemical Co. Ltd. (Construction Materials)	976
8,136	POSCO Holdings, Inc. (Metals & Mining)	1,187
2,836	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)(a)	1,588
9,149	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	706
413,926	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	15,199
54,624	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)(b)	860
7,638	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	977
4,007	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,507
2,942	Seegene, Inc. (Biotechnology)	55
60,008	Shinhan Financial Group Co. Ltd. (Banks)	1,394
728	SK Chemicals Co., Ltd. (Chemicals)	46
45,837	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	2,622
433	SK IE Technology Co. Ltd. (Chemicals)(a)	16
8,885	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	881
15,950	SK Square Co. Ltd. (Semiconductors & Semiconductor Equipment)(a)	398
22,426	Woongjin Coway Co. Ltd. (Household Durables)	839
57,981	Woori Financial Group, Inc. (Banks)	430
		54,942

	Taiwan — 10.90%
55,904	Airtac International Group (Machinery)	1,279
495,672	ASE Technology Holding Co. Ltd., Class - H (Semiconductors & Semiconductor Equipment)	1,232
745,971	Asia Cement Corp. (Construction Materials)	924
116,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	851
110,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	596
1,077,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	1,207
4,428,000	China Development Financial Holding Corp. (Banks)	1,665
280,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	1,002

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
1,248,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	$851
63,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	774
12,000	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	425
94,000	Evergreen Marine Corp. Ltd. (Marine)	429
649,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,477
748,342	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	1,170
55,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	627
946,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	3,030
986,450	Innolux Corp. (Electronic Equipment, Instruments & Components)	325
1,142,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	821
15,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	786
720,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	1,445
106,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,846
2,775,163	Mega Financial Holding Co. Ltd. (Banks)	2,716
28,000	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)	165
230,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)(b)	352
78,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	534
680,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	1,248
495,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	443
425,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	1,029
575,488	Ruentex Development Co. Ltd. (Real Estate Management & Development)	925
825,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,368
1,259,110	Taiwan Cement Corp. (Construction Materials)	1,341
276,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	831
2,207,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	29,257
438,243	The Shanghai Commercial & Savings Bank Ltd. (Banks)	677
163,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	597
801,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	896
81,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	311
661,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	408

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
714,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	$1,043
55,000	Yageo Corp. (Electronic Equipment, Instruments & Components)	464
241,000	Yang Ming Marine Transport Corp. (Marine)	463
3,274,864	Yuanta Financial Holding Co. Ltd. (Capital Markets)	2,008
		69,838

	Thailand — 2.02%
264,700	Advanced Info Service Public Co. Ltd., Class - F (Wireless Telecommunication Services)	1,365
379,300	Airports of Thailand PCL (Transportation Infrastructure)(a)	727
691,100	Berli Jucker PCL (Food & Staples Retailing)	597
728,100	BTS Group Holdings PCL (Road & Rail)	160
171,633	Central Retail Corp.-Local (Multiline Retail)	179
45,500	Delta Electronics Thailand PCL - NVDR (Electronic Equipment, Instruments & Components)	784
174,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,382
688,700	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	1,605
1,418,800	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	1,966
89,800	Indorama Ventures PCL - NVDR (Chemicals)	92
1,724,700	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	761
682,900	Minor International PCL (Hotels, Restaurants & Leisure)(a)	477
93,800	Muangthai Capital PCL (Consumer Finance)	89
429,142	PTT Chemical Public Co. Ltd. (Chemicals)	470
272,575	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	1,163
361,600	SCB X PCL (Banks)(a)	991
98,100	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	133
		12,941

	Turkey — 0.29%
435,775	Aselsan Elektronik Sanayi Ve Ticaret AS (Aerospace & Defense)	690
39,242	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	246
266,822	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	417
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class - D (Metals & Mining)	—
482,245	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	514
		1,867

	United Arab Emirates — 0.75%
421,761	Abu Dhabi Commercial Bank PJSC (Banks)	1,035
775,182	Dubai Islamic Bank PJSC (Banks)	1,258
517,479	First Abu Dhabi Bank PJSC (Banks)	2,510
		4,803

	United States — 0.73%
21,795	Southern Copper Corp. (Metals & Mining)	977

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
78,444	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	$3,713
		4,690
	Total Common Stocks	527,055

	Preferred Stocks — 1.36%
	Brazil — 0.74%
675,688	Banco Bradesco SA — Preferred (Banks)(b)	2,486
444,892	Cia Energetica de Minas Gerais — Preferred (Electric Utilities)	887
24,400	Gerdau SA — Preferred (Metals & Mining)	111
227,800	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	1,259
		4,743

	Chile — 0.12%
8,573	Sociedad Quimica y Minera de Chile SA — Preferred, B Shares (Chemicals)	798

	South Korea — 0.50%
11,127	Hyundai Motor Co. — Preferred (Automobiles)	647
6,687	Hyundai Motor Co. — Preferred (Automobiles)	391
1,665	LG Chem Ltd. — Preferred (Chemicals)	290

Shares	Security Description	Value (000)
	Preferred Stocks (continued)
	South Korea (continued)
57,211	Samsung Electronics Co. Ltd. — Preferred (Technology Hardware, Storage & Peripherals)	$1,858
		3,186
	Total Preferred Stocks	8,727

	Rights – 0.0%
321	Localiza Rent A Car SA, (Road & Rail) 10/28/22 (a)	1
	Total Rights	1

	Investment Companies — 6.83%
220,698	Federated Hermes Treasury Obligations Fund, Institutional Shares, 2.84%^^(d)	221
43,509,086	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.89%(d)	43,509
	Total Investment Companies	43,730

	Purchased Options on Futures — 0.20%
	Total Purchased Options on Futures	1,261

	Total Investments (cost $634,341) — 90.68%	580,773
	Other assets in excess of liabilities — 9.32%	59,670
	Net Assets - 100.00%	$640,443

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2022.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of September 30, 2022.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

The following tables reflect the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2022.

The Emerging Markets Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	XY Investments (HK) Limited	Total
Common Stocks	82.29%	-	-	82.29%
Preferred Stocks	1.36%	-	-	1.36%
Investment Companies	0.62%	6.21%	-	6.83%
Purchased Options on Futures	-	0.20%	-	0.20%
Other Assets (Liabilities)	-0.08%	1.52%	7.88%	9.32%
Total Net Assets	84.19%	7.93%	7.88%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	1,285	12/16/22	$55,994	$(6,766)
			$55,994	$(6,766)

Futures Contracts Sold*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	42	12/16/22	$7,563	$916
			$7,563	$916
	Total Unrealized Appreciation			$916
	Total Unrealized Depreciation			(6,766)
	Total Net Unrealized Appreciation/(Depreciation)			$(5,850)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Options on Futures Contracts

Exchange-traded options on futures contacts written as of September 30, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Call	8	$1,540	$3,850.00	10/21/22	$(6)
E-Mini S&P 500 Future Option	Put	10	1,970	3,940.00	10/21/22	(172)
E-Mini S&P 500 Future Option	Put	5	953	3,810.00	10/21/22	(58)
E-Mini S&P 500 Future Option	Put	4	764	3,820.00	10/21/22	(48)
E-Mini S&P 500 Future Option	Put	8	1,540	3,850.00	10/21/22	(106)
E-Mini S&P 500 Future Option	Put	8	1,608	4,020.00	10/21/22	(168)
E-Mini S&P 500 Future Option	Put	4	750	3,750.00	10/31/22	(40)
E-Mini S&P 500 Future Option	Put	8	1,604	4,010.00	10/31/22	(165)
E-Mini S&P 500 Future Option	Put	8	1,580	3,950.00	10/31/22	(143)
E-Mini S&P 500 Future Option	Put	8	1,528	3,820.00	10/31/22	(99)
E-Mini S&P 500 Future Option	Put	4	702	3,510.00	11/18/22	(23)
E-Mini S&P 500 Future Option	Put	4	706	3,530.00	11/18/22	(24)
E-Mini S&P 500 Future Option	Put	4	728	3,640.00	11/18/22	(33)
E-Mini S&P 500 Future Option	Put	8	1,476	3,690.00	11/18/22	(76)
E-Mini S&P 500 Future Option	Put	4	716	3,580.00	11/18/22	(28)
E-Mini S&P 500 Future Option	Put	8	1,508	3,770.00	11/18/22	(95)
E-Mini S&P 500 Future Option	Put	4	698	3,490.00	11/18/22	(21)
E-Mini S&P 500 Future Option	Put	4	686	3,430.00	11/18/22	(18)
E-Mini S&P 500 Future Option	Put	8	1,368	3,420.00	11/18/22	(34)
E-Mini S&P 500 Future Option	Put	3	510	3,400.00	11/18/22	(12)
E-Mini S&P 500 Future Option	Put	4	700	3,500.00	11/18/22	(22)
E-Mini S&P 500 Future Option	Put	4	682	3,410.00	11/30/22	(19)
E-Mini S&P 500 Future Option	Put	4	710	3,550.00	11/30/22	(28)
E-Mini S&P 500 Future Option	Put	4	700	3,500.00	11/30/22	(24)
E-Mini S&P 500 Future Option	Put	4	690	3,450.00	11/30/22	(21)
E-Mini S&P 500 Future Option	Put	4	684	3,420.00	11/30/22	(19)
E-Mini S&P 500 Future Option	Put	8	1,360	3,400.00	11/30/22	(35)
E-Mini S&P 500 Future Option	Put	8	1,444	3,610.00	11/30/22	(65)
E-Mini S&P 500 Future Option	Put	4	686	3,430.00	11/30/22	(20)
E-Mini S&P 500 Future Option	Put	8	1,460	3,650.00	11/30/22	(73)
E-Mini S&P 500 Future Option	Put	4	678	3,390.00	11/30/22	(18)
E-Mini S&P 500 Future Option	Put	4	690	3,450.00	12/16/22	(25)
E-Mini S&P 500 Future Option	Put	4	674	3,370.00	12/16/22	(20)
E-Mini S&P 500 Future Option	Put	4	682	3,410.00	12/16/22	(22)
E-Mini S&P 500 Future Option	Put	4	680	3,400.00	12/16/22	(22)
E-Mini S&P 500 Future Option	Put	4	678	3,390.00	12/16/22	(21)
E-Mini S&P 500 Future Option	Put	8	1,352	3,380.00	12/16/22	(41)
E-Mini S&P 500 Future Option	Put	4	620	3,100.00	12/16/22	(10)
E-Mini S&P 500 Future Option	Put	8	1,336	3,340.00	12/16/22	(37)
E-Mini S&P 500 Future Option	Put	4	670	3,350.00	12/16/22	(19)
						$(1,930)

Exchanged-traded options on futures contacts purchased as of September 30, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	16	$2,799	$3,500.00	10/21/22	$51
E-Mini S&P 500 Future Option	Put	8	1,410	3,525.00	10/21/22	29
E-Mini S&P 500 Future Option	Put	4	706	3,530.00	10/21/22	15
E-Mini S&P 500 Future Option	Put	8	1,420	3,550.00	10/21/22	33
E-Mini S&P 500 Future Option	Put	8	1,500	3,750.00	10/21/22	75
E-Mini S&P 500 Future Option	Put	4	850	4,250.00	10/21/22	129
E-Mini S&P 500 Future Option	Put	5	1,043	4,170.00	10/21/22	141
E-Mini S&P 500 Future Option	Put	6	1,080	3,600.00	10/21/22	30
E-Mini S&P 500 Future Option	Put	4	850	4,250.00	10/31/22	129
E-Mini S&P 500 Future Option	Put	4	840	4,200.00	10/31/22	120
E-Mini S&P 500 Future Option	Put	4	810	4,050.00	10/31/22	90
E-Mini S&P 500 Future Option	Put	12	2,081	3,470.00	10/31/22	42
E-Mini S&P 500 Future Option	Put	9	1,598	3,550.00	10/31/22	43
E-Mini S&P 500 Future Option	Put	8	1,400	3,500.00	10/31/22	32
E-Mini S&P 500 Future Option	Put	7	1,229	3,510.00	10/31/22	29
E-Mini S&P 500 Future Option	Put	3	518	3,450.00	10/31/22	10
E-Mini S&P 500 Future Option	Put	4	800	4,000.00	11/18/22	83
E-Mini S&P 500 Future Option	Put	4	790	3,950.00	11/18/22	74
E-Mini S&P 500 Future Option	Put	4	780	3,900.00	11/18/22	66
E-Mini S&P 500 Future Option	Put	4	730	3,650.00	12/16/22	40
						$1,261

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	37 Interactive Entertainment Network Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$70	$(11)	$—	$(11)
Receive	0.37%	3peak, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	18	(4)	—	(4)
Receive	0.37%	Acrobiosystems Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	(1)	—	(1)
Receive	0.37%	AECC Aviation Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	(5)	—	(5)
Receive	0.37%	Aier Eye Hospital Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	(1)	—	(1)
Receive	0.37%	AIMA Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	126	(15)	—	(15)
Receive	0.37%	Amlogic Shanghai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	211	(58)	—	(58)
Receive	0.37%	Angel Yeast Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	56	(5)	—	(5)
Receive	0.37%	Anhui Conch Cement Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	(2)	—	(2)
Receive	0.37%	Anhui Guangxin Agrochemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	176	(13)	—	(13)
Receive	0.37%	Anhui Honglu Steel Construction Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	1	—	1
Receive	0.37%	Anhui Huilong Agricultural Means of Production Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	168	(21)	—	(21)
Receive	0.37%	Anhui Transport Consulting & Design Institute Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	90	(6)	—	(6)
Receive	0.37%	Anhui Truchum Advanced Materials & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Anhui Yingjia Distillery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.37%	Anhui Zhongding Sealing Parts Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	22	(5)	—	(5)
Receive	0.37%	Anjoy Foods Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	71	4	—	4
Receive	0.37%	Apeloa Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	(1)	—	(1)
Receive	0.37%	Asia - Potash International Investment Guangzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	180	(30)	—	(30)
Receive	0.37%	Asymchem Laboratories Tianjin Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	116	(17)	—	(17)
Receive	0.37%	Bafang Electric Suzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	(1)	—	(1)
Receive	0.37%	Bank of Chengdu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	350	1	—	1
Receive	0.37%	Bank of Hangzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	413	(5)	—	(5)
Receive	0.37%	Bank of Jiangsu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	859	24	—	24
Receive	0.37%	Bank of Nanjing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	—	—	—
Receive	0.37%	Bank of Ningbo Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	96	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Bank of Suzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$641	$6	$—	$6
Receive	0.37%	Beijing Compass Technology Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	(1)	—	(1)
Receive	0.37%	Beijing Dabeinong Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	36	(3)	—	(3)
Receive	0.37%	Beijing Easpring Material Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	342	(94)	—	(94)
Receive	0.37%	Beijing Enlight Media Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	37	(5)	—	(5)
Receive	0.37%	Beijing Huafeng Test & Control Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	(2)	—	(2)
Receive	0.37%	Beijing Jingyuntong Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(1)	—	(1)
Receive	0.37%	Beijing Kingsoft Office Software, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	10	1	—	1
Receive	0.37%	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	(1)	—	(1)
Receive	0.37%	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	43	(2)	—	(2)
Receive	0.37%	Beijing Tongrentang Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	34	(2)	—	(2)
Receive	0.37%	Beijing United Information Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	308	6	—	6
Receive	0.37%	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	77	(7)	—	(7)
Receive	0.37%	Beijing Zhong Ke San Huan High-Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	144	(32)	—	(32)
Receive	0.37%	Bethel Automotive Safety Systems Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.37%	Beyondsoft Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	162	(20)	—	(20)
Receive	0.37%	Bluestar Adisseo Co. A-shares	Morgan Stanley	2/5/24	At Maturity	5	(1)	—	(1)
Receive	0.37%	Bohai Leasing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	103	(12)	—	(12)
Receive	0.37%	BTG Hotels Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.37%	BYD Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	715	(133)	—	(133)
Receive	0.37%	C&S Paper Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.37%	Caitong Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	74	(1)	—	(1)
Receive	0.37%	Camel Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	(1)	—	(1)
Receive	0.37%	Castech, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	134	(27)	—	(27)
Receive	0.37%	CECEP Solar Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	(1)	—	(1)
Receive	0.37%	CECEP Wind-Power Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	140	(20)	—	(20)
Receive	0.37%	Chacha Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	(1)	—	(1)
Receive	0.37%	Changchun Faway Automobile Components Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	50	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Changjiang Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$114	$(12)	$—	$(12)
Receive	0.37%	Chengdu CORPRO Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	48	(4)	—	(4)
Receive	0.37%	Chengdu Leejun Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.37%	Chengdu RML Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	97	(13)	—	(13)
Receive	0.37%	Chengdu Wintrue Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	101	(12)	—	(12)
Receive	0.37%	Chengdu XGimi Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	(2)	—	(2)
Receive	0.37%	Chengdu Xingrong Environment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	157	(11)	—	(11)
Receive	0.37%	Chenguang Biotech Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	339	(4)	—	(4)
Receive	0.37%	Chengxin Lithium Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	387	(91)	—	(91)
Receive	0.37%	Chifeng Jilong Gold Mining Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	(2)	—	(2)
Receive	0.37%	China CAMC Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	(1)	—	(1)
Receive	0.37%	China CITIC Bank Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	379	(6)	—	(6)
Receive	0.37%	China Design Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	209	(20)	—	(20)
Receive	0.37%	China Galaxy Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	709	(49)	—	(49)
Receive	0.37%	China Jushi Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	521	(89)	—	(89)
Receive	0.37%	China Merchants Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	586	(54)	—	(54)
Receive	0.37%	China Merchants Energy Shipping Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	62	(2)	—	(2)
Receive	0.37%	China Merchants Property Operation & Service Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	(1)	—	(1)
Receive	0.37%	China National Accord Medicines Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	77	1	—	1
Receive	0.37%	China National Chemical Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	0.37%	China National Gold Group Gold Jewellery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	(5)	—	(5)
Receive	0.37%	China National Nuclear Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	(1)	—	(1)
Receive	0.37%	China Oilfield Services Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	(2)	—	(2)
Receive	0.37%	China Pacific Insurance Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	(1)	—	(1)
Receive	0.37%	China Petroleum & Chemical Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	60	(1)	—	(1)
Receive	0.37%	China Railway Tielong Container Logistics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	164	(11)	—	(11)
Receive	0.37%	China Resources Boya Bio-pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	China Resources Microelectronics Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$12	$—	$—	$—
Receive	0.37%	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.37%	China Shenhua Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	97	—	—	—
Receive	0.37%	China South Publishing & Media Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	126	(3)	—	(3)
Receive	0.37%	China State Construction Engineering Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	355	(10)	—	(10)
Receive	0.37%	China Tourism Group Duty Free Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	127	(11)	—	(11)
Receive	0.37%	China United Network Communications Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	391	(34)	—	(34)
Receive	0.37%	China Vanke Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	157	(1)	—	(1)
Receive	0.37%	China Yangtze Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	108	(5)	—	(5)
Receive	0.37%	China Zhenhua Group Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	310	(33)	—	(33)
Receive	0.37%	Chongqing Baiya Sanitary Products Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.37%	Chongqing Brewery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	78	2	—	2
Receive	0.37%	Chongqing Changan Automobile Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	67	(6)	—	(6)
Receive	0.37%	Chongqing Department Store Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	38	(1)	—	(1)
Receive	0.37%	Chongqing Fuling Electric Power Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	208	(21)	—	(21)
Receive	0.37%	Chongqing Fuling Zhacai Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	324	(41)	—	(41)
Receive	0.37%	Chongqing Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	82	(2)	—	(2)
Receive	0.37%	CITIC Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	71	(2)	—	(2)
Receive	0.37%	City Development Environment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.37%	CNGR Advanced Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	(10)	—	(10)
Receive	0.37%	CNOOC Energy Technology & Services Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.37%	CNSIG Inner Mongolia Chemical Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	72	(11)	—	(11)
Receive	0.37%	Contemporary Amperex Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1,068	(214)	—	(214)
Receive	0.37%	COSCO SHIPPING Energy Transportation Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.37%	COSCO SHIPPING Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	169	(28)	—	(28)
Receive	0.37%	Daan Gene Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	582	(55)	—	(55)
Receive	0.37%	Dajin Heavy Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Daqin Railway Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$211	$1	$—	$1
Receive	0.37%	Dare Power Dekor Home Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	(1)	—	(1)
Receive	0.37%	Digital China Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	—	—	—
Receive	0.37%	Do-Fluoride New Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	(1)	—	(1)
Receive	0.37%	Dong-E-E-Jiao Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	(1)	—	(1)
Receive	0.37%	Dongfang Electric Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	(1)	—	(1)
Receive	0.37%	Dongfang Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.37%	Dongguan Aohai Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	64	(9)	—	(9)
Receive	0.37%	East Money Information Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	289	(74)	—	(74)
Receive	0.37%	Edan Instruments, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.37%	Electric Connector Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.37%	ENN Natural Gas Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	—	—	—
Receive	0.37%	Eoptolink Technology, Inc. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	(1)	—	(1)
Receive	0.37%	Eve Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	39	(4)	—	(4)
Receive	0.37%	Everbright Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	(1)	—	(1)
Receive	0.37%	Foshan Haitian Flavouring & Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	45	—	—	—
Receive	0.37%	Founder Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	358	(30)	—	(30)
Receive	0.37%	Fujian Boss Software Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	1	—	1
Receive	0.37%	Fujian Funeng Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	(1)	—	(1)
Receive	0.37%	Fujian Star-net Communication Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	0.37%	Fujian Sunner Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(2)	—	(2)
Receive	0.37%	Fujian Yongfu Power Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	(2)	—	(2)
Receive	0.37%	Fuyao Glass Industry Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	412	(52)	—	(52)
Receive	0.37%	Gansu Qilianshan Cement Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	103	(11)	—	(11)
Receive	0.37%	GD Power Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	(1)	—	(1)
Receive	0.37%	Gemdale Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.37%	Gigadevice Semiconductor Beijing, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	265	(45)	—	(45)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Ginlong Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$77	$(8)	$—	$(8)
Receive	0.37%	Glarun Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	94	(12)	—	(12)
Receive	0.37%	Great Wall Motor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	(5)	—	(5)
Receive	0.37%	Greattown Holdings Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	(1)	—	(1)
Receive	0.37%	Gree Electric Appliances, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	469	(24)	—	(24)
Receive	0.37%	GRG Banking Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	195	(11)	—	(11)
Receive	0.37%	Guangdong Goworld Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	116	(7)	—	(7)
Receive	0.37%	Guangdong Guanghua Sci-Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	126	(18)	—	(18)
Receive	0.37%	Guangdong Haid Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(1)	—	(1)
Receive	0.37%	Guangdong Hongda Holdings Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.37%	Guangdong Hybribio Biotech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	349	(49)	—	(49)
Receive	0.37%	Guangdong Kinlong Hardware Products Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	—	—	—
Receive	0.37%	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	148	(19)	—	(19)
Receive	0.37%	Guanghui Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	217	23	—	23
Receive	0.37%	Guangxi Guiguan Electric Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	97	(9)	—	(9)
Receive	0.37%	Guangzhou Automobile Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	(2)	—	(2)
Receive	0.37%	Guangzhou Great Power Energy & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.37%	Guangzhou Kingmed Diagnostics Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	357	(46)	—	(46)
Receive	0.37%	Guangzhou Restaurant Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	—	—	—
Receive	0.37%	Guangzhou Tinci Materials Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	395	(100)	—	(100)
Receive	0.37%	Guizhou Panjiang Refined Coal Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	(1)	—	(1)
Receive	0.37%	Guotai Junan Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	568	(53)	—	(53)
Receive	0.37%	Guoyuan Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	181	(14)	—	(14)
Receive	0.37%	Haier Smart Home Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	227	(15)	—	(15)
Receive	0.37%	Hang Zhou Great Star Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	(2)	—	(2)
Receive	0.37%	Hangzhou Binjiang Real Estate Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	1	—	1
Receive	0.37%	Hangzhou Chang Chuan Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	261	(14)	—	(14)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Hangzhou First Applied Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$4	$—	$—	$—
Receive	0.37%	Hangzhou Haoyue Personal Care Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Hebei Sinopack Electronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(1)	—	(1)
Receive	0.37%	Hefei Meiya Optoelectronic Technology, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	62	—	—	—
Receive	0.37%	Heilongjiang Agriculture Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	193	(23)	—	(23)
Receive	0.37%	Henan Lingrui Pharmaceutical Co. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Henan Mingtai Al Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	(4)	—	(4)
Receive	0.37%	Henan Shenhuo Coal & Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	272	(7)	—	(7)
Receive	0.37%	Hengtong Optic-electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	1	—	1
Receive	0.37%	Hengyi Petrochemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	(1)	—	(1)
Receive	0.37%	Hexing Electrical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	101	(5)	—	(5)
Receive	0.37%	Hisense Home Appliances Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	(1)	—	(1)
Receive	0.37%	Hithink RoyalFlush Information Network Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	62	(5)	—	(5)
Receive	0.37%	Holly Futures Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.37%	Hongfa Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	236	(36)	—	(36)
Receive	0.37%	Huadian Power International Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.37%	Huaibei Mining Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	248	22	—	22
Receive	0.37%	Huali Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(1)	—	(1)
Receive	0.37%	Huaneng Lancang River Hydropower, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	306	(21)	—	(21)
Receive	0.37%	Huaneng Power International, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	25	(2)	—	(2)
Receive	0.37%	Huapont Life Sciences Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	(2)	—	(2)
Receive	0.37%	Huayu Automotive Systems Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	36	(8)	—	(8)
Receive	0.37%	Hubei Dinglong Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(2)	—	(2)
Receive	0.37%	Hubei Feilihua Quartz Glass Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	99	(4)	—	(4)
Receive	0.37%	Hubei Xingfa Chemicals Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	296	(46)	—	(46)
Receive	0.37%	Huizhou Desay Sv Automotive Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	54	(2)	—	(2)
Receive	0.37%	Hunan Kaimeite Gases Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Hundsun Technologies, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	$60	$—	$—	$—
Receive	0.37%	IKD Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Imeik Technology Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	133	(9)	—	(9)
Receive	0.37%	Industrial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	(2)	—	(2)
Receive	0.37%	Ingenic Semiconductor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.37%	Inner Mongolia Dian Tou Energy Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.37%	Inner Mongolia ERDOS Resources Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	291	(47)	—	(47)
Receive	0.37%	Inner Mongolia Yili Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	412	(44)	—	(44)
Receive	0.37%	Inner Mongolia Yuan Xing Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	(2)	—	(2)
Receive	0.37%	iRay Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	—	—	—
Receive	0.37%	Jafron Biomedical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	334	7	—	7
Receive	0.37%	Jason Furniture Hangzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	(1)	—	(1)
Receive	0.37%	Jiangsu Bioperfectus Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	422	(48)	—	(48)
Receive	0.37%	Jiangsu Chuanzhiboke Education Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	173	(27)	—	(27)
Receive	0.37%	Jiangsu Eastern Shenghong Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	(2)	—	(2)
Receive	0.37%	Jiangsu GoodWe Power Supply Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	4	—	4
Receive	0.37%	Jiangsu Guotai International Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	203	(37)	—	(37)
Receive	0.37%	Jiangsu Hengli Hydraulic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	37	(7)	—	(7)
Receive	0.37%	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	27	—	—	—
Receive	0.37%	Jiangsu King's Luck Brewery JSC Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	84	—	—	—
Receive	0.37%	Jiangsu Provincial Agricultural Reclamation and Development Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.37%	Jiangsu Sidike New Material Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.37%	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	—	—	—
Receive	0.37%	Jiangsu Yangnong Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	177	(18)	—	(18)
Receive	0.37%	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.37%	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Jiangxi Jovo Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Jiangxi Special Electric Motor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$33	$(3)	$—	$(3)
Receive	0.37%	Jiangxi Xinyu Guoke Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.37%	Jiangzhong Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	339	(30)	—	(30)
Receive	0.37%	Jinhui Liquor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.37%	Jinke Properties Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	(3)	—	(3)
Receive	0.37%	Jizhong Energy Resources Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	51	1	—	1
Receive	0.37%	JL Mag Rare-Earth Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	156	(23)	—	(23)
Receive	0.37%	Joincare Pharmaceutical Group Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	215	(5)	—	(5)
Receive	0.37%	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	132	(7)	—	(7)
Receive	0.37%	Juewei Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	1	—	1
Receive	0.37%	Keda Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	190	(22)	—	(22)
Receive	0.37%	Kidswant Children Products Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.37%	Kingfa Sci & Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.37%	Kingnet Network Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	199	(27)	—	(27)
Receive	0.37%	Konfoong Materials International Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	65	17	—	17
Receive	0.37%	Kuang-Chi Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	49	(5)	—	(5)
Receive	0.37%	Kunshan Kinglai Hygienic Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	67	15	—	15
Receive	0.37%	Kweichow Moutai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2,568	(168)	—	(168)
Receive	0.37%	Lancy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.37%	Lao Feng Xiang Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	—	—	—
Receive	0.37%	Levima Advanced Materials Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	15	(2)	—	(2)
Receive	0.37%	LianChuang Electronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.37%	Lianhe Chemical Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	(3)	—	(3)
Receive	0.37%	Lier Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	340	(59)	—	(59)
Receive	0.37%	Lizhong Sitong Light Alloys Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(6)	—	(6)
Receive	0.37%	LONGi Green Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1,009	(186)	—	(186)
Receive	0.37%	Longshine Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Luoniushan Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$13	$(1)	$—	$(1)
Receive	0.37%	Luxshare Precision Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	79	(18)	—	(18)
Receive	0.37%	Luyang Energy-Saving Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	(2)	—	(2)
Receive	0.37%	Luzhou Laojiao Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	726	(5)	—	(5)
Receive	0.37%	Mayinglong Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Midea Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	246	(21)	—	(21)
Receive	0.37%	Milkyway Chemical Supply Chain Service Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(1)	—	(1)
Receive	0.37%	Ming Yang Smart Energy Group Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	(3)	—	(3)
Receive	0.37%	Muyuan Foods Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	51	(5)	—	(5)
Receive	0.37%	NanJi E-Commerce Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(1)	—	(1)
Receive	0.37%	Nanjing Gaoke Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	388	(14)	—	(14)
Receive	0.37%	Nanjing Yunhai Special Metals Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	38	(6)	—	(6)
Receive	0.37%	Nantong Jianghai Capacitor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	39	(3)	—	(3)
Receive	0.37%	NARI Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	(2)	—	(2)
Receive	0.37%	NAURA Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	(2)	—	(2)
Receive	0.37%	New Hope Dairy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	48	(1)	—	(1)
Receive	0.37%	New Hope Liuhe Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	(1)	—	(1)
Receive	0.37%	Ningbo Deye Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	217	(3)	—	(3)
Receive	0.37%	Ningbo Haitian Precision Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	99	(9)	—	(9)
Receive	0.37%	Ningbo Huaxiang Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.37%	Ningbo Joyson Electronic Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	18	(2)	—	(2)
Receive	0.37%	Ningbo Orient Wires & Cables Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	35	(4)	—	(4)
Receive	0.37%	Ningbo Peacebird Fashion Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	(1)	—	(1)
Receive	0.37%	Ningbo Ronbay New Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	105	(27)	—	(27)
Receive	0.37%	Ningbo Shanshan Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	(3)	—	(3)
Receive	0.37%	Ningbo Tuopu Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	(1)	—	(1)
Receive	0.37%	Ningbo Xusheng Auto Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	North Huajin Chemical Industries Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$1	$—	$—	$—
Receive	0.37%	North Industries Group Red Arrow Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	179	(38)	—	(38)
Receive	0.37%	Northeast Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.37%	Offshore Oil Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	181	(9)	—	(9)
Receive	0.37%	Olympic Circuit Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	56	(5)	—	(5)
Receive	0.37%	Oppein Home Group, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	7	(1)	—	(1)
Receive	0.37%	Orient Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	(1)	—	(1)
Receive	0.37%	Ovctek China, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	24	(3)	—	(3)
Receive	0.37%	Perfect World Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	22	(3)	—	(3)
Receive	0.37%	PetroChina Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	198	(12)	—	(12)
Receive	0.37%	PhiChem Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Ping An Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	359	(27)	—	(27)
Receive	0.37%	Ping An Insurance Group Co. of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	829	(43)	—	(43)
Receive	0.37%	Pingdingshan Tianan Coal Mining Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	—	—	—
Receive	0.37%	POCO Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.37%	Poly Developments and Holdings Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	122	4	—	4
Receive	0.37%	Pony Testing International Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	103	(18)	—	(18)
Receive	0.37%	Porton Pharma Solutions Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	310	(64)	—	(64)
Receive	0.37%	Postal Savings Bank of China Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	—	—	—
Receive	0.37%	Power Construction Corp. of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	(3)	—	(3)
Receive	0.37%	Proya Cosmetics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	52	(1)	—	(1)
Receive	0.37%	Pylon Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	41	(2)	—	(2)
Receive	0.37%	Qianhe Condiment and Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.37%	Qilu Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	(2)	—	(2)
Receive	0.37%	Qingdao Gaoce Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	36	(3)	—	(3)
Receive	0.37%	Qingdao Gon Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(2)	—	(2)
Receive	0.37%	Qingdao Hiron Commercial Cold Chain Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Qingdao Port International Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$327	$(7)	$—	$(7)
Receive	0.37%	Qingdao Sentury Tire Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	45	(5)	—	(5)
Receive	0.37%	Qinghai Salt Lake Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	258	(27)	—	(27)
Receive	0.37%	QuakeSafe Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	(1)	—	(1)
Receive	0.37%	Quectel Wireless Solutions Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	149	(22)	—	(22)
Receive	0.37%	Remegen Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.37%	Rianlon Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Richinfo Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	41	(2)	—	(2)
Receive	0.37%	Riyue Heavy Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	22	(5)	—	(5)
Receive	0.37%	Rongsheng Petrochemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	(1)	—	(1)
Receive	0.37%	Runjian Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.37%	Sailun Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	35	(2)	—	(2)
Receive	0.37%	Sangfor Technologies, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	7	(1)	—	(1)
Receive	0.37%	Sanquan Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	—	—	—
Receive	0.37%	SDIC Power Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	(1)	—	(1)
Receive	0.37%	Sealand Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	(2)	—	(2)
Receive	0.37%	SF Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.37%	SG Micro Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	387	(59)	—	(59)
Receive	0.37%	Shaanxi Coal Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	496	5	—	5
Receive	0.37%	Shandong Denghai Seeds Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.37%	Shandong Head Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	—	—	—
Receive	0.37%	Shandong Himile Mechanical Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.37%	Shandong Hi-Speed Road & Bridge Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Shandong Jinjing Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(4)	—	(4)
Receive	0.37%	Shandong Linglong Tyre Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	(5)	—	(5)
Receive	0.37%	Shandong Pharmaceutical Glass Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	—	—	—
Receive	0.37%	Shandong Publishing & Media Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	116	(8)	—	(8)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Shandong Sun Paper Industry JSC Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$248	$(19)	$—	$(19)
Receive	0.37%	Shandong Weifang Rainbow Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	46	1	—	1
Receive	0.37%	Shandong WIT Dyne Health Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	69	2	—	2
Receive	0.37%	Shanghai Baolong Automotive Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	3	(1)	—	(1)
Receive	0.37%	Shanghai Fengyuzhu Culture and Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	(1)	—	(1)
Receive	0.37%	Shanghai Flyco Electrical Appliance Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	1	—	1
Receive	0.37%	Shanghai Fudan Microelectronics Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	41	2	—	2
Receive	0.37%	Shanghai Ganglian E-Commerce Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	153	(35)	—	(35)
Receive	0.37%	Shanghai Hanbell Precise Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	(2)	—	(2)
Receive	0.37%	Shanghai Huafon Aluminium Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.37%	Shanghai International Airport Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.37%	Shanghai Maling Aquarius Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	313	(22)	—	(22)
Receive	0.37%	Shanghai Medicilon, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	10	(1)	—	(1)
Receive	0.37%	Shanghai Moons' Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	(1)	—	(1)
Receive	0.37%	Shanghai Pharmaceuticals Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	22	—	—	—
Receive	0.37%	Shanghai Pret Composites Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(2)	—	(2)
Receive	0.37%	Shanghai Pudong Development Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.37%	Shanghai Putailai New Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	186	(40)	—	(40)
Receive	0.37%	Shanghai Runda Medical Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Shanghai Tunnel Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.37%	Shanghai Yaoji Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	(2)	—	(2)
Receive	0.37%	Shanghai Zhonggu Logistics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	254	(28)	—	(28)
Receive	0.37%	Shanxi Coking Coal Energy Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	78	7	—	7
Receive	0.37%	Shanxi Lu'an Environmental Energy Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	180	(4)	—	(4)
Receive	0.37%	Shanxi Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	—	—	—
Receive	0.37%	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	177	7	—	7
Receive	0.37%	Shenghe Resources Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	167	(24)	—	(24)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Shenwan Hongyuan Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$9	$—	$—	$—
Receive	0.37%	Shenzhen Aisidi Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.37%	Shenzhen Capchem Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	76	(9)	—	(9)
Receive	0.37%	Shenzhen Center Power Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.37%	Shenzhen Click Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	34	(2)	—	(2)
Receive	0.37%	Shenzhen Desay Battery Technology Co. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.37%	Shenzhen Dynanonic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	41	(4)	—	(4)
Receive	0.37%	Shenzhen Gongjin Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	51	(3)	—	(3)
Receive	0.37%	Shenzhen Inovance Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	31	(1)	—	(1)
Receive	0.37%	Shenzhen Kedali Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	(3)	—	(3)
Receive	0.37%	Shenzhen Kinwong Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	(4)	—	(4)
Receive	0.37%	Shenzhen Laibao Hi-tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	155	(13)	—	(13)
Receive	0.37%	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	599	(11)	—	(11)
Receive	0.37%	Shenzhen New Industries Biomedical Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	1	—	1
Receive	0.37%	Shenzhen SC New Energy Technology Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.37%	Shenzhen Senior Technology Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	119	(13)	—	(13)
Receive	0.37%	Shenzhen Suntak Circuit Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	135	(34)	—	(34)
Receive	0.37%	Shenzhen Yinghe Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	194	(32)	—	(32)
Receive	0.37%	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	161	(13)	—	(13)
Receive	0.37%	Sichuan Development Lomon Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	56	(7)	—	(7)
Receive	0.37%	Sichuan Furong Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	145	(18)	—	(18)
Receive	0.37%	Sichuan Hebang Biotechnology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	144	(29)	—	(29)
Receive	0.37%	Sichuan Jiuyuan Yinhai Software Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	183	(11)	—	(11)
Receive	0.37%	Sichuan Kelun Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	209	3	—	3
Receive	0.37%	Sichuan New Energy Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	(1)	—	(1)
Receive	0.37%	Sichuan Road & Bridge Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	36	(2)	—	(2)
Receive	0.37%	Sichuan Teway Food Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Sichuan Yahua Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$448	$(71)	$—	$(71)
Receive	0.37%	Sineng Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	(1)	—	(1)
Receive	0.37%	Sino Wealth Electronic Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	118	(16)	—	(16)
Receive	0.37%	Sinomine Resource Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	85	(5)	—	(5)
Receive	0.37%	Sinoseal Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	68	(7)	—	(7)
Receive	0.37%	Sinosoft Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	(1)	—	(1)
Receive	0.37%	Sinosteel New Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	97	(5)	—	(5)
Receive	0.37%	Skshu Paint Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.37%	Skyworth Digital Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	203	(39)	—	(39)
Receive	0.37%	Sonoscape Medical Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	17	2	—	2
Receive	0.37%	SooChow Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	56	(5)	—	(5)
Receive	0.37%	StarPower Semiconductor Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	142	(29)	—	(29)
Receive	0.37%	Sunflower Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	121	1	—	1
Receive	0.37%	Sungrow Power Supply Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	72	(7)	—	(7)
Receive	0.37%	Sunresin New Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	(1)	—	(1)
Receive	0.37%	Suplet Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.37%	Suwen Electric Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.37%	Suzhou Maxwell Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	31	5	—	5
Receive	0.37%	Suzhou Secote Precision Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.37%	Suzhou SLAC Precision Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Suzhou TA&A Ultra Clean Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	424	(59)	—	(59)
Receive	0.37%	Suzhou TFC Optical Communication Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	(2)	—	(2)
Receive	0.37%	TangShan Port Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	206	(12)	—	(12)
Receive	0.37%	TBEA Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	753	(108)	—	(108)
Receive	0.37%	TCL Zhonghuan Renewable Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	150	(14)	—	(14)
Receive	0.37%	Tecon Biology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	(1)	—	(1)
Receive	0.37%	The People's Insurance Co. Group of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	205	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Thunder Software Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$239	$(36)	$—	$(36)
Receive	0.37%	Tian Di Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	337	(27)	—	(27)
Receive	0.37%	Tianjin 712 Communication & Broadcasting Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.37%	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.37%	Tianjin Ringpu Bio-Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.37%	Tianqi Lithium Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	591	(100)	—	(100)
Receive	0.37%	Tianshan Aluminum Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.37%	Tibet Mineral Development Co. A-shares	Morgan Stanley	2/5/24	At Maturity	253	(35)	—	(35)
Receive	0.37%	Tongwei Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	752	(76)	—	(76)
Receive	0.37%	Top Resource Conservation & Environment Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.37%	Trina Solar Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	59	(8)	—	(8)
Receive	0.37%	TRS Information Technology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Tsingtao Brewery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	63	4	—	4
Receive	0.37%	Unigroup Guoxin Microelectronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	210	(28)	—	(28)
Receive	0.37%	Universal Scientific Industrial Shanghai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	270	(27)	—	(27)
Receive	0.37%	Valiant Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	213	(39)	—	(39)
Receive	0.37%	Wangsu Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	—	—	—
Receive	0.37%	Wanhua Chemical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	—	—	—
Receive	0.37%	Weifu High-Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	138	(8)	—	(8)
Receive	0.37%	Weihai Guangwei Composites Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	73	5	—	5
Receive	0.37%	Wellhope Foods Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	(2)	—	(2)
Receive	0.37%	Wencan Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	(4)	—	(4)
Receive	0.37%	Wens Foodstuffs Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	72	(3)	—	(3)
Receive	0.37%	Western Superconducting Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	265	(9)	—	(9)
Receive	0.37%	Winner Medical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	56	(1)	—	(1)
Receive	0.37%	Wuhan DR Laser Technology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	(5)	—	(5)
Receive	0.37%	Wuhan Easydiagnosis Biomedicine Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	181	(24)	—	(24)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Wuliangye Yibin Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$357	$(31)	$—	$(31)
Receive	0.37%	WUS Printed Circuit Kunshan Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	(1)	—	(1)
Receive	0.37%	WuXi AppTec Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	258	(67)	—	(67)
Receive	0.37%	Wuxi Autowell Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	142	(12)	—	(12)
Receive	0.37%	Wuxi Lead Intelligent Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	93	(11)	—	(11)
Receive	0.37%	Wuxi NCE Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	36	(4)	—	(4)
Receive	0.37%	Wuxi Shangji Automation Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	216	(27)	—	(27)
Receive	0.37%	Wuxi Xinje Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	(1)	—	(1)
Receive	0.37%	XCMG Construction Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	(3)	—	(3)
Receive	0.37%	XGD, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	191	(35)	—	(35)
Receive	0.37%	Xiamen C & D, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	13	2	—	2
Receive	0.37%	Xiamen Faratronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	202	(37)	—	(37)
Receive	0.37%	Xiamen Tungsten Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	78	(10)	—	(10)
Receive	0.37%	Xi'an Triangle Defense Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	123	(24)	—	(24)
Receive	0.37%	Xianhe Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Xilinmen Furniture Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.37%	Xinjiang Goldwind Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	34	(9)	—	(9)
Receive	0.37%	Xinjiang Xintai Natural Gas Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	82	(9)	—	(9)
Receive	0.37%	Xinxiang Richful Lube Additive Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	1	—	1
Receive	0.37%	Xinyangfeng Agricultural Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	65	(5)	—	(5)
Receive	0.37%	Xinyu Iron & Steel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	(4)	—	(4)
Receive	0.37%	Yangling Metron New Material, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	263	(52)	—	(52)
Receive	0.37%	Yangtze Optical Fibre and Cable Joint Stock Ltd Co. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.37%	Yangzhou Yangjie Electronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	210	(43)	—	(43)
Receive	0.37%	Yankershop Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	161	1	—	1
Receive	0.37%	Yankuang Energy Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	186	19	—	19
Receive	0.37%	Yantai Dongcheng Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Yantai Jereh Oilfield Services Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$140	$(19)	$—	$(19)
Receive	0.37%	Yantai Zhenghai Magnetic Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Yealink Network Technology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	76	(3)	—	(3)
Receive	0.37%	YGSOFT, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	81	(15)	—	(15)
Receive	0.37%	Yifeng Pharmacy Chain Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	1	—	1
Receive	0.37%	Yongan Futures Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	(1)	—	(1)
Receive	0.37%	YongXing Special Materials Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	233	(33)	—	(33)
Receive	0.37%	Youngy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	86	(12)	—	(12)
Receive	0.37%	YTO Express Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	128	—	—	—
Receive	0.37%	Yunda Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	(1)	—	(1)
Receive	0.37%	Yunnan Botanee Bio-Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	(1)	—	(1)
Receive	0.37%	Yunnan Energy New Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	343	(86)	—	(86)
Receive	0.37%	Yunnan Yuntianhua Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	35	(1)	—	(1)
Receive	0.37%	Zhejiang Cfmoto Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.37%	Zhejiang China Commodities City Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.37%	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	(1)	—	(1)
Receive	0.37%	Zhejiang Huayou Cobalt Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	51	(12)	—	(12)
Receive	0.37%	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	249	(40)	—	(40)
Receive	0.37%	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	235	(27)	—	(27)
Receive	0.37%	Zhejiang Jingxin Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.37%	Zhejiang JIULI Hi-tech Metals Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	173	(11)	—	(11)
Receive	0.37%	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	—	—	—
Receive	0.37%	Zhejiang Juhua Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	64	(8)	—	(8)
Receive	0.37%	Zhejiang Orient Gene Biotech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.37%	Zhejiang Qianjiang Motorcycle Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	113	(15)	—	(15)
Receive	0.37%	Zhejiang Runtu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	53	(1)	—	(1)
Receive	0.37%	Zhejiang Shuanghuan Driveline Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

Total Return Swap Agreements (concluded)

Pay/Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.37%	Zhejiang Starry Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$10	$—	$—	$—
Receive	0.37%	Zhejiang Supcon Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	(2)	—	(2)
Receive	0.37%	Zhejiang Supor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	34	—	—	—
Receive	0.37%	Zhejiang Wanfeng Auto Wheel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	113	(18)	—	(18)
Receive	0.37%	Zhejiang Wanma Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	81	(22)	—	(22)
Receive	0.37%	Zhejiang Weixing Industrial Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	67	(2)	—	(2)
Receive	0.37%	Zhejiang Weixing New Building Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	—	—	—
Receive	0.37%	Zhejiang Xinan Chemical Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	91	(5)	—	(5)
Receive	0.37%	Zhende Medical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.37%	Zhongji Innolight Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	(2)	—	(2)
Receive	0.37%	Zhongshan Broad Ocean Motor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.37%	Zhuhai Huafa Properties Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	77	6	—	6
Receive	0.37%	Zhuzhou CRRC Times Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	(2)	—	(2)
Receive	0.37%	Zijin Mining Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	95	(14)	—	(14)
Receive	0.37%	ZJMI Environmental Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	(1)	—	(1)
Receive	0.37%	ZTE Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	9	(1)	—	(1)
Receive	0.37%	ZWSOFT Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	(2)	—	(2)
							$(5,330)	$—	$(5,330)
					Total swap agreements at value (assets)				$220
					Total swap agreements at value (liabilities)				(5,550)
					Net swap agreements at value				$(5,330)

Amounts Designated as "—" are $0 or have been rounded to $0

(a)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.14%
$15	Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2	1.39		7/15/30	$12
10	GM Financial Automobile Leasing Trust, Series 2021-3, Class - A3, Callable 1/20/24 @ 100.00	0.39		10/21/24	10
20	Hyundai Auto Receivables Trust, Series 2022-A, Class - A3, Callable 7/15/25 @ 100.00	2.22		10/15/26	19
40	Synchrony Card Funding LLC, Series 2022-A1, Class - A, Callable 4/15/25 @ 100.00	3.37		4/15/28	39
10	World Omni Auto Receivables Trust, Series 2021-C, Class - A4, Callable 11/15/24 @ 100.00	0.64		9/15/27	9
	Total Asset Backed Securities				89

	Collateralized Mortgage Obligations — 0.97%
20	Bank, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00	2.85		10/15/52	17
25	Bank, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00	3.47		11/15/54	24
25	Bank, Series 2022-BNK41, Class - A4	3.79	(a)	4/15/65	23
20	BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00	2.44		4/15/53	16
10	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00	2.91	(a)	9/15/43	8
10	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00	4.02		3/15/52	9
19	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4, Callable 1/10/25 @ 100.00	2.88		2/10/48	19
15	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92		2/15/53	13
10	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable 12/15/29 @ 100.00	3.10		12/15/72	9
20	COMM Mortgage Trust, Series 2015-DC1, Class - A5, Callable 2/10/25 @ 100.00	3.35		2/10/48	19
25	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/27 @ 100.00	3.18		2/10/48	24
20	Fannie Mae-ACES, Series 2020-M14, Class - A2	1.78		5/25/30	17
9	Fannie Mae-ACES, Series 2015-M8, Class - A2	2.90	(a)	1/25/25	9
17	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.06	(a)	6/25/27	16
19	Fannie Mae-ACES, Series 2018-M1, Class - A2	3.09	(a)	12/25/27	18
20	Fannie Mae-ACES, Series 2019-M5, Class - A2	3.27		1/25/29	19
25	Fannie Mae-ACES, Series 2018-M10, Class - A2	3.47	(a)	7/25/28	24
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K112, Class - A2, Callable 6/25/30 @ 100.00	1.31		5/25/30	16
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2, Callable 10/25/35 @ 100.00	1.72		5/25/35	14
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K126, Class - A2, Callable 5/25/31 @ 100.00	2.07		1/25/31	21
15	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K749, Class - A2, Callable 9/25/29 @ 100.00	2.12	(a)	4/25/55	13
10	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1521, Class - A2, Callable 9/25/36 @ 100.00	2.18		8/25/36	7
24	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2, Callable 4/25/24 @ 100.00	2.91		7/25/49	24
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class - A2, Callable 1/25/26 @ 100.00	3.15		11/25/25	24
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2, Callable 10/25/29 @ 100.00	3.51		3/25/29	47
25	GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 3/10/28 @ 100.00	3.99	(a)	3/10/51	24
25	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3, Callable 4/15/27 @ 100.00	3.14		12/15/49	23
25	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4, Callable 10/15/26 @ 100.00	3.53		12/15/47	24
25	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5, Callable 5/15/27 @ 100.00	3.60		5/15/50	23
20	Santander Drive Auto Receivables Trust, Series 2021-1, Class - D, Callable 3/15/24 @ 100.00	1.13		11/16/26	19

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 7/10/26 @ 100.00	3.06		10/10/48	$23
1	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A3, Callable 3/15/24 @ 100.00	0.26		5/15/25	1
20	Wells Fargo Commercial Mortgage Trust, Series 2022- C62, Class - A4, Callable 4/15/32 @ 100.00	4.00	(a)	4/15/55	18
25	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable 10/15/28 @ 100.00	4.44		9/15/61	24
	Total Collateralized Mortgage Obligations				629

	U.S. Government Agency Mortgages — 13.60%
—	Fannie Mae, Pool #CB0310	1.50		4/1/36	—
22	Fannie Mae, Pool #MA4280	1.50		3/1/51	17
22	Fannie Mae, Pool #MA4342	1.50		4/1/41	17
23	Fannie Mae, Pool #MA4122	1.50		9/1/35	20
22	Fannie Mae, Pool #MA4236	1.50		1/1/51	17
44	Fannie Mae, Pool #FM6579	1.50		3/1/51	34
23	Fannie Mae, Pool #FS1327	1.50		6/1/36	20
21	Fannie Mae, Pool #CA7696	1.50		11/1/50	16
—	Fannie Mae, Pool #CB0711	1.50		6/1/51	—
45	Fannie Mae, Pool #MA4441	1.50		10/1/36	39
22	Fannie Mae, Pool #CA7695	1.50		11/1/50	17
23	Fannie Mae, Pool #MA4445	1.50		10/1/41	18
17	Fannie Mae, Pool #BQ5781	1.50		11/1/35	15
—	Fannie Mae, Pool #MA4181	1.50		11/1/50	—
—	Fannie Mae, Pool #MA4417	1.50		9/1/36	—
46	Fannie Mae, Pool #MA4343	1.50		5/1/51	35
42	Fannie Mae, Pool #MA4281	2.00		3/1/51	34
22	Fannie Mae, Pool #MA4119	2.00		9/1/50	18
21	Fannie Mae, Pool #BR4094	2.00		1/1/51	17
15	Fannie Mae, Pool #FM4039	2.00		10/1/35	14
44	Fannie Mae, Pool #BR4435	2.00		4/1/51	36
—	Fannie Mae, Pool #FM6852	2.00		5/1/51	—
29	Fannie Mae, Pool #FM3755	2.00		9/1/35	26
—	Fannie Mae, Pool #CB1787	2.00		10/1/51	—
33	Fannie Mae, Pool #MA4128	2.00		9/1/40	28
21	Fannie Mae, Pool #MA4403	2.00		8/1/36	19
47	Fannie Mae, Pool #FM7411	2.00		5/1/51	38
23	Fannie Mae, Pool #FM9579	2.00		7/1/51	19
—	Fannie Mae, Pool #FM9704	2.00		12/1/51	—
—	Fannie Mae, Pool #BR2176	2.00		7/1/36	—
21	Fannie Mae, Pool #MA4360	2.00		6/1/36	18
20	Fannie Mae, Pool #CA7225	2.00		10/1/50	16
42	Fannie Mae, Pool #BQ3004	2.00		10/1/50	34
22	Fannie Mae, Pool #FM6559	2.00		3/1/51	18
40	Fannie Mae, Pool #MA4303	2.00		4/1/36	35
42	Fannie Mae, Pool #MA4255	2.00		2/1/51	34
11	Fannie Mae, Pool #AS2673	2.00		5/1/29	10
41	Fannie Mae, Pool #MA4237	2.00		1/1/51	33
25	Fannie Mae, Pool #FM4969	2.00		12/1/50	20
23	Fannie Mae, Pool #BT0240	2.00		9/1/51	19
22	Fannie Mae, Pool #BR0948	2.00		4/1/51	18
—	Fannie Mae, Pool #MA4442	2.00		10/1/36	—
24	Fannie Mae, Pool #FS0317	2.00		2/1/42	20
23	Fannie Mae, Pool #MA4474	2.00		11/1/41	20
44	Fannie Mae, Pool #MA4325	2.00		5/1/51	36
24	Fannie Mae, Pool #MA4602	2.00		5/1/37	21
24	Fannie Mae, Pool #FS1621	2.00		7/1/51	20
20	Fannie Mae, Pool #MA4182	2.00		11/1/50	16
—	Fannie Mae, Pool #FM5044	2.00		12/1/50	—
21	Fannie Mae, Pool #FM5308	2.00		12/1/50	17
44	Fannie Mae, Pool #CA8850	2.00		2/1/51	36
22	Fannie Mae, Pool #CA8687	2.00		1/1/51	17
44	Fannie Mae, Pool #MA4305	2.00		4/1/51	35
41	Fannie Mae, Pool #BQ8341	2.00		12/1/50	34

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$42	Fannie Mae, Pool #BQ7777	2.00	3/1/36	$37
21	Fannie Mae, Pool #CA7833	2.00	11/1/50	17
40	Fannie Mae, Pool #BP9370	2.00	7/1/50	32
20	Fannie Mae, Pool #CA8118	2.00	12/1/50	17
20	Fannie Mae, Pool #MA4208	2.00	12/1/50	16
22	Fannie Mae, Pool #BQ9685	2.00	1/1/51	18
20	Fannie Mae, Pool #CA7224	2.00	10/1/50	16
23	Fannie Mae, Pool #MA4437	2.00	10/1/51	19
41	Fannie Mae, Pool #FM4788	2.00	11/1/50	33
46	Fannie Mae, Pool #CB0325	2.00	4/1/51	37
22	Fannie Mae, Pool #CB0497	2.00	5/1/51	18
23	Fannie Mae, Pool #CB0684	2.00	6/1/51	18
19	Fannie Mae, Pool #MA4176	2.00	10/1/40	16
42	Fannie Mae, Pool #CA8110	2.00	12/1/50	34
40	Fannie Mae, Pool #CA9183	2.00	2/1/36	35
—	Fannie Mae, Pool #BQ5112	2.00	11/1/50	—
44	Fannie Mae, Pool #FM6448	2.00	3/1/51	36
24	Fannie Mae, Pool #BU7103	2.00	12/1/51	19
48	Fannie Mae, Pool #MA4511	2.00	1/1/52	39
1	Fannie Mae, Pool #CA6304	2.50	7/1/50	—
25	Fannie Mae, Pool #CA6074	2.50	6/1/50	21
—	Fannie Mae, Pool #FM4309	2.50	9/1/50	—
8	Fannie Mae, Pool #MA3930	2.50	2/1/35	7
8	Fannie Mae, Pool #MA3990	2.50	4/1/50	7
—	Fannie Mae, Pool #CB0415	2.50	5/1/51	—
12	Fannie Mae, Pool #BD8046	2.50	9/1/31	11
24	Fannie Mae, Pool #CB1828	2.50	10/1/51	20
24	Fannie Mae, Pool #FM9543	2.50	12/1/51	20
22	Fannie Mae, Pool #BO4657	2.50	11/1/49	19
24	Fannie Mae, Pool #CB2868	2.50	2/1/52	20
22	Fannie Mae, Pool #CB1131	2.50	7/1/51	19
23	Fannie Mae, Pool #FM8745	2.50	9/1/51	20
32	Fannie Mae, Pool #FM4638	2.50	10/1/50	27
15	Fannie Mae, Pool #BQ0329	2.50	7/1/50	13
13	Fannie Mae, Pool #BK2588	2.50	5/1/50	11
12	Fannie Mae, Pool #AS8893	2.50	2/1/32	11
6	Fannie Mae, Pool #MA3154	2.50	10/1/32	6
16	Fannie Mae, Pool #BC9041	2.50	11/1/31	14
8	Fannie Mae, Pool #MA3902	2.50	12/1/49	7
15	Fannie Mae, Pool #AB7391	2.50	12/1/42	13
24	Fannie Mae, Pool #BU1451	2.50	1/1/52	20
20	Fannie Mae, Pool #AP4742	2.50	8/1/27	18
15	Fannie Mae, Pool #MA2854	2.50	12/1/46	13
10	Fannie Mae, Pool #MA1277	2.50	12/1/27	9
7	Fannie Mae, Pool #MA3827	2.50	11/1/34	6
19	Fannie Mae, Pool #CA8131	2.50	12/1/50	16
16	Fannie Mae, Pool #MA4183	2.50	11/1/50	14
17	Fannie Mae, Pool #FM4231	2.50	9/1/50	14
—	Fannie Mae, Pool #FM3878	2.50	7/1/50	—
14	Fannie Mae, Pool #MA4096	2.50	8/1/50	12
—	Fannie Mae, Pool #CA6075	2.50	6/1/50	—
15	Fannie Mae, Pool #AU6677	2.50	9/1/28	14
6	Fannie Mae, Pool #MA3765	2.50	9/1/49	5
16	Fannie Mae, Pool #MA4159	2.50	10/1/50	14
24	Fannie Mae, Pool #FS0235	2.50	1/1/52	20
16	Fannie Mae, Pool #BP5878	2.50	6/1/50	13
22	Fannie Mae, Pool #FM2881	2.50	4/1/50	19
18	Fannie Mae, Pool #BQ5110	2.50	11/1/50	16
22	Fannie Mae, Pool #MA4399	2.50	8/1/51	18
22	Fannie Mae, Pool #MA4414	2.50	9/1/51	19
5	Fannie Mae, Pool #MA2789	2.50	10/1/36	4
—	Fannie Mae, Pool #CB2523	2.50	1/1/52	—
—	Fannie Mae, Pool #CA8955	2.50	2/1/51	—
23	Fannie Mae, Pool #MA4423	2.50	9/1/41	19
23	Fannie Mae, Pool #FM8997	2.50	10/1/51	19
23	Fannie Mae, Pool #BU5917	2.50	12/1/51	20
24	Fannie Mae, Pool #FS1340	2.50	3/1/52	20

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$17	Fannie Mae, Pool #MA4256	2.50	2/1/51	$15
44	Fannie Mae, Pool #BR7857	2.50	5/1/51	37
24	Fannie Mae, Pool #FS0547	2.50	2/1/52	20
12	Fannie Mae, Pool #MA4075	2.50	7/1/35	11
7	Fannie Mae, Pool #MA3965	2.50	3/1/40	6
22	Fannie Mae, Pool #FM9033	2.50	10/1/51	19
13	Fannie Mae, Pool #MA4078	2.50	7/1/50	11
9	Fannie Mae, Pool #MA1307	3.00	1/1/33	8
30	Fannie Mae, Pool #AB7099	3.00	11/1/42	27
10	Fannie Mae, Pool #AU3353	3.00	8/1/43	9
23	Fannie Mae, Pool #AB8897	3.00	4/1/43	20
7	Fannie Mae, Pool #BO3192	3.00	10/1/49	6
24	Fannie Mae, Pool #FS2122	3.00	3/1/52	21
7	Fannie Mae, Pool #MA2863	3.00	1/1/47	6
6	Fannie Mae, Pool #MA3377	3.00	5/1/48	6
28	Fannie Mae, Pool #AS8483	3.00	12/1/46	25
6	Fannie Mae, Pool #AS8074	3.00	10/1/46	5
4	Fannie Mae, Pool #MA3744	3.00	8/1/49	4
4	Fannie Mae, Pool #MA3691	3.00	7/1/49	4
9	Fannie Mae, Pool #AL9996	3.00	4/1/32	8
24	Fannie Mae, Pool #CB3364	3.00	4/1/52	21
7	Fannie Mae, Pool #BO2201	3.00	9/1/49	6
20	Fannie Mae, Pool #AQ7920	3.00	12/1/42	18
6	Fannie Mae, Pool #MA3237	3.00	1/1/48	5
14	Fannie Mae, Pool #BC4764	3.00	10/1/46	13
10	Fannie Mae, Pool #B09169	3.00	12/1/49	9
—	Fannie Mae, Pool #BD2446	3.00	1/1/47	—
7	Fannie Mae, Pool #MA2897	3.00	2/1/37	6
9	Fannie Mae, Pool #AB2047	3.00	1/1/26	8
8	Fannie Mae, Pool #AZ2936	3.00	9/1/45	7
—	Fannie Mae, Pool #AS7908	3.00	9/1/46	—
7	Fannie Mae, Pool #FM1370	3.00	4/1/46	6
5	Fannie Mae, Pool #FM1299	3.00	7/1/49	4
12	Fannie Mae, Pool #AS8276	3.00	11/1/46	11
24	Fannie Mae, Pool #BU1241	3.00	3/1/52	21
8	Fannie Mae, Pool #CA5423	3.00	3/1/50	7
6	Fannie Mae, Pool #MA3831	3.00	11/1/39	5
5	Fannie Mae, Pool #FM2132	3.00	1/1/50	5
32	Fannie Mae, Pool #AO0752	3.00	4/1/42	28
5	Fannie Mae, Pool #BN7703	3.00	8/1/49	5
6	Fannie Mae, Pool #MA3871	3.00	12/1/49	5
10	Fannie Mae, Pool #MA3802	3.00	10/1/49	9
6	Fannie Mae, Pool #MA3127	3.00	9/1/37	5
5	Fannie Mae, Pool #MA2523	3.00	2/1/36	5
5	Fannie Mae, Pool #MA3774	3.00	9/1/49	4
9	Fannie Mae, Pool #MA3897	3.00	1/1/35	9
10	Fannie Mae, Pool #BP1932	3.00	4/1/50	9
5	Fannie Mae, Pool #FM1585	3.00	9/1/49	5
24	Fannie Mae, Pool #CB3172	3.00	3/1/52	20
22	Fannie Mae, Pool #MA2246	3.00	4/1/30	20
9	Fannie Mae, Pool #MA3738	3.00	8/1/34	9
24	Fannie Mae, Pool #CB2759	3.00	2/1/52	21
10	Fannie Mae, Pool #MA4079	3.00	7/1/50	9
10	Fannie Mae, Pool #FM3395	3.00	6/1/50	9
9	Fannie Mae, Pool #CA5668	3.00	5/1/50	8
9	Fannie Mae, Pool #CA5519	3.00	4/1/50	8
10	Fannie Mae, Pool #MA4048	3.00	6/1/50	9
14	Fannie Mae, Pool #QB1382	3.00	7/1/50	12
12	Fannie Mae, Pool #BP6466	3.00	7/1/50	11
7	Fannie Mae, Pool #B08947	3.00	1/1/50	6
15	Fannie Mae, Pool #MA3937	3.00	2/1/50	13
6	Fannie Mae, Pool #MA3905	3.00	1/1/50	6
14	Fannie Mae, Pool #BC9003	3.00	11/1/46	13
13	Fannie Mae, Pool #MA3834	3.00	11/1/49	12
9	Fannie Mae, Pool #B06219	3.00	12/1/49	8
24	Fannie Mae, Pool #BU8883	3.00	3/1/52	21
6	Fannie Mae, Pool #MA3890	3.00	1/1/40	6

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$14	Fannie Mae, Pool #MA3991	3.00	4/1/50	$12
11	Fannie Mae, Pool #AL9263	3.00	10/1/46	9
10	Fannie Mae, Pool #BO7242	3.00	1/1/50	9
25	Fannie Mae, Pool #AS0302	3.00	8/1/43	22
5	Fannie Mae, Pool #MA3339	3.00	4/1/33	5
9	Fannie Mae, Pool #FM4317	3.00	9/1/50	8
3	Fannie Mae, Pool #MA3614	3.50	3/1/49	2
6	Fannie Mae, Pool #MA3210	3.50	12/1/49	5
5	Fannie Mae, Pool #MA3148	3.50	10/1/47	4
3	Fannie Mae, Pool #BM5485	3.50	2/1/49	3
5	Fannie Mae, Pool #MA3059	3.50	7/1/37	4
5	Fannie Mae, Pool #ZA5052	3.50	11/1/47	4
11	Fannie Mae, Pool #MA3243	3.50	1/1/38	10
10	Fannie Mae, Pool #MA1980	3.50	8/1/44	9
6	Fannie Mae, Pool #FM1566	3.50	11/1/48	5
8	Fannie Mae, Pool #AS0024	3.50	7/1/43	7
5	Fannie Mae, Pool #BD5046	3.50	2/1/47	5
9	Fannie Mae, Pool #AZ0862	3.50	7/1/45	9
7	Fannie Mae, Pool #AL1717	3.50	5/1/27	7
3	Fannie Mae, Pool #MA3692	3.50	7/1/49	3
28	Fannie Mae, Pool #AQ0546	3.50	11/1/42	26
4	Fannie Mae, Pool #MA3775	3.50	9/1/49	4
3	Fannie Mae, Pool #CA4026	3.50	5/1/49	3
7	Fannie Mae, Pool #FM1911	3.50	7/1/48	6
4	Fannie Mae, Pool #FM0020	3.50	7/1/49	3
3	Fannie Mae, Pool #MA3663	3.50	5/1/49	3
7	Fannie Mae, Pool #AB2052	3.50	1/1/26	7
3	Fannie Mae, Pool #MA3597	3.50	2/1/49	3
8	Fannie Mae, Pool #MA3026	3.50	6/1/47	7
15	Fannie Mae, Pool #MA2125	3.50	12/1/44	13
3	Fannie Mae, Pool #MA3494	3.50	10/1/48	3
4	Fannie Mae, Pool #BA1893	3.50	8/1/45	3
9	Fannie Mae, Pool #MA2706	3.50	8/1/46	8
6	Fannie Mae, Pool #BK9038	3.50	10/1/33	6
7	Fannie Mae, Pool #AS6102	3.50	11/1/45	6
5	Fannie Mae, Pool #MA3057	3.50	7/1/47	4
5	Fannie Mae, Pool #MA3906	3.50	1/1/50	5
4	Fannie Mae, Pool #AS4236	3.50	1/1/45	3
4	Fannie Mae, Pool #AS6394	3.50	12/1/45	4
5	Fannie Mae, Pool #MA3835	3.50	11/1/49	4
5	Fannie Mae, Pool #BM4703	3.50	2/1/48	4
7	Fannie Mae, Pool #AS7388	3.50	6/1/46	6
—	Fannie Mae, Pool #AB5511	3.50	7/1/42	—
3	Fannie Mae, Pool #MA3637	3.50	4/1/49	3
4	Fannie Mae, Pool #MA3745	3.50	8/1/49	3
8	Fannie Mae, Pool #BP1947	3.50	4/1/50	8
5	Fannie Mae, Pool #FM1001	3.50	11/1/48	5
1	Fannie Mae, Pool #AB6017	3.50	8/1/42	1
13	Fannie Mae, Pool #AS4771	3.50	4/1/45	12
4	Fannie Mae, Pool #MA2522	3.50	2/1/46	4
6	Fannie Mae, Pool #BM2000	3.50	5/1/49	5
9	Fannie Mae, Pool #MA3182	3.50	11/1/47	9
10	Fannie Mae, Pool #BC2926	3.50	3/1/46	9
5	Fannie Mae, Pool #MA3305	3.50	3/1/48	4
11	Fannie Mae, Pool #BM1568	3.50	7/1/47	10
6	Fannie Mae, Pool #BJ3716	3.50	12/1/47	5
6	Fannie Mae, Pool #BC0443	3.50	12/1/45	6
6	Fannie Mae, Pool #AS7491	3.50	7/1/46	6
10	Fannie Mae, Pool #BJ4916	3.50	3/1/48	9
7	Fannie Mae, Pool #MA3520	3.50	10/1/48	6
7	Fannie Mae, Pool #BC1158	3.50	2/1/46	7
4	Fannie Mae, Pool #FM1960	4.00	5/1/49	4
4	Fannie Mae, Pool #FM0021	4.00	3/1/49	3
6	Fannie Mae, Pool #AS7558	4.00	7/1/46	5
3	Fannie Mae, Pool #FM1571	4.00	12/1/48	3
7	Fannie Mae, Pool #BM4306	4.00	9/1/25	7
3	Fannie Mae, Pool #MA3563	4.00	1/1/49	3

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$5	Fannie Mae, Pool #BN6677	4.00	6/1/49	$5
7	Fannie Mae, Pool #AU8849	4.00	11/1/43	7
10	Fannie Mae, Pool #AS3468	4.00	10/1/44	9
13	Fannie Mae, Pool #BK7943	4.00	11/1/48	12
9	Fannie Mae, Pool #AX0841	4.00	9/1/44	9
8	Fannie Mae, Pool #AS3467	4.00	10/1/44	8
3	Fannie Mae, Pool #BK0909	4.00	7/1/48	3
4	Fannie Mae, Pool #BN0334	4.00	12/1/48	3
4	Fannie Mae, Pool #MA3183	4.00	11/1/47	4
6	Fannie Mae, Pool #MA3804	4.00	10/1/49	6
6	Fannie Mae, Pool #AS9831	4.00	6/1/47	6
5	Fannie Mae, Pool #AZ7362	4.00	11/1/45	4
—	Fannie Mae, Pool #190405	4.00	10/1/40	—
4	Fannie Mae, Pool #MA2415	4.00	10/1/45	4
4	Fannie Mae, Pool #FM1415	4.00	12/1/48	4
4	Fannie Mae, Pool #BD7060	4.00	3/1/47	4
4	Fannie Mae, Pool #CA0183	4.00	8/1/47	4
4	Fannie Mae, Pool #MA3746	4.00	8/1/49	4
17	Fannie Mae, Pool #AO2959	4.00	5/1/42	16
8	Fannie Mae, Pool #MA2995	4.00	5/1/47	7
—	Fannie Mae, Pool #BE8373	4.00	2/1/47	—
11	Fannie Mae, Pool #BM1066	4.00	2/1/47	10
3	Fannie Mae, Pool #MA3521	4.00	11/1/48	3
10	Fannie Mae, Pool #AS8823	4.00	2/1/47	9
3	Fannie Mae, Pool #CA2316	4.00	7/1/48	3
3	Fannie Mae, Pool #BK0920	4.00	7/1/48	3
7	Fannie Mae, Pool #AS9314	4.00	3/1/47	6
3	Fannie Mae, Pool #MA3638	4.00	4/1/49	3
25	Fannie Mae, Pool #MA4732	4.00	9/1/52	23
2	Fannie Mae, Pool #MA3592	4.00	2/1/49	2
8	Fannie Mae, Pool #MA3121	4.00	9/1/47	8
7	Fannie Mae, Pool #BM2002	4.00	10/1/47	7
—	Fannie Mae, Pool #BD7165	4.00	4/1/47	—
3	Fannie Mae, Pool #BM4991	4.00	9/1/48	3
5	Fannie Mae, Pool #AS7600	4.00	7/1/46	4
2	Fannie Mae, Pool #MA3615	4.00	3/1/49	2
4	Fannie Mae, Pool #AS8532	4.00	12/1/46	4
4	Fannie Mae, Pool #MA3277	4.00	2/1/48	4
9	Fannie Mae, Pool #AH6242	4.00	4/1/26	8
4	Fannie Mae, Pool #CA1711	4.50	5/1/48	4
3	Fannie Mae, Pool #MA3537	4.50	12/1/48	3
1	Fannie Mae, Pool #930998	4.50	4/1/29	1
12	Fannie Mae, Pool #AS9394	4.50	4/1/47	11
1	Fannie Mae, Pool #BH3310	4.50	5/1/47	1
12	Fannie Mae, Pool #MA3184	4.50	11/1/47	11
5	Fannie Mae, Pool #BM3286	4.50	11/1/47	5
5	Fannie Mae, Pool #AS2751	4.50	6/1/44	5
23	Fannie Mae, Pool #AE0217	4.50	8/1/40	23
2	Fannie Mae, Pool #BK6328	4.50	6/1/48	2
4	Fannie Mae, Pool #MA3639	4.50	4/1/49	3
3	Fannie Mae, Pool #BK4850	4.50	5/1/48	3
4	Fannie Mae, Pool #CA0623	4.50	10/1/47	4
—	Fannie Mae, Pool #BE6489	4.50	1/1/47	0
2	Fannie Mae, Pool #BN4309	4.50	1/1/49	2
19	Fannie Mae, Pool #AE0954	4.50	2/1/41	18
7	Fannie Mae, Pool #MA3747	4.50	8/1/49	7
4	Fannie Mae, Pool #BM3904	5.00	5/1/48	4
3	Fannie Mae, Pool #890603	5.00	8/1/41	3
23	Fannie Mae, Pool #889117	5.00	10/1/35	23
5	Fannie Mae, Pool #725027	5.00	11/1/33	5
11	Fannie Mae, Pool #725238	5.00	3/1/34	11
4	Fannie Mae, Pool #890221	5.50	12/1/33	4
—	Fannie Mae, Pool #725228	6.00	3/1/34	—
11	Fannie Mae, Pool #959451	6.00	12/1/37	12
—	Fannie Mae, Pool #AE0442	6.50	1/1/39	—
50	Fannie Mae, 15 YR TBA	1.50	10/25/37	44
150	Fannie Mae, 30 YR TBA	3.50	10/25/52	136

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$100	Fannie Mae, 30 YR TBA	4.00		10/25/52	$94
25	Fannie Mae, 30 YR TBA	4.00		11/25/52	23
75	Fannie Mae, 30 YR TBA	4.50		10/25/52	72
25	Fannie Mae, 30 YR TBA	4.50		11/25/52	24
25	Fannie Mae, 30 YR TBA	5.00		11/25/52	24
10	Federal National Mortgage Association, Series 2020-M52, Class - A2	1.36	(a)	10/25/30	8
18	Federal National Mortgage Association, Pool #MA4205	1.50		12/1/35	16
21	Federal National Mortgage Association, Pool #CA8893	2.00		2/1/51	17
19	Freddie Mac, Pool #SB8088	1.50		2/1/36	16
23	Freddie Mac, Pool #QN9521	1.50		2/1/37	20
22	Freddie Mac, Pool #RB5110	1.50		5/1/41	17
20	Freddie Mac, Pool #SB8097	1.50		4/1/36	18
46	Freddie Mac, Pool #SD8154	1.50		6/1/51	35
45	Freddie Mac, Pool #QC0962	1.50		4/1/51	35
24	Freddie Mac, Pool #SB8144	1.50		3/1/37	20
35	Freddie Mac, Pool #SB8079	2.00		12/1/35	31
—	Freddie Mac, Pool #QD0433	2.00		11/1/51	—
21	Freddie Mac, Pool #SB8510	2.00		2/1/36	18
20	Freddie Mac, Pool #RA3575	2.00		9/1/50	16
24	Freddie Mac, Pool #SD8199	2.00		3/1/52	20
15	Freddie Mac, Pool #SB8061	2.00		9/1/35	13
40	Freddie Mac, Pool #SD8113	2.00		12/1/50	33
22	Freddie Mac, Pool #RB5114	2.00		6/1/41	18
44	Freddie Mac, Pool #QB6893	2.00		12/1/50	36
20	Freddie Mac, Pool #QB3926	2.00		10/1/50	16
23	Freddie Mac, Pool #RA5040	2.00		4/1/51	18
48	Freddie Mac, Pool #QD1254	2.00		11/1/51	39
23	Freddie Mac, Pool #RB5121	2.00		7/1/41	19
18	Freddie Mac, Pool #RC1727	2.00		12/1/35	16
23	Freddie Mac, Pool #RA5257	2.00		5/1/51	18
21	Freddie Mac, Pool #SB8115	2.00		8/1/36	19
19	Freddie Mac, Pool #RA3205	2.00		8/1/50	16
42	Freddie Mac, Pool #QB7708	2.00		1/1/51	34
—	Freddie Mac, Pool #QB9896	2.00		3/1/51	—
48	Freddie Mac, Pool #SD8188	2.00		1/1/52	39
47	Freddie Mac, Pool #SD8177	2.00		10/1/51	38
23	Freddie Mac, Pool #SD8172	2.00		9/1/51	19
45	Freddie Mac, Pool #QC3697	2.00		6/1/51	37
21	Freddie Mac, Pool #SB8107	2.00		5/1/36	18
23	Freddie Mac, Pool #QC3597	2.00		6/1/51	18
21	Freddie Mac, Pool #SD8121	2.00		12/1/50	17
20	Freddie Mac, Pool #RB5095	2.00		12/1/40	17
42	Freddie Mac, Pool #SD8128	2.00		2/1/51	34
—	Freddie Mac, Pool #QC6925	2.00		9/1/51	—
22	Freddie Mac, Pool #SD8079	2.00		7/1/50	18
45	Freddie Mac, Pool #QC1333	2.00		5/1/51	36
24	Freddie Mac, Pool #QD5748	2.00		2/1/52	20
23	Freddie Mac, Pool #SD8098	2.00		10/1/50	19
44	Freddie Mac, Pool #QC0423	2.00		4/1/51	36
48	Freddie Mac, Pool #SD8193	2.00		2/1/52	39
23	Freddie Mac, Pool #QC7473	2.00		9/1/51	19
23	Freddie Mac, Pool #RA5155	2.00		5/1/51	19
45	Freddie Mac, Pool #SB8128	2.00		11/1/36	39
22	Freddie Mac, Pool #SD8146	2.00		5/1/51	18
—	Freddie Mac, Pool #QO0110	2.00		4/1/37	—
46	Freddie Mac, Pool #SD8160	2.00		8/1/51	37
—	Freddie Mac, Pool #RA6507	2.00		12/1/51	—
22	Freddie Mac, Pool #RA4214	2.00		12/1/50	18
44	Freddie Mac, Pool #SD7537	2.00		3/1/51	35
23	Freddie Mac, Pool #RA3328	2.00		8/1/50	19
21	Freddie Mac, Pool #RA5286	2.50		5/1/51	18
—	Freddie Mac, Pool #SD0578	2.50		3/1/51	—
23	Freddie Mac, Pool #SD8167	2.50		9/1/51	19
8	Freddie Mac, Pool #ZS8692	2.50		4/1/33	7
—	Freddie Mac, Pool #G18635	2.50		3/1/32	—
24	Freddie Mac, Pool #RA6136	2.50		10/1/51	20
24	Freddie Mac, Pool #QE2352	2.50		5/1/52	21

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$15	Freddie Mac, Pool #G18485	2.50	10/1/28	$14
34	Freddie Mac, Pool #RA2643	2.50	6/1/50	29
32	Freddie Mac, Pool #SB8045	2.50	5/1/35	29
21	Freddie Mac, Pool #QC2031	2.50	5/1/51	18
17	Freddie Mac, Pool #SD8122	2.50	1/1/51	15
12	Freddie Mac, Pool #RB5054	2.50	6/1/40	10
20	Freddie Mac, Pool #SD8147	2.50	5/1/51	17
7	Freddie Mac, Pool #RB5043	2.50	4/1/40	6
47	Freddie Mac, Pool #SD8183	2.50	12/1/51	39
21	Freddie Mac, Pool #SD8151	2.50	6/1/51	18
—	Freddie Mac, Pool #SD0412	2.50	8/1/50	—
24	Freddie Mac, Pool #SD8205	2.50	4/1/52	20
17	Freddie Mac, Pool #SD8129	2.50	2/1/51	15
24	Freddie Mac, Pool #SB0301	2.50	4/1/35	22
15	Freddie Mac, Pool #G18470	2.50	6/1/28	14
—	Freddie Mac, Pool #QC2251	2.50	5/1/51	—
16	Freddie Mac, Pool #ZS4687	2.50	11/1/46	14
40	Freddie Mac, Pool #SD8141	2.50	4/1/51	34
23	Freddie Mac, Pool #RA5802	2.50	9/1/51	20
22	Freddie Mac, Pool #RA3528	2.50	9/1/50	18
16	Freddie Mac, Pool #RA2897	2.50	6/1/50	13
6	Freddie Mac, Pool #G18687	2.50	5/1/33	6
24	Freddie Mac, Pool #RA6815	2.50	2/1/52	20
48	Freddie Mac, Pool #SD8194	2.50	2/1/52	40
24	Freddie Mac, Pool #RA6621	2.50	1/1/52	20
44	Freddie Mac, Pool #RA5832	2.50	9/1/51	38
48	Freddie Mac, Pool #RA6493	2.50	12/1/51	40
23	Freddie Mac, Pool #RA6019	2.50	10/1/51	19
18	Freddie Mac, Pool #RA4527	2.50	2/1/51	15
24	Freddie Mac, Pool #SD8189	2.50	1/1/52	20
—	Freddie Mac, Pool #SD8055	2.50	4/1/50	—
34	Freddie Mac, Pool #SD8114	2.50	12/1/50	28
16	Freddie Mac, Pool #QB3287	2.50	8/1/50	14
16	Freddie Mac, Pool #SD8099	2.50	10/1/50	13
14	Freddie Mac, Pool #RA2595	2.50	5/1/50	12
23	Freddie Mac, Pool #SD8021	2.50	9/1/49	19
—	Freddie Mac, Pool #RA6340	2.50	11/1/51	—
14	Freddie Mac, Pool #SD8083	2.50	8/1/50	12
17	Freddie Mac, Pool #QB3703	2.50	9/1/50	15
48	Freddie Mac, Pool #SD1011	2.50	4/1/52	40
33	Freddie Mac, Pool #RA2634	2.50	5/1/50	28
—	Freddie Mac, Pool #RA4070	2.50	11/1/50	—
8	Freddie Mac, Pool #G07445	2.50	7/1/43	7
—	Freddie Mac, Pool #RA2645	2.50	6/1/50	—
23	Freddie Mac, Pool #QC7457	2.50	9/1/51	19
7	Freddie Mac, Pool #J36428	3.00	2/1/32	7
5	Freddie Mac, Pool #QA1033	3.00	7/1/49	5
15	Freddie Mac, Pool #ZS4706	3.00	3/1/47	13
9	Freddie Mac, Pool #QA8065	3.00	3/1/50	8
17	Freddie Mac, Pool #ZS4606	3.00	3/1/45	15
42	Freddie Mac, Pool #SD8174	3.00	10/1/51	37
11	Freddie Mac, Pool #QA9049	3.00	4/1/50	10
11	Freddie Mac, Pool #ZS4658	3.00	4/1/46	10
6	Freddie Mac, Pool #G08803	3.00	3/1/48	5
24	Freddie Mac, Pool #QD9881	3.00	3/1/52	21
37	Freddie Mac, Pool #ZS4522	3.00	7/1/43	33
7	Freddie Mac, Pool #SD8056	3.00	4/1/50	6
8	Freddie Mac, Pool #G61680	3.00	4/1/47	7
10	Freddie Mac, Pool #G15145	3.00	7/1/29	10
4	Freddie Mac, Pool #G18518	3.00	7/1/29	3
16	Freddie Mac, Pool #ZA2304	3.00	6/1/33	15
—	Freddie Mac, Pool #J38057	3.00	12/1/32	—
18	Freddie Mac, Pool #G60989	3.00	12/1/46	16
5	Freddie Mac, Pool #G08635	3.00	4/1/45	4
6	Freddie Mac, Pool #ZS4688	3.00	11/1/46	5
26	Freddie Mac, Pool #ZS4511	3.00	3/1/43	23
13	Freddie Mac, Pool #SD8030	3.00	11/1/49	11

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$12	Freddie Mac, Pool #G18663	3.00	10/1/32	$12
13	Freddie Mac, Pool #G08737	3.00	12/1/46	11
1	Freddie Mac, Pool #J25193	3.00	8/1/23	1
9	Freddie Mac, Pool #SB8046	3.00	5/1/35	8
5	Freddie Mac, Pool #G18601	3.00	5/1/31	5
7	Freddie Mac, Pool #ZM2089	3.00	11/1/46	6
10	Freddie Mac, Pool #SD8074	3.00	7/1/50	9
6	Freddie Mac, Pool #G08620	3.50	12/1/44	5
8	Freddie Mac, Pool #G08698	3.50	3/1/46	7
3	Freddie Mac, Pool #Q57871	3.50	8/1/48	3
5	Freddie Mac, Pool #V83453	3.50	10/1/47	5
17	Freddie Mac, Pool #G08636	3.50	4/1/45	16
7	Freddie Mac, Pool #G08761	3.50	5/1/47	7
8	Freddie Mac, Pool #G08687	3.50	1/1/46	7
4	Freddie Mac, Pool #G08770	3.50	7/1/47	3
6	Freddie Mac, Pool #Q43933	3.50	10/1/46	5
4	Freddie Mac, Pool #J14069	3.50	1/1/26	3
8	Freddie Mac, Pool #G61148	3.50	9/1/47	8
9	Freddie Mac, Pool #RA2469	3.50	4/1/50	8
—	Freddie Mac, Pool #Q53176	3.50	12/1/47	—
4	Freddie Mac, Pool #ZS4599	3.50	1/1/45	4
9	Freddie Mac, Pool #SB8007	3.50	9/1/34	9
13	Freddie Mac, Pool #ZS4618	3.50	6/1/45	11
3	Freddie Mac, Pool #ZS4771	3.50	6/1/48	3
4	Freddie Mac, Pool #SD8001	3.50	7/1/49	4
4	Freddie Mac, Pool #ZS4659	3.50	4/1/46	4
4	Freddie Mac, Pool #ZS4713	3.50	4/1/47	4
18	Freddie Mac, Pool #G08554	3.50	10/1/43	17
24	Freddie Mac, Pool #SD8214	3.50	5/1/52	22
15	Freddie Mac, Pool #ZS4642	3.50	12/1/45	14
7	Freddie Mac, Pool #SD8011	3.50	9/1/49	6
7	Freddie Mac, Pool #G08784	3.50	10/1/47	7
6	Freddie Mac, Pool #J30284	3.50	11/1/29	6
7	Freddie Mac, Pool #ZS4651	3.50	3/1/46	7
5	Freddie Mac, Pool #ZM4908	3.50	11/1/47	5
4	Freddie Mac, Pool #G08627	3.50	2/1/45	4
9	Freddie Mac, Pool #RA1508	3.50	10/1/49	8
14	Freddie Mac, Pool #G08637	4.00	4/1/45	13
8	Freddie Mac, Pool #SD8070	4.00	6/1/50	8
10	Freddie Mac, Pool #G08567	4.00	1/1/44	9
3	Freddie Mac, Pool #ZA6946	4.00	5/1/49	3
11	Freddie Mac, Pool #G08606	4.00	9/1/44	10
11	Freddie Mac, Pool #A96286	4.00	1/1/41	10
8	Freddie Mac, Pool #ZS4631	4.00	9/1/45	8
8	Freddie Mac, Pool #G08775	4.00	8/1/47	8
7	Freddie Mac, Pool #Q58680	4.00	9/1/48	7
6	Freddie Mac, Pool #C91395	4.00	9/1/31	6
5	Freddie Mac, Pool #ZT1320	4.00	11/1/48	5
5	Freddie Mac, Pool #G08801	4.00	2/1/48	5
7	Freddie Mac, Pool #ZS4708	4.00	3/1/47	7
5	Freddie Mac, Pool #G08771	4.00	7/1/47	5
6	Freddie Mac, Pool #SD0290	4.00	4/1/50	5
3	Freddie Mac, Pool #ZT1840	4.00	9/1/48	3
8	Freddie Mac, Pool #ZA4988	4.00	8/1/47	7
16	Freddie Mac, Pool #ZL7781	4.00	2/1/44	15
3	Freddie Mac, Pool #ZT2106	4.00	3/1/49	3
3	Freddie Mac, Pool #ZS4774	4.50	5/1/48	3
—	Freddie Mac, Pool #C90686	4.50	6/1/23	—
19	Freddie Mac, Pool #A97692	4.50	3/1/41	19
6	Freddie Mac, Pool #Q52321	4.50	11/1/47	6
4	Freddie Mac, Pool #G08781	4.50	9/1/47	4
15	Freddie Mac, Pool #G01890	4.50	10/1/35	15
5	Freddie Mac, Pool #Q58217	4.50	9/1/48	5
5	Freddie Mac, Pool #C09059	4.50	3/1/44	5
9	Freddie Mac, Pool #G04817	5.00	9/1/38	9
10	Freddie Mac, Pool #G05904	5.00	9/1/39	11
4	Freddie Mac, Pool #G08838	5.00	9/1/48	4

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$8	Freddie Mac, Pool #ZT1779	5.00	3/1/49	$7
10	Freddie Mac, Pool #G01962	5.00	12/1/35	10
16	Freddie Mac, Pool #G01665	5.50	3/1/34	16
1	Freddie Mac, Pool #C90989	6.00	9/1/26	1
10	Freddie Mac, Pool #G02794	6.00	5/1/37	11
24	Government National Mortgage Association, Pool #MA7986	2.00	4/20/52	20
24	Government National Mortgage Association, Pool #MA7826	2.00	1/20/52	20
23	Government National Mortgage Association, Pool #MA6994	2.00	11/20/50	19
19	Government National Mortgage Association, Pool #MA7051	2.00	12/20/50	16
37	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	31
20	Government National Mortgage Association, Pool #MA7135	2.00	1/20/51	16
36	Government National Mortgage Association, Pool #MA6864	2.00	9/20/50	30
47	Government National Mortgage Association, Pool #MA7704	2.00	11/20/51	39
23	Government National Mortgage Association, Pool #MA7588	2.00	9/20/51	19
21	Government National Mortgage Association, Pool #MA7417	2.00	6/20/51	18
41	Government National Mortgage Association, Pool #MA7254	2.00	3/20/51	34
24	Government National Mortgage Association, Pool #MA7935	2.00	3/20/52	20
44	Government National Mortgage Association, Pool #MA7471	2.00	7/20/51	37
21	Government National Mortgage Association, Pool #MA7366	2.00	5/20/51	18
24	Government National Mortgage Association, Pool #MA7766	2.00	12/20/51	20
21	Government National Mortgage Association, Pool #MA7311	2.00	4/20/51	17
38	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	33
8	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	7
15	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	13
24	Government National Mortgage Association, Pool #MA7936	2.50	3/20/52	21
20	Government National Mortgage Association, Pool #MA7136	2.50	1/20/51	18
27	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	23
47	Government National Mortgage Association, Pool #MA7767	2.50	12/20/51	41
35	Government National Mortgage Association, Pool #MA7193	2.50	2/20/51	30
7	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	6
23	Government National Mortgage Association, Pool #MA7589	2.50	9/20/51	20
25	Government National Mortgage Association, Pool #MA8042	2.50	5/20/52	21
21	Government National Mortgage Association, Pool #MA7418	2.50	6/20/51	18
3	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	2
5	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	4
11	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	9
37	Government National Mortgage Association, Pool #MA7255	2.50	3/20/51	32
45	Government National Mortgage Association, Pool #MA7534	2.50	8/20/51	38
44	Government National Mortgage Association, Pool #MA7472	2.50	7/20/51	38
46	Government National Mortgage Association, Pool #MA7649	2.50	10/20/51	40
—	Government National Mortgage Association, Pool #MA7881	2.50	2/20/52	—
15	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	13
48	Government National Mortgage Association, Pool #MA6709	2.50	6/20/50	42
20	Government National Mortgage Association, Pool #MA7312	2.50	4/20/51	17
14	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	12
13	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	12
24	Government National Mortgage Association, Pool #MA7828	3.00	1/20/52	21
7	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	6
7	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	6
8	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	8
21	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	18
11	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	10
11	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	10
25	Government National Mortgage Association, Pool #MA8098	3.00	6/20/52	22
9	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	8
16	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	15
5	Government National Mortgage Association, Pool #MA5815	3.00	3/20/49	5
16	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	15
8	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	8
16	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	14
14	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	13
6	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	6
6	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	6
19	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	17
11	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	10
11	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	10
24	Government National Mortgage Association, Pool #MA6218	3.00	10/20/49	21

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$4	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	$3
6	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	5
6	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	5
12	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	11
9	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	8
9	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	8
8	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	7
10	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	9
7	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	6
7	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	7
8	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	8
8	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	7
6	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	5
10	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	9
9	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	8
6	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	5
7	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	7
18	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	17
5	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	4
9	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	8
6	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	5
6	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	6
7	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	6
8	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	7
—	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	—
5	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	5
4	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	4
11	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	10
9	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	8
4	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	4
5	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	5
—	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	—
9	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	8
4	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	4
8	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	7
10	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	9
9	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	8
5	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	4
8	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	7
8	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	7
9	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	8
5	Government National Mortgage Association, Pool #MA5191	3.50	5/20/48	5
9	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	9
5	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	4
8	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	7
9	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	8
—	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	—
8	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	7
5	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	4
16	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	14
8	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	7
3	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	3
11	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	10
9	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	8
3	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	3
30	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	28
3	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	3
3	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	3
—	Government National Mortgage Association, Pool #BD9886	4.00	1/15/48	—
3	Government National Mortgage Association, Pool #MA5651	4.00	12/20/48	3
3	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	3
7	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	7
3	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	3
5	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	5
7	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	6
3	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	3
7	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	7

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$3	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	$3
3	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	3
4	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	4
—	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	—
6	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	6
3	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	3
3	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	3
3	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	3
26	Government National Mortgage Association, Pool #4801	4.50	9/20/40	26
7	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	7
3	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	3
5	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	5
16	Government National Mortgage Association, Pool #721760	4.50	8/15/40	15
9	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	9
6	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	6
3	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	3
2	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	2
4	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	4
2	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	2
16	Government National Mortgage Association, Pool #4559	5.00	10/20/39	16
4	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	4
12	Government National Mortgage Association, Pool #697946	5.00	3/15/39	12
75	Government National Mortgage Association, 30 YR TBA	2.00	10/20/51	63
50	Government National Mortgage Association, 30 YR TBA	3.50	10/20/50	46
50	Government National Mortgage Association, 30 YR TBA	4.00	10/20/52	48
25	Government National Mortgage Association, 30 YR TBA	4.50	11/20/52	24
	Total U.S. Government Agency Mortgages			8,783

	U.S. Government Agency Securities — 0.97%
25	Fannie Mae	0.50	6/17/25	23
25	Fannie Mae	0.75	10/8/27	21
25	Fannie Mae, Callable 12/18/22 @ 100.00	0.88	12/18/26	22
25	Fannie Mae	1.63	1/7/25	24
10	Fannie Mae	5.63	7/15/37	11
20	Fannie Mae	6.63	11/15/30	23
25	Fannie Mae	7.25	5/15/30	30
25	Federal Farm Credit Bank	0.25	2/26/24	24
75	Federal Farm Credit Bank	0.88	11/18/24	69
25	Federal Farm Credit Bank	3.38	8/26/24	25
25	Federal Farm Credit Bank	4.25	9/26/24	25
25	Federal Home Loan Bank	0.63	12/22/23	24
25	Federal Home Loan Bank	2.75	6/28/24	24
40	Federal Home Loan Bank	2.75	12/13/24	39
40	Federal Home Loan Bank	2.88	9/13/24	39
25	Federal Home Loan Bank	3.25	11/16/28	24
75	Freddie Mac	0.25	12/4/23	71
50	Freddie Mac	0.38	7/21/25	45
15	Freddie Mac	6.25	7/15/32	17
10	Freddie Mac	6.75	3/15/31	12
5	Tennessee Valley Authority	3.50	12/15/42	4
30	Tennessee Valley Authority	5.88	4/1/36	34
	Total U.S. Government Agency Securities			630

	Corporate Bonds — 15.29%
85	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25	11/14/28	80
110	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	91
50	Ally Financial, Inc. (Consumer Finance), Callable 10/21/25 @ 100.00	5.75	11/20/25	48
120	American Express Co. (Consumer Finance), Callable 7/1/25 @ 100.00	3.95	8/1/25	116
80	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15	2/21/40	58
155	Amgen, Inc. (Biotechnology), Callable 6/18/29 @ 100.00	4.05	8/18/29	143
220	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	4.95	1/15/42	196
40	Anthem, Inc. (Health Care Providers & Services), Callable 2/15/30 @ 100.00	2.25	5/15/30	32
40	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	35

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$140	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65		2/23/46	$130
148	AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00	3.55		9/15/55	97
115	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/28 @ 100.00	4.35		3/1/29	107
55	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55		3/9/49	44
95	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	77
85	Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00	2.69 (SOFR + 132 bps)	(b)	4/22/32	66
430	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104 bps)	(b)	12/20/28	383
90	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97 (US0003M + 121 bps)	(b)	2/7/30	81
95	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	78
25	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 8/24/49 @ 100.00	3.00		2/24/50	16
70	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25		10/26/49	58
137	Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00	4.50		3/15/29	128
75	Bunge Limited Finance Corp. (Food Products), Callable 2/14/31 @ 100.00	2.75		5/14/31	59
125	Capital One Financial Corp. (Consumer Finance), Callable 3/31/25 @ 100.00	4.25		4/30/25	121
190	Charter Communications Operating LLC/Charter Communications Operating Capital (Media), Callable 12/30/28 @ 100.00	5.05		3/30/29	175
65	Citigroup, Inc. (Banks), Callable 4/23/28 @ 100.00	4.08 (US0003M + 119 bps)	(b)	4/23/29	59
210	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41 (SOFR + 391 bps)	(b)	3/31/31	189
75	Comcast Corp. (Media), Callable 5/1/49 @ 100.00	4.00		11/1/49	57
25	Comcast Corp. (Media)	4.65		7/15/42	21
20	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75		4/1/38	21
110	Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00	3.15		8/1/29	94
115	CSX Corp. (Road & Rail)	6.22		4/30/40	120
120	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78		3/25/38	105
45	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/47 @ 100.00	5.05		3/25/48	39
70	Dell International LLC/EMC Corp. (Technology Hardware & Semiconductors), Callable 8/1/26 @ 100.00	4.90		10/1/26	68
93	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60		7/15/41	84
75	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 4/15/28 @ 100.00	4.45		7/15/28	70
115	Dominion Energy Gas Holding LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00		11/15/29	96
225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60		12/15/24	219
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25		12/15/41	29
25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20		8/15/45	20
55	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30		7/15/30	45
5	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95		6/15/28	5
139	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85		3/15/44	117
174	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88		8/20/35	143
45	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50		7/1/29	39
50	General Motors Co. (Automobiles), Callable 7/1/27 @ 100.00	4.20		10/1/27	46
46	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50		2/1/45	38
105	HCA, Inc. (Health Care Providers & Services)	5.38		2/1/25	103
40	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73		12/8/47	30
150	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/5/29 @ 100.00	4.00		8/5/29	139
150	International Business Machines Corp. (IT Services)	7.00		10/30/25	158
40	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00		11/15/41	38
30	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138 bps)	(b)	5/1/28	27

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$570	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.00 (US0003M + 112 bps)	(b)	4/23/29	$516
100	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55		6/1/45	88
105	Lincoln National Corp. (Insurance), Callable 12/1/27 @ 100.00	3.80		3/1/28	97
80	Lincoln National Corp. (Insurance)	7.00		6/15/40	84
20	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88		3/15/44	16
70	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45		6/1/27	65
80	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 1/15/31 @ 100.00	2.95		4/15/31	63
40	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 11/14/22 @ 102.13	4.25		9/1/25	39
110	Microsoft Corp. (Software), Callable 9/17/61 @ 100.00	3.04		3/17/62	75
55	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63		5/15/30	46
200	Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00	1.51 (SOFR + 86 bps)	(b)	7/20/27	170
225	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 163 bps)	(b)	1/23/30	208
85	National Retail Properties, Inc. (Equity Real Estate Investment Trusts), Callable 1/15/30 @ 100.00	2.50		4/15/30	68
125	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 8/1/28 @ 100.00	3.90		11/1/28	116
40	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 3/1/30 @ 100.00	2.25		6/1/30	32
75	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03		10/15/47	60
50	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	45
40	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 1/1/30 @ 100.00	2.85		4/1/30	34
120	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80		8/15/28	111
165	Ovintiv Exploration, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00	5.38		1/1/26	163
50	Pfizer, Inc. (Pharmaceuticals)	4.30		6/15/43	44
120	Philip Morris International, Inc. (Tobacco)	4.50		3/20/42	88
65	Principal Financial Group, Inc. (Insurance), Callable 2/15/29 @ 100.00	3.70		5/15/29	58
85	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	82
55	Prudential Financial, Inc. (Insurance)	4.60		5/15/44	47
15	Prudential Financial, Inc. (Insurance)	6.63		6/21/40	16
30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65		9/1/42	23
95	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 7/15/25 @ 100.00	1.30		8/15/25	85
70	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00	2.15		8/15/30	53
140	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00		5/22/30	118
155	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50		3/15/27	143
50	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20		9/15/28	47
70	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 9/1/31 @ 100.00	3.20		12/1/31	52
30	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25		6/15/26	28
80	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40		5/30/47	63
55	Southwest Airlines Co. (Airlines), Callable 4/15/27 @ 100.00	5.13		6/15/27	54
95	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	73
150	TCI Communications, Inc. (Media)	7.88		2/15/26	163
355	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (US0003M + 151 bps)	(b)	6/5/28	323
25	The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/31/37 @ 100.00	4.02 (US0003M + 137 bps)	(b)	10/31/38	20
55	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50		12/6/48	48
40	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40		9/15/40	39
125	The Interpublic Group of Companies, Inc. (Media)	4.20		4/15/24	123
25	The Interpublic Group of Companies, Inc. (Media), Callable 4/1/48 @ 100.00	5.40		10/1/48	22
60	The Travelers Companies, Inc. (Insurance)	5.35		11/1/40	59
90	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75		9/15/44	80
80	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 2/15/23 @ 101.13	2.25		2/15/26	71
50	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	43

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$45	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63		11/15/41	$40
35	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75		7/15/45	31
70	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	70
25	Ventas Realty LP (Equity Real Estate Investment Trusts (REITs)), Callable 11/1/24 @ 100.00	3.50		2/1/25	24
75	Ventas Realty LP (Equity Real Estate Investment Trusts (REITs)), Callable 2/1/24 @ 100.00	3.75		5/1/24	73
262	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/22/40 @ 100.00	3.40		3/22/41	192
95	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33		9/21/28	89
85	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80		9/15/47	65
220	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117 bps)	(b)	10/30/30	182
120	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131 bps)	(b)	5/22/28	108
90	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15		1/24/29	83
55	WestRock MWV LLC (Containers & Packaging)	8.20		1/15/30	61
55	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	58
	Total Corporate Bonds				9,875

	U.S. Treasury Obligations — 31.70%
15	U.S. Treasury Bond	1.13		5/15/40	9
8	U.S. Treasury Bond	1.13		8/15/40	5
125	U.S. Treasury Bond	1.25		5/15/50	70
145	U.S. Treasury Bond	1.38		8/15/50	84
133	U.S. Treasury Bond	1.38		11/15/40	86
140	U.S. Treasury Bond	1.63		11/15/50	87
90	U.S. Treasury Bond	1.75		8/15/41	62
148	U.S. Treasury Bond	1.88		11/15/51	98
156	U.S. Treasury Bond	1.88		2/15/51	103
140	U.S. Treasury Bond	1.88		2/15/41	99
159	U.S. Treasury Bond	2.00		8/15/51	109
106	U.S. Treasury Bond	2.00		2/15/50	73
135	U.S. Treasury Bond	2.00		11/15/41	97
173	U.S. Treasury Bond	2.25		2/15/52	126
101	U.S. Treasury Bond	2.25		8/15/49	74
117	U.S. Treasury Bond	2.25		8/15/46	84
100	U.S. Treasury Bond	2.25		5/15/41	76
110	U.S. Treasury Bond	2.38		2/15/42	84
96	U.S. Treasury Bond	2.38		11/15/49	72
110	U.S. Treasury Bond	2.38		5/15/51	82
75	U.S. Treasury Bond	2.50		5/15/46	57
80	U.S. Treasury Bond	2.50		2/15/46	61
60	U.S. Treasury Bond	2.50		2/15/45	46
80	U.S. Treasury Bond	2.75		11/15/47	64
55	U.S. Treasury Bond	2.75		8/15/47	44
65	U.S. Treasury Bond	2.88		11/15/46	53
60	U.S. Treasury Bond	2.88		8/15/45	49
60	U.S. Treasury Bond	2.88		5/15/43	49
122	U.S. Treasury Bond	2.88		5/15/52	102
94	U.S. Treasury Bond	2.88		5/15/49	78
75	U.S. Treasury Bond	3.00		2/15/47	63
100	U.S. Treasury Bond	3.00		11/15/44	83
95	U.S. Treasury Bond	3.00		8/15/48	80
55	U.S. Treasury Bond	3.00		5/15/47	46
50	U.S. Treasury Bond	3.00		2/15/48	42
90	U.S. Treasury Bond	3.00		2/15/49	77
55	U.S. Treasury Bond	3.00		8/15/52	47
50	U.S. Treasury Bond	3.00		5/15/45	42
50	U.S. Treasury Bond	3.00		11/15/45	42
90	U.S. Treasury Bond	3.13		2/15/43	77
80	U.S. Treasury Bond	3.13		5/15/48	69
25	U.S. Treasury Bond	3.13		11/15/41	22

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$22	U.S. Treasury Bond	3.13	8/15/44	$19
125	U.S. Treasury Bond	3.25	5/15/42	111
75	U.S. Treasury Bond	3.38	5/15/44	67
10	U.S. Treasury Bond	3.38	8/15/42	9
30	U.S. Treasury Bond	3.38	11/15/48	27
8	U.S. Treasury Bond	3.50	2/15/39	8
100	U.S. Treasury Bond	3.63	2/15/44	93
75	U.S. Treasury Bond	3.63	8/15/43	70
75	U.S. Treasury Bond	3.75	11/15/43	71
33	U.S. Treasury Bond	3.75	8/15/41	32
10	U.S. Treasury Bond	3.88	8/15/40	10
100	U.S. Treasury Bond	4.25	11/15/40	103
35	U.S. Treasury Bond	4.38	5/15/41	37
25	U.S. Treasury Bond	4.38	11/15/39	26
15	U.S. Treasury Bond	4.38	5/15/40	16
25	U.S. Treasury Bond	4.38	2/15/38	27
20	U.S. Treasury Bond	4.50	2/15/36	22
35	U.S. Treasury Bond	4.63	2/15/40	38
10	U.S. Treasury Bond	4.75	2/15/37	11
70	U.S. Treasury Bond	4.75	2/15/41	77
40	U.S. Treasury Bond	5.00	5/15/37	45
20	U.S. Treasury Bond	5.25	2/15/29	21
40	U.S. Treasury Bond	5.38	2/15/31	44
25	U.S. Treasury Bond	6.00	2/15/26	26
60	U.S. Treasury Bond	6.13	11/15/27	65
25	U.S. Treasury Bond	6.13	8/15/29	28
35	U.S. Treasury Bond	6.25	5/15/30	40
15	U.S. Treasury Bond	6.50	11/15/26	16
17	U.S. Treasury Bond	7.50	11/15/24	18
15	U.S. Treasury Bond	7.63	2/15/25	16
145	U.S. Treasury Note	0.13	2/15/24	137
120	U.S. Treasury Note	0.13	12/15/23	114
120	U.S. Treasury Note	0.13	1/15/24	114
130	U.S. Treasury Note	0.25	6/15/24	121
125	U.S. Treasury Note	0.25	10/31/25	111
140	U.S. Treasury Note	0.25	3/15/24	132
155	U.S. Treasury Note	0.25	11/15/23	148
115	U.S. Treasury Note	0.25	8/31/25	102
125	U.S. Treasury Note	0.25	5/15/24	117
95	U.S. Treasury Note	0.25	5/31/25	85
60	U.S. Treasury Note	0.25	6/30/25	54
60	U.S. Treasury Note	0.25	7/31/25	54
135	U.S. Treasury Note	0.25	9/30/25	120
105	U.S. Treasury Note	0.38	8/15/24	98
35	U.S. Treasury Note	0.38	9/30/27	29
115	U.S. Treasury Note	0.38	7/31/27	97
180	U.S. Treasury Note	0.38	9/15/24	167
80	U.S. Treasury Note	0.38	4/30/25	72
60	U.S. Treasury Note	0.38	11/30/25	53
25	U.S. Treasury Note	0.38	12/31/25	22
82	U.S. Treasury Note	0.38	1/31/26	72
115	U.S. Treasury Note	0.38	7/15/24	107
105	U.S. Treasury Note	0.50	6/30/27	89
100	U.S. Treasury Note	0.50	8/31/27	84
100	U.S. Treasury Note	0.50	10/31/27	84
130	U.S. Treasury Note	0.50	2/28/26	115
120	U.S. Treasury Note	0.50	11/30/23	115
5	U.S. Treasury Note	0.50	4/30/27	4
105	U.S. Treasury Note	0.50	3/31/25	96
195	U.S. Treasury Note	0.63	5/15/30	154
110	U.S. Treasury Note	0.63	10/15/24	102
5	U.S. Treasury Note	0.63	3/31/27	4
130	U.S. Treasury Note	0.63	11/30/27	109
140	U.S. Treasury Note	0.63	7/31/26	122
125	U.S. Treasury Note	0.63	12/31/27	105
250	U.S. Treasury Note	0.63	8/15/30	196
135	U.S. Treasury Note	0.75	1/31/28	114

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$100	U.S. Treasury Note	0.75	11/15/24	$93
145	U.S. Treasury Note	0.75	3/31/26	129
150	U.S. Treasury Note	0.75	5/31/26	132
125	U.S. Treasury Note	0.75	4/30/26	111
42	U.S. Treasury Note	0.75	8/31/26	37
115	U.S. Treasury Note	0.75	12/31/23	110
185	U.S. Treasury Note	0.88	11/15/30	147
90	U.S. Treasury Note	0.88	1/31/24	86
145	U.S. Treasury Note	0.88	9/30/26	128
60	U.S. Treasury Note	0.88	6/30/26	53
125	U.S. Treasury Note	1.00	7/31/28	105
135	U.S. Treasury Note	1.00	12/15/24	126
10	U.S. Treasury Note	1.13	2/28/27	9
155	U.S. Treasury Note	1.13	2/29/28	133
135	U.S. Treasury Note	1.13	1/15/25	126
145	U.S. Treasury Note	1.13	10/31/26	129
125	U.S. Treasury Note	1.13	8/31/28	106
70	U.S. Treasury Note	1.13	2/28/25	65
251	U.S. Treasury Note	1.13	2/15/31	203
270	U.S. Treasury Note	1.25	8/15/31	217
150	U.S. Treasury Note	1.25	11/30/26	133
120	U.S. Treasury Note	1.25	9/30/28	102
45	U.S. Treasury Note	1.25	8/31/24	43
130	U.S. Treasury Note	1.25	5/31/28	112
145	U.S. Treasury Note	1.25	12/31/26	129
95	U.S. Treasury Note	1.25	6/30/28	81
130	U.S. Treasury Note	1.25	4/30/28	112
130	U.S. Treasury Note	1.25	3/31/28	112
197	U.S. Treasury Note	1.38	11/15/31	160
115	U.S. Treasury Note	1.38	12/31/28	98
120	U.S. Treasury Note	1.38	10/31/28	103
185	U.S. Treasury Note	1.50	1/31/27	166
90	U.S. Treasury Note	1.50	2/29/24	87
30	U.S. Treasury Note	1.50	9/30/24	28
90	U.S. Treasury Note	1.50	11/30/24	85
140	U.S. Treasury Note	1.50	8/15/26	127
115	U.S. Treasury Note	1.50	11/30/28	99
85	U.S. Treasury Note	1.50	2/15/25	80
63	U.S. Treasury Note	1.50	2/15/30	53
70	U.S. Treasury Note	1.63	9/30/26	64
195	U.S. Treasury Note	1.63	5/15/31	164
130	U.S. Treasury Note	1.63	8/15/29	112
100	U.S. Treasury Note	1.63	10/31/23	97
120	U.S. Treasury Note	1.63	2/15/26	110
130	U.S. Treasury Note	1.63	5/15/26	119
120	U.S. Treasury Note	1.75	11/15/29	104
75	U.S. Treasury Note	1.75	3/15/25	71
88	U.S. Treasury Note	1.75	12/31/24	83
90	U.S. Treasury Note	1.75	1/31/29	79
75	U.S. Treasury Note	1.75	6/30/24	72
20	U.S. Treasury Note	1.75	12/31/26	18
247	U.S. Treasury Note	1.88	2/15/32	208
180	U.S. Treasury Note	1.88	2/28/27	164
85	U.S. Treasury Note	1.88	2/28/29	75
20	U.S. Treasury Note	1.88	8/31/24	19
25	U.S. Treasury Note	1.88	6/30/26	23
75	U.S. Treasury Note	1.88	7/31/26	69
140	U.S. Treasury Note	2.00	8/15/25	132
70	U.S. Treasury Note	2.00	4/30/24	67
160	U.S. Treasury Note	2.00	11/15/26	147
170	U.S. Treasury Note	2.00	2/15/25	161
95	U.S. Treasury Note	2.00	6/30/24	91
125	U.S. Treasury Note	2.00	5/31/24	120
5	U.S. Treasury Note	2.13	2/29/24	5
90	U.S. Treasury Note	2.13	11/30/23	88
65	U.S. Treasury Note	2.13	9/30/24	62
95	U.S. Treasury Note	2.13	3/31/24	92

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$100	U.S. Treasury Note	2.13	5/31/26	$93
55	U.S. Treasury Note	2.13	7/31/24	53
85	U.S. Treasury Note	2.13	5/15/25	80
55	U.S. Treasury Note	2.25	12/31/24	53
30	U.S. Treasury Note	2.25	1/31/24	29
80	U.S. Treasury Note	2.25	3/31/26	75
150	U.S. Treasury Note	2.25	11/15/27	137
60	U.S. Treasury Note	2.25	3/31/24	58
80	U.S. Treasury Note	2.25	12/31/23	78
55	U.S. Treasury Note	2.25	10/31/24	53
50	U.S. Treasury Note	2.25	4/30/24	48
150	U.S. Treasury Note	2.25	11/15/24	144
95	U.S. Treasury Note	2.25	11/15/25	89
165	U.S. Treasury Note	2.25	2/15/27	153
160	U.S. Treasury Note	2.25	8/15/27	147
70	U.S. Treasury Note	2.38	3/31/29	63
80	U.S. Treasury Note	2.38	4/30/26	75
100	U.S. Treasury Note	2.38	2/29/24	97
120	U.S. Treasury Note	2.38	5/15/29	109
100	U.S. Treasury Note	2.38	8/15/24	97
140	U.S. Treasury Note	2.38	5/15/27	130
80	U.S. Treasury Note	2.50	3/31/27	75
50	U.S. Treasury Note	2.50	1/31/24	49
75	U.S. Treasury Note	2.50	4/30/24	73
105	U.S. Treasury Note	2.50	5/15/24	102
60	U.S. Treasury Note	2.50	2/28/26	57
80	U.S. Treasury Note	2.50	5/31/24	78
45	U.S. Treasury Note	2.63	5/31/27	42
165	U.S. Treasury Note	2.63	2/15/29	152
100	U.S. Treasury Note	2.63	12/31/23	98
55	U.S. Treasury Note	2.63	7/31/29	51
70	U.S. Treasury Note	2.63	4/15/25	67
90	U.S. Treasury Note	2.63	12/31/25	86
75	U.S. Treasury Note	2.63	3/31/25	72
85	U.S. Treasury Note	2.63	1/31/26	81
100	U.S. Treasury Note	2.75	2/15/24	98
66	U.S. Treasury Note	2.75	7/31/27	62
60	U.S. Treasury Note	2.75	5/31/29	56
90	U.S. Treasury Note	2.75	2/28/25	87
105	U.S. Treasury Note	2.75	2/15/28	98
98	U.S. Treasury Note	2.75	8/15/32	90
170	U.S. Treasury Note	2.75	11/15/23	167
85	U.S. Treasury Note	2.75	8/31/25	81
65	U.S. Treasury Note	2.75	5/15/25	63
75	U.S. Treasury Note	2.75	4/30/27	71
90	U.S. Treasury Note	2.75	6/30/25	86
90	U.S. Treasury Note	2.88	11/30/25	86
75	U.S. Treasury Note	2.88	7/31/25	72
65	U.S. Treasury Note	2.88	6/15/25	63
238	U.S. Treasury Note	2.88	5/15/32	219
65	U.S. Treasury Note	2.88	4/30/29	61
50	U.S. Treasury Note	2.88	10/31/23	49
35	U.S. Treasury Note	2.88	11/30/23	34
90	U.S. Treasury Note	2.88	4/30/25	87
125	U.S. Treasury Note	2.88	8/15/28	117
160	U.S. Treasury Note	2.88	5/15/28	150
85	U.S. Treasury Note	3.00	10/31/25	82
85	U.S. Treasury Note	3.00	9/30/25	82
65	U.S. Treasury Note	3.00	7/31/24	64
65	U.S. Treasury Note	3.00	6/30/24	64
60	U.S. Treasury Note	3.00	7/15/25	58
140	U.S. Treasury Note	3.13	11/15/28	133
60	U.S. Treasury Note	3.13	8/15/25	58
55	U.S. Treasury Note	3.13	8/31/29	52
65	U.S. Treasury Note	3.13	8/31/27	62
60	U.S. Treasury Note	3.25	6/30/29	57
70	U.S. Treasury Note	3.25	6/30/27	67

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$65	U.S. Treasury Note	3.25		8/31/24	$64
85	U.S. Treasury Note	3.50		9/15/25	83
75	U.S. Treasury Note	3.88		9/30/29	75
90	U.S. Treasury Note	4.13		9/30/24	90
90	U.S. Treasury Note	4.13		9/30/27	90
	Total U.S. Treasury Obligations				20,478

	Yankee Dollars — 1.96%
45	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	45
35	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	33
64	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	74
170	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05		7/15/25	156
40	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05		3/5/30	32
65	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(c)	6/15/30	74
90	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	92
80	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00	3.40		8/1/51	53
105	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	101
125	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	127
85	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	87
14	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	14
40	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95		5/13/30	33
60	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	72
90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	79
35	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	34
105	The Toronto-Dominion Bank (Banks)	3.20		3/10/32	86
25	Vodafone Group PLC (Wireless Telecommunication Services)	4.13		5/30/25	24
55	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	52
	Total Yankee Dollars				1,268

Shares
	Investment Companies — 7.42%
89,039	State Street Institutional Treasury Money Market Fund, Premier Class	2.47	(d)		89
4,707,626	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.89	(d)		4,708
	Total Investment Companies				4,797

	Exchange-Traded Fund — 28.30%
380,000	Vanguard Short-Term Inflation-Protected Securities ETF				18,282
	Total Exchange-Traded Fund				18,282

	Total Investments (cost $70,583) — 100.35%				64,831
	Liabilities in excess of other assets — (0.35)%				(228)
	Net Assets — 100.00%				$64,603

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on September 30, 2022.
(b)	Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2022.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on September 30, 2022.
(d)	Annualized 7-day yield as of period-end.

bps—Basis Points
ETF—Exchange-Traded Fund
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery
US0003M—3 Month US Dollar LIBOR

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2022.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Asset Backed Securities	-	0.14%	-	-	0.14%
Collateralized Mortgage Obligations	-	0.97%	-	-	0.97%
U.S. Government Agency Mortgages	-	13.60%	-	-	13.60%
U.S. Government Agency Securities	-	0.97%	-	-	0.97%
Corporate Bonds	15.29%	-	-	-	15.29%
U.S. Treasury Obligations	-	31.70%	-	-	31.70%
Yankee Dollars	1.96%	-	-	-	1.96%
Investment Companies	0.14%	0.97%	-	6.31%	7.42%
Exchange Traded Fund	-	-	28.30%	-	28.30%
Other Assets (Liabilities)	0.17%	-0.71%	0.08%	0.11%	-0.35%
Total Net Assets	17.56%	47.64%	28.38%	6.42%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Corporate Opportunities Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Shares	Security Description	Rate %	Maturity Date	Value (000)
	Common Stock — 0.00%
1,740,900	ACC Claims Holding LLC (Communications Equipment) (a)(b)			$–
	Total Common Stock			–

	Right — 0.00%
46,697	BlackRock Corporate High Yield Fund, Inc., 10/13/22 (Financial Services) (c)			–
	Total Right			–

Principal Amount (000)
	Loan Participations and Assignments — 9.15%
$22,224	Centric Commercial Funding, LP(b)(d)	6.50 (US00001M with 1.00% floor + 550 bps)	10/9/22	22,134
	Total Loan Participations and Assignments			22,134

Shares
	Investment Companies — 89.16%
89,168	Apollo Senior Floating Rate Fund, Inc.			1,115
71,593	Apollo Tactical Income Fund, Inc.			843
46,579	Barings Global Short Duration High Yield Fund			569
46,697	BlackRock Corporate High Yield Fund, Inc.			399
384,839	BlackRock Debt Strategies Fund, Inc.			3,433
161,284	BlackRock Floating Rate Income Trust			1,752
308,808	Blackstone Strategic Credit Fund			3,283
250,154	DoubleLine Yield Opportunities Fund			3,375
1,177,000	Federated Hermes Treasury Obligations Fund, Institutional Shares^^	2.84(e)		1,177
170,842	First Trust High Income Long			1,852
201,206	First Trust High Yield Opportunities 2027 Term Fund			2,710
914,621	Invesco Senior Income Trust			3,402
685,618	Nuveen Credit Strategies Income Fund			3,503
213,805	Nuveen Floating Rate Income Opportunity Fund			1,723
311,646	PGIM Global High Yield Fund, Inc.			3,297
278,217	PGIM High Yield Bond Fund, Inc.			3,211
239,050	PGIM Short Duration High Yield Opportunities Fund			3,435
106,530	PIMCO Access Income Fund			1,689
167,370,745	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.89(e)		167,371
2,393,724	State Street Institutional U.S. Government Money Market Fund, Administrative Class	2.20(e)		2,394
265,284	Western Asset Diversified Income Fund			3,337
256,173	Western Asset High Income Opportunity Fund, Inc.			943
87,156	Western Asset High Yield Defined Opportunity Fund, Inc.			977
	Total Investment Companies			215,790

	Total Investments (cost $241,196) — 98.31%			237,924
	Other assets in excess of liabilities — 1.69%			4,101
	Net Assets — 100.00%			$242,025

Amounts designated as "—" are $0 or have been rounded to $0.

^^	Purchased with cash collateral held from securities lending.
(a)	Escrow security due to bankruptcy.
(b)	Security was valued using significant unobservable inputs as of September 30, 2022.
(c)	Represents non-income producing security.
(d)	The original loan commitment represents $24,000. The unfunded commitment represents $1,776 as of September 30, 2022 (amounts in thousands).
(e)	Annualized 7-day yield as of period-end.

bps—Basis Points

HC CAPITAL TRUST

The Corporate Opportunities Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2022.

The Corporate Opportunities Portfolio	City of London Investment Management Company, Limited	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stock	0.00%	-	-	0.00%
Right	0.00%	-	-	0.00%
Loan Participations and Assignments	-	-	9.15%	9.15%
Investment Companies	20.01%	69.05%	0.10%	89.16%
Other Assets (Liabilities)	-0.45%	1.89%	0.25%	1.69%
Total Net Assets	19.56%	70.94%	9.50%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
5 Year US Treasury Note Future	984	12/30/22	$105,787	$(3,853)
E-Mini S&P 500 Future	368	12/16/22	66,268	(8,922)
			$172,055	$(12,775)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(12,775)
	Total Net Unrealized Appreciation/(Depreciation)			$(12,775)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 1.50%
$500	Fannie Mae	0.25	11/27/23	$478
200	Fannie Mae	0.38	8/25/25	179
650	Fannie Mae	0.50	6/17/25	587
400	Fannie Mae	0.50	11/7/25	356
150	Fannie Mae	0.63	4/22/25	137
550	Fannie Mae	0.75	10/8/27	466
200	Fannie Mae	0.88	8/5/30	156
100	Fannie Mae, Callable 12/18/22 @ 100.00	0.88	12/18/26	87
125	Fannie Mae	1.75	7/2/24	120
100	Fannie Mae	1.88	9/24/26	91
150	Fannie Mae	2.13	4/24/26	139
200	Fannie Mae	2.50	2/5/24	195
250	Fannie Mae	2.63	9/6/24	242
95	Fannie Mae	6.25	5/15/29	106
160	Fannie Mae	6.63	11/15/30	187
180	Fannie Mae	7.25	5/15/30	216
300	Federal Farm Credit Bank	0.25	2/26/24	283
500	Federal Farm Credit Bank	0.50	12/1/23	478
500	Federal Farm Credit Bank	0.88	11/18/24	465
250	Federal Farm Credit Bank	1.13	1/6/25	233
75	Federal Farm Credit Bank, Callable 10/18/22 @ 100.00	1.24	12/23/30	58
250	Federal Farm Credit Bank	1.75	2/14/25	236
750	Federal Farm Credit Bank	2.63	5/16/24	729
125	Federal Farm Credit Bank	3.38	8/26/24	123
200	Federal Farm Credit Bank	4.25	9/26/24	200
100	Federal Home Loan Bank	0.13	8/28/23	96
700	Federal Home Loan Bank	0.50	4/14/25	636
750	Federal Home Loan Bank	0.50	11/9/23	720
100	Federal Home Loan Bank	1.25	12/21/26	89
50	Federal Home Loan Bank	2.13	3/10/23	50
450	Federal Home Loan Bank	2.75	6/28/24	438
150	Federal Home Loan Bank	2.88	9/13/24	146
600	Federal Home Loan Bank	3.25	11/16/28	571
250	Federal Home Loan Bank	3.25	3/8/24	246
300	Federal Home Loan Bank	3.38	9/8/23	298
165	Federal Home Loan Bank	5.50	7/15/36	183
50	Freddie Mac	0.13	10/16/23	48
750	Freddie Mac	0.25	11/6/23	718
400	Freddie Mac	0.25	12/4/23	381
300	Freddie Mac	0.25	8/24/23	290
500	Freddie Mac	0.38	9/23/25	445
200	Freddie Mac	0.38	5/5/23	196
400	Freddie Mac	0.38	7/21/25	359
100	Freddie Mac, Callable 10/27/22 @ 100.00	0.80	10/27/26	87
350	Freddie Mac	1.50	2/12/25	328
250	Freddie Mac	6.25	7/15/32	291
180	Freddie Mac	6.75	3/15/31	213
110	Tennessee Valley Authority	4.70	7/15/33	113
85	Tennessee Valley Authority	5.25	9/15/39	91
200	Tennessee Valley Authority	5.38	4/1/56	217
100	Tennessee Valley Authority	5.88	4/1/36	112
190	Tennessee Valley Authority	6.15	1/15/38	221
	Total U.S. Government Agency Securities			14,130

	U.S. Treasury Obligations — 48.20%
2,625	U.S. Treasury Bond	1.13	8/15/40	1,625
1,500	U.S. Treasury Bond	1.13	5/15/40	936
3,610	U.S. Treasury Bond	1.25	5/15/50	2,018
1,965	U.S. Treasury Bond	1.38	11/15/40	1,269
4,330	U.S. Treasury Bond	1.38	8/15/50	2,506
2,320	U.S. Treasury Bond	1.63	11/15/50	1,439
4,825	U.S. Treasury Bond	1.75	8/15/41	3,298
2,140	U.S. Treasury Bond	1.88	2/15/41	1,515
2,695	U.S. Treasury Bond	1.88	2/15/51	1,783
4,290	U.S. Treasury Bond	1.88	11/15/51	2,835

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$3,820	U.S. Treasury Bond	2.00	11/15/41	$2,732
4,710	U.S. Treasury Bond	2.00	8/15/51	3,215
1,345	U.S. Treasury Bond	2.00	2/15/50	923
1,250	U.S. Treasury Bond	2.25	8/15/49	914
3,140	U.S. Treasury Bond	2.25	2/15/52	2,279
1,260	U.S. Treasury Bond	2.25	8/15/46	907
1,750	U.S. Treasury Bond	2.25	5/15/41	1,322
3,680	U.S. Treasury Bond	2.38	2/15/42	2,819
3,000	U.S. Treasury Bond	2.38	11/15/49	2,257
4,135	U.S. Treasury Bond	2.38	5/15/51	3,092
1,135	U.S. Treasury Bond	2.50	2/15/46	861
2,015	U.S. Treasury Bond	2.50	2/15/45	1,535
800	U.S. Treasury Bond	2.50	5/15/46	606
1,110	U.S. Treasury Bond	2.75	8/15/47	886
2,350	U.S. Treasury Bond	2.75	11/15/42	1,902
1,875	U.S. Treasury Bond	2.75	8/15/42	1,522
2,320	U.S. Treasury Bond	2.75	11/15/47	1,855
2,000	U.S. Treasury Bond	2.88	5/15/49	1,666
955	U.S. Treasury Bond	2.88	11/15/46	779
2,320	U.S. Treasury Bond	2.88	5/15/52	1,945
1,241	U.S. Treasury Bond	2.88	5/15/43	1,022
780	U.S. Treasury Bond	2.88	8/15/45	636
440	U.S. Treasury Bond	3.00	2/15/47	368
1,015	U.S. Treasury Bond	3.00	11/15/44	847
1,010	U.S. Treasury Bond	3.00	5/15/45	843
1,075	U.S. Treasury Bond	3.00	5/15/47	899
1,125	U.S. Treasury Bond	3.00	5/15/42	957
1,460	U.S. Treasury Bond	3.00	8/15/48	1,234
1,645	U.S. Treasury Bond	3.00	2/15/49	1,402
935	U.S. Treasury Bond	3.00	8/15/52	807
670	U.S. Treasury Bond	3.00	11/15/45	559
1,370	U.S. Treasury Bond	3.00	2/15/48	1,153
1,030	U.S. Treasury Bond	3.13	5/15/48	890
1,000	U.S. Treasury Bond	3.13	11/15/41	869
1,000	U.S. Treasury Bond	3.13	2/15/42	870
827	U.S. Treasury Bond	3.13	2/15/43	710
1,230	U.S. Treasury Bond	3.13	8/15/44	1,050
850	U.S. Treasury Bond	3.25	5/15/42	754
2,900	U.S. Treasury Bond	3.38	11/15/48	2,638
1,130	U.S. Treasury Bond	3.38	5/15/44	1,007
40	U.S. Treasury Bond	3.50	2/15/39	38
970	U.S. Treasury Bond	3.63	8/15/43	904
1,030	U.S. Treasury Bond	3.63	2/15/44	956
645	U.S. Treasury Bond	3.75	11/15/43	612
225	U.S. Treasury Bond	3.88	8/15/40	221
30	U.S. Treasury Bond	4.25	5/15/39	31
550	U.S. Treasury Bond	4.25	11/15/40	567
551	U.S. Treasury Bond	4.38	5/15/41	577
855	U.S. Treasury Bond	4.38	11/15/39	902
163	U.S. Treasury Bond	4.38	5/15/40	171
530	U.S. Treasury Bond	4.38	2/15/38	564
400	U.S. Treasury Bond	4.50	2/15/36	432
1,150	U.S. Treasury Bond	4.50	8/15/39	1,234
255	U.S. Treasury Bond	4.50	5/15/38	275
673	U.S. Treasury Bond	4.63	2/15/40	731
70	U.S. Treasury Bond	4.75	2/15/37	78
1,500	U.S. Treasury Bond	4.75	2/15/41	1,650
235	U.S. Treasury Bond	5.00	5/15/37	266
282	U.S. Treasury Bond	5.25	11/15/28	299
425	U.S. Treasury Bond	5.25	2/15/29	453
849	U.S. Treasury Bond	5.38	2/15/31	937
85	U.S. Treasury Bond	6.00	2/15/26	89
1,265	U.S. Treasury Bond	6.13	11/15/27	1,379
280	U.S. Treasury Bond	6.13	8/15/29	315
1,090	U.S. Treasury Bond	6.25	5/15/30	1,254
100	U.S. Treasury Bond	6.38	8/15/27	110
218	U.S. Treasury Bond	6.50	11/15/26	237

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,000	U.S. Treasury Bond	6.63	2/15/27	$1,096
200	U.S. Treasury Bond	6.75	8/15/26	218
300	U.S. Treasury Bond	6.88	8/15/25	320
295	U.S. Treasury Bond	7.63	2/15/25	316
285	U.S. Treasury Note	0.13	10/15/23	273
1,475	U.S. Treasury Note	0.13	1/15/24	1,398
4,250	U.S. Treasury Note	0.13	2/15/24	4,014
1,485	U.S. Treasury Note	0.13	12/15/23	1,412
3,535	U.S. Treasury Note	0.25	5/15/24	3,311
3,200	U.S. Treasury Note	0.25	5/31/25	2,878
200	U.S. Treasury Note	0.25	11/15/23	191
2,070	U.S. Treasury Note	0.25	8/31/25	1,844
3,935	U.S. Treasury Note	0.25	3/15/24	3,709
1,680	U.S. Treasury Note	0.25	10/31/25	1,487
1,990	U.S. Treasury Note	0.25	9/30/25	1,768
2,290	U.S. Treasury Note	0.25	7/31/25	2,046
3,085	U.S. Treasury Note	0.25	6/30/25	2,768
2,955	U.S. Treasury Note	0.25	6/15/24	2,759
2,075	U.S. Treasury Note	0.38	7/31/27	1,742
3,225	U.S. Treasury Note	0.38	4/30/25	2,921
1,545	U.S. Treasury Note	0.38	12/31/25	1,366
1,400	U.S. Treasury Note	0.38	1/31/26	1,233
2,915	U.S. Treasury Note	0.38	9/30/27	2,432
2,265	U.S. Treasury Note	0.38	8/15/24	2,106
4,005	U.S. Treasury Note	0.38	9/15/24	3,713
2,500	U.S. Treasury Note	0.38	4/15/24	2,353
3,305	U.S. Treasury Note	0.38	7/15/24	3,085
3,500	U.S. Treasury Note	0.38	11/30/25	3,102
1,885	U.S. Treasury Note	0.50	4/30/27	1,603
3,675	U.S. Treasury Note	0.50	10/31/27	3,075
3,090	U.S. Treasury Note	0.50	8/31/27	2,602
1,900	U.S. Treasury Note	0.50	6/30/27	1,608
700	U.S. Treasury Note	0.50	11/30/23	670
2,295	U.S. Treasury Note	0.50	3/31/25	2,093
2,600	U.S. Treasury Note	0.50	5/31/27	2,205
2,175	U.S. Treasury Note	0.50	2/28/26	1,919
1,635	U.S. Treasury Note	0.63	7/31/26	1,430
5,895	U.S. Treasury Note	0.63	8/15/30	4,619
1,575	U.S. Treasury Note	0.63	3/31/27	1,351
3,265	U.S. Treasury Note	0.63	11/30/27	2,744
2,955	U.S. Treasury Note	0.63	12/31/27	2,478
2,720	U.S. Treasury Note	0.63	5/15/30	2,142
2,570	U.S. Treasury Note	0.63	10/15/24	2,388
3,735	U.S. Treasury Note	0.75	11/15/24	3,469
4,115	U.S. Treasury Note	0.75	5/31/26	3,635
3,820	U.S. Treasury Note	0.75	3/31/26	3,391
4,150	U.S. Treasury Note	0.75	1/31/28	3,493
3,750	U.S. Treasury Note	0.75	12/31/23	3,588
3,690	U.S. Treasury Note	0.75	4/30/26	3,268
1,845	U.S. Treasury Note	0.75	8/31/26	1,618
2,000	U.S. Treasury Note	0.88	1/31/24	1,910
1,910	U.S. Treasury Note	0.88	9/30/26	1,681
2,295	U.S. Treasury Note	0.88	6/30/26	2,032
4,830	U.S. Treasury Note	0.88	11/15/30	3,849
3,725	U.S. Treasury Note	1.00	12/15/24	3,470
3,465	U.S. Treasury Note	1.00	7/31/28	2,918
2,780	U.S. Treasury Note	1.13	1/15/25	2,589
650	U.S. Treasury Note	1.13	2/28/27	572
1,865	U.S. Treasury Note	1.13	2/28/25	1,731
2,550	U.S. Treasury Note	1.13	8/31/28	2,159
3,285	U.S. Treasury Note	1.13	2/29/28	2,818
5,490	U.S. Treasury Note	1.13	2/15/31	4,448
3,775	U.S. Treasury Note	1.13	10/31/26	3,347
5,385	U.S. Treasury Note	1.25	8/15/31	4,353
1,625	U.S. Treasury Note	1.25	6/30/28	1,392
1,660	U.S. Treasury Note	1.25	5/31/28	1,424
2,520	U.S. Treasury Note	1.25	9/30/28	2,145

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$3,270	U.S. Treasury Note	1.25	4/30/28	$2,812
4,100	U.S. Treasury Note	1.25	11/30/26	3,648
1,515	U.S. Treasury Note	1.25	8/31/24	1,431
2,740	U.S. Treasury Note	1.25	3/31/28	2,362
2,000	U.S. Treasury Note	1.25	12/31/26	1,777
1,205	U.S. Treasury Note	1.38	1/31/25	1,128
2,000	U.S. Treasury Note	1.38	12/31/28	1,711
3,775	U.S. Treasury Note	1.38	10/31/28	3,234
450	U.S. Treasury Note	1.38	8/31/26	405
6,300	U.S. Treasury Note	1.38	11/15/31	5,122
4,105	U.S. Treasury Note	1.50	1/31/27	3,680
1,000	U.S. Treasury Note	1.50	8/15/26	904
1,915	U.S. Treasury Note	1.50	2/15/30	1,625
1,270	U.S. Treasury Note	1.50	10/31/24	1,201
3,750	U.S. Treasury Note	1.50	11/30/28	3,233
2,590	U.S. Treasury Note	1.50	11/30/24	2,442
1,485	U.S. Treasury Note	1.50	9/30/24	1,407
1,620	U.S. Treasury Note	1.50	2/15/25	1,518
3,250	U.S. Treasury Note	1.50	2/29/24	3,125
3,500	U.S. Treasury Note	1.63	5/15/26	3,199
1,400	U.S. Treasury Note	1.63	2/15/26	1,286
1,920	U.S. Treasury Note	1.63	8/15/29	1,655
945	U.S. Treasury Note	1.63	11/30/26	855
1,000	U.S. Treasury Note	1.63	10/31/26	906
600	U.S. Treasury Note	1.63	9/30/26	545
4,455	U.S. Treasury Note	1.63	5/15/31	3,739
200	U.S. Treasury Note	1.63	10/31/23	194
2,595	U.S. Treasury Note	1.75	3/15/25	2,443
1,075	U.S. Treasury Note	1.75	1/31/29	939
1,100	U.S. Treasury Note	1.75	12/31/26	999
2,025	U.S. Treasury Note	1.75	6/30/24	1,938
1,160	U.S. Treasury Note	1.75	12/31/24	1,099
790	U.S. Treasury Note	1.75	11/15/29	686
1,245	U.S. Treasury Note	1.75	7/31/24	1,190
6,150	U.S. Treasury Note	1.88	2/15/32	5,213
990	U.S. Treasury Note	1.88	8/31/24	946
475	U.S. Treasury Note	1.88	6/30/26	437
2,000	U.S. Treasury Note	1.88	2/28/29	1,760
2,390	U.S. Treasury Note	1.88	7/31/26	2,197
1,650	U.S. Treasury Note	1.88	2/28/27	1,503
1,171	U.S. Treasury Note	2.00	2/15/25	1,111
2,885	U.S. Treasury Note	2.00	11/15/26	2,649
1,825	U.S. Treasury Note	2.00	8/15/25	1,714
2,360	U.S. Treasury Note	2.00	4/30/24	2,276
1,450	U.S. Treasury Note	2.00	6/30/24	1,394
2,710	U.S. Treasury Note	2.00	5/31/24	2,609
1,340	U.S. Treasury Note	2.13	7/31/24	1,289
445	U.S. Treasury Note	2.13	11/30/24	425
1,750	U.S. Treasury Note	2.13	5/31/26	1,627
67	U.S. Treasury Note	2.13	11/30/23	65
1,145	U.S. Treasury Note	2.13	2/29/24	1,110
2,950	U.S. Treasury Note	2.13	3/31/24	2,856
2,385	U.S. Treasury Note	2.13	5/15/25	2,259
1,065	U.S. Treasury Note	2.13	9/30/24	1,022
3,000	U.S. Treasury Note	2.25	3/31/24	2,909
1,775	U.S. Treasury Note	2.25	11/15/27	1,624
810	U.S. Treasury Note	2.25	1/31/24	788
3,320	U.S. Treasury Note	2.25	8/15/27	3,050
2,500	U.S. Treasury Note	2.25	3/31/26	2,342
1,675	U.S. Treasury Note	2.25	11/15/25	1,577
790	U.S. Treasury Note	2.25	10/31/24	758
2,700	U.S. Treasury Note	2.25	4/30/24	2,614
950	U.S. Treasury Note	2.25	12/31/23	926
1,785	U.S. Treasury Note	2.25	2/15/27	1,650
1,955	U.S. Treasury Note	2.25	11/15/24	1,874
795	U.S. Treasury Note	2.25	12/31/24	761
2,000	U.S. Treasury Note	2.38	3/31/29	1,811

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$340	U.S. Treasury Note	2.38	4/30/26	$320
3,775	U.S. Treasury Note	2.38	8/15/24	3,645
2,510	U.S. Treasury Note	2.38	5/15/27	2,326
1,125	U.S. Treasury Note	2.38	2/29/24	1,095
2,720	U.S. Treasury Note	2.38	5/15/29	2,460
3,500	U.S. Treasury Note	2.50	4/30/24	3,402
3,065	U.S. Treasury Note	2.50	5/15/24	2,976
1,300	U.S. Treasury Note	2.50	1/31/24	1,269
2,000	U.S. Treasury Note	2.50	3/31/27	1,868
3,500	U.S. Treasury Note	2.50	5/31/24	3,398
850	U.S. Treasury Note	2.50	2/28/26	804
1,020	U.S. Treasury Note	2.50	1/31/25	980
1,205	U.S. Treasury Note	2.63	12/31/25	1,146
1,250	U.S. Treasury Note	2.63	12/31/23	1,224
1,055	U.S. Treasury Note	2.63	1/31/26	1,003
305	U.S. Treasury Note	2.63	7/31/29	280
3,250	U.S. Treasury Note	2.63	5/31/27	3,051
1,120	U.S. Treasury Note	2.63	4/15/25	1,075
1,785	U.S. Treasury Note	2.63	2/15/29	1,644
955	U.S. Treasury Note	2.63	3/31/25	918
3,000	U.S. Treasury Note	2.75	5/31/29	2,779
1,442	U.S. Treasury Note	2.75	11/15/23	1,417
2,775	U.S. Treasury Note	2.75	8/15/32	2,538
3,620	U.S. Treasury Note	2.75	2/15/24	3,541
2,375	U.S. Treasury Note	2.75	2/15/28	2,223
780	U.S. Treasury Note	2.75	8/31/25	748
2,750	U.S. Treasury Note	2.75	4/30/27	2,595
2,500	U.S. Treasury Note	2.75	2/28/25	2,413
1,525	U.S. Treasury Note	2.75	5/15/25	1,467
4,610	U.S. Treasury Note	2.88	5/15/32	4,265
1,105	U.S. Treasury Note	2.88	10/31/23	1,088
750	U.S. Treasury Note	2.88	11/30/23	737
540	U.S. Treasury Note	2.88	7/31/25	520
1,995	U.S. Treasury Note	2.88	5/15/28	1,873
3,000	U.S. Treasury Note	2.88	4/30/29	2,800
505	U.S. Treasury Note	2.88	5/31/25	487
4,230	U.S. Treasury Note	2.88	8/15/28	3,968
2,005	U.S. Treasury Note	2.88	6/15/25	1,934
800	U.S. Treasury Note	2.88	11/30/25	768
1,985	U.S. Treasury Note	3.00	7/15/25	1,919
2,000	U.S. Treasury Note	3.00	6/30/24	1,956
880	U.S. Treasury Note	3.00	10/31/25	849
995	U.S. Treasury Note	3.00	9/30/25	960
3,380	U.S. Treasury Note	3.13	11/15/28	3,210
1,930	U.S. Treasury Note	3.13	8/15/25	1,871
2,200	U.S. Treasury Note	3.25	6/30/27	2,121
1,700	U.S. Treasury Note	3.25	6/30/29	1,625
1,905	U.S. Treasury Note	3.50	9/15/25	1,866
400	U.S. Treasury Note	5.50	8/15/28	429
	Total U.S. Treasury Obligations			453,561

	Yankee Dollar — 0.01%
115	AID-Israel (Sovereign Bond)	5.50	9/18/23	116
	Total Yankee Dollar			116

Shares
	Exchange-Traded Fund — 50.00%
9,779,139	Vanguard Short-Term Inflation-Protected Securities ETF			470,474
	Total Exchange-Traded Fund			470,474

	Total Investments (cost $993,612) — 99.71%			938,281
	Other assets in excess of liabilities — 0.29%			2,726
	Net Assets — 100.00%			$941,007

ETF—Exchange-Traded Fund

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2022.

The U.S. Government Fixed Income Securities Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Total
U.S. Government Agency Securities	1.50%	-	1.50%
U.S. Treasury Obligations	48.20%	-	48.20%
Yankee Dollar	0.01%	-	0.01%
Exchange-Traded Fund	-	50.00%	50.00%
Other Assets (Liabilities)	0.24%	0.05%	0.29%
Total Net Assets	49.95%	50.05%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds — 74.10%
$750	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25		11/14/28	$705
1,954	AbbVie, Inc. (Biotechnology)	4.40		11/6/42	1,623
530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70		12/1/47	399
155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15		8/15/44	125
1,130	Ally Financial, Inc. (Consumer Finance), Callable 10/21/25 @ 100.00	5.75		11/20/25	1,096
2,220	American Express Co. (Consumer Finance), Callable 7/1/25 @ 100.00	3.95		8/1/25	2,150
1,935	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15		2/21/40	1,395
1,285	Amgen, Inc. (Biotechnology), Callable 6/18/29 @ 100.00	4.05		8/18/29	1,186
135	Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00	4.66		6/15/51	114
1,790	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90		2/1/46	1,549
1,880	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	4.95		1/15/42	1,672
1,980	Anthem, Inc. (Health Care Providers & Services), Callable 12/1/27 @ 100.00	4.10		3/1/28	1,869
790	Anthem, Inc. (Health Care Providers & Services)	4.63		5/15/42	685
2,465	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65		2/23/46	2,291
2,519	AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00	3.55		9/15/55	1,656
2,250	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/28 @ 100.00	4.35		3/1/29	2,101
875	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55		3/9/49	701
255	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13		10/15/44	204
1,145	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	926
585	Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00	2.69 (SOFR + 132 bps)	(a)	4/22/32	457
5,291	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104 bps)	(a)	12/20/28	4,702
5,225	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97 (US0003M + 121 bps)	(a)	2/7/30	4,680
1,665	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	1,373
265	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 8/24/49 @ 100.00	3.00		2/24/50	171
1,245	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25		10/26/49	1,040
2,705	Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00	4.50		3/15/29	2,533
705	Bunge Limited Finance Corp. (Food Products), Callable 2/14/31 @ 100.00	2.75		5/14/31	558
1,305	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25		8/15/26	1,200
500	Capital One Bank USA NA (Banks), Callable 1/28/25 @ 100.00	2.28 (SOFR + 91 bps)	(a)	1/28/26	465
2,022	Capital One Financial Corp. (Consumer Finance), Callable 3/31/25 @ 100.00	4.25		4/30/25	1,965
3,930	Charter Communications Operating LLC/Charter Communications Operating Capital (Media), Callable 12/30/28 @ 100.00	5.05		3/30/29	3,614
310	Cisco Systems, Inc. (Communications Equipment)	5.50		1/15/40	309
6,520	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20		10/21/26	5,964
650	Citigroup, Inc. (Banks), Callable 4/23/28 @ 100.00	4.08 (US0003M + 119 bps)	(a)	4/23/29	589
1,310	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41 (SOFR + 391 bps)	(a)	3/31/31	1,181
655	Comcast Corp. (Media), Callable 5/1/49 @ 100.00	4.00		11/1/49	500
295	Comcast Corp. (Media)	4.65		7/15/42	253
2,185	Comcast Corp. (Media)	4.75		3/1/44	1,880
175	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75		4/1/38	184
2,195	Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00	3.15		8/1/29	1,884
2,050	CSX Corp. (Road & Rail)	6.22		4/30/40	2,133
822	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30		3/25/28	777
2,415	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78		3/25/38	2,110
430	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/47 @ 100.00	5.05		3/25/48	377
1,230	Dell International LLC/EMC Corp. (Technology Hardware & Semiconductors), Callable 8/1/26 @ 100.00	4.90		10/1/26	1,190
1,565	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60		7/15/41	1,409
315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85		12/15/25	317

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,958	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 4/15/28 @ 100.00	4.45		7/15/28	$1,832
1,005	Dominion Energy Gas Holding LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00		11/15/29	835
1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60		12/15/24	1,772
685	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30		7/15/30	560
800	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95		6/15/28	746
2,497	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85		3/15/44	2,093
1,933	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88		8/20/35	1,592
1,275	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50		7/1/29	1,113
428	General Motors Co. (Automobiles), Callable 7/1/27 @ 100.00 ^	4.20		10/1/27	393
3,495	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13		10/1/25	3,499
1,155	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50		2/1/45	960
1,890	HCA, Inc. (Health Care Providers & Services)	5.38		2/1/25	1,859
1,512	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73		12/8/47	1,124
1,555	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/5/29 @ 100.00	4.00		8/5/29	1,442
1,300	International Business Machines Corp. (IT Services)	3.00		5/15/24	1,264
560	International Business Machines Corp. (IT Services)	4.00		6/20/42	443
200	International Business Machines Corp. (IT Services)	7.00		10/30/25	211
795	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00		11/15/41	757
1,045	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138 bps)	(a)	5/1/28	950
3,018	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116 bps)	(a)	5/6/30	2,637
5,900	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.00 (US0003M + 112 bps)	(a)	4/23/29	5,331
1,665	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55		6/1/45	1,460
2,000	Lincoln National Corp. (Insurance), Callable 12/1/27 @ 100.00	3.80		3/1/28	1,848
1,365	Lincoln National Corp. (Insurance)	7.00		6/15/40	1,425
655	Lockheed Martin Corp. (Aerospace & Defense)	4.07		12/15/42	549
200	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88		3/15/44	163
789	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45		6/1/27	728
1,355	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50		12/15/27	1,247
1,275	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 2/15/28 @ 100.00	2.45		4/15/28	1,072
810	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 1/15/31 @ 100.00	2.95		4/15/31	636
340	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 11/14/22 @ 102.13	4.25		9/1/25	328
2,055	Microsoft Corp. (Software), Callable 9/17/61 @ 100.00	3.04		3/17/62	1,401
960	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63		5/15/30	798
1,800	Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00	1.51 (SOFR + 86 bps)	(a)	7/20/27	1,531
5,085	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 163 bps)	(a)	1/23/30	4,699
1,580	National Retail Properties, Inc. (Equity Real Estate Investment Trusts), Callable 1/15/30 @ 100.00	2.50		4/15/30	1,269
1,615	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/15/29 @ 100.00	2.40		3/15/30	1,351
450	Netflix, Inc. (Entertainment)	5.88		2/15/25	452
1,000	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 3/1/30 @ 100.00	2.25		6/1/30	798
1,210	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03		10/15/47	960
205	Northrop Grumman Corp. (Aerospace & Defense), Callable 2/1/30 @ 100.00	4.40		5/1/30	193
1,056	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	958
955	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 1/1/30 @ 100.00	2.85		4/1/30	818
2,420	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80		8/15/28	2,234
1,460	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13		5/15/45	998

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,175	Ovintiv Exploration, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00	5.38		1/1/26	$3,143
1,080	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10		9/15/38	952
400	Pfizer, Inc. (Pharmaceuticals)	4.30		6/15/43	353
2,640	Philip Morris International, Inc. (Tobacco), Callable 5/11/25 @ 100.00	3.38		8/11/25	2,517
1,435	Philip Morris International, Inc. (Tobacco)	4.50		3/20/42	1,051
1,420	Principal Financial Group, Inc. (Insurance), Callable 2/15/29 @ 100.00	3.70		5/15/29	1,272
2,534	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	2,439
1,095	Prudential Financial, Inc. (Insurance)	4.60		5/15/44	941
152	Prudential Financial, Inc. (Insurance)	6.63		6/21/40	161
265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65		9/1/42	204
809	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 7/15/25 @ 100.00	1.30		8/15/25	723
610	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00	2.15		8/15/30	464
2,501	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00		5/22/30	2,107
1,244	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00 ^	3.50		3/15/27	1,149
864	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20		9/15/28	807
930	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 9/1/31 @ 100.00	3.20		12/1/31	686
959	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13		8/15/26	898
330	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25		6/15/26	307
920	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40		5/30/47	725
1,095	Southwest Airlines Co. (Airlines), Callable 4/15/27 @ 100.00	5.13		6/15/27	1,071
1,625	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	1,249
1,850	TCI Communications, Inc. (Media)	7.88		2/15/26	2,010
6,705	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (US0003M + 151 bps)	(a)	6/5/28	6,075
530	The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/31/37 @ 100.00	4.02 (US0003M + 137 bps)	(a)	10/31/38	420
345	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50		12/6/48	301
1,210	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40		9/15/40	1,193
1,065	The Interpublic Group of Companies, Inc. (Media)	4.20		4/15/24	1,048
2	The Interpublic Group of Companies, Inc. (Media), Callable 12/30/29 @ 100.00	4.75		3/30/30	2
575	The Interpublic Group of Companies, Inc. (Media), Callable 4/1/48 @ 100.00	5.40		10/1/48	503
475	The Travelers Companies, Inc. (Insurance)	5.35		11/1/40	466
901	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	969
1,485	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75		9/15/44	1,326
720	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 2/15/23 @ 101.13	2.25		2/15/26	642
560	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38		4/1/30	500
140	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25		3/15/49	120
674	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	581
810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63		11/15/41	726
905	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75		7/15/45	802
1,190	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	1,189
475	Ventas Realty LP (Equity Real Estate Investment Trusts (REITs)), Callable 11/1/24 @ 100.00	3.50		2/1/25	448
670	Ventas Realty LP (Equity Real Estate Investment Trusts (REITs)), Callable 2/1/24 @ 100.00	3.75		5/1/24	651
4,580	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/22/40 @ 100.00	3.40		3/22/41	3,353
1,870	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33		9/21/28	1,756
625	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80		9/15/47	478
820	Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	701

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$5,380	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117 bps)	(a)	10/30/30	$4,444
1,295	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131 bps)	(a)	5/22/28	1,170
770	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15		1/24/29	709
340	WestRock MWV LLC (Containers & Packaging)	8.20		1/15/30	380
3,045	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65		3/15/26	2,985
1,146	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	1,209
	Total Corporate Bonds				185,967

	Yankee Dollars — 9.04%
850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	842
645	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	612
1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	1,436
880	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05		7/15/25	801
2,504	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	2,299
665	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05		3/5/30	532
1,106	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(b)	6/15/30	1,266
1,010	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	1,036
1,365	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00	3.40		8/1/51	911
1	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00	3.70		7/15/27	1
560	Equinor ASA (Oil, Gas & Consumable Fuels)	3.95		5/15/43	458
825	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	794
2,225	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	2,252
1,655	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	1,702
1,012	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95		5/13/30	841
1,143	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,373
893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	783
910	Shell International Finance BV (Diversified Financial Services)	4.55		8/12/43	792
850	Telefonica Emisiones SA (Diversified Telecommunication Services)	4.67		3/6/38	653
2,160	The Toronto-Dominion Bank (Banks)	3.20		3/10/32	1,774
340	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 4/16/43 @ 100.00	5.00		10/16/43	291
475	Vodafone Group PLC (Wireless Telecommunication Services)	4.13		5/30/25	464
826	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	779
	Total Yankee Dollars				22,692

	Loan Participations and Assignments — 5.12%
14,816	Centric Commercial Funding, LP(c)(d)	6.50 (US00001M with 1.00% floor + 550 bps)		10/9/22	12,842
	Total Loan Participations and Assignments				12,842

Shares
	Investment Companies — 11.07%
415,110	Federated Hermes Treasury Obligations Fund, Institutional Shares^^	2.84(e)			415
937,393	State Street Institutional Treasury Money Market Fund, Premier Class	2.47(e)			937
26,430,216	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.89(e)			26,431
	Total Investment Companies				27,783

	Total Investments (cost $290,065) — 99.33%				249,284
	Other assets in excess of liabilities — 0.67%				1,671
	Net Assets — 100.00%				$250,955

^	All or part of this security was on loan as of September 30, 2022.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2022.
(a)	Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2022.
(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on September 30, 2022.
(c)	The original loan commitment represents $16,000. The unfunded commitment represents $1,184 as of September 30, 2022 (amounts in thousands).
(d)	Security was valued using significant unobservable inputs as of September 30, 2022.
(e)	Annualized 7-day yield as of period-end.

bps—Basis Points
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
US0003M—3 Month US Dollar LIBOR

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2022.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	74.10%	-	74.10%
Yankee Dollars	9.04%	-	9.04%
Loan Participations and Assignments	-	5.12%	5.12%
Investment Companies	0.54%	10.53%	11.07%
Other Assets (Liabilities)	0.76%	-0.09%	0.67%
Total Net Assets	84.44%	15.56%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 1.06%
$150	American Express Credit Account Master Trust, Series 2021-1, Class - A	0.90		11/15/26	$140
100	American Express Credit Account Master Trust, Series 2022-2, Class - A	3.39		5/15/27	97
100	Bank of America Credit Card Trust, Series 2022-A1, Class - A1	3.53		11/15/27	97
100	Barclays Dryrock Issuance Trust, Series 2022-1, Class - A	3.07		2/15/28	96
100	BMW Vehicle Lease Trust, Series 2022-1, Class - A3, Callable 3/25/24 @ 100.00	1.10		3/25/25	96
140	Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2	1.39		7/15/30	117
200	Capital One Multi-Asset Execution Trust, Series 2022-A2, Class - A	3.49		5/15/27	194
150	GM Financial Automobile Leasing Trust, Series 2022-2, Class - A3, Callable 7/20/24 @ 100.00	3.42		6/20/25	147
100	Honda Auto Receivables Owner Trust, Series 2021-1, Class - A4, Callable 4/21/24 @ 100.00	0.42		1/21/28	93
100	Hyundai Auto Receivables Trust, Series 2022-A, Class - A3, Callable 7/15/25 @ 100.00	2.22		10/15/26	96
100	Hyundai Auto Receivables Trust, Series 2022-B, Class - A3, Callable 9/15/25 @ 100.00	3.72		11/16/26	98
300	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class - A3, Callable 1/15/24 @ 100.00	0.40		11/15/24	291
100	Synchrony Card Funding LLC, Series 2022-A1, Class - A, Callable 4/15/25 @ 100.00	3.37		4/15/28	97
100	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A4, Callable 11/15/24 @ 100.00	0.39		6/15/26	92
200	World Omni Auto Receivables Trust, Series 2021-C, Class - A4, Callable 11/15/24 @ 100.00	0.64		9/15/27	183
200	World Omni Auto Receivables Trust, Series 2020-B, Class - A4, Callable 3/15/24 @ 100.00	0.82		1/15/26	190
100	World Omni Automobile Lease Securitization Trust, Series 2022-A, Class - A3	3.21		2/18/25	98
	Total Asset Backed Securities				2,222

	Collateralized Mortgage Obligations — 5.82%
150	Bank, Series 2020-BNK26, Class - A4, Callable 3/15/30 @ 100.00	2.40		3/15/63	124
300	Bank, Series 2021-BN37, Class - A5, Callable 11/15/31 @ 100.00	2.62	(a)	11/15/64	246
100	Bank, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00	2.85		10/15/52	87
100	Bank, Series 2019-BNK19, Class - A3, Callable 7/15/29 @ 100.00	3.18		8/15/61	89
250	Bank, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00	3.47		11/15/54	239
300	Bank, Series 2018-BN10, Class - A5, Callable 2/15/28 @ 100.00	3.69		2/15/61	279
100	Bank, Series 2019-BN17, Class - A4, Callable 4/15/29 @ 100.00	3.71		4/15/52	92
150	Bank, Series 2022-BNK41, Class - A4	3.79	(a)	4/15/65	136
88	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - ASB, Callable 2/15/27 @ 100.00	3.37		2/15/50	85
60	BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00	2.44		4/15/53	49
100	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00	2.91	(a)	9/15/43	80
200	Benchmark Mortgage Trust, Series 2022-B33, Class - A5, Callable 3/15/32 @ 100.00	3.46		3/15/55	176
250	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00	4.02		3/15/52	233
200	Benchmark Mortgage Trust, Series 2018-B6, Class - A4, Callable 10/10/28 @ 100.00	4.26		10/10/51	190
176	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4, Callable 1/10/25 @ 100.00	2.88		2/10/48	169
100	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92		2/15/53	84
150	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable 12/15/29 @ 100.00	3.10		12/15/72	131
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4, Callable 3/10/26 @ 100.00	3.31		4/10/49	94
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5, Callable 2/10/26 @ 100.00	3.62		2/10/49	95
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62		7/10/47	222
80	COMM Mortgage Trust, Series 2015-DC1, Class - A5, Callable 2/10/25 @ 100.00	3.35		2/10/48	77

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$183	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/27 @ 100.00	3.18		2/10/48	$175
100	Commercial Mortgage Trust, Series 2014-UBS4, Class - AM, Callable 7/10/29 @ 100.00	3.97		8/10/47	96
100	Commercial Mortgage Trust, Series 2013-CR11, Class - B, Callable 10/10/23 @ 100.00	5.11	(a)	8/10/50	99
139	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class - ASB, Callable 11/15/26 @ 100.00	3.31		11/15/49	134
200	Fannie Mae-ACES, Series 2020-M8, Class - A2	1.82		2/25/30	168
200	Fannie Mae-ACES, Series 2022-M11, Class - A2	2.95	(a)	10/25/27	187
184	Fannie Mae-ACES, Series 2017-M7, Class - A2	2.96	(a)	2/25/27	173
100	Fannie Mae-ACES, Series 2017-M11, Class - A2	2.98		8/25/29	92
208	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.06	(a)	6/25/27	196
179	Fannie Mae-ACES, Series 2017 M15, Class - ATS2	3.16	(a)	11/25/27	170
239	Fannie Mae-ACES, Series 2018-M14, Class - A2	3.58	(a)	8/25/28	229
185	Fannie Mae-ACES, Series 2019-M2, Class - A2	3.63	(a)	11/25/28	178
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K117, Class - A2, Callable 10/25/30 @ 100.00	1.41		8/25/30	240
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2, Callable 10/25/35 @ 100.00	1.72		5/25/35	216
97	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class - A1, Callable 2/25/30 @ 100.00	1.78		10/25/29	86
390	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K126, Class - A2, Callable 5/25/31 @ 100.00	2.07		1/25/31	323
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K133, Class - A2, Callable 10/25/31 @ 100.00	2.10		9/25/31	164
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K749, Class - AM, Callable 9/25/29 @ 100.00	2.12		4/25/55	263
150	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K749, Class - A2, Callable 9/25/29 @ 100.00	2.12	(a)	4/25/55	130
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1521, Class - A2, Callable 9/25/36 @ 100.00	2.18		8/25/36	224
47	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K099, Class - A1, Callable 11/25/29 @ 100.00	2.26		6/25/29	43
66	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class - A1, Callable 9/25/26 @ 100.00	2.34		7/25/26	63
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class - A2, Callable 4/25/26 @ 100.00	2.67		3/25/26	329
125	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2, Callable 4/25/24 @ 100.00	2.91		7/25/49	123
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K147, Class - A2, Callable 6/25/32 @ 100.00	3.00		6/25/32	176
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K092, Class - A2, Callable 7/25/29 @ 100.00	3.30		4/25/29	94
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class - A2, Callable 5/25/25 @ 100.00	3.33	(a)	5/25/25	97
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2, Callable 10/25/29 @ 100.00	3.51		3/25/29	237
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K087, Class - A2, Callable 1/25/29 @ 100.00	3.77		12/25/28	240
500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class - A2, Callable 5/25/28 @ 100.00	3.85		5/25/28	482
400	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K081, Class - A2, Callable 12/25/28 @ 100.00	3.90	(a)	8/25/28	386
230	GS Mortgage Securities Trust, Series 2016-GS2, Class - A3, Callable 5/10/26 @ 100.00	2.79		5/10/49	213
200	GS Mortgage Securities Trust, Series 2019-GC42, Class - A4, Callable 9/10/29 @ 100.00	3.00		9/1/52	176
100	GS Mortgage Securities Trust, Series 2020-GC45, Class - AS, Callable 1/13/30 @ 100.00	3.17	(a)	2/13/53	85
250	GS Mortgage Securities Trust, Series 2017-GS5, Class - A4, Callable 3/10/27 @ 100.00	3.67		3/10/50	235
100	GS Mortgage Securities Trust, Series 2018-GS10, Class - A5, Callable 7/10/28 @ 100.00	4.16	(a)	7/10/51	94
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5, Callable 10/15/25 @ 100.00	3.64		11/15/47	133

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class - A4, Callable 3/15/26 @ 100.00	3.80	9/15/47	$178
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class - A5, Callable 10/15/23 @ 100.00	4.13	11/15/45	181
42	Morgan Stanley BAML Trust, Series 2015-C21, Class - ASB, Callable 3/15/31 @ 100.00	3.15	3/15/48	41
183	Morgan Stanley BAML Trust, Series 2015-C20, Class - A4, Callable 11/15/26 @ 100.00	3.25	2/15/48	175
200	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4, Callable 10/15/26 @ 100.00	3.53	12/15/47	193
200	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5, Callable 5/15/27 @ 100.00	3.60	5/15/50	187
200	Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4, Callable 6/15/27 @ 100.00	3.26	6/15/50	185
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 7/10/26 @ 100.00	3.06	10/10/48	92
2	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A3, Callable 3/15/24 @ 100.00	0.26	5/15/25	2
122	Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable 10/15/29 @ 100.00	3.04	10/15/52	106
500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4, Callable 5/15/26 @ 100.00	3.10	6/15/49	464
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class - A4, Callable 8/15/25 @ 100.00	3.66	9/15/58	175
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class - A4, Callable 12/15/25 @ 100.00	3.81	12/15/48	119
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class - A5, Callable 7/15/24 @ 100.00	3.82	8/15/50	164
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class - C, Callable 2/15/25 @ 100.00	4.07	2/15/48	129
100	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable 10/15/28 @ 100.00	4.44	9/15/61	96
	Total Collateralized Mortgage Obligations			12,213

	U.S. Government Agency Mortgages — 81.82%
406	Fannie Mae, Pool #MA4304	1.50	4/1/51	310
401	Fannie Mae, Pool #MA4417	1.50	9/1/36	343
416	Fannie Mae, Pool #MA4236	1.50	1/1/51	317
408	Fannie Mae, Pool #MA4441	1.50	10/1/36	349
277	Fannie Mae, Pool #BQ5781	1.50	11/1/35	237
380	Fannie Mae, Pool #CB0310	1.50	4/1/36	325
97	Fannie Mae, Pool #FS2037	1.50	5/1/37	83
93	Fannie Mae, Pool #MA4445	1.50	10/1/41	73
342	Fannie Mae, Pool #BQ3141	1.50	10/1/35	293
222	Fannie Mae, Pool #MA4302	1.50	4/1/36	190
406	Fannie Mae, Pool #CA7696	1.50	11/1/50	310
422	Fannie Mae, Pool #MA4280	1.50	3/1/51	322
469	Fannie Mae, Pool #MA4397	1.50	8/1/51	358
399	Fannie Mae, Pool #FM6579	1.50	3/1/51	306
188	Fannie Mae, Pool #MA4266	1.50	1/1/41	148
44	Fannie Mae, Pool #MA4342	1.50	4/1/41	35
85	Fannie Mae, Pool #MA4286	1.50	2/1/41	67
21	Fannie Mae, Pool #MA4181	1.50	11/1/50	16
439	Fannie Mae, Pool #CB0711	1.50	6/1/51	336
179	Fannie Mae, Pool #MA4386	1.50	7/1/41	140
117	Fannie Mae, Pool #MA4122	1.50	9/1/35	101
140	Fannie Mae, Pool #FM9249	1.50	10/1/41	110
410	Fannie Mae, Pool #MA4343	1.50	5/1/51	313
319	Fannie Mae, Pool #FS1327	1.50	6/1/36	273
457	Fannie Mae, Pool #MA4354	1.50	6/1/51	349
411	Fannie Mae, Pool #CA7695	1.50	11/1/50	314
152	Fannie Mae, Pool #MA4310	1.50	4/1/41	119
481	Fannie Mae, Pool #MA4158	2.00	10/1/50	392
49	Fannie Mae, Pool #FM9724	2.00	11/1/36	43
448	Fannie Mae, Pool #CB1787	2.00	10/1/51	363

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$365	Fannie Mae, Pool #MA4403	2.00	8/1/36	$322
424	Fannie Mae, Pool #CB1620	2.00	9/1/51	350
478	Fannie Mae, Pool #FM4969	2.00	12/1/50	389
392	Fannie Mae, Pool #MA4305	2.00	4/1/51	317
44	Fannie Mae, Pool #MA4071	2.00	7/1/40	37
185	Fannie Mae, Pool #MA4176	2.00	10/1/40	157
410	Fannie Mae, Pool #CB0325	2.00	4/1/51	332
399	Fannie Mae, Pool #MA4128	2.00	9/1/40	334
324	Fannie Mae, Pool #FM3755	2.00	9/1/35	286
248	Fannie Mae, Pool #FM4039	2.00	10/1/35	218
32	Fannie Mae, Pool #MA4093	2.00	8/1/40	27
17	Fannie Mae, Pool #AY4232	2.00	5/1/30	16
93	Fannie Mae, Pool #MA4474	2.00	11/1/41	78
128	Fannie Mae, Pool #MA4155	2.00	10/1/35	113
396	Fannie Mae, Pool #MA4360	2.00	6/1/36	349
534	Fannie Mae, Pool #FM4788	2.00	11/1/50	432
373	Fannie Mae, Pool #BQ8341	2.00	12/1/50	304
495	Fannie Mae, Pool #CA9273	2.00	2/1/51	401
358	Fannie Mae, Pool #CA9183	2.00	2/1/36	316
382	Fannie Mae, Pool #MA4281	2.00	3/1/51	309
486	Fannie Mae, Pool #BR0948	2.00	4/1/51	393
488	Fannie Mae, Pool #CA8933	2.00	2/1/51	397
198	Fannie Mae, Pool #BQ5160	2.00	12/1/50	161
486	Fannie Mae, Pool #BK8461	2.00	1/1/51	395
393	Fannie Mae, Pool #BQ9685	2.00	1/1/51	318
394	Fannie Mae, Pool #MA4602	2.00	5/1/37	347
290	Fannie Mae, Pool #FS1621	2.00	7/1/51	235
96	Fannie Mae, Pool #FS0317	2.00	2/1/42	80
268	Fannie Mae, Pool #FS0355	2.00	9/1/51	217
479	Fannie Mae, Pool #MA4511	2.00	1/1/52	388
44	Fannie Mae, Pool #MA2906	2.00	2/1/32	40
476	Fannie Mae, Pool #FM7411	2.00	5/1/51	385
431	Fannie Mae, Pool #CA8687	2.00	1/1/51	349
10	Fannie Mae, Pool #CA0052	2.00	7/1/32	10
392	Fannie Mae, Pool #CA8850	2.00	2/1/51	321
15	Fannie Mae, Pool #BJ4362	2.00	11/1/32	13
536	Fannie Mae, Pool #BR4094	2.00	1/1/51	437
256	Fannie Mae, Pool #MA4119	2.00	9/1/50	208
495	Fannie Mae, Pool #MA4536	2.00	2/1/37	437
470	Fannie Mae, Pool #CA8252	2.00	12/1/45	383
160	Fannie Mae, Pool #MA4204	2.00	12/1/40	134
480	Fannie Mae, Pool #FS1334	2.00	11/1/51	389
156	Fannie Mae, Pool #BP6626	2.00	8/1/50	127
379	Fannie Mae, Pool #BQ3004	2.00	10/1/50	309
400	Fannie Mae, Pool #FM6448	2.00	3/1/51	326
428	Fannie Mae, Pool #CB0684	2.00	6/1/51	351
440	Fannie Mae, Pool #FM9579	2.00	7/1/51	357
364	Fannie Mae, Pool #CA7225	2.00	10/1/50	295
376	Fannie Mae, Pool #BQ7777	2.00	3/1/36	331
370	Fannie Mae, Pool #MA4237	2.00	1/1/51	301
359	Fannie Mae, Pool #MA4303	2.00	4/1/36	317
454	Fannie Mae, Pool #FM9441	2.00	4/1/51	370
420	Fannie Mae, Pool #CA7833	2.00	11/1/50	342
375	Fannie Mae, Pool #MA4255	2.00	2/1/51	303
313	Fannie Mae, Pool #BU7103	2.00	12/1/51	253
427	Fannie Mae, Pool #MA4442	2.00	10/1/36	376
426	Fannie Mae, Pool #CB0497	2.00	5/1/51	344
444	Fannie Mae, Pool #BT0240	2.00	9/1/51	360
337	Fannie Mae, Pool #CA7224	2.00	10/1/50	274
433	Fannie Mae, Pool #MA4182	2.00	11/1/50	353
253	Fannie Mae, Pool #FM5044	2.00	12/1/50	206
404	Fannie Mae, Pool #FM5308	2.00	12/1/50	329
135	Fannie Mae, Pool #FM5453	2.00	1/1/41	113
393	Fannie Mae, Pool #FM6555	2.00	4/1/51	317
243	Fannie Mae, Pool #BR4435	2.00	4/1/51	197
419	Fannie Mae, Pool #CA8110	2.00	12/1/50	338
454	Fannie Mae, Pool #FM9704	2.00	12/1/51	367

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$244	Fannie Mae, Pool #MA4325	2.00	5/1/51	$198
265	Fannie Mae, Pool #MA4355	2.00	6/1/51	215
104	Fannie Mae, Pool #AS1058	2.00	11/1/28	98
281	Fannie Mae, Pool #MA4208	2.00	12/1/50	229
239	Fannie Mae, Pool #MA4437	2.00	10/1/51	194
19	Fannie Mae, Pool #AS0001	2.00	7/1/28	18
455	Fannie Mae, Pool #MA4378	2.00	7/1/51	368
224	Fannie Mae, Pool #CA8118	2.00	12/1/50	182
350	Fannie Mae, Pool #BP9370	2.00	7/1/50	285
394	Fannie Mae, Pool #FM6852	2.00	5/1/51	320
397	Fannie Mae, Pool #BR2176	2.00	7/1/36	350
146	Fannie Mae, Pool #MA4287	2.00	3/1/41	123
533	Fannie Mae, Pool #BQ5112	2.00	11/1/50	434
183	Fannie Mae, Pool #MA4333	2.00	5/1/41	154
108	Fannie Mae, Pool #MA3765	2.50	9/1/49	91
254	Fannie Mae, Pool #FM2881	2.50	4/1/50	215
245	Fannie Mae, Pool #BK2588	2.50	5/1/50	207
5	Fannie Mae, Pool #MA2789	2.50	10/1/36	4
308	Fannie Mae, Pool #FM3878	2.50	7/1/50	262
19	Fannie Mae, Pool #AS0513	2.50	8/1/43	17
229	Fannie Mae, Pool #CB1131	2.50	7/1/51	193
22	Fannie Mae, Pool #MA2868	2.50	1/1/32	20
106	Fannie Mae, Pool #MA3827	2.50	11/1/34	96
22	Fannie Mae, Pool #BJ3742	2.50	12/1/32	21
9	Fannie Mae, Pool #MA2854	2.50	12/1/46	8
30	Fannie Mae, Pool #BJ3944	2.50	1/1/33	28
55	Fannie Mae, Pool #MA3764	2.50	9/1/34	50
446	Fannie Mae, Pool #BU5917	2.50	12/1/51	376
26	Fannie Mae, Pool #AS4660	2.50	3/1/30	24
450	Fannie Mae, Pool #MA4517	2.50	1/1/37	407
353	Fannie Mae, Pool #CA8131	2.50	12/1/50	300
488	Fannie Mae, Pool #CA9289	2.50	2/1/51	411
104	Fannie Mae, Pool #MA3154	2.50	10/1/32	95
32	Fannie Mae, Pool #AT2717	2.50	5/1/43	28
453	Fannie Mae, Pool #CB1828	2.50	10/1/51	380
314	Fannie Mae, Pool #CA7237	2.50	10/1/50	267
15	Fannie Mae, Pool #AZ6458	2.50	7/1/30	14
61	Fannie Mae, Pool #AU6387	2.50	11/1/28	56
274	Fannie Mae, Pool #CA6075	2.50	6/1/50	233
24	Fannie Mae, Pool #FM9543	2.50	12/1/51	20
51	Fannie Mae, Pool #AU5334	2.50	11/1/28	46
483	Fannie Mae, Pool #FS0235	2.50	1/1/52	406
48	Fannie Mae, Pool #FS0547	2.50	2/1/52	40
120	Fannie Mae, Pool #FS1340	2.50	3/1/52	101
329	Fannie Mae, Pool #CA8955	2.50	2/1/51	278
417	Fannie Mae, Pool #MA4399	2.50	8/1/51	351
188	Fannie Mae, Pool #MA4414	2.50	9/1/51	158
189	Fannie Mae, Pool #MA3246	2.50	1/1/33	173
84	Fannie Mae, Pool #AO3019	2.50	5/1/27	77
356	Fannie Mae, Pool #MA4541	2.50	2/1/42	307
425	Fannie Mae, Pool #CB0415	2.50	5/1/51	359
399	Fannie Mae, Pool #BR7857	2.50	5/1/51	336
35	Fannie Mae, Pool #MA3217	2.50	12/1/32	32
439	Fannie Mae, Pool #FS0030	2.50	4/1/51	369
102	Fannie Mae, Pool #MA1277	2.50	12/1/27	93
67	Fannie Mae, Pool #AU2619	2.50	8/1/28	62
64	Fannie Mae, Pool #BE3032	2.50	1/1/32	59
149	Fannie Mae, Pool #MA3990	2.50	4/1/50	126
262	Fannie Mae, Pool #MA4096	2.50	8/1/50	221
58	Fannie Mae, Pool #AS8892	2.50	2/1/32	53
321	Fannie Mae, Pool #FM4638	2.50	10/1/50	270
205	Fannie Mae, Pool #MA4075	2.50	7/1/35	185
261	Fannie Mae, Pool #MA4078	2.50	7/1/50	220
248	Fannie Mae, Pool #CA6074	2.50	6/1/50	210
270	Fannie Mae, Pool #CA6304	2.50	7/1/50	229
12	Fannie Mae, Pool #MA3830	2.50	11/1/39	11
277	Fannie Mae, Pool #MA4256	2.50	2/1/51	233

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$69	Fannie Mae, Pool #MA3965	2.50	3/1/40	$58
445	Fannie Mae, Pool #CB1784	2.50	10/1/51	373
152	Fannie Mae, Pool #MA3902	2.50	12/1/49	129
339	Fannie Mae, Pool #FM4309	2.50	9/1/50	286
253	Fannie Mae, Pool #BP5878	2.50	6/1/50	214
229	Fannie Mae, Pool #FM3027	2.50	12/1/46	196
155	Fannie Mae, Pool #BQ0329	2.50	7/1/50	131
73	Fannie Mae, Pool #MA4053	2.50	6/1/35	67
28	Fannie Mae, Pool #MA4016	2.50	5/1/40	24
54	Fannie Mae, Pool #MA3955	2.50	3/1/35	49
195	Fannie Mae, Pool #MA4183	2.50	11/1/50	165
77	Fannie Mae, Pool #FM3296	2.50	5/1/35	70
437	Fannie Mae, Pool #FM8997	2.50	10/1/51	369
483	Fannie Mae, Pool #FM8745	2.50	9/1/51	407
80	Fannie Mae, Pool #AB7391	2.50	12/1/42	69
488	Fannie Mae, Pool #CB2523	2.50	1/1/52	410
29	Fannie Mae, Pool #MA3801	2.50	10/1/49	25
349	Fannie Mae, Pool #BQ5110	2.50	11/1/50	295
290	Fannie Mae, Pool #FM3494	2.50	4/1/48	247
135	Fannie Mae, Pool #MA4099	2.50	8/1/35	123
10	Fannie Mae, Pool #MA1511	2.50	7/1/33	9
19	Fannie Mae, Pool #MA1270	2.50	11/1/32	17
108	Fannie Mae, Pool #MA1210	2.50	10/1/27	98
54	Fannie Mae, Pool #MA3896	2.50	1/1/35	49
10	Fannie Mae, Pool #MA3788	2.50	9/1/39	9
268	Fannie Mae, Pool #FM4231	2.50	9/1/50	226
227	Fannie Mae, Pool #CA8132	2.50	12/1/50	192
241	Fannie Mae, Pool #MA4210	2.50	12/1/50	204
24	Fannie Mae, Pool #MA3737	2.50	8/1/34	21
28	Fannie Mae, Pool #MA3282	2.50	2/1/33	26
8	Fannie Mae, Pool #MA2888	2.50	1/1/47	7
168	Fannie Mae, Pool #MA2730	2.50	8/1/46	143
72	Fannie Mae, Pool #AS4946	2.50	5/1/30	67
250	Fannie Mae, Pool #BO4657	2.50	11/1/49	212
439	Fannie Mae, Pool #CB1556	2.50	9/1/51	372
449	Fannie Mae, Pool #BU1451	2.50	1/1/52	378
14	Fannie Mae, Pool #AS8437	2.50	12/1/36	13
41	Fannie Mae, Pool #AS8246	2.50	11/1/31	38
446	Fannie Mae, Pool #FM9033	2.50	10/1/51	378
71	Fannie Mae, Pool #BC9041	2.50	11/1/31	65
6	Fannie Mae, Pool #AS8172	2.50	10/1/36	6
90	Fannie Mae, Pool #AP4742	2.50	8/1/27	82
258	Fannie Mae, Pool #MA4159	2.50	10/1/50	218
16	Fannie Mae, Pool #AS4334	3.00	1/1/45	14
131	Fannie Mae, Pool #BO2201	3.00	9/1/49	115
441	Fannie Mae, Pool #BU8883	3.00	3/1/52	384
9	Fannie Mae, Pool #MA3657	3.00	5/1/34	9
28	Fannie Mae, Pool #AQ3223	3.00	11/1/27	26
60	Fannie Mae, Pool #CA5519	3.00	4/1/50	53
144	Fannie Mae, Pool #BP6466	3.00	7/1/50	126
41	Fannie Mae, Pool #B09169	3.00	12/1/49	36
101	Fannie Mae, Pool #BN7703	3.00	8/1/49	89
118	Fannie Mae, Pool #B08947	3.00	1/1/50	103
152	Fannie Mae, Pool #B06219	3.00	12/1/49	133
190	Fannie Mae, Pool #AP6493	3.00	9/1/42	170
19	Fannie Mae, Pool #BM1370	3.00	4/1/37	17
225	Fannie Mae, Pool #MA3834	3.00	11/1/49	198
60	Fannie Mae, Pool #FM2132	3.00	1/1/50	53
112	Fannie Mae, Pool #BO3192	3.00	10/1/49	98
83	Fannie Mae, Pool #BO7242	3.00	1/1/50	73
359	Fannie Mae, Pool #AQ7920	3.00	12/1/42	319
185	Fannie Mae, Pool #MA4048	3.00	6/1/50	163
350	Fannie Mae, Pool #AB7099	3.00	11/1/42	311
15	Fannie Mae, Pool #AZ4358	3.00	7/1/30	15
164	Fannie Mae, Pool #AP2465	3.00	8/1/42	147
12	Fannie Mae, Pool #MA3218	3.00	12/1/32	11
19	Fannie Mae, Pool #BE9547	3.00	4/1/47	16

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$82	Fannie Mae, Pool #AS8784	3.00	2/1/47	$72
104	Fannie Mae, Pool #AS0196	3.00	8/1/28	97
56	Fannie Mae, Pool #MA1527	3.00	8/1/33	51
55	Fannie Mae, Pool #MA1401	3.00	4/1/33	50
17	Fannie Mae, Pool #AT1575	3.00	5/1/43	15
90	Fannie Mae, Pool #MA3774	3.00	9/1/49	79
123	Fannie Mae, Pool #AS7904	3.00	9/1/46	109
28	Fannie Mae, Pool #AU7890	3.00	9/1/28	26
222	Fannie Mae, Pool #QB1382	3.00	7/1/50	195
113	Fannie Mae, Pool #AT2014	3.00	4/1/43	100
205	Fannie Mae, Pool #FM3395	3.00	6/1/50	180
113	Fannie Mae, Pool #MA3871	3.00	12/1/49	100
73	Fannie Mae, Pool #AS4884	3.00	5/1/45	64
55	Fannie Mae, Pool #AY4200	3.00	5/1/45	48
14	Fannie Mae, Pool #AR7426	3.00	7/1/43	12
137	Fannie Mae, Pool #AT0682	3.00	4/1/43	122
9	Fannie Mae, Pool #AK0006	3.00	1/1/27	9
25	Fannie Mae, Pool #BJ2996	3.00	1/1/33	23
231	Fannie Mae, Pool #AO0752	3.00	4/1/42	208
9	Fannie Mae, Pool #AX8309	3.00	11/1/29	9
120	Fannie Mae, Pool #AS8414	3.00	11/1/46	106
134	Fannie Mae, Pool #AT7620	3.00	6/1/43	119
35	Fannie Mae, Pool #MA2523	3.00	2/1/36	32
129	Fannie Mae, Pool #AB8897	3.00	4/1/43	114
20	Fannie Mae, Pool #MA2832	3.00	12/1/36	18
76	Fannie Mae, Pool #BD4225	3.00	11/1/46	67
28	Fannie Mae, Pool #MA1338	3.00	2/1/33	25
19	Fannie Mae, Pool #MA2579	3.00	4/1/36	17
81	Fannie Mae, Pool #MA2833	3.00	12/1/46	72
7	Fannie Mae, Pool #AL9848	3.00	3/1/47	6
88	Fannie Mae, Pool #AU3735	3.00	8/1/43	78
69	Fannie Mae, Pool #BD5545	3.00	10/1/46	61
126	Fannie Mae, Pool #MA1307	3.00	1/1/33	114
32	Fannie Mae, Pool #BD5076	3.00	2/1/32	30
7	Fannie Mae, Pool #BA0826	3.00	10/1/30	7
19	Fannie Mae, Pool #BC4276	3.00	4/1/46	17
18	Fannie Mae, Pool #MA2961	3.00	4/1/37	16
123	Fannie Mae, Pool #MA2737	3.00	9/1/46	108
5	Fannie Mae, Pool #J24886	3.00	7/1/23	5
34	Fannie Mae, Pool #MA2149	3.00	1/1/30	32
372	Fannie Mae, Pool #FS2122	3.00	3/1/52	324
391	Fannie Mae, Pool #CB3364	3.00	4/1/52	340
268	Fannie Mae, Pool #BU1241	3.00	3/1/52	234
17	Fannie Mae, Pool #BK1015	3.00	2/1/33	16
183	Fannie Mae, Pool #BP1932	3.00	4/1/50	160
103	Fannie Mae, Pool #CA5729	3.00	5/1/50	90
62	Fannie Mae, Pool #FM1552	3.00	12/1/47	55
33	Fannie Mae, Pool #MA3831	3.00	11/1/39	30
134	Fannie Mae, Pool #MA2956	3.00	4/1/47	118
101	Fannie Mae, Pool #MA2806	3.00	11/1/46	89
14	Fannie Mae, Pool #MA2087	3.00	11/1/34	13
62	Fannie Mae, Pool #AS1527	3.00	1/1/29	58
5	Fannie Mae, Pool #FM1585	3.00	9/1/49	5
36	Fannie Mae, Pool #MA2773	3.00	10/1/36	33
24	Fannie Mae, Pool #CA4860	3.00	12/1/49	21
117	Fannie Mae, Pool #MA3937	3.00	2/1/50	103
40	Fannie Mae, Pool #MA2425	3.00	10/1/30	37
28	Fannie Mae, Pool #MA3090	3.00	8/1/32	26
132	Fannie Mae, Pool #FM1370	3.00	4/1/46	117
24	Fannie Mae, Pool #CA5423	3.00	3/1/50	21
40	Fannie Mae, Pool #CA3788	3.00	7/1/49	35
20	Fannie Mae, Pool #MA3897	3.00	1/1/35	19
74	Fannie Mae, Pool #FM1134	3.00	4/1/48	66
23	Fannie Mae, Pool #AS3117	3.00	8/1/29	22
32	Fannie Mae, Pool #AS2312	3.00	5/1/29	30
35	Fannie Mae, Pool #AL8861	3.00	7/1/31	33
122	Fannie Mae, Pool #MA3905	3.00	1/1/50	107

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$36	Fannie Mae, Pool #FM4317	3.00	9/1/50	$32
37	Fannie Mae, Pool #MA3991	3.00	4/1/50	32
28	Fannie Mae, Pool #MA3934	3.00	2/1/40	25
32	Fannie Mae, Pool #MA2230	3.00	4/1/35	29
99	Fannie Mae, Pool #MA2246	3.00	4/1/30	93
73	Fannie Mae, Pool #AY4829	3.00	5/1/45	65
52	Fannie Mae, Pool #AB4483	3.00	2/1/27	49
442	Fannie Mae, Pool #CB3172	3.00	3/1/52	385
149	Fannie Mae, Pool #CA5668	3.00	5/1/50	130
474	Fannie Mae, Pool #CB2755	3.00	2/1/52	414
54	Fannie Mae, Pool #AS7238	3.00	5/1/46	47
21	Fannie Mae, Pool #BE3861	3.00	1/1/47	19
11	Fannie Mae, Pool #MA3078	3.00	7/1/37	10
80	Fannie Mae, Pool #MA3106	3.00	8/1/47	70
99	Fannie Mae, Pool #BC9003	3.00	11/1/46	88
28	Fannie Mae, Pool #AS8483	3.00	12/1/46	25
49	Fannie Mae, Pool #AW7383	3.00	8/1/29	46
21	Fannie Mae, Pool #AW8295	3.00	8/1/29	20
86	Fannie Mae, Pool #AK3302	3.00	3/1/27	81
84	Fannie Mae, Pool #MA2863	3.00	1/1/47	75
85	Fannie Mae, Pool #AS8276	3.00	11/1/46	75
12	Fannie Mae, Pool #AS8056	3.00	10/1/46	11
26	Fannie Mae, Pool #AS8424	3.00	12/1/36	23
123	Fannie Mae, Pool #AL9865	3.00	2/1/47	109
42	Fannie Mae, Pool #MA3127	3.00	9/1/37	38
5	Fannie Mae, Pool #MA3100	3.00	8/1/37	5
56	Fannie Mae, Pool #MA3179	3.00	11/1/47	50
15	Fannie Mae, Pool #MA3185	3.00	11/1/37	14
25	Fannie Mae, Pool #MA3247	3.00	1/1/33	23
43	Fannie Mae, Pool #AS8186	3.00	10/1/46	38
47	Fannie Mae, Pool #MA3147	3.00	10/1/47	42
24	Fannie Mae, Pool #MA3304	3.00	3/1/48	22
28	Fannie Mae, Pool #MA3631	3.00	4/1/34	26
417	Fannie Mae, Pool #AP6375	3.00	9/1/42	374
14	Fannie Mae, Pool #BA4786	3.00	2/1/31	13
397	Fannie Mae, Pool #CB2759	3.00	2/1/52	346
27	Fannie Mae, Pool #AS8438	3.00	12/1/36	25
144	Fannie Mae, Pool #BD2446	3.00	1/1/47	127
91	Fannie Mae, Pool #MA2895	3.00	2/1/47	80
46	Fannie Mae, Pool #AS7908	3.00	9/1/46	41
98	Fannie Mae, Pool #MA3082	3.00	7/1/47	86
22	Fannie Mae, Pool #MA3237	3.00	1/1/48	19
27	Fannie Mae, Pool #MA3339	3.00	4/1/33	25
34	Fannie Mae, Pool #AL9996	3.00	4/1/32	32
28	Fannie Mae, Pool #MA3331	3.00	4/1/48	25
45	Fannie Mae, Pool #BE4400	3.00	1/1/47	40
70	Fannie Mae, Pool #AS4333	3.00	1/1/45	62
44	Fannie Mae, Pool #AZ0538	3.00	9/1/30	41
49	Fannie Mae, Pool #BD5787	3.00	9/1/46	43
14	Fannie Mae, Pool #MA2897	3.00	2/1/37	13
60	Fannie Mae, Pool #AS8521	3.00	12/1/46	53
484	Fannie Mae, Pool #CA5229	3.00	2/1/50	423
6	Fannie Mae, Pool #MA3802	3.00	10/1/49	6
34	Fannie Mae, Pool #MA3744	3.00	8/1/49	30
164	Fannie Mae, Pool #MA4020	3.00	5/1/50	144
75	Fannie Mae, Pool #MA3960	3.00	3/1/50	65
22	Fannie Mae, Pool #MA3958	3.00	3/1/40	19
47	Fannie Mae, Pool #CA3754	3.00	6/1/34	44
123	Fannie Mae, Pool #MA4079	3.00	7/1/50	108
7	Fannie Mae, Pool #MA3738	3.00	8/1/34	6
11	Fannie Mae, Pool #MA2287	3.00	6/1/35	10
101	Fannie Mae, Pool #BC4764	3.00	10/1/46	89
32	Fannie Mae, Pool #MA3060	3.00	7/1/32	30
9	Fannie Mae, Pool #MA2065	3.00	10/1/34	8
71	Fannie Mae, Pool #BE1901	3.00	12/1/46	63
14	Fannie Mae, Pool #MA1058	3.00	5/1/32	12
477	Fannie Mae, Pool #CB2756	3.00	2/1/52	417

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$199	Fannie Mae, Pool #FS0831	3.00	3/1/52	$173
27	Fannie Mae, Pool #BC0163	3.50	1/1/46	24
65	Fannie Mae, Pool #MA3745	3.50	8/1/49	59
42	Fannie Mae, Pool #BC3126	3.50	1/1/46	38
23	Fannie Mae, Pool #BC7633	3.50	6/1/46	21
49	Fannie Mae, Pool #AY4300	3.50	1/1/45	45
4	Fannie Mae, Pool #AJ6181	3.50	12/1/26	4
83	Fannie Mae, Pool #MA2292	3.50	6/1/45	76
46	Fannie Mae, Pool #AS7239	3.50	5/1/46	42
25	Fannie Mae, Pool #AX7655	3.50	1/1/45	23
23	Fannie Mae, Pool #FS1774	3.50	5/1/37	22
61	Fannie Mae, Pool #AS4771	3.50	4/1/45	55
9	Fannie Mae, Pool #MA3634	3.50	4/1/39	8
26	Fannie Mae, Pool #AZ2614	3.50	8/1/45	24
30	Fannie Mae, Pool #AJ4093	3.50	10/1/26	29
11	Fannie Mae, Pool #AK0706	3.50	2/1/27	11
45	Fannie Mae, Pool #AS6649	3.50	2/1/46	41
4	Fannie Mae, Pool #BA5031	3.50	1/1/46	4
41	Fannie Mae, Pool #AS5068	3.50	6/1/45	38
48	Fannie Mae, Pool #AO9140	3.50	7/1/42	45
55	Fannie Mae, Pool #AO4647	3.50	6/1/42	51
296	Fannie Mae, Pool #AO8137	3.50	8/1/42	272
68	Fannie Mae, Pool #MA1982	3.50	8/1/34	64
55	Fannie Mae, Pool #AK7497	3.50	4/1/42	50
13	Fannie Mae, Pool #MA2495	3.50	1/1/46	12
9	Fannie Mae, Pool #MA3906	3.50	1/1/50	8
22	Fannie Mae, Pool #BA1893	3.50	8/1/45	19
53	Fannie Mae, Pool #AS7388	3.50	6/1/46	48
67	Fannie Mae, Pool #CA0487	3.50	10/1/47	61
33	Fannie Mae, Pool #AS5319	3.50	7/1/45	30
83	Fannie Mae, Pool #BC1158	3.50	2/1/46	76
5	Fannie Mae, Pool #MA2996	3.50	5/1/37	5
88	Fannie Mae, Pool #BJ2692	3.50	4/1/48	80
67	Fannie Mae, Pool #FM3387	3.50	3/1/35	64
48	Fannie Mae, Pool #BE3767	3.50	7/1/47	43
18	Fannie Mae, Pool #AE0981	3.50	3/1/41	17
11	Fannie Mae, Pool #AS2081	3.50	4/1/29	10
6	Fannie Mae, Pool #MA2909	3.50	2/1/37	6
29	Fannie Mae, Pool #MA2923	3.50	3/1/37	27
78	Fannie Mae, Pool #AY1306	3.50	3/1/45	71
57	Fannie Mae, Pool #AY5303	3.50	3/1/45	52
49	Fannie Mae, Pool #AS4773	3.50	4/1/45	45
91	Fannie Mae, Pool #AS3133	3.50	8/1/44	84
52	Fannie Mae, Pool #MA1980	3.50	8/1/44	48
51	Fannie Mae, Pool #AZ9576	3.50	12/1/45	47
73	Fannie Mae, Pool #AJ8476	3.50	12/1/41	68
20	Fannie Mae, Pool #MA3692	3.50	7/1/49	18
81	Fannie Mae, Pool #FM1543	3.50	11/1/48	74
88	Fannie Mae, Pool #BM4703	3.50	2/1/48	81
79	Fannie Mae, Pool #FM1911	3.50	7/1/48	73
6	Fannie Mae, Pool #AV6407	3.50	2/1/29	6
20	Fannie Mae, Pool #AS5892	3.50	10/1/45	18
42	Fannie Mae, Pool #AY3802	3.50	2/1/45	38
103	Fannie Mae, Pool #AU1635	3.50	7/1/43	95
62	Fannie Mae, Pool #AX9530	3.50	2/1/45	56
64	Fannie Mae, Pool #AO4385	3.50	6/1/42	59
72	Fannie Mae, Pool #BK9038	3.50	10/1/33	69
14	Fannie Mae, Pool #310139	3.50	11/1/25	13
81	Fannie Mae, Pool #MA3520	3.50	10/1/48	73
9	Fannie Mae, Pool #CA0234	3.50	8/1/47	8
17	Fannie Mae, Pool #MA3637	3.50	4/1/49	16
28	Fannie Mae, Pool #MA3775	3.50	9/1/49	25
56	Fannie Mae, Pool #MA3332	3.50	4/1/48	51
21	Fannie Mae, Pool #AE5487	3.50	10/1/25	20
49	Fannie Mae, Pool #FM1028	3.50	6/1/49	44
28	Fannie Mae, Pool #AS4772	3.50	4/1/45	25
55	Fannie Mae, Pool #MA3057	3.50	7/1/47	50

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$5	Fannie Mae, Pool #AX0159	3.50	9/1/29	$5
52	Fannie Mae, Pool #BM5485	3.50	2/1/49	47
131	Fannie Mae, Pool #MA3305	3.50	2/1/48	119
61	Fannie Mae, Pool #AU3742	3.50	8/1/43	56
31	Fannie Mae, Pool #BJ0647	3.50	3/1/48	28
60	Fannie Mae, Pool #MA3414	3.50	7/1/48	54
42	Fannie Mae, Pool #FM0020	3.50	7/1/49	38
67	Fannie Mae, Pool #MA2125	3.50	12/1/44	61
28	Fannie Mae, Pool #MA2389	3.50	9/1/35	26
34	Fannie Mae, Pool #AX5201	3.50	10/1/29	32
10	Fannie Mae, Pool #MA3059	3.50	7/1/37	9
75	Fannie Mae, Pool #MA3305	3.50	3/1/48	69
91	Fannie Mae, Pool #BH5155	3.50	9/1/47	83
88	Fannie Mae, Pool #MA1107	3.50	7/1/32	80
43	Fannie Mae, Pool #MA3243	3.50	1/1/38	40
86	Fannie Mae, Pool #BH9215	3.50	1/1/48	79
152	Fannie Mae, Pool #BP1947	3.50	4/1/50	138
9	Fannie Mae, Pool #MA3152	3.50	10/1/37	9
25	Fannie Mae, Pool #MA3494	3.50	10/1/48	23
41	Fannie Mae, Pool #AY3913	3.50	2/1/45	37
61	Fannie Mae, Pool #MA3026	3.50	6/1/47	55
29	Fannie Mae, Pool #AY8856	3.50	9/1/45	26
366	Fannie Mae, Pool #AO2548	3.50	4/1/42	336
48	Fannie Mae, Pool #AX2486	3.50	10/1/44	44
78	Fannie Mae, Pool #MA3238	3.50	1/1/48	71
11	Fannie Mae, Pool #MA2692	3.50	7/1/36	10
20	Fannie Mae, Pool #CA1191	3.50	11/1/47	19
22	Fannie Mae, Pool #AP9390	3.50	10/1/42	20
84	Fannie Mae, Pool #AZ0862	3.50	7/1/45	77
175	Fannie Mae, Pool #BM1568	3.50	7/1/47	162
58	Fannie Mae, Pool #AS7491	3.50	7/1/46	53
10	Fannie Mae, Pool #BM1231	3.50	11/1/31	9
31	Fannie Mae, Pool #BM2001	3.50	12/1/46	29
143	Fannie Mae, Pool #AQ0546	3.50	11/1/42	131
74	Fannie Mae, Pool #BD5046	3.50	2/1/47	68
104	Fannie Mae, Pool #BD2436	3.50	1/1/47	95
35	Fannie Mae, Pool #AS5696	3.50	8/1/45	32
288	Fannie Mae, Pool #AB6017	3.50	8/1/42	265
100	Fannie Mae, Pool #AL1717	3.50	5/1/27	97
7	Fannie Mae, Pool #MA1021	3.50	3/1/27	6
4	Fannie Mae, Pool #AL8776	3.50	7/1/46	4
30	Fannie Mae, Pool #AZ6383	3.50	9/1/45	27
64	Fannie Mae, Pool #AS0024	3.50	7/1/43	59
23	Fannie Mae, Pool #MA3597	3.50	2/1/49	21
33	Fannie Mae, Pool #BE5258	3.50	1/1/47	30
111	Fannie Mae, Pool #BH9277	3.50	2/1/48	101
85	Fannie Mae, Pool #MA3182	3.50	11/1/47	78
66	Fannie Mae, Pool #FM1001	3.50	11/1/48	60
63	Fannie Mae, Pool #FM1566	3.50	11/1/48	57
119	Fannie Mae, Pool #AO3760	3.50	5/1/42	109
30	Fannie Mae, Pool #MA3462	3.50	9/1/33	29
12	Fannie Mae, Pool #MA3835	3.50	11/1/49	11
67	Fannie Mae, Pool #MA3663	3.50	5/1/49	61
72	Fannie Mae, Pool #BM2000	3.50	5/1/49	65
65	Fannie Mae, Pool #MA1059	3.50	5/1/32	59
6	Fannie Mae, Pool #BM5446	3.50	2/1/49	6
22	Fannie Mae, Pool #MA3614	3.50	3/1/49	20
42	Fannie Mae, Pool #BM5685	4.00	6/1/48	39
175	Fannie Mae, Pool #AJ7689	4.00	12/1/41	167
21	Fannie Mae, Pool #AY0025	4.00	2/1/45	20
16	Fannie Mae, Pool #AS8823	4.00	2/1/47	15
10	Fannie Mae, Pool #AW5109	4.00	8/1/44	10
6	Fannie Mae, Pool #MA2655	4.00	6/1/36	6
149	Fannie Mae, Pool #AS0531	4.00	9/1/43	142
28	Fannie Mae, Pool #BE8050	4.00	4/1/47	27
93	Fannie Mae, Pool #AZ8067	4.00	9/1/45	86
9	Fannie Mae, Pool #AS2117	4.00	4/1/44	9

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$2	Fannie Mae, Pool #AZ8874	4.00	9/1/45	$2
6	Fannie Mae, Pool #AS7028	4.00	4/1/46	6
62	Fannie Mae, Pool #MA3027	4.00	6/1/47	59
25	Fannie Mae, Pool #BN5258	4.00	2/1/49	23
23	Fannie Mae, Pool #CA2474	4.00	7/1/48	21
72	Fannie Mae, Pool #BD7081	4.00	3/1/47	68
45	Fannie Mae, Pool #AS8532	4.00	12/1/46	42
55	Fannie Mae, Pool #AL8387	4.00	3/1/46	52
32	Fannie Mae, Pool #BC5559	4.00	3/1/46	29
49	Fannie Mae, Pool #FM1960	4.00	5/1/49	46
85	Fannie Mae, Pool #BK7943	4.00	11/1/48	80
36	Fannie Mae, Pool #AS2498	4.00	5/1/44	35
60	Fannie Mae, Pool #CA1015	4.00	1/1/48	55
25	Fannie Mae, Pool #BA6910	4.00	2/1/46	23
32	Fannie Mae, Pool #BK9697	4.00	12/1/48	30
82	Fannie Mae, Pool #AU3753	4.00	8/1/43	78
39	Fannie Mae, Pool #AY8981	4.00	8/1/45	37
2	Fannie Mae, Pool #BA0847	4.00	3/1/46	2
13	Fannie Mae, Pool #MA3216	4.00	12/1/37	12
28	Fannie Mae, Pool #AL4778	4.00	10/1/32	27
56	Fannie Mae, Pool #MA3121	4.00	9/1/47	53
24	Fannie Mae, Pool #BM4991	4.00	9/1/48	23
23	Fannie Mae, Pool #AY2291	4.00	3/1/45	21
121	Fannie Mae, Pool #AY1377	4.00	4/1/45	112
165	Fannie Mae, Pool #AJ5303	4.00	11/1/41	158
15	Fannie Mae, Pool #MA3427	4.00	7/1/33	15
12	Fannie Mae, Pool #BM5525	4.00	3/1/31	12
17	Fannie Mae, Pool #MA3592	4.00	2/1/49	16
40	Fannie Mae, Pool #AS7601	4.00	7/1/46	38
20	Fannie Mae, Pool #AT3872	4.00	6/1/43	18
57	Fannie Mae, Pool #AZ7362	4.00	11/1/45	54
25	Fannie Mae, Pool #MA3638	4.00	4/1/49	23
49	Fannie Mae, Pool #AS9831	4.00	6/1/47	46
96	Fannie Mae, Pool #FM5134	4.00	1/1/49	91
59	Fannie Mae, Pool #BJ9169	4.00	5/1/48	56
38	Fannie Mae, Pool #MA3563	4.00	1/1/49	35
34	Fannie Mae, Pool #AL7347	4.00	9/1/45	32
28	Fannie Mae, Pool #BK0915	4.00	7/1/48	26
15	Fannie Mae, Pool #BH2623	4.00	8/1/47	14
15	Fannie Mae, Pool #MA3536	4.00	12/1/48	14
67	Fannie Mae, Pool #MA3804	4.00	10/1/49	63
56	Fannie Mae, Pool #FM0021	4.00	3/1/49	53
249	Fannie Mae, Pool #MA4732	4.00	9/1/52	231
13	Fannie Mae, Pool #AH3394	4.00	1/1/41	12
43	Fannie Mae, Pool #BN0334	4.00	12/1/48	40
78	Fannie Mae, Pool #AO2959	4.00	5/1/42	73
31	Fannie Mae, Pool #AS3903	4.00	11/1/44	30
336	Fannie Mae, Pool #190405	4.00	10/1/40	320
54	Fannie Mae, Pool #AH6242	4.00	4/1/26	52
130	Fannie Mae, Pool #AJ7857	4.00	12/1/41	124
40	Fannie Mae, Pool #BK0909	4.00	7/1/48	37
22	Fannie Mae, Pool #MA0493	4.00	8/1/30	21
45	Fannie Mae, Pool #AV2340	4.00	12/1/43	43
6	Fannie Mae, Pool #AW9041	4.00	8/1/44	5
47	Fannie Mae, Pool #AY1595	4.00	1/1/45	44
45	Fannie Mae, Pool #MA3277	4.00	2/1/48	42
36	Fannie Mae, Pool #AS3467	4.00	10/1/44	34
71	Fannie Mae, Pool #MA0641	4.00	2/1/31	68
42	Fannie Mae, Pool #CA1894	4.00	6/1/48	40
58	Fannie Mae, Pool #BM2002	4.00	10/1/47	55
15	Fannie Mae, Pool #BM4306	4.00	9/1/25	15
14	Fannie Mae, Pool #MA0695	4.00	4/1/31	13
38	Fannie Mae, Pool #AW5063	4.00	7/1/44	36
33	Fannie Mae, Pool #CA0237	4.00	8/1/47	31
22	Fannie Mae, Pool #MA3521	4.00	11/1/48	21
32	Fannie Mae, Pool #AS7600	4.00	7/1/46	31
52	Fannie Mae, Pool #BK7608	4.00	9/1/48	49

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$30	Fannie Mae, Pool #BN0594	4.00	12/1/48	$28
41	Fannie Mae, Pool #FM1571	4.00	12/1/48	39
50	Fannie Mae, Pool #AS3216	4.00	9/1/44	47
67	Fannie Mae, Pool #MA3183	4.00	11/1/47	63
3	Fannie Mae, Pool #CA3084	4.00	2/1/49	3
13	Fannie Mae, Pool #BJ0639	4.00	3/1/48	12
47	Fannie Mae, Pool #AS3293	4.00	9/1/44	45
78	Fannie Mae, Pool #MA2995	4.00	5/1/47	73
447	Fannie Mae, Pool #FS0016	4.00	6/1/49	421
10	Fannie Mae, Pool #AE0375	4.00	7/1/25	10
6	Fannie Mae, Pool #MA2536	4.00	2/1/36	6
37	Fannie Mae, Pool #AC7328	4.00	12/1/39	35
44	Fannie Mae, Pool #FM1415	4.00	12/1/48	41
106	Fannie Mae, Pool #BN6677	4.00	6/1/49	100
13	Fannie Mae, Pool #MA2455	4.00	11/1/35	13
14	Fannie Mae, Pool #CA2469	4.00	10/1/48	13
47	Fannie Mae, Pool #AS9486	4.00	4/1/47	45
71	Fannie Mae, Pool #MA3746	4.00	8/1/49	66
8	Fannie Mae, Pool #AL9742	4.00	7/1/29	8
29	Fannie Mae, Pool #AS3468	4.00	10/1/44	27
62	Fannie Mae, Pool #MA3211	4.00	12/1/47	59
5	Fannie Mae, Pool #MA3037	4.00	6/1/37	5
43	Fannie Mae, Pool #MA3615	4.00	3/1/49	40
47	Fannie Mae, Pool #AX0841	4.00	9/1/44	45
19	Fannie Mae, Pool #FM1101	4.00	7/1/34	18
102	Fannie Mae, Pool #AS7558	4.00	7/1/46	97
23	Fannie Mae, Pool #MA3244	4.00	1/1/38	22
7	Fannie Mae, Pool #AS3448	4.00	9/1/44	7
65	Fannie Mae, Pool #CA0183	4.00	8/1/47	61
105	Fannie Mae, Pool #AH5859	4.00	2/1/41	100
16	Fannie Mae, Pool #AC2995	4.00	9/1/24	15
13	Fannie Mae, Pool #AL2689	4.00	2/1/27	13
9	Fannie Mae, Pool #MA3413	4.00	7/1/38	8
8	Fannie Mae, Pool #AS0861	4.50	10/1/43	8
22	Fannie Mae, Pool #MA3537	4.50	12/1/48	21
61	Fannie Mae, Pool #AD8529	4.50	8/1/40	60
228	Fannie Mae, Pool #AL1107	4.50	11/1/41	224
47	Fannie Mae, Pool #CA0148	4.50	8/1/47	45
142	Fannie Mae, Pool #AH7521	4.50	3/1/41	137
39	Fannie Mae, Pool #MA0481	4.50	8/1/30	38
12	Fannie Mae, Pool #AH6790	4.50	3/1/41	12
25	Fannie Mae, Pool #MA3522	4.50	11/1/48	24
50	Fannie Mae, Pool #AL4450	4.50	12/1/43	48
42	Fannie Mae, Pool #BE5992	4.50	2/1/47	40
239	Fannie Mae, Pool #MA3184	4.50	11/1/47	228
55	Fannie Mae, Pool #AB3192	4.50	6/1/41	54
6	Fannie Mae, Pool #AA9781	4.50	7/1/24	6
16	Fannie Mae, Pool #BE6489	4.50	1/1/47	15
13	Fannie Mae, Pool #AA0860	4.50	1/1/39	13
1	Fannie Mae, Pool #982892	4.50	5/1/23	1
22	Fannie Mae, Pool #BK5283	4.50	6/1/48	22
19	Fannie Mae, Pool #BM1285	4.50	5/1/47	18
62	Fannie Mae, Pool #AI4815	4.50	6/1/41	60
29	Fannie Mae, Pool #AL5082	4.50	3/1/44	27
116	Fannie Mae, Pool #AS9394	4.50	4/1/47	111
58	Fannie Mae, Pool #MA3639	4.50	4/1/49	55
18	Fannie Mae, Pool #MA3593	4.50	2/1/49	17
3	Fannie Mae, Pool #AW7048	4.50	6/1/44	3
20	Fannie Mae, Pool #254954	4.50	10/1/23	18
12	Fannie Mae, Pool #AB1470	4.50	9/1/40	12
15	Fannie Mae, Pool #FM3619	4.50	1/1/50	14
153	Fannie Mae, Pool #AH9055	4.50	4/1/41	150
67	Fannie Mae, Pool #AE0217	4.50	8/1/40	65
30	Fannie Mae, Pool #AB1389	4.50	8/1/40	29
13	Fannie Mae, Pool #AU5302	4.50	10/1/43	13
72	Fannie Mae, Pool #BK1416	4.50	5/1/48	68
61	Fannie Mae, Pool #CA1711	4.50	5/1/48	59

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$13	Fannie Mae, Pool #CA1218	4.50	2/1/48	$12
13	Fannie Mae, Pool #AS8576	4.50	12/1/46	13
4	Fannie Mae, Pool #BK8830	4.50	8/1/48	4
27	Fannie Mae, Pool #CA0623	4.50	10/1/47	26
32	Fannie Mae, Pool #AS2276	4.50	4/1/44	30
5	Fannie Mae, Pool #BN0877	4.50	11/1/48	5
10	Fannie Mae, Pool #AL8816	4.50	9/1/45	9
50	Fannie Mae, Pool #AS8157	4.50	10/1/46	49
26	Fannie Mae, Pool #AS1638	4.50	2/1/44	25
31	Fannie Mae, Pool #836750	5.00	10/1/35	31
10	Fannie Mae, Pool #MA3708	5.00	6/1/49	10
13	Fannie Mae, Pool #890603	5.00	8/1/41	13
312	Fannie Mae, Pool #889117	5.00	10/1/35	313
28	Fannie Mae, Pool #AL5788	5.00	5/1/42	28
18	Fannie Mae, Pool #MA3669	5.00	5/1/49	18
11	Fannie Mae, Pool #MA3617	5.00	3/1/49	11
22	Fannie Mae, Pool #BM3904	5.00	5/1/48	22
17	Fannie Mae, Pool #725238	5.00	3/1/34	17
25	Fannie Mae, Pool #MA3594	5.00	2/1/49	24
9	Fannie Mae, Pool #BM3781	5.00	11/1/30	9
23	Fannie Mae, Pool #AS0837	5.00	10/1/43	23
61	Fannie Mae, Pool #AH5988	5.00	3/1/41	62
15	Fannie Mae, Pool #CA0349	5.00	9/1/47	14
15	Fannie Mae, Pool #MA3472	5.00	9/1/48	14
24	Fannie Mae, Pool #AS0575	5.00	9/1/43	24
11	Fannie Mae, Pool #MA3527	5.00	11/1/48	10
12	Fannie Mae, Pool #890621	5.00	5/1/42	12
14	Fannie Mae, Pool #CA1795	5.00	5/1/48	13
7	Fannie Mae, Pool #929451	5.50	5/1/38	7
—	Fannie Mae, Pool #AL0725	5.50	6/1/24	—
2	Fannie Mae, Pool #A69671	5.50	12/1/37	2
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
499	Fannie Mae, Pool #890221	5.50	12/1/33	515
—	Fannie Mae, Pool #976945	5.50	2/1/23	—
306	Fannie Mae, Pool #725228	6.00	3/1/34	316
70	Fannie Mae, Pool #889984	6.50	10/1/38	72
225	Fannie Mae, 15 YR TBA	1.50	10/25/37	192
125	Fannie Mae, 15 YR TBA	2.00	10/25/37	110
50	Fannie Mae, 15 YR TBA	2.50	10/25/37	45
300	Fannie Mae, 15 YR TBA	3.00	10/25/36	278
125	Fannie Mae, 15 YR TBA	3.50	10/25/37	118
850	Fannie Mae, 30 YR TBA	3.00	10/25/52	739
2,375	Fannie Mae, 30 YR TBA	3.50	10/25/52	2,130
125	Fannie Mae, 30 YR TBA	3.50	11/25/51	112
400	Fannie Mae, 30 YR TBA	4.00	11/25/52	371
2,050	Fannie Mae, 30 YR TBA	4.00	10/25/52	1,899
675	Fannie Mae, 30 YR TBA	4.50	11/25/52	642
1,625	Fannie Mae, 30 YR TBA	4.50	10/25/52	1,544
750	Fannie Mae, 30 YR TBA	5.00	11/25/52	729
200	Fannie Mae, 30 YR TBA	5.00	10/25/52	194
423	Freddie Mac, Pool #SB8106	1.50	6/1/36	362
397	Freddie Mac, Pool #SB8097	1.50	4/1/36	340
413	Freddie Mac, Pool #SD8154	1.50	6/1/51	315
407	Freddie Mac, Pool #QC0962	1.50	4/1/51	311
452	Freddie Mac, Pool #SB8088	1.50	2/1/36	387
74	Freddie Mac, Pool #SD8082	1.50	10/1/50	57
193	Freddie Mac, Pool #SD8139	1.50	4/1/51	147
468	Freddie Mac, Pool #SB8083	1.50	1/1/36	401
67	Freddie Mac, Pool #RB5110	1.50	5/1/41	52
347	Freddie Mac, Pool #QN9521	1.50	2/1/37	298
435	Freddie Mac, Pool #SB8144	1.50	3/1/37	373
541	Freddie Mac, Pool #RA3606	2.00	10/1/50	439
17	Freddie Mac, Pool #J25759	2.00	8/1/28	15
401	Freddie Mac, Pool #QC1333	2.00	5/1/51	324
334	Freddie Mac, Pool #RC1727	2.00	12/1/35	295
138	Freddie Mac, Pool #RB5095	2.00	12/1/40	116
437	Freddie Mac, Pool #QB9896	2.00	3/1/51	354

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$441	Freddie Mac, Pool #RA3328	2.00	8/1/50	$356
242	Freddie Mac, Pool #SD8146	2.00	5/1/51	196
414	Freddie Mac, Pool #SD8160	2.00	8/1/51	335
618	Freddie Mac, Pool #SB8128	2.00	11/1/36	545
289	Freddie Mac, Pool #SD8150	2.00	6/1/51	234
482	Freddie Mac, Pool #SD8193	2.00	2/1/52	390
454	Freddie Mac, Pool #QC6925	2.00	9/1/51	367
455	Freddie Mac, Pool #QD0433	2.00	11/1/51	369
429	Freddie Mac, Pool #QD1254	2.00	11/1/51	348
42	Freddie Mac, Pool #J25777	2.00	9/1/28	39
262	Freddie Mac, Pool #RB5114	2.00	6/1/41	221
374	Freddie Mac, Pool #SD8128	2.00	2/1/51	303
416	Freddie Mac, Pool #SB8079	2.00	12/1/35	367
435	Freddie Mac, Pool #RA6507	2.00	12/1/51	352
403	Freddie Mac, Pool #RA3205	2.00	8/1/50	328
37	Freddie Mac, Pool #G18634	2.00	3/1/32	33
398	Freddie Mac, Pool #QB8064	2.00	1/1/51	322
479	Freddie Mac, Pool #SD8188	2.00	1/1/52	388
144	Freddie Mac, Pool #QD3162	2.00	12/1/51	116
440	Freddie Mac, Pool #QC4423	2.00	7/1/51	357
420	Freddie Mac, Pool #QC6815	2.00	9/1/51	340
174	Freddie Mac, Pool #RB5111	2.00	5/1/41	147
444	Freddie Mac, Pool #QC7473	2.00	9/1/51	360
241	Freddie Mac, Pool #QC0423	2.00	4/1/51	195
292	Freddie Mac, Pool #RB5153	2.00	4/1/42	245
392	Freddie Mac, Pool #SB8107	2.00	5/1/36	345
376	Freddie Mac, Pool #RA3575	2.00	9/1/50	306
427	Freddie Mac, Pool #SB8510	2.00	2/1/36	377
488	Freddie Mac, Pool #QB7708	2.00	1/1/51	395
384	Freddie Mac, Pool #SB8115	2.00	8/1/36	339
259	Freddie Mac, Pool #RA6025	2.00	10/1/51	209
248	Freddie Mac, Pool #RB5121	2.00	7/1/41	208
240	Freddie Mac, Pool #SD7537	2.00	3/1/51	194
423	Freddie Mac, Pool #RA5928	2.00	9/1/51	342
141	Freddie Mac, Pool #RB5138	2.00	11/1/41	119
433	Freddie Mac, Pool #QC3597	2.00	6/1/51	351
379	Freddie Mac, Pool #QB3716	2.00	9/1/50	308
476	Freddie Mac, Pool #SD8182	2.00	12/1/51	385
470	Freddie Mac, Pool #RA6026	2.00	10/1/51	381
377	Freddie Mac, Pool #QB3926	2.00	10/1/50	307
395	Freddie Mac, Pool #QB6893	2.00	12/1/50	322
113	Freddie Mac, Pool #ZS7735	2.00	1/1/32	101
402	Freddie Mac, Pool #QC1075	2.00	4/1/51	325
506	Freddie Mac, Pool #SD8113	2.00	12/1/50	412
433	Freddie Mac, Pool #SD8098	2.00	10/1/50	353
438	Freddie Mac, Pool #QO0110	2.00	4/1/37	386
466	Freddie Mac, Pool #SD0731	2.00	5/1/51	376
445	Freddie Mac, Pool #SD8172	2.00	9/1/51	360
424	Freddie Mac, Pool #SD8134	2.00	3/1/51	344
414	Freddie Mac, Pool #RA4214	2.00	12/1/50	337
474	Freddie Mac, Pool #RA6333	2.00	11/1/51	384
20	Freddie Mac, Pool #G18547	2.00	3/1/30	18
459	Freddie Mac, Pool #QD5748	2.00	2/1/52	371
437	Freddie Mac, Pool #SD8199	2.00	3/1/52	353
250	Freddie Mac, Pool #SB8061	2.00	9/1/35	221
442	Freddie Mac, Pool #RA5155	2.00	5/1/51	358
391	Freddie Mac, Pool #SD8121	2.00	12/1/50	318
142	Freddie Mac, Pool #RB5141	2.00	1/1/42	119
237	Freddie Mac, Pool #RA5256	2.00	5/1/51	192
443	Freddie Mac, Pool #SD8079	2.00	7/1/50	361
266	Freddie Mac, Pool #RA5257	2.00	5/1/51	215
382	Freddie Mac, Pool #RA4986	2.00	4/1/51	310
429	Freddie Mac, Pool #QC3697	2.00	6/1/51	347
449	Freddie Mac, Pool #SD8177	2.00	10/1/51	363
433	Freddie Mac, Pool #RA5040	2.00	4/1/51	350
28	Freddie Mac, Pool #G18704	2.50	6/1/33	26
262	Freddie Mac, Pool #RA3528	2.50	9/1/50	222

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$156	Freddie Mac, Pool #SB8108	2.50	6/1/36	$141
401	Freddie Mac, Pool #QC2031	2.50	5/1/51	338
317	Freddie Mac, Pool #SD8151	2.50	6/1/51	267
490	Freddie Mac, Pool #SD8212	2.50	5/1/52	412
145	Freddie Mac, Pool #G18611	2.50	9/1/31	134
150	Freddie Mac, Pool #SD8055	2.50	4/1/50	127
356	Freddie Mac, Pool #RA4527	2.50	2/1/51	300
416	Freddie Mac, Pool #RA5802	2.50	9/1/51	352
430	Freddie Mac, Pool #QC7457	2.50	9/1/51	362
313	Freddie Mac, Pool #QB3287	2.50	8/1/50	265
14	Freddie Mac, Pool #G18665	2.50	11/1/32	13
363	Freddie Mac, Pool #SD8141	2.50	4/1/51	305
243	Freddie Mac, Pool #SD8205	2.50	4/1/52	204
374	Freddie Mac, Pool #SD8021	2.50	9/1/49	317
478	Freddie Mac, Pool #SD1011	2.50	4/1/52	401
56	Freddie Mac, Pool #G18533	2.50	12/1/29	52
245	Freddie Mac, Pool #QE2352	2.50	5/1/52	206
125	Freddie Mac, Pool #RB5086	2.50	11/1/40	106
57	Freddie Mac, Pool #ZS8483	2.50	3/1/28	52
84	Freddie Mac, Pool #SB8045	2.50	5/1/35	76
28	Freddie Mac, Pool #J25585	2.50	9/1/28	26
30	Freddie Mac, Pool #G18485	2.50	10/1/28	27
163	Freddie Mac, Pool #QA5290	2.50	12/1/49	139
435	Freddie Mac, Pool #RA6019	2.50	10/1/51	368
423	Freddie Mac, Pool #SD8183	2.50	12/1/51	355
259	Freddie Mac, Pool #RA2595	2.50	5/1/50	219
441	Freddie Mac, Pool #RA6493	2.50	12/1/51	370
72	Freddie Mac, Pool #J37902	2.50	11/1/32	66
297	Freddie Mac, Pool #SD8099	2.50	10/1/50	251
316	Freddie Mac, Pool #SD8167	2.50	9/1/51	266
24	Freddie Mac, Pool #RA6815	2.50	2/1/52	20
127	Freddie Mac, Pool #RB5043	2.50	4/1/40	108
5	Freddie Mac, Pool #J30875	2.50	3/1/30	4
224	Freddie Mac, Pool #SD8067	2.50	6/1/50	189
25	Freddie Mac, Pool #Q42878	2.50	9/1/46	21
402	Freddie Mac, Pool #RA5286	2.50	5/1/51	338
169	Freddie Mac, Pool #SD8083	2.50	8/1/50	143
340	Freddie Mac, Pool #RA2643	2.50	6/1/50	288
450	Freddie Mac, Pool #SD8189	2.50	1/1/52	379
450	Freddie Mac, Pool #RA6340	2.50	11/1/51	380
59	Freddie Mac, Pool #J23440	2.50	4/1/28	54
39	Freddie Mac, Pool #SB8062	2.50	9/1/35	35
69	Freddie Mac, Pool #G18470	2.50	6/1/28	63
268	Freddie Mac, Pool #RB5157	2.50	5/1/42	231
58	Freddie Mac, Pool #RB5072	2.50	9/1/40	49
59	Freddie Mac, Pool #RB5054	2.50	6/1/40	50
438	Freddie Mac, Pool #QC9156	2.50	10/1/51	369
9	Freddie Mac, Pool #G08638	2.50	4/1/45	8
426	Freddie Mac, Pool #RA5832	2.50	9/1/51	361
416	Freddie Mac, Pool #QC2251	2.50	5/1/51	350
10	Freddie Mac, Pool #G08755	2.50	2/1/47	8
360	Freddie Mac, Pool #SD0578	2.50	3/1/51	302
92	Freddie Mac, Pool #G18680	2.50	3/1/33	85
335	Freddie Mac, Pool #SD8114	2.50	12/1/50	284
90	Freddie Mac, Pool #J26408	2.50	11/1/28	83
55	Freddie Mac, Pool #J18954	2.50	4/1/27	51
34	Freddie Mac, Pool #C09026	2.50	2/1/43	29
64	Freddie Mac, Pool #G18635	2.50	3/1/32	59
11	Freddie Mac, Pool #ZT2094	2.50	6/1/34	10
14	Freddie Mac, Pool #C91904	2.50	11/1/36	12
144	Freddie Mac, Pool #SB0301	2.50	4/1/35	131
11	Freddie Mac, Pool #G18472	2.50	7/1/28	10
478	Freddie Mac, Pool #SD8194	2.50	2/1/52	402
328	Freddie Mac, Pool #SD8122	2.50	1/1/51	278
43	Freddie Mac, Pool #J35643	2.50	11/1/31	40
482	Freddie Mac, Pool #RA6765	2.50	2/1/52	406
187	Freddie Mac, Pool #RA2645	2.50	6/1/50	159

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$64	Freddie Mac, Pool #ZS4687	2.50	11/1/46	$54
484	Freddie Mac, Pool #SD8147	2.50	5/1/51	408
253	Freddie Mac, Pool #QA9142	2.50	5/1/50	214
482	Freddie Mac, Pool #RA6621	2.50	1/1/52	407
72	Freddie Mac, Pool #G18568	2.50	9/1/30	67
121	Freddie Mac, Pool #J38477	2.50	2/1/33	112
58	Freddie Mac, Pool #ZK8425	2.50	12/1/31	53
309	Freddie Mac, Pool #RA2634	2.50	5/1/50	261
371	Freddie Mac, Pool #SD0412	2.50	8/1/50	316
331	Freddie Mac, Pool #SD8129	2.50	2/1/51	279
344	Freddie Mac, Pool #RA2897	2.50	6/1/50	293
311	Freddie Mac, Pool #QB3703	2.50	9/1/50	263
464	Freddie Mac, Pool #SD0780	2.50	12/1/51	390
455	Freddie Mac, Pool #QD5204	2.50	1/1/52	383
24	Freddie Mac, Pool #SB8053	2.50	7/1/35	22
46	Freddie Mac, Pool #ZS8692	2.50	4/1/33	43
75	Freddie Mac, Series K1514, Class - A2, Callable 10/25/34 @ 100.00	2.86	10/25/34	63
44	Freddie Mac, Pool #Q41795	3.00	7/1/46	39
83	Freddie Mac, Pool #ZM2089	3.00	11/1/46	73
10	Freddie Mac, Pool #C91943	3.00	7/1/37	9
251	Freddie Mac, Pool #Q21065	3.00	8/1/43	223
21	Freddie Mac, Pool #SD8030	3.00	11/1/49	18
4	Freddie Mac, Pool #J17111	3.00	10/1/26	4
24	Freddie Mac, Pool #C91798	3.00	12/1/34	22
61	Freddie Mac, Pool #G18518	3.00	7/1/29	57
61	Freddie Mac, Pool #ZM2721	3.00	2/1/47	54
82	Freddie Mac, Pool #J17774	3.00	1/1/27	76
113	Freddie Mac, Pool #C04619	3.00	3/1/43	101
83	Freddie Mac, Pool #C91581	3.00	11/1/32	75
17	Freddie Mac, Pool #J38807	3.00	4/1/33	16
45	Freddie Mac, Pool #ZT0715	3.00	9/1/48	39
37	Freddie Mac, Pool #ZS8686	3.00	2/1/33	35
61	Freddie Mac, Pool #ZM2169	3.00	11/1/46	54
104	Freddie Mac, Pool #ZS4621	3.00	7/1/45	92
18	Freddie Mac, Pool #ZT2019	3.00	5/1/34	17
71	Freddie Mac, Pool #SD8074	3.00	7/1/50	62
56	Freddie Mac, Pool #ZT1323	3.00	10/1/48	49
110	Freddie Mac, Pool #ZS4658	3.00	4/1/46	97
61	Freddie Mac, Pool #ZS4779	3.00	6/1/48	53
47	Freddie Mac, Pool #ZT0195	3.00	9/1/46	41
62	Freddie Mac, Pool #G15145	3.00	7/1/29	58
78	Freddie Mac, Pool #C04422	3.00	12/1/42	68
25	Freddie Mac, Pool #J38675	3.00	3/1/33	23
135	Freddie Mac, Pool #G60989	3.00	12/1/46	118
381	Freddie Mac, Pool #SD8174	3.00	10/1/51	332
63	Freddie Mac, Pool #RA2594	3.00	5/1/50	56
61	Freddie Mac, Pool #ZS4706	3.00	3/1/47	54
122	Freddie Mac, Pool #ZM2285	3.00	12/1/46	108
45	Freddie Mac, Pool #SD8056	3.00	4/1/50	39
115	Freddie Mac, Pool #SD8024	3.00	11/1/49	101
6	Freddie Mac, Pool #Q13086	3.00	11/1/42	5
48	Freddie Mac, Pool #ZS4688	3.00	11/1/46	42
14	Freddie Mac, Pool #C91905	3.00	11/1/36	13
17	Freddie Mac, Pool #J33135	3.00	11/1/30	16
107	Freddie Mac, Pool #Q43734	3.00	10/1/46	93
185	Freddie Mac, Pool #ZS4519	3.00	6/1/43	164
6	Freddie Mac, Pool #C91949	3.00	9/1/37	5
19	Freddie Mac, Pool #G18575	3.00	11/1/30	18
2	Freddie Mac, Pool #Q39527	3.00	3/1/46	1
94	Freddie Mac, Pool #ZA1283	3.00	1/1/43	84
25	Freddie Mac, Pool #G30945	3.00	9/1/36	22
7	Freddie Mac, Pool #G30999	3.00	2/1/37	7
53	Freddie Mac, Pool #G18531	3.00	11/1/29	49
77	Freddie Mac, Pool #G18514	3.00	6/1/29	72
50	Freddie Mac, Pool #G18569	3.00	9/1/30	47
28	Freddie Mac, Pool #G18582	3.00	1/1/31	26
15	Freddie Mac, Pool #G18534	3.00	12/1/29	14

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$45	Freddie Mac, Pool #C91707	3.00	6/1/33	$41
5	Freddie Mac, Pool #C91809	3.00	2/1/35	4
14	Freddie Mac, Pool #J29932	3.00	11/1/29	13
12	Freddie Mac, Pool #C91969	3.00	1/1/38	11
5	Freddie Mac, Pool #C91939	3.00	6/1/37	5
97	Freddie Mac, Pool #G18673	3.00	1/1/33	91
6	Freddie Mac, Pool #J14241	3.00	1/1/26	6
30	Freddie Mac, Pool #C91927	3.00	5/1/37	27
97	Freddie Mac, Pool #ZS4512	3.00	5/1/43	86
24	Freddie Mac, Pool #G08540	3.00	8/1/43	22
15	Freddie Mac, Pool #C91924	3.00	4/1/37	14
14	Freddie Mac, Pool #Q18599	3.00	6/1/43	12
6	Freddie Mac, Pool #Q18882	3.00	5/1/43	5
64	Freddie Mac, Pool #ZA2313	3.00	9/1/33	58
29	Freddie Mac, Pool #J36428	3.00	2/1/32	27
137	Freddie Mac, Pool #Q45735	3.00	1/1/47	121
63	Freddie Mac, Pool #G15217	3.00	11/1/29	59
56	Freddie Mac, Pool #Q20067	3.00	7/1/43	50
30	Freddie Mac, Pool #ZS4703	3.00	2/1/47	27
23	Freddie Mac, Pool #Q19754	3.00	7/1/43	21
43	Freddie Mac, Pool #G08783	3.00	10/1/47	38
91	Freddie Mac, Pool #QA1033	3.00	7/1/49	80
131	Freddie Mac, Pool #SB8046	3.00	5/1/35	122
10	Freddie Mac, Pool #C91826	3.00	5/1/35	9
32	Freddie Mac, Pool #C91819	3.00	4/1/35	29
73	Freddie Mac, Pool #QA8065	3.00	3/1/50	65
88	Freddie Mac, Pool #G60187	3.00	8/1/45	78
40	Freddie Mac, Pool #G08640	3.00	5/1/45	35
15	Freddie Mac, Pool #J38057	3.00	12/1/32	14
389	Freddie Mac, Pool #QD9881	3.00	3/1/52	339
150	Freddie Mac, Pool #ZS4697	3.00	1/1/47	132
77	Freddie Mac, Pool #ZS4693	3.00	12/1/46	68
20	Freddie Mac, Pool #G18715	3.00	11/1/33	18
34	Freddie Mac, Pool #G08648	3.00	6/1/45	30
126	Freddie Mac, Pool #QA9049	3.00	4/1/50	111
36	Freddie Mac, Pool #ZS4641	3.00	12/1/45	32
129	Freddie Mac, Pool #Q16222	3.00	3/1/43	114
93	Freddie Mac, Pool #ZS4609	3.00	4/1/45	82
523	Freddie Mac, Pool #ZS4522	3.00	7/1/43	464
32	Freddie Mac, Pool #ZS4663	3.50	5/1/46	29
61	Freddie Mac, Pool #ZS4630	3.50	9/1/45	56
97	Freddie Mac, Pool #G08562	3.50	1/1/44	89
32	Freddie Mac, Pool #ZT1951	3.50	5/1/49	29
166	Freddie Mac, Pool #RA2469	3.50	4/1/50	151
18	Freddie Mac, Pool #RA1508	3.50	10/1/49	16
69	Freddie Mac, Pool #Q09896	3.50	8/1/42	64
28	Freddie Mac, Pool #ZS4759	3.50	3/1/48	26
76	Freddie Mac, Pool #G08641	3.50	5/1/45	69
93	Freddie Mac, Pool #Q20860	3.50	8/1/43	85
37	Freddie Mac, Pool #G08687	3.50	1/1/46	34
486	Freddie Mac, Pool #SD0968	3.50	4/1/52	438
32	Freddie Mac, Pool #G08698	3.50	3/1/46	29
590	Freddie Mac, Pool #SD8214	3.50	5/1/52	530
67	Freddie Mac, Pool #ZS4622	3.50	7/1/45	62
39	Freddie Mac, Pool #ZS4771	3.50	6/1/48	35
24	Freddie Mac, Pool #G08846	3.50	11/1/48	22
53	Freddie Mac, Pool #Q08998	3.50	6/1/42	49
100	Freddie Mac, Pool #G08627	3.50	2/1/45	92
39	Freddie Mac, Pool #Q06749	3.50	3/1/42	36
38	Freddie Mac, Pool #Q04087	3.50	10/1/41	35
67	Freddie Mac, Pool #G61148	3.50	9/1/47	61
112	Freddie Mac, Pool #G08636	3.50	4/1/45	102
11	Freddie Mac, Pool #Q55002	3.50	3/1/48	10
46	Freddie Mac, Pool #SD8011	3.50	9/1/49	41
54	Freddie Mac, Pool #Q53176	3.50	12/1/47	49
22	Freddie Mac, Pool #J27494	3.50	2/1/29	21
10	Freddie Mac, Pool #C91940	3.50	6/1/37	9

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$38	Freddie Mac, Pool #Q57871	3.50	8/1/48	$34
66	Freddie Mac, Pool #ZS4713	3.50	4/1/47	60
30	Freddie Mac, Pool #Q37449	3.50	11/1/45	27
153	Freddie Mac, Pool #ZM4908	3.50	11/1/47	139
295	Freddie Mac, Pool #ZS4487	3.50	6/1/42	273
77	Freddie Mac, Pool #ZS4642	3.50	12/1/45	71
16	Freddie Mac, Pool #ZT0711	3.50	10/1/48	14
29	Freddie Mac, Pool #ZS4659	3.50	4/1/46	26
54	Freddie Mac, Pool #Q51461	3.50	10/1/47	49
25	Freddie Mac, Pool #C03920	3.50	5/1/42	23
36	Freddie Mac, Pool #G18707	3.50	9/1/33	34
110	Freddie Mac, Pool #ZS4599	3.50	1/1/45	101
67	Freddie Mac, Pool #Q08903	3.50	6/1/42	62
37	Freddie Mac, Pool #G08733	3.50	11/1/46	33
99	Freddie Mac, Pool #ZS4618	3.50	6/1/45	91
30	Freddie Mac, Pool #G30776	3.50	7/1/35	27
82	Freddie Mac, Pool #QA8794	3.50	4/1/50	74
41	Freddie Mac, Pool #Q12052	3.50	10/1/42	38
73	Freddie Mac, Pool #Q49490	3.50	7/1/47	66
41	Freddie Mac, Pool #ZA5128	3.50	12/1/47	37
22	Freddie Mac, Pool #G08605	3.50	9/1/44	20
11	Freddie Mac, Pool #C92003	3.50	7/1/38	10
8	Freddie Mac, Pool #G08620	3.50	12/1/44	8
18	Freddie Mac, Pool #J13582	3.50	11/1/25	17
49	Freddie Mac, Pool #ZS4704	3.50	2/1/47	45
5	Freddie Mac, Pool #C91760	3.50	5/1/34	5
63	Freddie Mac, Pool #SD8001	3.50	7/1/49	57
60	Freddie Mac, Pool #C91456	3.50	6/1/32	56
55	Freddie Mac, Pool #C91403	3.50	3/1/32	51
17	Freddie Mac, Pool #A96409	3.50	1/1/41	16
76	Freddie Mac, Pool #ZS4651	3.50	3/1/46	69
39	Freddie Mac, Pool #Q36040	3.50	9/1/45	35
34	Freddie Mac, Pool #Q58422	3.50	9/1/48	31
57	Freddie Mac, Pool #G08761	3.50	5/1/47	52
25	Freddie Mac, Pool #G08813	3.50	5/1/48	23
15	Freddie Mac, Pool #C91742	3.50	1/1/34	14
19	Freddie Mac, Pool #C91950	3.50	9/1/37	17
85	Freddie Mac, Pool #G08804	3.50	3/1/48	77
87	Freddie Mac, Pool #G08766	3.50	6/1/47	79
3	Freddie Mac, Pool #E02735	3.50	10/1/25	3
10	Freddie Mac, Pool #ZS4747	3.50	12/1/47	9
50	Freddie Mac, Pool #SB0031	3.50	10/1/27	48
22	Freddie Mac, Pool #G08599	3.50	8/1/44	21
63	Freddie Mac, Pool #J15105	3.50	4/1/26	62
8	Freddie Mac, Pool #J26144	3.50	10/1/23	7
68	Freddie Mac, Pool #G08632	3.50	3/1/45	63
135	Freddie Mac, Pool #ZS4536	3.50	10/1/43	124
14	Freddie Mac, Pool #Q31134	3.50	2/1/45	13
6	Freddie Mac, Pool #C91925	3.50	4/1/37	5
18	Freddie Mac, Pool #SB8007	3.50	9/1/34	17
24	Freddie Mac, Pool #G08483	4.00	3/1/42	23
29	Freddie Mac, Pool #ZN5030	4.00	4/1/49	27
112	Freddie Mac, Pool #SD0290	4.00	4/1/50	104
23	Freddie Mac, Pool #ZT1840	4.00	9/1/48	22
52	Freddie Mac, Pool #G08459	4.00	9/1/41	49
11	Freddie Mac, Pool #ZT1800	4.00	3/1/34	11
29	Freddie Mac, Pool #ZT1320	4.00	11/1/48	27
64	Freddie Mac, Pool #ZS4731	4.00	8/1/47	60
44	Freddie Mac, Pool #SD8039	4.00	1/1/50	41
197	Freddie Mac, Pool #QE6074	4.00	7/1/52	183
11	Freddie Mac, Pool #C91994	4.00	5/1/38	10
42	Freddie Mac, Pool #C09070	4.00	12/1/44	40
6	Freddie Mac, Pool #C91923	4.00	3/1/37	6
89	Freddie Mac, Pool #G06506	4.00	12/1/40	85
35	Freddie Mac, Pool #G08767	4.00	6/1/47	33
4	Freddie Mac, Pool #G08642	4.00	5/1/45	3
45	Freddie Mac, Pool #G08567	4.00	1/1/44	43

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$26	Freddie Mac, Pool #ZA6946	4.00	5/1/49	$24
53	Freddie Mac, Pool #G08785	4.00	10/1/47	50
8	Freddie Mac, Pool #C92019	4.00	10/1/38	8
36	Freddie Mac, Pool #ZT2106	4.00	3/1/49	34
64	Freddie Mac, Pool #ZA4988	4.00	8/1/47	60
16	Freddie Mac, Pool #ZS4652	4.00	2/1/46	15
53	Freddie Mac, Pool #G08588	4.00	5/1/44	50
30	Freddie Mac, Pool #G08637	4.00	4/1/45	28
13	Freddie Mac, Pool #G08672	4.00	10/1/45	12
24	Freddie Mac, Pool #Q34081	4.00	6/1/45	22
67	Freddie Mac, Pool #ZS4631	4.00	9/1/45	63
30	Freddie Mac, Pool #C91765	4.00	6/1/34	28
50	Freddie Mac, Pool #G08616	4.00	11/1/44	48
32	Freddie Mac, Pool #C91738	4.00	11/1/33	30
36	Freddie Mac, Pool #Q58680	4.00	9/1/48	34
7	Freddie Mac, Pool #G08633	4.00	3/1/45	7
21	Freddie Mac, Pool #G08836	4.00	9/1/48	20
84	Freddie Mac, Pool #ZS4627	4.00	8/1/45	80
25	Freddie Mac, Pool #G08601	4.00	8/1/44	24
48	Freddie Mac, Pool #G08618	4.00	12/1/44	45
74	Freddie Mac, Pool #ZL7781	4.00	2/1/44	70
21	Freddie Mac, Pool #G08831	4.00	8/1/48	20
80	Freddie Mac, Pool #ZS4708	4.00	3/1/47	75
40	Freddie Mac, Pool #Q27594	4.00	8/1/44	38
3	Freddie Mac, Pool #Q27456	4.00	7/1/44	3
40	Freddie Mac, Pool #ZT1952	4.00	5/1/49	38
134	Freddie Mac, Pool #SD8070	4.00	6/1/50	125
14	Freddie Mac, Pool #G14453	4.00	6/1/26	14
4	Freddie Mac, Pool #J12435	4.00	6/1/25	4
262	Freddie Mac, Pool #A96286	4.00	1/1/41	251
50	Freddie Mac, Pool #ZS4573	4.00	7/1/44	47
1	Freddie Mac, Pool #J07849	4.50	5/1/23	1
100	Freddie Mac, Pool #RA7928	4.50	9/1/52	95
17	Freddie Mac, Pool #Q25432	4.50	3/1/44	17
17	Freddie Mac, Pool #Q22671	4.50	11/1/43	16
4	Freddie Mac, Pool #A90437	4.50	1/1/40	4
16	Freddie Mac, Pool #G08596	4.50	7/1/44	16
39	Freddie Mac, Pool #G08759	4.50	4/1/47	38
8	Freddie Mac, Pool #C09059	4.50	3/1/44	8
28	Freddie Mac, Pool #Q57957	4.50	8/1/48	27
28	Freddie Mac, Pool #Q59805	4.50	11/1/48	27
25	Freddie Mac, Pool #ZT1321	4.50	11/1/48	24
25	Freddie Mac, Pool #ZS4781	4.50	7/1/48	24
3	Freddie Mac, Pool #E02862	4.50	3/1/26	3
42	Freddie Mac, Pool #A97495	4.50	3/1/41	41
13	Freddie Mac, Pool #G08781	4.50	9/1/47	12
534	Freddie Mac, Pool #A97692	4.50	3/1/41	526
26	Freddie Mac, Pool #ZS4774	4.50	5/1/48	25
22	Freddie Mac, Pool #G60512	4.50	12/1/45	21
107	Freddie Mac, Pool #SD8002	4.50	7/1/49	102
26	Freddie Mac, Pool #G08754	4.50	3/1/47	25
52	Freddie Mac, Pool #ZT1711	4.50	2/1/49	50
61	Freddie Mac, Pool #ZT1779	5.00	3/1/49	59
8	Freddie Mac, Pool #G08838	5.00	9/1/48	8
15	Freddie Mac, Pool #G05205	5.00	1/1/39	15
2	Freddie Mac, Pool #G13255	5.00	7/1/23	2
6	Freddie Mac, Pool #G07068	5.00	7/1/41	6
69	Freddie Mac, Pool #Q00763	5.00	5/1/41	68
101	Freddie Mac, Pool #G04913	5.00	3/1/38	101
6	Freddie Mac, Pool #SD0093	5.00	10/1/49	6
236	Freddie Mac, Pool #C01598	5.00	8/1/33	235
145	Freddie Mac, Pool #G01665	5.50	3/1/34	149
1	Freddie Mac, Pool #G06091	5.50	5/1/40	1
34	Freddie Mac, Pool #G06031	5.50	3/1/40	35
2	Freddie Mac, Pool #A62706	6.00	6/1/37	2
28	Freddie Mac, Pool #G03551	6.00	11/1/37	30
16	Freddie Mac, Pool #G05709	6.00	6/1/38	17

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$130	Freddie Mac, Pool #G02794	6.00	5/1/37	$142
446	Government National Mortgage Association, Pool #MA7986	2.00	4/20/52	371
344	Government National Mortgage Association, Pool #MA6818	2.00	8/20/50	286
353	Government National Mortgage Association, Pool #MA7135	2.00	1/20/51	295
365	Government National Mortgage Association, Pool #MA7254	2.00	3/20/51	306
393	Government National Mortgage Association, Pool #MA7051	2.00	12/20/50	327
360	Government National Mortgage Association, Pool #MA7366	2.00	5/20/51	299
439	Government National Mortgage Association, Pool #MA7935	2.00	3/20/52	365
398	Government National Mortgage Association, Pool #MA7471	2.00	7/20/51	332
434	Government National Mortgage Association, Pool #MA7826	2.00	1/20/52	361
617	Government National Mortgage Association, Pool #MA7704	2.00	11/20/51	514
253	Government National Mortgage Association, Pool #MA7311	2.00	4/20/51	211
274	Government National Mortgage Association, Pool #MA7533	2.00	8/20/51	228
476	Government National Mortgage Association, Pool #MA7766	2.00	12/20/51	396
249	Government National Mortgage Association, Pool #MA6994	2.00	11/20/50	209
197	Government National Mortgage Association, Pool #MA6864	2.00	9/20/50	164
434	Government National Mortgage Association, Pool #MA7588	2.00	9/20/51	361
333	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	277
386	Government National Mortgage Association, Pool #MA7417	2.00	6/20/51	321
352	Government National Mortgage Association, Pool #MA7255	2.50	3/20/51	304
439	Government National Mortgage Association, Pool #MA7881	2.50	2/20/52	378
341	Government National Mortgage Association, Pool #MA7193	2.50	2/20/51	293
270	Government National Mortgage Association, Pool #MA8042	2.50	5/20/52	232
466	Government National Mortgage Association, Pool #MA7052	2.50	12/20/50	400
13	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	12
11	Government National Mortgage Association, Pool #711729	2.50	3/15/43	9
458	Government National Mortgage Association, Pool #MA6709	2.50	6/20/50	395
13	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	12
439	Government National Mortgage Association, Pool #MA7987	2.50	4/20/52	377
394	Government National Mortgage Association, Pool #MA7472	2.50	7/20/51	340
445	Government National Mortgage Association, Pool #MA7589	2.50	9/20/51	382
608	Government National Mortgage Association, Pool #MA7767	2.50	12/20/51	524
415	Government National Mortgage Association, Pool #MA7649	2.50	10/20/51	358
206	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	177
20	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	18
405	Government National Mortgage Association, Pool #MA7367	2.50	5/20/51	348
200	Government National Mortgage Association, Pool #MA7705	2.50	11/20/51	173
194	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	167
385	Government National Mortgage Association, Pool #MA7418	2.50	6/20/51	332
7	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	6
21	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	19
19	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	16
13	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	11
479	Government National Mortgage Association, Pool #MA7827	2.50	1/20/52	412
13	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	12
217	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	186
7	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	6
201	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	173
362	Government National Mortgage Association, Pool #MA7312	2.50	4/20/51	313
597	Government National Mortgage Association, Pool #MA7534	2.50	8/20/51	515
21	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	19
420	Government National Mortgage Association, Pool #MA8147	2.50	7/20/52	361
153	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	132
14	Government National Mortgage Association, Pool #776954	2.50	11/15/42	12
97	Government National Mortgage Association, Pool #MA6598	2.50	4/20/50	84
274	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	236
293	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	252
422	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	363
437	Government National Mortgage Association, Pool #MA7936	2.50	3/20/52	376
461	Government National Mortgage Association, Pool #MA7136	2.50	1/20/51	396
37	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	30
5	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	5
52	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	47
15	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	14
88	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	80
77	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	68
79	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	71

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$76	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	$67
153	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	138
24	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	22
9	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	8
379	Government National Mortgage Association, Pool #MA6218	3.00	10/20/49	339
166	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	149
91	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	82
62	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	56
8	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	8
8	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	7
23	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	20
174	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	156
53	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	48
58	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	52
76	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	69
108	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	97
12	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	11
4	Government National Mortgage Association, Pool #5276	3.00	1/20/27	4
394	Government National Mortgage Association, Pool #MA7828	3.00	1/20/52	348
395	Government National Mortgage Association, Pool #MA8098	3.00	6/20/52	349
118	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	105
20	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	18
50	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	45
92	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	82
56	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	51
80	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	72
22	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	20
17	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	15
392	Government National Mortgage Association, Pool #MA7706	3.00	11/20/51	346
62	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	56
68	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	61
55	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	50
77	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	69
137	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	122
232	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	207
263	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	234
125	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	113
107	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	95
402	Government National Mortgage Association, Pool #MA7768	3.00	12/20/51	355
501	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	454
115	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	105
49	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	45
101	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	90
113	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	101
68	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	61
82	Government National Mortgage Association, Pool #MA4961	3.00	1/20/48	74
16	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	15
25	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	24
142	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	129
82	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	74
138	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	124
145	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	129
41	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	37
184	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	166
33	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	29
4	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	4
20	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	18
21	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	19
165	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	148
66	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	60
32	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	29
87	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	78
156	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	140
186	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	167
135	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	122
43	Government National Mortgage Association, Pool #779084	3.00	4/15/42	39
63	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	58

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$57	Government National Mortgage Association, Pool #778157	3.50	3/15/42	$56
56	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	52
89	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	82
120	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	113
61	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	56
40	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	37
101	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	93
10	Government National Mortgage Association, Pool #MA6410	3.50	1/20/50	9
60	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	55
72	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	67
65	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	59
50	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	46
75	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	70
50	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	46
107	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	98
87	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	80
72	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	66
78	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	72
27	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	26
74	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	69
10	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	9
44	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	40
49	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	45
59	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	54
73	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	67
81	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	74
46	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	42
96	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	89
97	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	89
54	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	50
136	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	127
78	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	72
138	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	129
397	Government National Mortgage Association, Pool #MA8149	3.50	7/20/52	361
119	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	113
42	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	39
61	Government National Mortgage Association, Pool #MA5077	3.50	3/20/48	56
5	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	5
12	Government National Mortgage Association, Pool #MA6475	3.50	2/20/50	11
17	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	15
51	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	47
82	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	75
98	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	90
45	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	41
113	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	105
74	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	68
14	Government National Mortgage Association, Pool #MA6711	3.50	6/20/50	13
13	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	12
68	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	62
17	Government National Mortgage Association, Pool #738602	3.50	8/15/26	17
74	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	68
67	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	62
90	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	80
18	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	16
53	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	48
34	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	31
15	Government National Mortgage Association, Pool #796271	3.50	7/15/42	15
68	Government National Mortgage Association, Pool #783976	3.50	4/20/43	63
13	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	12
18	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	17
246	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	227
138	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	128
127	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	116
3	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	2
114	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	105
81	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	75
11	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	10

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$199	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	$184
141	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	132
45	Government National Mortgage Association, Pool #740798	3.50	1/15/42	40
77	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	71
28	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	27
13	Government National Mortgage Association, Pool #766495	4.00	10/15/41	12
47	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	45
17	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	16
43	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	41
61	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	58
56	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	54
16	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	15
14	Government National Mortgage Association, Pool #MA5330	4.00	7/20/48	13
47	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	44
19	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	18
34	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	32
9	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	8
25	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	24
10	Government National Mortgage Association, Pool #779401	4.00	6/15/42	10
10	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	9
19	Government National Mortgage Association, Pool #738710	4.00	9/15/41	19
16	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	15
31	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	29
48	Government National Mortgage Association, Pool #MA5078	4.00	3/20/48	46
51	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	49
40	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	38
48	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	45
17	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	16
54	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	51
52	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	50
14	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	14
52	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	49
23	Government National Mortgage Association, Pool #740068	4.00	9/15/40	23
82	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	79
102	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	97
62	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	59
36	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	34
30	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	28
12	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	12
57	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	54
69	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	66
48	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	46
55	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	53
90	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	85
72	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	69
62	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	60
20	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	19
48	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	46
86	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	81
22	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	21
13	Government National Mortgage Association, Pool #4922	4.00	1/20/41	12
175	Government National Mortgage Association, Pool #5139	4.00	8/20/41	168
84	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	81
16	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	15
20	Government National Mortgage Association, Pool #753254	4.00	9/15/43	19
31	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	29
48	Government National Mortgage Association, Pool #713876	4.00	8/15/39	47
274	Government National Mortgage Association, Pool #MA8151	4.50	7/20/52	262
6	Government National Mortgage Association, Pool #MA5529	4.50	10/20/48	6
11	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	11
26	Government National Mortgage Association, Pool #MA5467	4.50	9/20/48	25
43	Government National Mortgage Association, Pool #MA5652	4.50	12/20/48	42
37	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	38
179	Government National Mortgage Association, Pool #721760	4.50	8/15/40	175
7	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	6
11	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	11
244	Government National Mortgage Association, Pool #4801	4.50	9/20/40	241

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$12	Government National Mortgage Association, Pool #729511	4.50		4/15/40	$12
21	Government National Mortgage Association, Pool #MA1092	4.50		6/20/43	21
10	Government National Mortgage Association, Pool #MA4129	4.50		12/20/46	10
106	Government National Mortgage Association, Pool #717148	4.50		5/15/39	102
14	Government National Mortgage Association, Pool #MA4721	4.50		9/20/47	13
45	Government National Mortgage Association, Pool #MA4384	4.50		4/20/47	44
64	Government National Mortgage Association, Pool #MA1762	4.50		3/20/44	63
4	Government National Mortgage Association, Pool #MA5877	4.50		4/20/49	4
14	Government National Mortgage Association, Pool #738793	4.50		9/15/41	13
37	Government National Mortgage Association, Pool #MA5818	4.50		3/20/49	36
33	Government National Mortgage Association, Pool #MA4512	4.50		6/20/47	32
8	Government National Mortgage Association, Pool #MA5987	4.50		6/20/49	7
13	Government National Mortgage Association, Pool #MA5711	4.50		1/20/49	13
20	Government National Mortgage Association, Pool #MA3805	4.50		7/20/46	20
16	Government National Mortgage Association, Pool #MA4780	4.50		10/20/47	16
64	Government National Mortgage Association, Pool #5260	4.50		12/20/41	66
4	Government National Mortgage Association, Pool #MA5764	4.50		2/20/49	4
57	Government National Mortgage Association, Pool #MA2756	4.50		4/20/45	56
12	Government National Mortgage Association, Pool #MA5933	5.00		5/20/49	12
86	Government National Mortgage Association, Pool #782523	5.00		11/15/35	88
4	Government National Mortgage Association, Pool #MA5712	5.00		1/20/49	4
10	Government National Mortgage Association, Pool #MA5765	5.00		2/20/49	10
22	Government National Mortgage Association, Pool #MA4007	5.00		10/20/46	23
40	Government National Mortgage Association, Pool #MA2076	5.00		7/20/44	40
179	Government National Mortgage Association, Pool #4559	5.00		10/20/39	183
10	Government National Mortgage Association, Pool #MA5080	5.00		3/20/48	10
4	Government National Mortgage Association, Pool #MA5988	5.00		6/20/49	4
16	Government National Mortgage Association, Pool #675179	5.00		3/15/38	16
49	Government National Mortgage Association, Pool #694531	5.00		11/15/38	50
11	Government National Mortgage Association, Pool #MA5400	5.00		8/20/48	11
41	Government National Mortgage Association, Pool #604285	5.00		5/15/33	41
25	Government National Mortgage Association, Pool #712690	5.00		4/15/39	25
10	Government National Mortgage Association, Pool #MA5530	5.00		10/20/48	10
19	Government National Mortgage Association, Pool #MA5597	5.00		11/20/48	19
10	Government National Mortgage Association, Pool #782468	5.00		11/15/38	10
6	Government National Mortgage Association, Pool #MA0465	5.00		10/20/42	6
4	Government National Mortgage Association, Pool #MA5653	5.00		12/20/48	4
10	Government National Mortgage Association, Pool #MA5819	5.00		3/20/49	10
6	Government National Mortgage Association, Pool #658181	5.50		11/15/36	6
55	Government National Mortgage Association, Pool #783284	5.50		6/20/40	56
33	Government National Mortgage Association, Pool #510835	5.50		2/15/35	35
8	Government National Mortgage Association, Pool #MA0466	5.50		10/20/42	8
32	Government National Mortgage Association, Pool #4245	6.00		9/20/38	34
29	Government National Mortgage Association, Pool #4222	6.00		8/20/38	30
30	Government National Mortgage Association, Pool #781959	6.00		7/15/35	31
8	Government National Mortgage Association, Pool #699237	6.50		9/15/38	8
3,475	Government National Mortgage Association, 30 YR TBA	2.00		10/20/51	2,885
100	Government National Mortgage Association, 30 YR TBA	2.50		10/20/51	86
25	Government National Mortgage Association, 30 YR TBA	2.50		11/20/52	21
300	Government National Mortgage Association, 30 YR TBA	3.00		10/20/52	265
750	Government National Mortgage Association, 30 YR TBA	3.50		10/20/50	681
900	Government National Mortgage Association, 30 YR TBA	4.00		10/20/52	840
200	Government National Mortgage Association, 30 YR TBA	4.00		11/20/52	187
275	Government National Mortgage Association, 30 YR TBA	4.50		10/20/52	263
150	Government National Mortgage Association, 30 YR TBA	4.50		11/20/52	143
100	Government National Mortgage Association, 30 YR TBA	5.00		11/20/51	98
	Total U.S. Government Agency Mortgages				171,779

Shares
	Investment Company — 18.38%
38,590,592	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.89	(b)		38,591
	Total Investment Company				38,591

	Total Investments Before TBA Sale Commitments (cost $251,609) – 107.08%				224,805

Principal Amount (000)
	TBA Sale Commitments (c) — (0.20)%
$(150)	Fannie Mae, 30 YR TBA	2.50		10/25/52	$(126)
(25)	Fannie Mae, 30 YR TBA	2.00		11/25/51	(20)
(325)	Fannie Mae, 30 YR TBA	2.00		10/25/52	(262)
(25)	Fannie Mae, 30 YR TBA	2.50		11/25/52	(21)
	Total TBA Sale Commitments				(429)
	Liabilities in excess of other assets — (6.88)%				(14,435)
	Net Assets — 100.00%				$209,941

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on September 30, 2022.
(b)	Annualized 7-day yield as of period-end.
(c)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2022.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.06%	-	1.06%
Collateralized Mortgage Obligations	5.82%	-	5.82%
U.S. Government Agency Mortgages	81.82%	-	81.82%
Investment Company	7.04%	11.34%	18.38%
TBA Sale Commitments	-0.20%	-	-0.20%
Other Assets (Liabilities)	-6.81%	-0.07%	-6.88%
Total Net Assets	88.73%	11.27%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 91.34%
	Alabama — 3.24%
$2,025	County of Baldwin Alabama, GO, Callable 11/1/24 @ 100.00	5.00		5/1/25	$2,098
710	University of Alabama Revenue, Series A, Callable 11/14/22 @ 100.00	5.00		7/1/23	711
					2,809
	Arizona — 7.56%
805	County of Pima Arizona Sewer System Revenue	5.00		7/1/23	827
1,645	Maricopa County High School District No. 214 Tolleson Union High School, GO	5.00		7/1/24	1,694
2,475	Maricopa County Industrial Development Authority Revenue, Series D	5.00	(a)	1/1/46	2,615
1,350	Maricopa County Unified School District No. 41 Gilbert, GO, Series C	5.00		7/1/25	1,415
					6,551
	Arkansas — 2.67%
2,295	Rogers School District No. 30, GO, Callable 8/1/24 @ 100.00 (State Aid Withholding)	4.00		2/1/26	2,317

	District of Columbia — 2.38%
2,000	District of Columbia, GO, Series D	5.00		6/1/24	2,058

	Florida — 2.43%
425	JEA Florida Electric System Revenue, Series D	5.00		10/1/22	425
1,645	State of Florida Department of Management Services Refunding Certificates of Participation, Series A	5.00		11/1/23	1,677
					2,102
	Hawaii — 2.32%
1,970	City & County Honolulu Hawaii Wastewater System Revenue	4.00		7/1/25	2,006

	Indiana — 5.43%
2,660	Indiana Finance Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		3/1/39	2,762
1,930	Indiana Municipal Power Agency Revenue, Series A	5.00		1/1/23	1,940
					4,702
	Iowa — 5.93%
1,440	Ankeny Community School District, GO	5.00		6/1/23	1,456
1,000	City of Ankeny, GO	5.00		6/1/25	1,045
2,105	City of Dubuque, GO	2.00		6/1/24	2,059
550	Linn-Mar Community School District, GO, Callable 5/1/26 @ 100.00 (BAM)	5.00		5/1/27	581
					5,141
	Kansas — 5.44%
2,790	Kansas Development Finance Authority Revenue, Series D	5.00		4/1/25	2,900
1,790	Kansas Development Finance Authority Revenue	5.00		5/1/23	1,816
					4,716
	Kentucky — 0.81%
685	University of Kentucky Revenue, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00		4/1/25	702

	Massachusetts — 1.89%
1,545	Massachusetts School Building Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00		2/15/49	1,635

	Michigan — 4.95%
2,170	Michigan State Housing Development Authority Revenue, Series A1, Callable 11/14/22 @ 100.00	0.65		10/1/24	2,048
2,105	Wayne State University Revenue	5.00		11/15/26	2,239
					4,287
	Missouri — 3.09%
2,600	Lindbergh School District, GO	4.00		3/1/27	2,680

	Nebraska — 2.50%
2,060	Nebraska Public Power District Revenue, Series A	5.00		1/1/26	2,164

	New Jersey — 3.63%
3,000	State of New Jersey, GO, Series A	5.00		6/1/26	3,143

	New York — 7.77%
1,525	City of New York, GO, Series B-1	5.00		8/1/28	1,659
1,110	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C-1	5.00		2/1/28	1,205
2,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00		11/1/23	2,039
440	New York State Dormitory Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		2/15/23	444

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$960	New York State Dormitory Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		2/15/23	$967
405	New York State Dormitory Authority Revenue, Series A	5.00		2/15/24	415
					6,729
	North Carolina — 0.44%
375	State of North Carolina Revenue	5.00		3/1/23	378

	North Dakota — 1.60%
1,365	City of Bismarck, GO	4.00		5/1/24	1,383

	Oregon — 1.57%
1,320	City of Salem Oregon, GO	5.00		6/1/24	1,359

	Pennsylvania — 2.49%
2,010	Millcreek Township School District, GO (BAM)	5.00		9/15/27	2,159

	Texas — 8.86%
1,550	City of Garland Texas Electric Utility System Revenue	5.00		3/1/24	1,585
2,065	City of Irving Texas, GO	5.00		9/15/24	2,139
1,015	Conroe Independent School District, GO (PSF-GTD)	5.00		2/15/25	1,057
660	Dallas Area Rapid Transit Revenue, Series A	5.00		12/1/24	685
1,000	Plano Independent School, GO (PSF-GTD)	5.00		2/15/23	1,008
1,150	Round Rock Independent School District, GO (PSF-GTD)	5.00		8/1/25	1,209
					7,683
	Utah — 3.79%
3,140	Alpine School District, GO (SCH BD GTY)	4.00		3/15/29	3,280

	Washington — 3.72%
1,260	County of King Washington, GO, Series B	5.00		7/1/25	1,323
1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00		12/1/24	1,128
750	State of Washington, GO	4.00		7/1/26	770
					3,221
	West Virginia — 2.40%
2,130	Jefferson County Board of Education, GO	2.00		6/1/24	2,083

	Wisconsin — 4.43%
2,700	State of Wisconsin, GO, Callable 5/1/25 @ 100.00	5.00		5/1/29	2,816
1,000	Stevens Point Area Public School District Wisconsin, GO	5.00		4/1/24	1,026
					3,842
	Total Municipal Bonds				79,130

Shares
	Investment Company — 10.71%
9,278,787	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.89	(b)		9,279
	Total Investment Company				9,279

	Total Investments (cost $91,406) — 102.05%				88,409
	Liabilities in excess of other assets — (2.05)%				(1,779)
	Net Assets — 100.00%				$86,630

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on September 30, 2022.
(b)	Annualized 7-day yield as of period-end.

BAM—Build America Mutual

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

SCH BD GTY—School Board Guaranty

As of September 30, 2022, 100% of the Portfolio's net assets were managed by Breckinridge Capital Advisors, Inc.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 88.67%
	Alabama — 1.89%
$1,675	Auburn University Revenue, Series A	5.00		6/1/26	$1,770
1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00		1/1/24	1,431
2,895	Black Belt Energy Gas District Revenue, Callable 9/1/31 @ 100.53	4.00	(a)	6/1/51	2,778
1,000	Lower Alabama Gas District Revenue, Callable 9/1/25 @ 100.58 (Goldman Sachs)	4.00	(a)	12/1/50	979
1,000	Troy University Revenue, Series A (BAM)	5.00		11/1/26	1,061
					8,019
	Arizona — 1.86%
1,555	City of Phoenix Civic Improvement Corp. Revenue, Callable 7/1/29 @ 100.00	5.00		7/1/30	1,622
1,685	City of Phoenix Civic Improvement Corp. Revenue, Callable 7/1/30 @ 100.00	5.00		7/1/32	1,857
1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00		7/1/25	1,046
1,215	Northern Arizona University Revenue, Series B (BAM)	5.00		6/1/26	1,282
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,028
1,015	State of Arizona Certificate of Participation, GO, Series A	5.00		10/1/25	1,066
					7,901
	Arkansas — 0.28%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00		2/1/23	1,207

	California — 3.17%
1,250	California State, GO	5.00		8/1/24	1,290
3,000	California State, GO, Callable 11/1/30 @ 100.00	5.00		11/1/31	3,322
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,597
1,000	Los Angeles California Department of Airports Revenue	5.00		5/15/23	1,009
2,000	State of California, GO, Callable 9/1/32 @ 100.00	5.00		9/1/33	2,255
1,750	State of California, GO, Callable 4/1/29 @ 100.00	5.00		4/1/30	1,918
1,000	State of California, GO, Callable 10/1/28 @ 100.00	5.00		4/1/35	1,061
					13,452
	Colorado — 3.22%
1,225	Board of Governors of Colorado State University System Revenue, Series E-2 (State Intercept)	5.00		3/1/25	1,272
3,550	Colorado Health Facilities Authority Revenue, Series A	5.00		1/1/25	3,677
3,600	Denver City & County Colorado Airport System Revenue, Series A	5.00		12/1/25	3,759
1,750	Denver City & County Colorado Airport System Revenue, Series A	5.00		11/15/23	1,781
2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50		12/1/25	3,175
					13,664
	Connecticut — 1.37%
1,085	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00		12/1/26	1,140
1,500	State of Connecticut Special Tax Revenue, Series D, Callable 11/1/31 @ 100.00	5.00		11/1/34	1,635
3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00		10/15/25	3,048
					5,823
	District of Columbia — 1.46%
1,500	District of Columbia University Revenue	5.00		4/1/25	1,556
3,260	District of Columbia University Revenue, Callable 9/1/29 @ 100.00	5.00		3/1/31	3,581
1,000	District of Columbia, GO, Callable 12/1/26 @ 100.00	5.00		6/1/33	1,050
					6,187
	Florida — 2.92%
2,000	Alachua County Health Facilities Authority Revenue	5.00	(a)	12/1/37	2,092
1,500	Central Florida Expressway Authority Revenue (AGM)	5.00		7/1/30	1,651
955	County of Polk Florida Utility System Revenue	5.00		10/1/27	1,024
1,000	Florida Municipal Power Agency Revenue	5.00		10/1/25	1,047
1,615	Lee County Florida Solid Waste System Revenue	5.00		10/1/22	1,615
1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00		10/1/25	1,552
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00		10/1/25	3,400
					12,381
	Georgia — 2.29%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00		7/1/23	1,011
1,000	Fayette County Hospital Authority Revenue, Callable 1/1/24 @ 100.00	5.00	(a)	7/1/54	1,020
250	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/23	253
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/24	1,642
5,000	Main Street Natural Gas, Inc. Revenue, Callable 6/1/26 @ 100.50	4.00	(a)	3/1/50	4,826
1,000	Savannah Economic Development Authority Revenue	1.90		8/1/24	961
					9,713

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Illinois — 6.58%
$73	Chicago Illinois Certificates of Participation, Tax Increment Allocation, Diversey/Narragansett Project Revenue, Series NT Continuously Callable @ 100.00	7.46		2/15/26	$69
455	Chicago O Hare International Airport Revenue	5.00		1/1/32	475
400	Chicago O Hare International Airport Revenue, Callable 1/1/32 @ 100.00	5.00		1/1/33	415
1,000	Chicago Park District, GO, Series B, Callable 1/1/24 @ 100.00	5.00		1/1/26	1,029
1,000	City of Chicago Illinois Waterworks Revenue	5.00		11/1/24	1,034
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 100.00	5.00		11/1/25	1,033
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/14/22 @ 100.00	5.00		11/1/24	1,001
1,375	Illinois State Finance Authority Revenue, Series B-2, Callable 5/15/26 @ 100.00	5.00	(a)	5/15/50	1,423
4,600	Illinois State Sales Tax Revenue, Series A (BAM)	5.00		6/15/25	4,784
1,635	Illinois State Toll Highway Authority Revenue	5.00		1/1/25	1,694
1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00		12/1/24	1,785
3,035	Metropolitan Water Reclamation District of Greater Chicago, GO, Series A, Callable 12/1/26 @ 100.00	5.00		12/1/27	3,225
1,420	Metropolitan Water Reclamation District of Greater Chicago, GO, Series D	5.00		12/1/30	1,562
2,000	Regional Transportation Authority Revenue (AGC)	6.00		6/1/25	2,083
3,000	Sales Tax Securitization Corp. Revenue, Series A	5.00		1/1/29	3,181
2,995	University of Illinois Certificate of Participation Revenue, Series B, Callable 10/1/26 @ 100.00	5.00		10/1/27	3,135
					27,928
	Indiana — 2.34%
2,500	City of Whiting Indiana Revenue (BP Plc)	5.00	(a)	12/1/44	2,592
1,150	Indiana Finance Authority Revenue, Series A	5.00		11/1/23	1,173
1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,034
1,350	Indiana Finance Authority Revenue, Series A, Callable 10/1/32 @ 100.00	5.00		10/1/34	1,478
2,250	Indiana Finance Authority Revenue, Series B, Callable 1/1/25 @ 100.00	2.25	(a)	12/1/58	2,172
1,500	Indiana Finance Authority Revenue, Series A	3.13		12/1/24	1,486
					9,935
	Iowa — 0.11%
450	Iowa Tobacco Settlement Authority Revenue, Series A2, Callable 6/1/31 @ 100.00	5.00		6/1/32	470

	Kentucky — 2.11%
1,300	City of Owensboro Kentucky Electric Light & Power System Revenue	4.00		1/1/23	1,304
3,500	Kentucky Public Energy Authority Revenue, Series B	4.00	(a)	1/1/49	3,470
3,160	Kentucky Public Energy Authority Revenue, Series A	4.00		4/1/23	3,178
1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00		4/1/24	1,011
					8,963
	Louisiana — 1.15%
1,415	Jefferson Sales Tax District Revenue, Series A (AGM)	5.00		12/1/25	1,486
2,500	Louisiana Offshore Terminal Authority Revenue	1.65	(a)	9/1/33	2,443
1,000	Parish of St. John the Baptist Louisiana Revenue	2.10	(a)	6/1/37	961
					4,890
	Maine — 0.25%
1,025	Finance Authority of Maine Revenue (AGC)	5.00		12/1/26	1,060

	Maryland — 3.09%
2,905	County of Montgomery Maryland, GO, Series A, Callable 8/1/30 @ 100.00	4.00		8/1/31	2,988
4,040	Maryland State Stadium Authority Revenue	5.00		5/1/24	4,145
2,090	Maryland State Transportation Authority Revenue (AMT)	5.00		6/1/28	2,214
2,500	State of Maryland Department of Transportation Revenue, Callable 10/1/30 @ 100.00	5.00		10/1/32	2,764
1,000	State of Maryland Department of Transportation Revenue, Callable 10/1/27 @ 100.00	4.00		10/1/32	1,014
					13,125
	Massachusetts — 2.16%
3,000	Commonwealth of Massachusetts, GO, Series A (AMBAC)	5.50		8/1/30	3,457
1,400	Massachusetts Educational Financing Authority Revenue, Series B	5.00		7/1/29	1,464
1,500	Massachusetts Port Authority Revenue	5.00		7/1/32	1,611
1,615	Massachusetts State Educational Financing Authority Revenue, Series A (AMT)	5.00		7/1/23	1,628
1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00		1/1/25	1,024
					9,184
	Michigan — 4.83%

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan (continued)
$1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00		7/1/24	$1,860
6,000	Michigan Finance Authority Revenue, Callable 5/16/26 @ 100.00	5.00	(a)	11/15/44	6,245
1,000	Michigan Finance Authority Revenue, Callable 6/1/25 @ 100.00	5.50		12/1/29	1,052
1,100	Michigan Finance Authority Revenue	5.00		10/1/29	1,217
1,280	Michigan Finance Authority Revenue, Series B	5.00		10/1/30	1,427
2,190	Michigan Finance Authority Revenue, Series B, Callable 10/1/30 @ 100.00	5.00		10/1/31	2,429
1,450	Michigan State Building Authority Revenue	5.00		4/15/25	1,505
1,605	Michigan Strategic Fund Revenue	5.00		6/30/25	1,614
2,960	Utica Community Schools, GO (Q-SBLF)	5.00		5/1/26	3,130
					20,479
	Minnesota — 1.64%
1,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Series C	5.00		1/1/26	1,049
1,985	Minnesota Housing Finance Agency Revenue	5.00		8/1/28	2,146
1,240	Minnesota Housing Finance Agency Revenue	5.00		8/1/29	1,354
2,195	Minnesota Housing Finance Agency Revenue	5.00		8/1/30	2,415
					6,964
	Missouri — 1.49%
2,400	Health & Educational Facilities Authority of the State of Missouri Revenue	5.00		6/1/25	2,503
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00		11/15/23	1,020
2,505	The Curators of The University of Missouri Revenue	5.00		11/1/30	2,786
					6,309
	Nebraska — 0.83%
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 100.00	4.00		4/1/31	1,038
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 100.00	4.00		4/1/32	1,009
1,350	Omaha Public Power District Revenue, Callable 2/1/32 @ 100.00	5.00		2/1/34	1,469
					3,516
	Nevada — 1.41%
1,000	Clark County Nevada School District, GO, Series A	5.00		6/15/26	1,058
3,500	Las Vegas Valley Water District, GO	5.00		6/1/31	3,910
1,000	State of Nevada Highway Improvement Revenue	5.00		12/1/24	1,036
					6,004
	New Jersey — 1.57%
430	New Jersey Economic Development Authority Revenue, Callable 11/1/29 @ 100.00	5.00		11/1/30	449
1,725	New Jersey Higher Education Student Assistance Authority Revenue	5.00		12/1/29	1,820
1,210	New Jersey State Economic Development Authority, School Facilities Construction Revenue	5.00		6/15/28	1,267
2,000	New Jersey State Higher Education Student Assistance Authority Revenue, Series B (AMT)	5.00		12/1/22	2,006
1,100	State of New Jersey, GO, Series A	4.00		6/1/31	1,111
10	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20		6/1/27	10
					6,663
	New Mexico — 0.64%
2,590	New Mexico Educational Assistance Foundation Revenue, Series 1A	5.00		9/1/25	2,701

	New York — 7.65%
4,000	City of New York, GO, Series A-1	5.00		8/1/27	4,306
2,890	City of New York, GO, Series A-1, Callable 10/1/30 @ 100.00	5.00		4/1/32	3,152
1,700	Metropolitan Transportation Authority Revenue, Callable 11/15/26 @ 100.00	5.00		11/15/29	1,740
3,000	New York City Housing Development Corp. Revenue, Series B-2 (Pre-Refunded/Escrowed to Maturity)	5.00		7/1/26	3,043
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00		8/1/29	1,035
2,000	New York City Water & Sewer System Revenue, Callable 12/15/30 @ 100.00	5.00		6/15/31	2,231
2,410	New York City Water & Sewer System Revenue, Callable 12/15/25 @ 100.00	5.00		6/15/27	2,542
1,500	New York State Dormitory Authority Revenue, Series D	5.00		2/15/25	1,556
4,710	New York State Thruway Authority Revenue, Callable 9/15/32 @ 100.00	5.00		3/15/35	5,080
1,250	New York State Thruway Authority Revenue, Series A, Callable 3/15/31 @ 100.00	5.00		3/15/33	1,385
1,795	New York Transportation Development Corp. Revenue	5.00		12/1/27	1,832
4,500	Port Authority of New York & New Jersey New York, Consolidated 185th Revenue (AMT)	5.00		9/1/23	4,554
					32,456
	North Carolina — 1.72%
1,000	City of Charlotte North Carolina Airport Revenue, Series C	5.00		7/1/24	1,025

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	North Carolina (continued)
$1,000	County of Wake North Carolina Revenue	5.00		9/1/28	$1,098
3,000	County of Wake North Carolina, GO	5.00		9/1/24	3,098
1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00		1/1/24	1,019
1,000	The Charlotte-Mecklenburg Hospital Authority Revenue	5.00	(a)	1/15/50	1,074
					7,314
	Ohio — 2.67%
1,750	American Municipal Power, Inc. Revenue, Series A	5.00		2/15/24	1,791
1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00		2/15/27	1,527
3,000	Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, Callable 6/1/30 @ 100.00	5.00		6/1/32	3,160
800	County of Montgomery Revenue, Callable 8/1/31 @ 100.00	5.00		8/1/33	851
465	Mahoning County Ohio Hospital Facilities, Western Reserve Care System Revenue Continuously Callable @ 100.00 (MBIA)	5.50		10/15/25	486
1,850	University of Cincinnati Revenue	5.00		6/1/27	1,985
775	University of Cincinnati Revenue	5.00		6/1/26	820
700	University of Cincinnati Revenue	5.00		6/1/25	730
					11,350
	Oklahoma — 0.88%
1,000	Oklahoma Development Finance Authority Revenue, Callable 11/1/22 @ 100.00	1.63		7/6/23	973
530	Oklahoma Municipal Power Authority Revenue, Series A, Callable 1/1/31 @ 100.00 (AGM)	4.00		1/1/32	529
2,000	Oklahoma Turnpike Authority Revenue	5.00		1/1/30	2,211
					3,713
	Oregon — 0.97%
1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	5.00	(a)	6/15/25	1,365
2,500	Multnomah County School District No. 1 Portland, GO (SCH BD GTY)	5.00		6/15/29	2,768
					4,133
	Pennsylvania — 5.34%
3,500	City of Philadelphia PA Water & Wastewater Revenue, Callable 10/1/30 @ 100.00	5.00		10/1/32	3,820
3,535	City of Philadelphia PA, GO, Series A	5.00		5/1/30	3,847
1,000	City of Philadelphia Pennsylvania Water & Wastewater Revenue, Series B	5.00		11/1/27	1,075
1,250	Commonwealth Financing Authority, Tobacco Master Settlement Revenue	5.00		6/1/23	1,263
850	Easton Area School District, GO, Series A (State Aid Withholding)	4.00		4/1/25	866
1,860	Luzerne County Industrial Development Authority Revenue, Callable 12/3/29 @ 100.00	2.45	(a)	12/1/39	1,603
2,500	Pennsylvania Economic Development Financing Authority Revenue (AMT)	2.15	(a)	7/1/41	2,449
1,000	Pennsylvania Higher Education Assistance Agency Revenue	5.00		6/1/29	1,050
2,500	Pennsylvania State Turnpike Commission Revenue	5.00		6/1/24	2,555
625	Pennsylvania Turnpike Commission Revenue	5.00		12/1/28	663
3,225	School District of Philadelphia, GO	5.00		9/1/28	3,485
					22,676
	Rhode Island — 1.34%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00		5/15/23	2,014
625	Rhode Island State Student Loan Authority Revenue	5.00		12/1/29	670
1,000	Rhode Island State Student Loan Authority Revenue, Series A (AMT)	5.00		12/1/22	1,003
1,875	Rhode Island Student Loan Authority Revenue, Series A	5.00		12/1/29	1,981
					5,668
	South Carolina — 1.60%
3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00		11/1/26	3,943
1,000	Piedmont Municipal Power Agency Revenue, Series B	5.00		1/1/29	1,076
1,000	South Carolina Public Service Authority Revenue, Series A	5.00		12/1/31	1,046
680	South Carolina Public Service Authority Revenue	5.00		12/1/27	712
					6,777
	Tennessee — 0.64%
1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00	(a)	11/1/49	1,486
1,250	Tennessee State Energy Acquisition Corp. Revenue, Series E, Callable 2/1/23 @ 100.43	4.00	(a)	5/1/48	1,249
					2,735
	Texas — 11.41%
2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00		2/15/25	2,079
1,025	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/27	1,101

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$1,230	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/28	$1,334
2,450	City of Dallas Texas, GO, Callable 2/15/25 @ 100.00	5.00		2/15/27	2,547
2,500	City of Houston Texas Airport System Revenue, Series C (AMT)	5.00		7/1/25	2,582
1,300	City of San Antonio Texas Electric & Gas Systems Revenue	4.00		2/1/33	1,274
950	Clifton Higher Education Finance Corp. Revenue, Series T, Callable 8/15/32 @ 100.00 (PSF-GTD)	4.00		8/15/34	941
1,205	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/24	1,244
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/25	2,308
4,730	Dallas Area Rapid Transit Revenue, Callable 12/1/29 @ 100.00	5.00		12/1/33	5,137
2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00		2/15/27	2,600
2,300	Dallas Love Field Revenue (AMT)	5.00		11/1/25	2,389
2,100	Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Revenue	5.00		11/15/27	2,221
1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/25	1,729
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue (AMT)	5.00		11/1/22	1,000
1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/14/22 @ 100.00	5.00		11/1/28	1,221
1,000	Lower Colorado River Texas Authority Revenue	5.00		5/15/26	1,052
825	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/23	834
1,000	North Texas Tollway Authority Revenue, Series A	5.00		1/1/24	1,023
1,000	San Antonio Texas Airport System Revenue	5.00		7/1/26	1,045
1,750	San Antonio Texas Airport System Revenue	5.00		7/1/25	1,810
2,000	Tarrant County Cultural Education Facilities Financing Revenue, Callable 1/1/32 @ 100.00	5.00	(a)	7/1/53	2,103
3,585	Texas Water Development Board Revenue, Callable 8/1/31 @ 100.00	5.00		8/1/33	3,988
2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00		2/15/28	2,346
1,300	West Harris County Regional Water Authority Revenue	5.00		12/15/27	1,407
1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00		8/15/26	1,049
					48,364
	Utah — 0.27%
1,090	Utah Transit Authority Revenue	5.00		12/15/26	1,161

	Virginia — 1.80%
1,500	City of Richmond VA Public Utility Revenue, Callable 1/15/26 @ 100.00	5.00		1/15/29	1,592
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/24	1,026
850	Hampton Roads Transportation Accountability Commission Revenue, Callable 7/1/30 @ 100.00	5.00		7/1/31	947
2,000	King George County Economic Development Authority Revenue	2.50	(a)	6/1/23	1,991
1,000	Roanoke Economic Development Authority Revenue	5.00		7/1/25	1,040
1,000	Virginia Public Building Authority Revenue, Series B (AMT)	5.00		8/1/24	1,029
					7,625
	Washington — 2.34%
1,555	Port of Seattle Wa Revenue, Callable 8/1/32 @ 100.00	5.00		8/1/33	1,644
1,500	Port of Seattle Washington Revenue (AMT)	5.00		4/1/26	1,570
1,300	State of Washington, GO, Series C, Callable 2/1/31 @ 100.00	5.00		2/1/33	1,435
1,600	Washington Health Care Facilities Authority Revenue, Series B1, Callable 2/1/24 @ 100.00	5.00	(a)	8/1/49	1,619
2,310	Washington Health Care Facilities Authority Revenue	5.00		8/15/23	2,345
1,250	Washington Health Care Facilities Authority Revenue	5.00		10/1/25	1,308
					9,921
	Wisconsin — 1.38%
3,455	Public Finance Authority Revenue	3.70	(a)	10/1/46	3,440
1,225	University of Wisconsin Hospitals & Clinics Revenue	5.00		4/1/26	1,294
1,100	Wisconsin Health & Educational Facilities Authority Revenue	4.00		11/15/26	1,137
					5,871
	Total Municipal Bonds				376,302

Shares
	Investment Company — 10.48%
44,461,589	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.89	(b)		44,462
	Total Investment Company				44,462

	Total Investments (cost $446,285) — 99.15%				420,764

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Shares	Security Description	Rate %	Value (000)
	Investment Company (continued)
	Other assets in excess of liabilities — 0.85%		3,594
	Net Assets — 100.00%		$424,358

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on September 30, 2022.
(b)	Annualized 7-day yield as of period-end.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corporation

AMBAC—American Municipal Bond Assurance Corporation

AMT—Alternative Minimum Tax

BAM—Build America Mutual

GO—General Obligation

MBIA—Municipal Bond Insurance Association

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified School Bond Loan Fund

SCH BD GTY—School Board Guaranty

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2022.

The Intermediate Term Municipal Bond Portfolio	Insight North America LLC	HC Capital Solutions	Total
Municipal Bonds	88.67%	-	88.67%
Investment Company	-	10.48%	10.48%
Other Assets (Liabilities)	0.79%	0.06%	0.85%
Total Net Assets	89.46%	10.54%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 62.97%
	Alabama — 3.09%
$1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility Revenue, Callable 6/1/25 @ 100.00	5.00	6/1/29	$1,471
260	Pell City Alabama, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/26	270
				1,741
	Connecticut — 1.48%
870	State of Connecticut Special Tax Revenue, Callable 5/1/30 @ 100.00	4.00	5/1/36	831

	Florida — 6.52%
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,330
900	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	930
1,300	State of Florida Department of Transportation Revenue, Callable 7/1/28 @ 100.00	5.00	7/1/31	1,412
				3,672
	Georgia — 4.83%
1,415	State of Georgia, GO, Series A	5.00	7/1/28	1,551
1,150	Walton Industrial Building Authority Revenue	4.00	2/1/31	1,170
				2,721
	Illinois — 4.79%
1,095	Highland Park Park District Revenue	5.00	12/15/30	1,203
1,400	Illinois Finance Authority Revenue	5.00	1/1/27	1,495
				2,698
	Kentucky — 2.38%
1,220	Louisville and Jefferson County Metropolitan Sewer District Revenue, Series A	5.00	5/15/29	1,343

	Nevada — 3.37%
800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	822
980	State of Nevada, GO, Series A	5.00	5/1/29	1,080
				1,902
	New Mexico — 1.96%
1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,103

	New York — 2.19%
570	City of New York, GO, Series 1	5.00	4/1/31	631
600	Metropolitan Transportation Authority Revenue, Series A-1	5.00	2/1/23	603
				1,234
	North Carolina — 3.41%
1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,612
300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	312
				1,924
	Ohio — 4.17%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	713
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,097
500	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00	1/1/30	539
				2,349
	Pennsylvania — 2.57%
1,395	Pennsylvania Housing Finance Agency Revenue, Series 137	5.00	4/1/25	1,448

	South Dakota — 3.18%
1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00	4/1/29	1,792

	Tennessee — 2.36%
1,215	County of Hamblen, GO	5.00	5/1/29	1,331

	Texas — 9.21%
1,550	City of Missouri City Texas, GO, Callable 6/15/26 @ 100.00	5.00	6/15/30	1,664
300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00	3/1/29	320
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,565
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,650
				5,199
	Washington — 5.54%
1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/29	1,143

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — September 30, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00		12/1/27	$1,350
575	King County Washington, GO, Callable 1/1/29 @ 100.00	5.00		1/1/30	630
					3,123
	West Virginia — 1.92%
1,000	State of West Virginia, GO, Series A, Callable 6/1/29 @ 100.00	5.00		6/1/33	1,080

	Total Municipal Bonds				35,491

Shares
	Investment Companies — 35.81%
86,205	BlackRock California Municipal Income Trust				886
116,222	BlackRock Municipal Income Fund, Inc.				1,262
54,274	BlackRock MuniYield Fund, Inc.				539
125,736	BlackRock MuniYield Quality Fund III, Inc.				1,311
71,012	DTF Tax-Free Income 2028 Term Fund, Inc.				788
129,929	DWS Municipal Income Trust				1,081
46,963	Eaton Vance California Municipal Bond Fund				400
90,000	Eaton Vance Municipal Bond Fund				871
85,000	Invesco Quality Municipal Income Trust				776
134,249	Nuveen AMT-Free Quality Municipal Income Fund				1,423
65,000	Nuveen California Quality Municipal Income Fund				713
15,518	Nuveen Intermediate Duration Municipal Term Fund				192
117,050	Nuveen Municipal Credit Income Fund				1,331
78,377	Nuveen New York AMT-Free Quality Municipal Income Fund				770
132,044	Nuveen Quality Municipal Income Fund				1,453
63,478	Pioneer Municipal High Income Opportunities Fund, Inc.				479
70,688	Pioneer Municipal High Income Opportunities Fund, Inc.				717
4,889,749	State Street Institutional Treasury Plus Money Market Fund, Trust Class	2.89	(a)		4,890
30,601	Western Asset Managed Municipals Fund, Inc.				297
	Total Investment Companies				20,179

	Total Investments (cost $63,379) — 98.78%				55,670
	Other assets in excess of liabilities — 1.22%				685
	Net Assets — 100.00%				$56,355

(a)	Annualized 7-day yield as of period-end.

AMT—Alternative Minimum Tax
GO—General Obligation
SCH BD GTY—School Board Guaranty

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — September 30, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2022.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	City of London Investment Management Company, Limited	HC Capital Solutions	Total
Municipal Bonds	62.97%	-	-	62.97%
Investment Companies	0.33%	27.13%	8.35%	35.81%
Other Assets (Liabilities)	0.93%	0.44%	-0.15%	1.22%
Total Net Assets	64.23%	27.57%	8.20%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.